UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Communication Services Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Retailing Portfolio

Semi-Annual Report

August 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Automotive Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Communication Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Leisure Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Retailing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Automotive Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Toyota Motor Corp. sponsored ADR	11.2
Tesla, Inc.	10.8
General Motors Co.	8.6
Ford Motor Co.	5.0
NIO, Inc. sponsored ADR	4.9
O'Reilly Automotive, Inc.	4.9
Aptiv PLC	4.6
Ferrari NV	4.1
Copart, Inc.	4.0
AutoZone, Inc.	3.7
61.8

Top Industries (% of fund's net assets)

As of August 31, 2021
Automobiles	57.0%
Specialty Retail	17.6%
Auto Components	13.1%
Commercial Services & Supplies	4.9%
Distributors	4.2%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Automotive Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Airlines - 0.2%
Airlines - 0.2%
Blade Air Mobility, Inc. (a)(b)	29,500	$251,045
Joby Aviation, Inc. (c)	13,300	160,591
		411,636
Auto Components - 13.1%
Auto Parts & Equipment - 13.1%
Adient PLC (a)	90,152	3,546,580
Aptiv PLC (a)	61,277	9,325,747
Gentex Corp.	46,000	1,416,800
Lear Corp.	35,988	5,755,921
Magna International, Inc. Class A (sub. vtg.)	73,809	5,828,550
Novem Group SA	21,400	429,557
		26,303,155
Automobiles - 56.9%
Automobile Manufacturers - 56.9%
Daimler AG (Germany)	33,953	2,863,228
Ferrari NV	37,682	8,192,067
Ford Motor Co. (a)	778,584	10,144,950
General Motors Co. (a)	351,831	17,243,237
Honda Motor Co. Ltd. sponsored ADR (b)	158,458	4,794,939
Li Auto, Inc. ADR (a)	132,812	4,098,578
Lucid Motors, Inc. (c)	9,900	197,604
NIO, Inc. sponsored ADR (a)	253,713	9,973,458
Stellantis NV (b)	277,236	5,550,265
Tesla, Inc. (a)	29,491	21,697,119
Toyota Motor Corp. sponsored ADR (b)	128,915	22,460,858
XPeng, Inc. ADR (a)	170,764	7,257,470
		114,473,773
Commercial Services & Supplies - 4.9%
Diversified Support Services - 4.9%
ACV Auctions, Inc. Class A (a)	85,200	1,738,932
Copart, Inc. (a)	55,883	8,065,035
		9,803,967
Distributors - 4.2%
Distributors - 4.2%
Genuine Parts Co.	14,115	1,724,712
LKQ Corp. (a)	128,709	6,781,677
		8,506,389
Electrical Equipment - 0.8%
Electrical Components & Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	28,269	1,672,959
Machinery - 0.5%
Construction Machinery & Heavy Trucks - 0.5%
Allison Transmission Holdings, Inc.	24,568	908,525
Road & Rail - 1.8%
Trucking - 1.8%
Lyft, Inc. (a)	21,009	1,000,238
TuSimple Holdings, Inc. (a)	3,900	163,254
Uber Technologies, Inc. (a)	65,142	2,549,658
		3,713,150
Software - 0.1%
Application Software - 0.1%
Otonomo Technologies Ltd. (c)	17,390	119,774
Specialty Retail - 17.6%
Automotive Retail - 17.6%
Advance Auto Parts, Inc.	8,819	1,788,934
AutoZone, Inc. (a)	4,757	7,369,307
CarMax, Inc. (a)	14,381	1,800,645
Carvana Co. Class A (a)(b)	21,219	6,961,105
Group 1 Automotive, Inc.	17,677	2,924,483
Lithia Motors, Inc. Class A (sub. vtg.)	14,350	4,754,155
O'Reilly Automotive, Inc. (a)	16,572	9,845,094
		35,443,723
TOTAL COMMON STOCKS
(Cost $148,795,359)		201,357,051
	Principal Amount	Value

Convertible Bonds - 0.1%
Automobiles - 0.1%
Automobile Manufacturers - 0.1%
Rivian Automotive, Inc. 0% (Cost $189,997)(c)(d)(e)	189,997	189,997
	Shares	Value

Money Market Funds - 11.2%
Fidelity Cash Central Fund 0.06% (f)	216,460	216,503
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	22,404,994	22,407,235
TOTAL MONEY MARKET FUNDS
(Cost $22,623,738)		22,623,738
TOTAL INVESTMENT IN SECURITIES - 111.4%
(Cost $171,609,094)		224,170,786
NET OTHER ASSETS (LIABILITIES) - (11.4)%		(22,932,045)
NET ASSETS - 100%		$201,238,741

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $667,966 or 0.3% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Joby Aviation, Inc.	2/23/21	$133,000
Lucid Motors, Inc.	2/22/21	$148,500
Otonomo Technologies Ltd.	1/31/21	$173,900
Rivian Automotive, Inc. 0%	7/23/21	$189,997

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,184,333	$44,098,086	$45,065,916	$334	$--	$--	$216,503	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	24,349,005	137,694,801	139,636,571	13,258	--	--	22,407,235	0.1%
Total	$25,533,338	$181,792,887	$184,702,487	$13,592	$--	$--	$22,623,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$201,357,051	$201,076,686	$280,365	$--
Convertible Bonds	189,997	--	--	189,997
Money Market Funds	22,623,738	22,623,738	--	--
Total Investments in Securities:	$224,170,786	$223,700,424	$280,365	$189,997

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	59.1%
Japan	13.6%
Cayman Islands	8.6%
Netherlands	6.9%
Bailiwick of Jersey	4.6%
Canada	2.9%
Ireland	1.8%
Germany	1.6%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,838,152) — See accompanying schedule: Unaffiliated issuers (cost $148,985,356)	$201,547,048
Fidelity Central Funds (cost $22,623,738)	22,623,738
Total Investment in Securities (cost $171,609,094)		$224,170,786
Cash		25
Receivable for investments sold		4,112,448
Receivable for fund shares sold		192,069
Dividends receivable		30,027
Distributions receivable from Fidelity Central Funds		2,514
Prepaid expenses		609
Other receivables		13,658
Total assets		228,522,136
Liabilities
Payable for investments purchased	$2,616,327
Payable for fund shares redeemed	2,105,018
Accrued management fee	91,142
Other affiliated payables	37,721
Other payables and accrued expenses	26,362
Collateral on securities loaned	22,406,825
Total liabilities		27,283,395
Net Assets		$201,238,741
Net Assets consist of:
Paid in capital		$142,734,131
Total accumulated earnings (loss)		58,504,610
Net Assets		$201,238,741
Net Asset Value, offering price and redemption price per share ($201,238,741 ÷ 3,406,863 shares)		$59.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$820,746
Special dividends		341,997
Income from Fidelity Central Funds (including $13,258 from security lending)		13,592
Total income		1,176,335
Expenses
Management fee	$519,769
Transfer agent fees	181,864
Accounting fees	38,483
Custodian fees and expenses	9,115
Independent trustees' fees and expenses	359
Registration fees	28,990
Audit	17,201
Legal	75
Interest	422
Miscellaneous	262
Total expenses before reductions	796,540
Expense reductions	(19,313)
Total expenses after reductions		777,227
Net investment income (loss)		399,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,355,411
Foreign currency transactions	(3,485)
Total net realized gain (loss)		6,351,926
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,212,585
Unfunded commitments	(360,479)
Assets and liabilities in foreign currencies	(1,006)
Total change in net unrealized appreciation (depreciation)		8,851,100
Net gain (loss)		15,203,026
Net increase (decrease) in net assets resulting from operations		$15,602,134

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$399,108	$81,335
Net realized gain (loss)	6,351,926	4,642,110
Change in net unrealized appreciation (depreciation)	8,851,100	34,682,030
Net increase (decrease) in net assets resulting from operations	15,602,134	39,405,475
Distributions to shareholders	(436,220)	(6,816,480)
Share transactions
Proceeds from sales of shares	89,846,120	177,484,001
Reinvestment of distributions	424,360	6,545,736
Cost of shares redeemed	(102,422,377)	(54,873,788)
Net increase (decrease) in net assets resulting from share transactions	(12,151,897)	129,155,949
Total increase (decrease) in net assets	3,014,017	161,744,944
Net Assets
Beginning of period	198,224,724	36,479,780
End of period	$201,238,741	$198,224,724
Other Information
Shares
Sold	1,526,173	3,627,198
Issued in reinvestment of distributions	7,454	178,794
Redeemed	(1,783,388)	(1,194,382)
Net increase (decrease)	(249,761)	2,611,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Automotive Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$54.21	$34.91	$33.29	$37.52	$36.78	$33.72
Income from Investment Operations
Net investment income (loss)B	.12C	.05D	.46E	.36	.39F	.33
Net realized and unrealized gain (loss)	4.86	23.73	2.67G	(2.15)	6.11	5.22
Total from investment operations	4.98	23.78	3.13	(1.79)	6.50	5.55
Distributions from net investment income	(.01)	(.01)	(.49)H	(.38)	(.20)	(.52)
Distributions from net realized gain	(.11)	(4.47)	(1.02)H	(2.06)	(5.56)	(1.98)
Total distributions	(.12)	(4.48)	(1.51)	(2.44)	(5.76)	(2.49)I
Redemption fees added to paid in capitalB	–	–	–	–	–J	–J
Net asset value, end of period	$59.07	$54.21	$34.91	$33.29	$37.52	$36.78
Total ReturnK,L	9.20%	78.19%	9.14%G	(4.66)%	19.08%	16.80%
Ratios to Average Net AssetsM,N
Expenses before reductions	.80%O	.88%	1.00%	.97%	.97%	.96%
Expenses net of fee waivers, if any	.80%O	.88%	1.00%	.97%	.96%	.96%
Expenses net of all reductions	.78%O	.87%	.99%	.97%	.96%	.95%
Net investment income (loss)	.40%C,O	.10%D	1.33%E	1.04%	1.04%F	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$201,239	$198,225	$36,480	$40,781	$56,139	$54,069
Portfolio turnover rateP	80%O	56%	45%	31%	117%	83%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .06%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.21) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.

 G Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.19 per share. Excluding these litigation proceeds, the total return would have been 8.58%.

 H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 I Total distributions per share do not sum due to rounding.

 J Amount represents less than $.005 per share.

 K Total returns for periods of less than one year are not annualized.

 L Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 M Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 O Annualized

 P Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Alphabet, Inc. Class A	24.6
Facebook, Inc. Class A	21.1
Comcast Corp. Class A	4.9
The Walt Disney Co.	4.6
Activision Blizzard, Inc.	3.7
T-Mobile U.S., Inc.	3.6
Snap, Inc. Class A	3.3
AT&T, Inc.	3.1
Netflix, Inc.	3.0
Liberty Broadband Corp. Class A	2.7
74.6

Top Industries (% of fund's net assets)

As of August 31, 2021
Interactive Media & Services	51.7%
Entertainment	17.1%
Media	14.4%
Diversified Telecommunication Services	7.4%
Wireless Telecommunication Services	4.0%
All Others*	5.4%

* Includes short-term investments and net other assets (liabilities).

Communication Services Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 0.2%
Communications Equipment - 0.2%
EchoStar Holding Corp. Class A (a)(b)	121,900	$3,291,300
Diversified Telecommunication Services - 7.4%
Alternative Carriers - 3.9%
Iridium Communications, Inc. (a)	109,400	4,869,394
Liberty Global PLC Class C (a)	1,334,900	38,685,402
Liberty Latin America Ltd. Class C (a)	1,000,386	14,395,555
		57,950,351
Integrated Telecommunication Services - 3.5%
AT&T, Inc.	1,670,600	45,807,852
Verizon Communications, Inc.	120,300	6,616,500
		52,424,352

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		110,374,703

Entertainment - 17.1%
Interactive Home Entertainment - 6.5%
Activision Blizzard, Inc.	672,000	55,352,640
Electronic Arts, Inc.	82,400	11,965,304
Motorsport Games, Inc. Class A (b)	4,300	46,311
Roblox Corp. (a)(b)	12,500	1,025,625
Skillz, Inc. (a)(b)	26,600	313,082
Take-Two Interactive Software, Inc. (a)	85,900	13,848,798
Zynga, Inc. (a)	1,620,600	14,342,310
		96,894,070
Movies & Entertainment - 10.6%
Cinemark Holdings, Inc. (a)(b)	450,400	8,030,632
Endeavor Group Holdings, Inc. (a)(b)	8,400	218,400
Lions Gate Entertainment Corp.:
Class A (a)	34,500	445,740
Class B (a)	503,734	5,923,912
Marcus Corp. (a)(b)	256,300	3,998,280
Netflix, Inc. (a)	79,800	45,421,362
The Walt Disney Co. (a)	382,171	69,287,602
Warner Music Group Corp. Class A	497,700	18,912,600
World Wrestling Entertainment, Inc. Class A (b)	140,800	7,337,088
		159,575,616

TOTAL ENTERTAINMENT		256,469,686

Equity Real Estate Investment Trusts (REITs) - 1.3%
Specialized REITs - 1.3%
Lamar Advertising Co. Class A	63,100	7,182,673
Outfront Media, Inc.	500,463	12,391,464
		19,574,137
Interactive Media & Services - 51.7%
Interactive Media & Services - 51.7%
Alphabet, Inc. Class A (a)	127,600	369,268,019
Angi, Inc. (a)(b)	891,500	9,485,560
Facebook, Inc. Class A (a)	835,600	317,009,928
IAC (a)	9,600	1,267,680
Match Group, Inc. (a)	76,470	10,510,037
Snap, Inc. Class A (a)	653,000	49,699,830
Twitter, Inc. (a)	125,500	8,094,750
Vimeo, Inc. (a)	138,035	5,261,894
Zillow Group, Inc. Class A (a)(b)	54,200	5,181,520
		775,779,218
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Coupang, Inc. Class A (a)(b)	8,200	245,672
Doordash, Inc.	2,400	459,360
eBay, Inc.	93,700	7,190,538
		7,895,570
Media - 14.4%
Advertising - 0.1%
S4 Capital PLC (a)	117,000	1,309,380
TechTarget, Inc. (a)	12,100	1,023,418
		2,332,798
Broadcasting - 3.7%
Fox Corp. Class A	54,400	2,036,736
Liberty Media Corp.:
Liberty Media Class A (a)	415,162	18,968,752
Liberty SiriusXM Series A (a)	458,200	22,680,900
Liberty SiriusXM Series C (a)	24,070	1,187,855
ViacomCBS, Inc. Class B	243,700	10,101,365
		54,975,608
Cable & Satellite - 10.2%
Altice U.S.A., Inc. Class A (a)	1,105,000	30,321,200
Comcast Corp. Class A	1,212,900	73,598,772
DISH Network Corp. Class A (a)	195,939	8,540,981
Liberty Broadband Corp. Class A (a)	218,123	40,520,710
		152,981,663
Publishing - 0.4%
News Corp. Class A	280,300	6,298,341

TOTAL MEDIA		216,588,410

Road & Rail - 1.4%
Trucking - 1.4%
Lyft, Inc. (a)	433,200	20,624,652
Software - 0.6%
Application Software - 0.6%
Unity Software, Inc. (b)	66,400	8,416,200
Viant Technology, Inc.	1,200	16,500
		8,432,700
Wireless Telecommunication Services - 4.0%
Wireless Telecommunication Services - 4.0%
Millicom International Cellular SA (a)(b)	153,500	5,785,415
T-Mobile U.S., Inc. (a)	396,550	54,335,281
		60,120,696
TOTAL COMMON STOCKS
(Cost $938,567,838)		1,479,151,072

Convertible Preferred Stocks - 0.2%
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series F (c)(d)
(Cost $3,584,075)	58,000	3,584,075

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.06% (e)	19,746,463	19,750,412
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	30,762,968	30,766,044
TOTAL MONEY MARKET FUNDS
(Cost $50,516,456)		50,516,456
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $992,668,369)		1,533,251,603
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(33,595,123)
NET ASSETS - 100%		$1,499,656,480

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,584,075 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Reddit, Inc. Series F	8/11/21	$3,584,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$12,091,854	$313,855,113	$306,196,555	$4,896	$--	$--	$19,750,412	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	10,915,194	166,365,192	146,514,342	24,842	--	--	30,766,044	0.1%
Total	$23,007,048	$480,220,305	$452,710,897	$29,738	$--	$--	$50,516,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,479,151,072	$1,479,151,072	$--	$--
Convertible Preferred Stocks	3,584,075	--	--	3,584,075
Money Market Funds	50,516,456	50,516,456	--	--
Total Investments in Securities:	$1,533,251,603	$1,529,667,528	$--	$3,584,075

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,500,154) — See accompanying schedule: Unaffiliated issuers (cost $942,151,913)	$1,482,735,147
Fidelity Central Funds (cost $50,516,456)	50,516,456
Total Investment in Securities (cost $992,668,369)		$1,533,251,603
Receivable for fund shares sold		4,224,010
Dividends receivable		118,489
Distributions receivable from Fidelity Central Funds		5,176
Prepaid expenses		4,364
Other receivables		40,506
Total assets		1,537,644,148
Liabilities
Payable for investments purchased	$5,016,584
Payable for fund shares redeemed	1,302,702
Accrued management fee	627,443
Distribution and service plan fees payable	20,604
Other affiliated payables	229,174
Other payables and accrued expenses	26,011
Collateral on securities loaned	30,765,150
Total liabilities		37,987,668
Net Assets		$1,499,656,480
Net Assets consist of:
Paid in capital		$935,645,274
Total accumulated earnings (loss)		564,011,206
Net Assets		$1,499,656,480
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($41,763,105 ÷ 412,049 shares)(a)		$101.35
Maximum offering price per share (100/94.25 of $101.35)		$107.53
Class M:
Net Asset Value and redemption price per share ($8,829,683 ÷ 87,482 shares)(a)		$100.93
Maximum offering price per share (100/96.50 of $100.93)		$104.59
Class C:
Net Asset Value and offering price per share ($11,004,273 ÷ 110,338 shares)(a)		$99.73
Communication Services:
Net Asset Value, offering price and redemption price per share ($1,380,471,759 ÷ 13,535,775 shares)		$101.99
Class I:
Net Asset Value, offering price and redemption price per share ($46,238,702 ÷ 453,657 shares)		$101.92
Class Z:
Net Asset Value, offering price and redemption price per share ($11,348,958 ÷ 111,058 shares)		$102.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$2,240,507
Income from Fidelity Central Funds (including $24,842 from security lending)		29,738
Total income		2,270,245
Expenses
Management fee	$3,153,112
Transfer agent fees	1,011,689
Distribution and service plan fees	101,332
Accounting fees	193,550
Custodian fees and expenses	6,387
Independent trustees' fees and expenses	2,012
Registration fees	95,678
Audit	20,305
Legal	1,180
Miscellaneous	2,612
Total expenses before reductions	4,587,857
Expense reductions	(69,313)
Total expenses after reductions		4,518,544
Net investment income (loss)		(2,248,299)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,573,211
Foreign currency transactions	(13,274)
Total net realized gain (loss)		31,559,937
Change in net unrealized appreciation (depreciation) on investment securities		190,433,799
Net gain (loss)		221,993,736
Net increase (decrease) in net assets resulting from operations		$219,745,437

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,248,299)	$(3,703,093)
Net realized gain (loss)	31,559,937	60,404,018
Change in net unrealized appreciation (depreciation)	190,433,799	240,367,274
Net increase (decrease) in net assets resulting from operations	219,745,437	297,068,199
Distributions to shareholders	(41,008,773)	(30,372,833)
Share transactions - net increase (decrease)	395,507,263	63,041,939
Total increase (decrease) in net assets	574,243,927	329,737,305
Net Assets
Beginning of period	925,412,553	595,675,248
End of period	$1,499,656,480	$925,412,553

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Communication Services Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$87.31	$60.63	$74.85	$78.20
Income from Investment Operations
Net investment income (loss)C	(.30)	(.59)	(.30)	(.12)
Net realized and unrealized gain (loss)	17.88	30.37	8.77	2.68
Total from investment operations	17.58	29.78	8.47	2.56
Distributions from net investment income	–	–	–	(.14)
Distributions from net realized gain	(3.54)	(3.10)	(22.69)	(5.77)
Total distributions	(3.54)	(3.10)	(22.69)	(5.91)
Net asset value, end of period	$101.35	$87.31	$60.63	$74.85
Total ReturnD,E,F	20.57%	50.81%	11.90%	3.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.08%	1.07%	1.13%I
Expenses net of fee waivers, if any	1.03%I	1.08%	1.07%	1.12%I
Expenses net of all reductions	1.02%I	1.07%	1.06%	1.11%I
Net investment income (loss)	(.64)%I	(.81)%	(.47)%	(.68)%I
Supplemental Data
Net assets, end of period (000 omitted)	$41,763	$22,962	$9,947	$715
Portfolio turnover rateJ	42%I	63%	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$86.94	$60.52	$74.82	$78.20
Income from Investment Operations
Net investment income (loss)C	(.41)	(.77)	(.48)	(.16)
Net realized and unrealized gain (loss)	17.81	30.29	8.75	2.67
Total from investment operations	17.40	29.52	8.27	2.51
Distributions from net investment income	–	–	–	(.12)
Distributions from net realized gain	(3.41)	(3.10)	(22.57)	(5.77)
Total distributions	(3.41)	(3.10)	(22.57)	(5.89)
Net asset value, end of period	$100.93	$86.94	$60.52	$74.82
Total ReturnD,E,F	20.43%	50.47%	11.58%	3.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%I	1.32%	1.35%	1.36%I
Expenses net of fee waivers, if any	1.27%I	1.32%	1.35%	1.35%I
Expenses net of all reductions	1.26%I	1.32%	1.34%	1.34%I
Net investment income (loss)	(.88)%I	(1.06)%	(.75)%	(.90)%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,830	$5,386	$2,264	$485
Portfolio turnover rateJ	42%I	63%	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$86.05	$60.20	$74.76	$78.20
Income from Investment Operations
Net investment income (loss)C	(.64)	(1.12)	(.81)	(.25)
Net realized and unrealized gain (loss)	17.60	30.07	8.74	2.67
Total from investment operations	16.96	28.95	7.93	2.42
Distributions from net investment income	–	–	–	(.09)
Distributions from net realized gain	(3.28)	(3.10)	(22.49)	(5.77)
Total distributions	(3.28)	(3.10)	(22.49)	(5.86)
Net asset value, end of period	$99.73	$86.05	$60.20	$74.76
Total ReturnD,E,F	20.11%	49.77%	11.01%	3.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.80%	1.86%	1.87%I
Expenses net of fee waivers, if any	1.78%I	1.80%	1.86%	1.85%I
Expenses net of all reductions	1.77%I	1.79%	1.85%	1.84%I
Net investment income (loss)	(1.39)%I	(1.53)%	(1.26)%	(1.37)%I
Supplemental Data
Net assets, end of period (000 omitted)	$11,004	$6,856	$1,982	$377
Portfolio turnover rateJ	42%I	63%	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$87.88	$60.82	$74.88	$79.70	$80.75	$68.59
Income from Investment Operations
Net investment income (loss)B	(.17)	(.36)	(.12)	.13	.21	.22
Net realized and unrealized gain (loss)	18.00	30.52	8.79	5.31	3.14	17.53
Total from investment operations	17.83	30.16	8.67	5.44	3.35	17.75
Distributions from net investment income	–	–	–	(.20)	(.16)	(.33)
Distributions from net realized gain	(3.72)	(3.10)	(22.73)	(10.06)	(4.23)	(5.26)
Total distributions	(3.72)	(3.10)	(22.73)	(10.26)	(4.40)C	(5.59)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$101.99	$87.88	$60.82	$74.88	$79.70	$80.75
Total ReturnE,F	20.75%	51.29%	12.22%	8.12%	4.16%	26.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.77%	.78%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.75%I	.77%	.78%	.81%	.80%	.82%
Expenses net of all reductions	.74%I	.76%	.77%	.80%	.79%	.82%
Net investment income (loss)	(.36)%I	(.51)%	(.18)%	.17%	.26%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,380,472	$859,871	$577,157	$562,422	$509,375	$680,392
Portfolio turnover rateJ	42%I	63%	73%	107%	22%	33%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$87.86	$60.80	$74.89	$78.20
Income from Investment Operations
Net investment income (loss)C	(.18)	(.39)	(.11)	(.06)
Net realized and unrealized gain (loss)	17.99	30.55	8.78	2.67
Total from investment operations	17.81	30.16	8.67	2.61
Distributions from net investment income	–	–	–	(.15)
Distributions from net realized gain	(3.75)	(3.10)	(22.76)	(5.77)
Total distributions	(3.75)	(3.10)	(22.76)	(5.92)
Net asset value, end of period	$101.92	$87.86	$60.80	$74.89
Total ReturnD,E	20.73%	51.31%	12.22%	3.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.78%	.77%	.70%H
Expenses net of fee waivers, if any	.76%H	.77%	.77%	.69%H
Expenses net of all reductions	.75%H	.77%	.76%	.68%H
Net investment income (loss)	(.37)%H	(.51)%	(.17)%	(.30)%H
Supplemental Data
Net assets, end of period (000 omitted)	$46,239	$26,521	$2,493	$452
Portfolio turnover rateI	42%H	63%	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$88.04	$60.85	$74.89	$78.20
Income from Investment Operations
Net investment income (loss)C	(.11)	(.28)	(.03)	(.03)
Net realized and unrealized gain (loss)	18.03	30.57	8.80	2.65
Total from investment operations	17.92	30.29	8.77	2.62
Distributions from net investment income	–	–	–	(.16)
Distributions from net realized gain	(3.77)	(3.10)	(22.81)	(5.77)
Total distributions	(3.77)	(3.10)	(22.81)	(5.93)
Net asset value, end of period	$102.19	$88.04	$60.85	$74.89
Total ReturnD,E	20.82%	51.48%	12.38%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.64%	.65%	.64%H
Expenses net of fee waivers, if any	.62%H	.64%	.65%	.62%H
Expenses net of all reductions	.61%H	.63%	.64%	.61%H
Net investment income (loss)	(.23)%H	(.38)%	(.05)%	(.16)%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,349	$3,817	$1,833	$529
Portfolio turnover rateI	42%H	63%	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
The Home Depot, Inc.	17.1
Lowe's Companies, Inc.	16.6
Equity Residential (SBI)	8.1
Johnson Controls International PLC	4.7
Builders FirstSource, Inc.	4.5
NVR, Inc.	3.9
Vulcan Materials Co.	3.8
Masco Corp.	3.6
Lamar Advertising Co. Class A	3.2
Washington REIT (SBI)	2.7
68.2

Top Industries (% of fund's net assets)

As of August 31, 2021
Specialty Retail	33.7%
Building Products	22.4%
Equity Real Estate Investment Trusts (Reits)	18.3%
Household Durables	11.1%
Construction & Engineering	6.2%
All Others*	8.3%

* Includes short-term investments and net other assets (liabilities).

Construction and Housing Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Building Products - 22.4%
Building Products - 22.4%
Advanced Drain Systems, Inc.	46,700	$5,330,805
Apogee Enterprises, Inc. (a)	113,400	4,873,932
Builders FirstSource, Inc. (b)	509,235	27,137,133
Carrier Global Corp.	231,400	13,328,640
Johnson Controls International PLC	376,651	28,173,495
Masco Corp.	357,500	21,707,400
Resideo Technologies, Inc. (b)	141,100	4,549,064
Simpson Manufacturing Co. Ltd.	61,000	6,902,150
Trane Technologies PLC	72,900	14,470,650
UFP Industries, Inc.	109,226	8,200,688
		134,673,957
Construction & Engineering - 6.2%
Construction & Engineering - 6.2%
Comfort Systems U.S.A., Inc.	49,429	3,755,615
EMCOR Group, Inc.	38,270	4,649,805
Fluor Corp. (a)(b)	334,600	5,574,436
Granite Construction, Inc.	137,618	5,579,034
Quanta Services, Inc.	75,199	7,677,818
Willscot Mobile Mini Holdings (b)	338,850	10,029,960
		37,266,668
Construction Materials - 4.7%
Construction Materials - 4.7%
Summit Materials, Inc. (a)(b)	164,614	5,542,553
Vulcan Materials Co.	120,476	22,400,103
		27,942,656
Equity Real Estate Investment Trusts (REITs) - 18.3%
Diversified REITs - 2.7%
Washington REIT (SBI)	643,900	16,187,646
Industrial REITs - 2.1%
Americold Realty Trust	346,300	12,723,062
Residential REITs - 10.3%
Equity Residential (SBI)	578,600	48,642,902
Invitation Homes, Inc.	311,500	12,827,570
		61,470,472
Specialized REITs - 3.2%
Lamar Advertising Co. Class A	169,482	19,292,136

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		109,673,316

Household Durables - 11.1%
Homebuilding - 11.1%
Blu Investments LLC (b)(c)(d)	11,990,913	3,717
D.R. Horton, Inc.	57,856	5,532,191
Installed Building Products, Inc. (a)	90,238	11,205,755
NVR, Inc. (b)	4,484	23,226,851
PulteGroup, Inc.	294,085	15,839,418
Toll Brothers, Inc.	172,900	11,075,974
		66,883,906
IT Services - 0.8%
Internet Services & Infrastructure - 0.8%
Cyxtera Technologies, Inc. (d)	200,000	1,683,400
Cyxtera Technologies, Inc.:
warrants 9/10/27 (b)	82,575	142,029
Class A (a)(b)	318,287	2,820,023
		4,645,452
Real Estate Management & Development - 1.2%
Diversified Real Estate Activities - 0.6%
The RMR Group, Inc.	82,560	3,825,830
Real Estate Services - 0.6%
Cushman & Wakefield PLC (b)	180,895	3,281,435

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		7,107,265

Specialty Retail - 33.7%
Home Improvement Retail - 33.7%
Lowe's Companies, Inc.	490,095	99,925,470
The Home Depot, Inc.	314,390	102,547,731
		202,473,201
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (b)	119,703	6,162,310
TOTAL COMMON STOCKS
(Cost $374,500,586)		596,828,731

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.06% (e)	5,446,189	5,447,278
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	8,926,001	8,926,894
TOTAL MONEY MARKET FUNDS
(Cost $14,374,172)		14,374,172
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $388,874,758)		611,202,903
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(10,599,916)
NET ASSETS - 100%		$600,602,987

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,687,117 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Investments LLC	5/21/20	$20,739
Cyxtera Technologies, Inc.	2/21/21	$2,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,984,621	$85,364,671	$82,902,014	$946	$--	$--	$5,447,278	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	17,887,567	8,960,673	34,422	--	--	8,926,894	0.0%
Total	$2,984,621	$103,252,238	$91,862,687	$35,368	$--	$--	$14,374,172

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$596,828,731	$595,141,614	$1,683,400	$3,717
Money Market Funds	14,374,172	14,374,172	--	--
Total Investments in Securities:	$611,202,903	$609,515,786	$1,683,400	$3,717

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,785,044) — See accompanying schedule: Unaffiliated issuers (cost $374,500,586)	$596,828,731
Fidelity Central Funds (cost $14,374,172)	14,374,172
Total Investment in Securities (cost $388,874,758)		$611,202,903
Receivable for fund shares sold		1,707,230
Dividends receivable		65,146
Distributions receivable from Fidelity Central Funds		32,805
Prepaid expenses		2,424
Other receivables		9,505
Total assets		613,020,013
Liabilities
Payable for investments purchased	$1,914,276
Payable for fund shares redeemed	1,204,954
Accrued management fee	253,451
Other affiliated payables	93,567
Other payables and accrued expenses	23,884
Collateral on securities loaned	8,926,894
Total liabilities		12,417,026
Net Assets		$600,602,987
Net Assets consist of:
Paid in capital		$351,079,490
Total accumulated earnings (loss)		249,523,497
Net Assets		$600,602,987
Net Asset Value, offering price and redemption price per share ($600,602,987 ÷ 6,312,200 shares)		$95.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$3,476,212
Income from Fidelity Central Funds (including $34,422 from security lending)		35,368
Total income		3,511,580
Expenses
Management fee	$1,371,049
Transfer agent fees	425,903
Accounting fees	98,919
Custodian fees and expenses	6,964
Independent trustees' fees and expenses	859
Registration fees	59,043
Audit	16,972
Legal	171
Miscellaneous	968
Total expenses before reductions	1,980,848
Expense reductions	(16,133)
Total expenses after reductions		1,964,715
Net investment income (loss)		1,546,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,918,064
Total net realized gain (loss)		26,918,064
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	70,108,797
Unfunded commitments	162,200
Total change in net unrealized appreciation (depreciation)		70,433,197
Net gain (loss)		97,351,261
Net increase (decrease) in net assets resulting from operations		$98,898,126

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,546,865	$2,764,446
Net realized gain (loss)	26,918,064	11,232,483
Change in net unrealized appreciation (depreciation)	70,433,197	80,379,638
Net increase (decrease) in net assets resulting from operations	98,898,126	94,376,567
Distributions to shareholders	(10,187,181)	(15,851,989)
Share transactions
Proceeds from sales of shares	304,182,351	111,965,826
Reinvestment of distributions	9,652,120	15,043,485
Cost of shares redeemed	(145,403,862)	(180,977,827)
Net increase (decrease) in net assets resulting from share transactions	168,430,609	(53,968,516)
Total increase (decrease) in net assets	257,141,554	24,556,062
Net Assets
Beginning of period	343,461,433	318,905,371
End of period	$600,602,987	$343,461,433
Other Information
Shares
Sold	3,392,993	1,731,273
Issued in reinvestment of distributions	109,746	305,680
Redeemed	(1,620,645)	(3,052,385)
Net increase (decrease)	1,882,094	(1,015,432)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Construction and Housing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$77.53	$58.56	$54.22	$59.88	$61.70	$53.16
Income from Investment Operations
Net investment income (loss)B	.27	.59	.53	.49	.44	.37
Net realized and unrealized gain (loss)	19.34	21.82	8.71	1.32	6.58	10.29
Total from investment operations	19.61	22.41	9.24	1.81	7.02	10.66
Distributions from net investment income	–	(.61)	(.60)	(.55)	(.30)	(.45)
Distributions from net realized gain	(1.99)	(2.83)	(4.31)	(6.92)	(8.53)	(1.67)
Total distributions	(1.99)	(3.44)	(4.90)C	(7.47)	(8.84)C	(2.12)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$95.15	$77.53	$58.56	$54.22	$59.88	$61.70
Total ReturnE,F	25.51%	41.70%	17.10%	4.03%	11.07%	20.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.78%	.79%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.76%I	.78%	.79%	.80%	.80%	.80%
Expenses net of all reductions	.76%I	.77%	.79%	.79%	.79%	.79%
Net investment income (loss)	.59%I	.94%	.88%	.86%	.69%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$600,603	$343,461	$318,905	$225,255	$331,418	$404,526
Portfolio turnover rateJ	69%I	93%	161%	90%	56%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Amazon.com, Inc.	22.5
Tesla, Inc.	6.0
The Home Depot, Inc.	5.4
NIKE, Inc. Class B	4.0
Capri Holdings Ltd.	3.3
Lowe's Companies, Inc.	3.1
Starbucks Corp.	2.5
Tapestry, Inc.	2.3
Booking Holdings, Inc.	2.2
Burlington Stores, Inc.	2.2
53.5

Top Industries (% of fund's net assets)

As of August 31, 2021
Internet & Direct Marketing Retail	25.6%
Specialty Retail	19.3%
Hotels, Restaurants & Leisure	18.7%
Textiles, Apparel & Luxury Goods	16.7%
Automobiles	6.4%
All Others*	13.3%

* Includes short-term investments and net other assets (liabilities).

Consumer Discretionary Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Adient PLC (a)	37,100	$1,459,514
Automobiles - 6.4%
Automobile Manufacturers - 6.4%
Ferrari NV	13,114	2,850,984
Tesla, Inc. (a)	53,200	39,140,304
		41,991,288
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	47,300	2,009,777
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	12,358	1,783,507
Diversified Consumer Services - 0.2%
Education Services - 0.2%
Grand Canyon Education, Inc. (a)	11,664	1,039,729
Entertainment - 0.4%
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	29,600	2,566,320
Food & Staples Retailing - 1.6%
Food Distributors - 1.1%
Performance Food Group Co. (a)	63,692	3,198,612
U.S. Foods Holding Corp. (a)	122,900	4,178,600
		7,377,212
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	51,380	2,911,191

TOTAL FOOD & STAPLES RETAILING		10,288,403

Hotels, Restaurants & Leisure - 18.7%
Casinos & Gaming - 4.0%
Caesars Entertainment, Inc. (a)	126,949	12,901,827
Churchill Downs, Inc.	32,246	6,787,783
Penn National Gaming, Inc. (a)	84,089	6,819,618
		26,509,228
Hotels, Resorts & Cruise Lines - 7.7%
Airbnb, Inc. Class A	23,200	3,595,768
Booking Holdings, Inc. (a)	6,450	14,832,872
Expedia, Inc. (a)	44,800	6,473,600
Hilton Worldwide Holdings, Inc. (a)	78,000	9,739,080
Lindblad Expeditions Holdings (a)	73,323	1,078,581
Marriott International, Inc. Class A (a)	66,200	8,946,268
Marriott Vacations Worldwide Corp. (a)	21,805	3,260,938
Wyndham Hotels & Resorts, Inc.	39,500	2,871,650
		50,798,757
Leisure Facilities - 0.9%
Planet Fitness, Inc. (a)	33,509	2,724,282
Vail Resorts, Inc. (a)	10,312	3,143,613
		5,867,895
Restaurants - 6.1%
ARAMARK Holdings Corp.	72,968	2,538,557
Chipotle Mexican Grill, Inc. (a)	3,022	5,751,863
Domino's Pizza, Inc.	6,900	3,566,541
McDonald's Corp.	23,316	5,536,617
Noodles & Co. (a)	185,533	2,335,860
Restaurant Brands International, Inc.	43,200	2,775,565
Ruth's Hospitality Group, Inc. (a)	41,322	846,688
Starbucks Corp.	139,887	16,435,324
		39,787,015

TOTAL HOTELS, RESTAURANTS & LEISURE		122,962,895

Household Durables - 3.0%
Home Furnishings - 0.5%
Purple Innovation, Inc. (a)	74,140	1,809,016
Tempur Sealy International, Inc.	33,900	1,515,330
		3,324,346
Homebuilding - 2.5%
D.R. Horton, Inc.	69,781	6,672,459
Lennar Corp. Class A	50,193	5,386,211
NVR, Inc. (a)	907	4,698,206
		16,756,876

TOTAL HOUSEHOLD DURABLES		20,081,222

Interactive Media & Services - 1.0%
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	1,244	3,600,074
Facebook, Inc. Class A (a)	7,500	2,845,350
		6,445,424
Internet & Direct Marketing Retail - 25.6%
Internet & Direct Marketing Retail - 25.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	7,800	1,302,522
Amazon.com, Inc. (a)	42,635	147,977,129
Deliveroo PLC	20,000	91,010
Deliveroo PLC Class A (a)(b)	63,000	301,769
eBay, Inc.	76,600	5,878,284
Farfetch Ltd. Class A (a)	56,400	2,360,904
Global-e Online Ltd. (a)	5,000	394,800
MercadoLibre, Inc. (a)	3,400	6,349,330
The RealReal, Inc. (a)	142,100	1,767,724
Wayfair LLC Class A (a)	6,912	1,940,544
		168,364,016
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	6,100	1,397,510
Multiline Retail - 5.7%
Department Stores - 0.7%
Kohl's Corp.	48,589	2,789,009
Nordstrom, Inc. (a)	81,000	2,317,410
		5,106,419
General Merchandise Stores - 5.0%
B&M European Value Retail SA	133,886	1,028,969
Dollar General Corp.	53,471	11,919,221
Dollar Tree, Inc. (a)	64,412	5,831,862
Ollie's Bargain Outlet Holdings, Inc. (a)(c)	57,082	4,131,595
Target Corp.	39,900	9,854,502
		32,766,149

TOTAL MULTILINE RETAIL		37,872,568

Road & Rail - 0.6%
Trucking - 0.6%
Lyft, Inc. (a)	51,000	2,428,110
Uber Technologies, Inc. (a)	41,900	1,639,966
		4,068,076
Specialty Retail - 19.3%
Apparel Retail - 6.6%
American Eagle Outfitters, Inc. (c)	229,906	7,016,731
Aritzia, Inc. (a)	34,700	1,133,976
Burlington Stores, Inc. (a)	47,618	14,261,115
Ross Stores, Inc.	70,727	8,374,077
TJX Companies, Inc.	151,513	11,018,025
Torrid Holdings, Inc.	5,600	129,416
Victoria's Secret & Co. (a)	22,333	1,480,678
		43,414,018
Automotive Retail - 0.6%
Carvana Co. Class A (a)	12,300	4,035,138
Home Improvement Retail - 9.3%
Floor & Decor Holdings, Inc. Class A (a)	44,149	5,443,572
Lowe's Companies, Inc.	100,034	20,395,932
The Home Depot, Inc.	108,817	35,493,929
		61,333,433
Specialty Stores - 2.8%
Academy Sports & Outdoors, Inc.	39,510	1,749,108
Bath & Body Works, Inc.	40,700	2,746,436
Dick's Sporting Goods, Inc.	25,900	3,646,979
Five Below, Inc. (a)	21,679	4,613,508
Sally Beauty Holdings, Inc. (a)	63,100	1,173,029
Ulta Beauty, Inc. (a)	11,400	4,415,334
		18,344,394

TOTAL SPECIALTY RETAIL		127,126,983

Textiles, Apparel & Luxury Goods - 16.7%
Apparel, Accessories & Luxury Goods - 11.1%
adidas AG	7,305	2,591,495
Canada Goose Holdings, Inc. (a)	20,434	783,899
Capri Holdings Ltd. (a)	383,630	21,678,931
G-III Apparel Group Ltd. (a)	58,897	1,821,684
Hermes International SCA	723	1,062,408
Kontoor Brands, Inc.	27,200	1,467,712
Levi Strauss & Co. Class A	90,300	2,366,763
lululemon athletica, Inc. (a)	14,230	5,694,419
LVMH Moet Hennessy Louis Vuitton SE	5,284	3,914,442
PVH Corp. (a)	127,273	13,336,938
Ralph Lauren Corp.	26,938	3,128,310
Tapestry, Inc.	381,282	15,373,290
		73,220,291
Footwear - 5.6%
Crocs, Inc. (a)	3,400	485,588
Deckers Outdoor Corp. (a)	20,627	8,631,368
NIKE, Inc. Class B	160,630	26,462,186
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,200	1,069,116
		36,648,258

TOTAL TEXTILES, APPAREL & LUXURY GOODS		109,868,549

TOTAL COMMON STOCKS
(Cost $357,378,097)		659,325,781

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (d)	142,215	142,243
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	7,517,362	7,518,114
TOTAL MONEY MARKET FUNDS
(Cost $7,660,357)		7,660,357
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $365,038,454)		666,986,138
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(9,008,942)
NET ASSETS - 100%		$657,977,196

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $301,769 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,465,893	$58,638,136	$60,961,786	$446	$--	$--	$142,243	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,700,614	49,169,697	45,352,197	5,292	--	--	7,518,114	0.0%
Total	$6,166,507	$107,807,833	$106,313,983	$5,738	$--	$--	$7,660,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$659,325,781	$655,320,329	$4,005,452	$--
Money Market Funds	7,660,357	7,660,357	--	--
Total Investments in Securities:	$666,986,138	$662,980,686	$4,005,452	$--

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,033,894) — See accompanying schedule: Unaffiliated issuers (cost $357,378,097)	$659,325,781
Fidelity Central Funds (cost $7,660,357)	7,660,357
Total Investment in Securities (cost $365,038,454)		$666,986,138
Receivable for investments sold		934,732
Receivable for fund shares sold		142,162
Dividends receivable		186,075
Distributions receivable from Fidelity Central Funds		506
Prepaid expenses		4,646
Other receivables		26,999
Total assets		668,281,258
Liabilities
Payable for investments purchased	$1,447,845
Payable for fund shares redeemed	929,293
Accrued management fee	288,134
Other affiliated payables	102,737
Other payables and accrued expenses	22,228
Collateral on securities loaned	7,513,825
Total liabilities		10,304,062
Net Assets		$657,977,196
Net Assets consist of:
Paid in capital		$336,825,647
Total accumulated earnings (loss)		321,151,549
Net Assets		$657,977,196
Net Asset Value, offering price and redemption price per share ($657,977,196 ÷ 9,093,318 shares)		$72.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$1,491,540
Income from Fidelity Central Funds (including $5,292 from security lending)		5,738
Total income		1,497,278
Expenses
Management fee	$1,691,558
Transfer agent fees	495,655
Accounting fees	117,037
Custodian fees and expenses	5,280
Independent trustees' fees and expenses	1,167
Registration fees	35,484
Audit	17,117
Legal	1,058
Interest	250
Miscellaneous	1,625
Total expenses before reductions	2,366,231
Expense reductions	(20,871)
Total expenses after reductions		2,345,360
Net investment income (loss)		(848,082)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,974,689
Foreign currency transactions	(1,918)
Total net realized gain (loss)		21,972,771
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,627,560
Assets and liabilities in foreign currencies	424
Total change in net unrealized appreciation (depreciation)		41,627,984
Net gain (loss)		63,600,755
Net increase (decrease) in net assets resulting from operations		$62,752,673

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(848,082)	$(284,752)
Net realized gain (loss)	21,972,771	36,446,522
Change in net unrealized appreciation (depreciation)	41,627,984	148,643,456
Net increase (decrease) in net assets resulting from operations	62,752,673	184,805,226
Distributions to shareholders	(25,857,896)	(6,311,869)
Share transactions
Proceeds from sales of shares	129,890,822	211,985,501
Reinvestment of distributions	24,374,008	5,968,009
Cost of shares redeemed	(117,120,315)	(214,912,312)
Net increase (decrease) in net assets resulting from share transactions	37,144,515	3,041,198
Total increase (decrease) in net assets	74,039,292	181,534,555
Net Assets
Beginning of period	583,937,904	402,403,349
End of period	$657,977,196	$583,937,904
Other Information
Shares
Sold	1,838,365	3,649,920
Issued in reinvestment of distributions	343,489	90,837
Redeemed	(1,675,019)	(3,983,299)
Net increase (decrease)	506,835	(242,542)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$68.01	$45.58	$44.31	$43.65	$37.00	$32.38
Income from Investment Operations
Net investment income (loss)B	(.09)	(.03)	.11	.12	.16	.21
Net realized and unrealized gain (loss)	7.42	23.23	2.26	1.87	8.17	4.73
Total from investment operations	7.33	23.20	2.37	1.99	8.33	4.94
Distributions from net investment income	–	–	(.11)	(.15)	(.14)	(.32)
Distributions from net realized gain	(2.98)	(.77)	(.99)	(1.18)	(1.54)	–
Total distributions	(2.98)	(.77)	(1.10)	(1.33)	(1.68)	(.32)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$72.36	$68.01	$45.58	$44.31	$43.65	$37.00
Total ReturnD,E	10.86%	50.96%	5.30%	4.81%	22.79%	15.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.76%	.76%	.78%	.78%	.76%
Expenses net of fee waivers, if any	.73%H	.76%	.76%	.77%	.78%	.76%
Expenses net of all reductions	.73%H	.75%	.76%	.77%	.77%	.76%
Net investment income (loss)	(.26)%H	(.06)%	.23%	.27%	.40%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$657,977	$583,938	$402,403	$433,188	$819,937	$828,992
Portfolio turnover rateI	28%H	55%	41%J	46%J	74%	39%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Booking Holdings, Inc.	13.9
McDonald's Corp.	12.9
Starbucks Corp.	8.8
Marriott International, Inc. Class A	7.7
Hilton Worldwide Holdings, Inc.	5.2
Caesars Entertainment, Inc.	4.9
Yum! Brands, Inc.	4.6
Restaurant Brands International, Inc.	3.6
Domino's Pizza, Inc.	3.5
Las Vegas Sands Corp.	3.2
68.3

Top Industries (% of fund's net assets)

As of August 31, 2021
Hotels, Restaurants & Leisure	86.9%
Entertainment	3.7%
Food & Staples Retailing	2.3%
IT Services	1.8%
Road & Rail	1.8%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Leisure Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Chemicals - 0.7%
Specialty Chemicals - 0.7%
Ecolab, Inc.	20,800	$4,687,488
Diversified Consumer Services - 0.5%
Education Services - 0.5%
Graham Holdings Co.	5,999	3,700,243
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Altimeter Growth Corp. (a)(b)	59,700	641,775
Entertainment - 3.7%
Interactive Home Entertainment - 0.5%
Playstudios, Inc. Class A (a)(b)	214,500	1,072,500
Sea Ltd. ADR (a)	7,200	2,435,904
		3,508,404
Movies & Entertainment - 3.2%
Endeavor Group Holdings, Inc. (a)(b)	323,900	8,421,400
Live Nation Entertainment, Inc. (a)	154,000	13,351,800
		21,773,200

TOTAL ENTERTAINMENT		25,281,604

Food & Staples Retailing - 2.3%
Food Distributors - 0.9%
U.S. Foods Holding Corp. (a)	181,100	6,157,400
Food Retail - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	239,800	9,689,695

TOTAL FOOD & STAPLES RETAILING		15,847,095

Hotels, Restaurants & Leisure - 86.9%
Casinos & Gaming - 14.0%
Bally's Corp. (a)	96,300	4,838,112
Caesars Entertainment, Inc. (a)	329,549	33,492,065
Churchill Downs, Inc.	79,548	16,744,854
Las Vegas Sands Corp. (a)	498,287	22,228,583
MGM Resorts International	446,021	19,009,415
		96,313,029
Hotels, Resorts & Cruise Lines - 32.5%
Airbnb, Inc. Class A	100,000	15,499,000
Booking Holdings, Inc. (a)	41,676	95,841,046
Expedia, Inc. (a)	58,718	8,484,751
Hilton Worldwide Holdings, Inc. (a)	286,132	35,726,442
Lindblad Expeditions Holdings (a)	273,625	4,025,024
Marriott International, Inc. Class A (a)	394,225	53,275,567
Marriott Vacations Worldwide Corp. (a)	46,413	6,941,064
Trip.com Group Ltd. ADR (a)	136,700	4,167,983
		223,960,877
Leisure Facilities - 1.8%
Vail Resorts, Inc. (a)	41,182	12,554,333
Restaurants - 38.6%
Brinker International, Inc. (a)	74,900	3,989,923
Chipotle Mexican Grill, Inc. (a)	8,509	16,195,435
Domino's Pizza, Inc.	46,542	24,057,094
McDonald's Corp.	374,993	89,045,838
Noodles & Co. (a)	207,400	2,611,166
Restaurant Brands International, Inc.	382,874	24,599,347
Ruth's Hospitality Group, Inc. (a)	215,700	4,419,693
Starbucks Corp.	515,956	60,619,670
Wendy's Co.	43,000	989,860
Wingstop, Inc.	46,900	8,063,517
Yum! Brands, Inc.	243,600	31,918,908
		266,510,451

TOTAL HOTELS, RESTAURANTS & LEISURE		599,338,690

IT Services - 1.8%
Data Processing & Outsourced Services - 1.8%
Amadeus IT Holding SA Class A (a)	82,300	5,025,929
Flywire Corp. (a)	9,283	407,617
Global Payments, Inc.	42,300	6,879,672
		12,313,218
Media - 0.4%
Broadcasting - 0.4%
Liberty Media Corp. Liberty Media Class A (a)	67,300	3,074,937
Road & Rail - 1.8%
Trucking - 1.8%
Uber Technologies, Inc. (a)	321,633	12,588,716
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Diversified Royalty Corp. (b)	834,100	1,877,576
Textiles, Apparel & Luxury Goods - 1.4%
Apparel, Accessories & Luxury Goods - 1.4%
Hermes International SCA	1,800	2,644,998
LVMH Moet Hennessy Louis Vuitton SE	9,500	7,037,698
		9,682,696
TOTAL COMMON STOCKS
(Cost $455,270,446)		689,034,038

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.06% (c)	1,546,697	1,547,006
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	4,410,659	4,411,100
TOTAL MONEY MARKET FUNDS
(Cost $5,958,106)		5,958,106
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $461,228,552)		694,992,144
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,580,310)
NET ASSETS - 100%		$689,411,834

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,740,260	$89,235,900	$97,429,154	$510	$--	$--	$1,547,006	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,458,000	98,562,450	98,609,350	32,252	--	--	4,411,100	0.0%
Total	$14,198,260	$187,798,350	$196,038,504	$32,762	$--	$--	$5,958,106

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$689,034,038	$681,996,340	$7,037,698	$--
Money Market Funds	5,958,106	5,958,106	--	--
Total Investments in Securities:	$694,992,144	$687,954,446	$7,037,698	$--
Net unrealized depreciation on unfunded commitments	$(33,053)	$--	$(33,053)	$--

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,234,521) — See accompanying schedule: Unaffiliated issuers (cost $455,270,446)	$689,034,038
Fidelity Central Funds (cost $5,958,106)	5,958,106
Total Investment in Securities (cost $461,228,552)		$694,992,144
Foreign currency held at value (cost $572)		568
Receivable for investments sold		62,286
Receivable for fund shares sold		68,152
Dividends receivable		619,278
Distributions receivable from Fidelity Central Funds		8,192
Prepaid expenses		3,679
Other receivables		27,887
Total assets		695,782,186
Liabilities
Unrealized depreciation on unfunded commitments	$33,053
Payable for fund shares redeemed	1,481,352
Accrued management fee	303,426
Other affiliated payables	116,593
Other payables and accrued expenses	24,828
Collateral on securities loaned	4,411,100
Total liabilities		6,370,352
Net Assets		$689,411,834
Net Assets consist of:
Paid in capital		$382,691,189
Total accumulated earnings (loss)		306,720,645
Net Assets		$689,411,834
Net Asset Value, offering price and redemption price per share ($689,411,834 ÷ 35,548,754 shares)		$19.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$2,838,659
Income from Fidelity Central Funds (including $32,252 from security lending)		32,762
Total income		2,871,421
Expenses
Management fee	$1,943,428
Transfer agent fees	598,503
Accounting fees	130,215
Custodian fees and expenses	8,615
Independent trustees' fees and expenses	1,325
Registration fees	41,918
Audit	17,374
Legal	280
Interest	1,212
Miscellaneous	1,527
Total expenses before reductions	2,744,397
Expense reductions	(50,315)
Total expenses after reductions		2,694,082
Net investment income (loss)		177,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,118,109
Foreign currency transactions	(3,237)
Total net realized gain (loss)		76,114,872
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(27,820,898)
Unfunded commitments	(33,053)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		(27,853,963)
Net gain (loss)		48,260,909
Net increase (decrease) in net assets resulting from operations		$48,438,248

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,339	$2,206,649
Net realized gain (loss)	76,114,872	35,065,293
Change in net unrealized appreciation (depreciation)	(27,853,963)	136,340,266
Net increase (decrease) in net assets resulting from operations	48,438,248	173,612,208
Distributions to shareholders	(35,130,652)	(12,967,558)
Share transactions
Proceeds from sales of shares	180,255,141	240,729,438
Reinvestment of distributions	32,006,651	12,074,974
Cost of shares redeemed	(189,866,324)	(190,886,060)
Net increase (decrease) in net assets resulting from share transactions	22,395,468	61,918,352
Total increase (decrease) in net assets	35,703,064	222,563,002
Net Assets
Beginning of period	653,708,770	431,145,768
End of period	$689,411,834	$653,708,770
Other Information
Shares
Sold	9,363,081	16,202,316
Issued in reinvestment of distributions	1,672,239	1,034,599
Redeemed	(9,993,731)	(13,765,059)
Net increase (decrease)	1,041,589	3,471,856

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Leisure Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$18.94	$13.89	$14.53	$16.58	$14.14	$12.83
Income from Investment Operations
Net investment income (loss)C	–	.07	.12	.16	.18	.16
Net realized and unrealized gain (loss)	1.35	5.40	.25	.39	3.31	1.29
Total from investment operations	1.35	5.47	.37	.55	3.49	1.45
Distributions from net investment income	(.01)	(.08)	(.11)	(.16)	(.14)	(.14)
Distributions from net realized gain	(.90)	(.34)	(.89)	(2.44)	(.91)	–
Total distributions	(.90)D	(.42)	(1.01)D	(2.60)	(1.05)	(.14)
Redemption fees added to paid in capitalC	–	–	–	–E	–E	–E
Net asset value, end of period	$19.39	$18.94	$13.89	$14.53	$16.58	$14.14
Total ReturnF,G	7.20%	41.30%	1.76%	4.48%	24.75%	11.26%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.77%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.74%J	.77%	.75%	.76%	.77%	.79%
Expenses net of all reductions	.73%J	.76%	.75%	.76%	.77%	.79%
Net investment income (loss)	.05%J	.48%	.79%	1.05%	1.09%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$689,412	$653,709	$431,146	$472,923	$544,540	$402,941
Portfolio turnover rateK	89%J	72%	53%	41%	56%	23%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Amazon.com, Inc.	21.5
The Home Depot, Inc.	9.3
Lowe's Companies, Inc.	6.5
Target Corp.	5.0
eBay, Inc.	4.8
Dollar General Corp.	3.2
Ross Stores, Inc.	2.9
Farfetch Ltd. Class A	2.6
Burlington Stores, Inc.	2.6
MercadoLibre, Inc.	2.5
60.9

Top Industries (% of fund's net assets)

As of August 31, 2021
Specialty Retail	35.5%
Internet & Direct Marketing Retail	33.4%
Multiline Retail	14.7%
Textiles, Apparel & Luxury Goods	6.5%
Food & Staples Retailing	3.7%
All Others*	6.2%

* Includes short-term investments and net other assets (liabilities).

Retailing Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Food & Staples Retailing - 3.7%
Food Distributors - 1.7%
Performance Food Group Co. (a)	694,536	$34,879,598
U.S. Foods Holding Corp. (a)	1,255,300	42,680,200
		77,559,798
Hypermarkets & Super Centers - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,635,340	92,658,364

TOTAL FOOD & STAPLES RETAILING		170,218,162

Hotels, Restaurants & Leisure - 3.4%
Casinos & Gaming - 1.5%
Caesars Entertainment, Inc. (a)	664,100	67,492,483
Hotels, Resorts & Cruise Lines - 1.9%
Booking Holdings, Inc. (a)	16,560	38,082,535
Marriott International, Inc. Class A (a)	380,400	51,407,256
		89,489,791

TOTAL HOTELS, RESTAURANTS & LEISURE		156,982,274

Interactive Media & Services - 1.6%
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	12,500	36,174,375
Facebook, Inc. Class A (a)	95,800	36,344,604
		72,518,979
Internet & Direct Marketing Retail - 33.4%
Internet & Direct Marketing Retail - 33.4%
1stDibs.com, Inc.	132,300	2,157,813
Amazon.com, Inc. (a)	285,430	990,667,589
Chewy, Inc. (a)(b)	467,100	41,160,852
Deliveroo PLC	200,000	910,096
eBay, Inc.	2,856,700	219,223,158
Etsy, Inc. (a)	26,300	5,687,638
Farfetch Ltd. Class A (a)(b)	2,900,600	121,419,116
MercadoLibre, Inc. (a)	61,900	115,595,155
The RealReal, Inc. (a)(b)	2,638,633	32,824,595
thredUP, Inc. (a)	69,846	1,338,948
Wayfair LLC Class A (a)	23,100	6,485,325
		1,537,470,285
Multiline Retail - 14.7%
Department Stores - 3.8%
Kohl's Corp.	1,781,600	102,263,840
Nordstrom, Inc. (a)(b)	2,485,100	71,098,711
		173,362,551
General Merchandise Stores - 10.9%
Dollar General Corp.	654,000	145,783,140
Dollar Tree, Inc. (a)	831,800	75,311,172
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	685,935	49,647,975
Target Corp.	940,800	232,358,784
		503,101,071

TOTAL MULTILINE RETAIL		676,463,622

Road & Rail - 1.1%
Trucking - 1.1%
Lyft, Inc. (a)	728,000	34,660,080
Uber Technologies, Inc. (a)	413,600	16,188,304
		50,848,384
Specialty Retail - 35.5%
Apparel Retail - 9.2%
American Eagle Outfitters, Inc. (b)	1,806,800	55,143,536
Aritzia, Inc. (a)	683,400	22,333,121
Burlington Stores, Inc. (a)	396,794	118,835,835
Ross Stores, Inc.	1,142,100	135,224,640
TJX Companies, Inc.	978,100	71,127,432
Victoria's Secret & Co. (a)	334,133	22,153,018
		424,817,582
Automotive Retail - 1.7%
Carvana Co. Class A (a)(b)	241,400	79,193,684
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc.	713,300	83,106,583
Home Improvement Retail - 17.5%
Floor & Decor Holdings, Inc. Class A (a)	632,737	78,016,472
Lowe's Companies, Inc.	1,464,300	298,556,127
The Home Depot, Inc.	1,310,600	427,491,508
		804,064,107
Specialty Stores - 5.3%
Bath & Body Works, Inc.	1,002,400	67,641,952
Five Below, Inc. (a)	330,700	70,376,267
Ulta Beauty, Inc. (a)	268,400	103,954,004
		241,972,223

TOTAL SPECIALTY RETAIL		1,633,154,179

Textiles, Apparel & Luxury Goods - 6.5%
Apparel, Accessories & Luxury Goods - 5.6%
Canada Goose Holdings, Inc. (a)	306,600	11,761,931
Capri Holdings Ltd. (a)	1,349,900	76,282,849
G-III Apparel Group Ltd. (a)(b)	762,128	23,572,619
lululemon athletica, Inc. (a)	82,357	32,956,801
PVH Corp. (a)	587,800	61,595,562
Tapestry, Inc.	1,254,300	50,573,376
		256,743,138
Footwear - 0.9%
Deckers Outdoor Corp. (a)	99,700	41,719,465

TOTAL TEXTILES, APPAREL & LUXURY GOODS		298,462,603

TOTAL COMMON STOCKS
(Cost $2,169,451,921)		4,596,118,488

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.06% (c)	11,440,183	11,442,471
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	284,729,530	284,758,003
TOTAL MONEY MARKET FUNDS
(Cost $296,200,474)		296,200,474
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $2,465,652,395)		4,892,318,962
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(290,205,757)
NET ASSETS - 100%		$4,602,113,205

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$17,054,488	$245,262,197	$250,874,214	$2,977	$--	$--	$11,442,471	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	140,878,842	749,250,134	605,370,973	112,983	--	--	284,758,003	0.9%
Total	$157,933,330	$994,512,331	$856,245,187	$115,960	$--	$--	$296,200,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,596,118,488	$4,595,208,392	$910,096	$--
Money Market Funds	296,200,474	296,200,474	--	--
Total Investments in Securities:	$4,892,318,962	$4,891,408,866	$910,096	$--

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $272,445,853) — See accompanying schedule: Unaffiliated issuers (cost $2,169,451,921)	$4,596,118,488
Fidelity Central Funds (cost $296,200,474)	296,200,474
Total Investment in Securities (cost $2,465,652,395)		$4,892,318,962
Receivable for fund shares sold		1,052,175
Dividends receivable		1,793,938
Distributions receivable from Fidelity Central Funds		17,532
Prepaid expenses		17,633
Other receivables		60,144
Total assets		4,895,260,384
Liabilities
Payable for fund shares redeemed	$5,696,660
Accrued management fee	2,016,467
Other affiliated payables	649,509
Other payables and accrued expenses	30,874
Collateral on securities loaned	284,753,669
Total liabilities		293,147,179
Net Assets		$4,602,113,205
Net Assets consist of:
Paid in capital		$1,859,521,586
Total accumulated earnings (loss)		2,742,591,619
Net Assets		$4,602,113,205
Net Asset Value, offering price and redemption price per share ($4,602,113,205 ÷ 182,448,570 shares)		$25.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$13,865,481
Income from Fidelity Central Funds (including $112,983 from security lending)		115,960
Total income		13,981,441
Expenses
Management fee	$11,761,355
Transfer agent fees	3,347,350
Accounting fees	529,780
Custodian fees and expenses	14,992
Independent trustees' fees and expenses	8,136
Registration fees	52,952
Audit	17,589
Legal	1,719
Interest	516
Miscellaneous	11,256
Total expenses before reductions	15,745,645
Expense reductions	(137,248)
Total expenses after reductions		15,608,397
Net investment income (loss)		(1,626,956)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	319,864,572
Foreign currency transactions	(22,436)
Total net realized gain (loss)		319,842,136
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	215,882,089
Assets and liabilities in foreign currencies	(620)
Total change in net unrealized appreciation (depreciation)		215,881,469
Net gain (loss)		535,723,605
Net increase (decrease) in net assets resulting from operations		$534,096,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,626,956)	$(2,404,914)
Net realized gain (loss)	319,842,136	529,737,589
Change in net unrealized appreciation (depreciation)	215,881,469	939,658,602
Net increase (decrease) in net assets resulting from operations	534,096,649	1,466,991,277
Distributions to shareholders	(230,383,451)	(251,762,516)
Share transactions
Proceeds from sales of shares	405,324,029	893,605,318
Reinvestment of distributions	218,556,884	238,817,402
Cost of shares redeemed	(381,419,735)	(990,710,293)
Net increase (decrease) in net assets resulting from share transactions	242,461,178	141,712,427
Total increase (decrease) in net assets	546,174,376	1,356,941,188
Net Assets
Beginning of period	4,055,938,829	2,698,997,641
End of period	$4,602,113,205	$4,055,938,829
Other Information
Shares
Sold	16,518,973	43,628,691
Issued in reinvestment of distributions	8,873,605	10,603,061
Redeemed	(15,564,050)	(53,402,342)
Net increase (decrease)	9,828,528	829,410

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Retailing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$23.50	$15.71	$15.01	$14.35	$11.56	$9.88
Income from Investment Operations
Net investment income (loss)C	(.01)	(.01)	.04	.03	.04	.01
Net realized and unrealized gain (loss)	3.05	9.35	1.02	.93	3.23	1.69
Total from investment operations	3.04	9.34	1.06	.96	3.27	1.70
Distributions from net investment income	–	–	(.05)	(.02)	(.03)	(.02)
Distributions from net realized gain	(1.32)	(1.55)	(.31)	(.27)	(.45)	–
Total distributions	(1.32)	(1.55)	(.36)	(.30)D	(.48)	(.02)
Redemption fees added to paid in capitalC	–	–	–	–	–	–E
Net asset value, end of period	$25.22	$23.50	$15.71	$15.01	$14.35	$11.56
Total ReturnF,G	13.07%	59.90%	7.02%	6.83%	28.66%	17.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.73%	.74%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.70%J	.73%	.74%	.75%	.77%	.78%
Expenses net of all reductions	.70%J	.73%	.74%	.75%	.77%	.78%
Net investment income (loss)	(.07)%J	(.07)%	.26%	.20%	.29%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$4,602,113	$4,055,939	$2,698,998	$3,035,591	$2,329,366	$1,924,403
Portfolio turnover rateK	44%J	46%	17%	34%	24%	17%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$172,263,908	$56,071,658	$(4,164,780)	$51,906,878
Communication Services Portfolio	997,853,216	558,125,293	(22,726,906)	535,398,387
Construction and Housing Portfolio	390,271,635	224,612,670	(3,681,402)	220,931,268
Consumer Discretionary Portfolio	367,118,059	308,256,755	(8,388,676)	299,868,079
Leisure Portfolio	463,723,035	245,029,690	(13,760,581)	231,269,109
Retailing Portfolio	2,467,590,427	2,458,885,711	(34,157,176)	2,424,728,535

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to February 28, 2021. Loss deferrals were as follows:

Ordinary losses
Construction and Housing Portfolio	$406,589
Consumer Discretionary Portfolio	195,112

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, Leisure Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	78,797,084	85,683,486
Communication Services Portfolio	607,107,763	250,405,766
Construction and Housing Portfolio	334,662,908	176,333,055
Consumer Discretionary Portfolio	105,647,517	91,113,657
Leisure Portfolio	323,801,219	333,995,090
Retailing Portfolio	996,039,683	980,655,866

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.23%	.52%
Communication Services Portfolio	.30%	.23%	.53%
Construction and Housing Portfolio	.30%	.23%	.53%
Consumer Discretionary Portfolio	.30%	.23%	.53%
Leisure Portfolio	.30%	.23%	.53%
Retailing Portfolio	.30%	.23%	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Communication Services Portfolio
Class A	-%	.25%	$39,402	$2,563
Class M	.25%	.25%	17,650	–
Class C	.75%	.25%	44,280	17,363
			$101,332	$19,926

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Communication Services Portfolio
Class A	$25,577
Class M	2,772
Class C(a)	286
$28,635

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class (Communication Services Portfolio) or Fund (all other Funds). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective class or Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were as follows:

	Amount	% of Average Net Assets(a)
Automotive Portfolio	$181,864.18
Communication Services Portfolio
Class A	32,188.20
Class M	6,683.19
Class C	8,946.20
Communication Services	930,896.17
Class I	31,349.18
Class Z	1,627.04
	1,011,689
Construction and Housing Portfolio	425,903.16
Consumer Discretionary Portfolio	495,655.15
Leisure Portfolio	598,503.16
Retailing Portfolio	3,347,350.15

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Automotive Portfolio	.04
Communication Services Portfolio	.03
Construction and Housing Portfolio	.04
Consumer Discretionary Portfolio	.04
Leisure Portfolio	.04
Retailing Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$1,239
Communication Services Portfolio	8,373
Construction and Housing Portfolio	3,701
Consumer Discretionary Portfolio	536
Leisure Portfolio	3,619
Retailing Portfolio	11,580

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Automotive Portfolio	Borrower	$13,090,500.29%		$422
Consumer Discretionary Portfolio	Borrower	$6,275,000.29%		$250
Leisure Portfolio	Borrower	$8,470,412.30%		$1,212
Retailing Portfolio	Borrower	$4,400,846.33%		$516

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	2,148,941	1,502,756
Communication Services Portfolio	49,393,467	10,657,225
Construction and Housing Portfolio	17,811,074	7,170,994
Consumer Discretionary Portfolio	6,755,003	1,643,991
Leisure Portfolio	13,103,810	6,638,743
Retailing Portfolio	49,016,305	22,433,751

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Consumer Discretionary Portfolio	78,846

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Automotive Portfolio	$178
Communication Services Portfolio	929
Construction and Housing Portfolio	395
Consumer Discretionary Portfolio	560
Leisure Portfolio	628
Retailing Portfolio	3,904

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Automotive Portfolio	$1,361	$-	$ -
Communication Services Portfolio	2,561	189	-
Construction and Housing Portfolio	3,929	-	-
Consumer Discretionary Portfolio	548	-	-
Leisure Portfolio	3,442	5,487	169,850
Retailing Portfolio	11,650	1	-

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Automotive Portfolio	$17,938	$22
Communication Services Portfolio	60,609	1
Construction and Housing Portfolio	12,250	15
Consumer Discretionary Portfolio	16,194	–
Leisure Portfolio	44,886	–
Retailing Portfolio	104,489	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Automotive Portfolio	$1,353
Construction and Housing Portfolio	3,868
Consumer Discretionary Portfolio	4,677
Leisure Portfolio	5,429
Retailing Portfolio	32,759

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Communication Services Portfolio	$8,703

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2021	Year ended February 28, 2021
Communication Services Portfolio
Distributions to shareholders
Class A	$998,787	$635,984
Class M	227,134	164,640
Class C	280,646	167,834
Communication Services	38,169,617	28,584,094
Class I	1,159,559	512,611
Class Z	173,030	307,670
Total	$41,008,773	$30,372,833

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2021	Year ended February 28, 2021	Six months ended August 31, 2021	Year ended February 28, 2021
Communication Services Portfolio
Class A
Shares sold	165,338	268,026	$15,677,395	$17,593,964
Reinvestment of distributions	10,765	9,103	985,321	632,897
Shares redeemed	(27,036)	(178,220)	(2,564,838)	(12,053,875)
Net increase (decrease)	149,067	98,909	$14,097,878	$6,172,986
Class M
Shares sold	26,893	60,603	$2,530,802	$4,303,282
Reinvestment of distributions	2,440	2,265	222,646	162,557
Shares redeemed	(3,802)	(38,319)	(363,064)	(2,745,690)
Net increase (decrease)	25,531	24,549	$2,390,384	$1,720,149
Class C
Shares sold	36,874	56,901	$3,430,072	$4,065,760
Reinvestment of distributions	3,085	2,360	278,701	167,219
Shares redeemed	(9,297)	(12,513)	(860,227)	(829,994)
Net increase (decrease)	30,662	46,748	$2,848,546	$3,402,985
Communication Services
Shares sold	4,663,399	2,744,272	$443,221,795	$201,655,702
Reinvestment of distributions	398,246	412,314	36,638,583	27,550,747
Shares redeemed	(1,310,309)	(2,861,981)	(124,630,085)	(194,981,100)
Net increase (decrease)	3,751,336	294,605	$355,230,293	$34,225,349
Class I
Shares sold	181,279	395,855	$17,442,745	$28,329,531
Reinvestment of distributions	12,180	6,359	1,119,990	498,174
Shares redeemed	(41,649)	(141,365)	(3,951,636)	(10,652,768)
Net increase (decrease)	151,810	260,849	$14,611,099	$18,174,937
Class Z
Shares sold	73,095	159,779	$6,833,208	$11,122,518
Reinvestment of distributions	1,797	1,640	165,530	115,109
Shares redeemed	(7,185)	(148,188)	(669,675)	(11,892,094)
Net increase (decrease)	67,707	13,231	$6,329,063	$(654,467)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Automotive Portfolio	.80%
Actual		$1,000.00	$1,092.00	$4.22
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Communication Services Portfolio
Class A	1.03%
Actual		$1,000.00	$1,205.70	$5.73
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class M	1.27%
Actual		$1,000.00	$1,204.30	$7.06
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class C	1.78%
Actual		$1,000.00	$1,201.10	$9.88
Hypothetical-C		$1,000.00	$1,016.23	$9.05
Communication Services	.75%
Actual		$1,000.00	$1,207.50	$4.17
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class I	.76%
Actual		$1,000.00	$1,207.30	$4.23
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class Z	.62%
Actual		$1,000.00	$1,208.20	$3.45
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Construction and Housing Portfolio	.76%
Actual		$1,000.00	$1,255.10	$4.32
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Consumer Discretionary Portfolio	.73%
Actual		$1,000.00	$1,108.60	$3.88
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Leisure Portfolio	.74%
Actual		$1,000.00	$1,072.00	$3.86
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Retailing Portfolio	.70%
Actual		$1,000.00	$1,130.70	$3.76
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Leisure Portfolio in March 2018 and February 2021 and for Retailing Portfolio in April 2018. The Board will continue to monitor closely the applicable fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Automotive Portfolio

Communication Services Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Leisure Portfolio

Retailing Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 (which periods are reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Automotive Portfolio

Communication Services Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Retailing Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELCON-SANN-1021
1.813637.116

Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Energy Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Energy Service Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Natural Gas Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Exxon Mobil Corp.	14.3
Chevron Corp.	8.8
Royal Dutch Shell PLC Class B sponsored ADR	7.2
Cheniere Energy, Inc.	5.8
Pioneer Natural Resources Co.	4.7
ConocoPhillips Co.	4.0
Devon Energy Corp.	3.7
Canadian Natural Resources Ltd.	3.4
Marathon Petroleum Corp.	3.3
Valero Energy Corp.	2.8
58.0

Top Industries (% of fund's net assets)

As of August 31, 2021
Oil, Gas & Consumable Fuels	87.6%
Energy Equipment & Services	8.7%
Independent Power and Renewable Electricity Producers	2.4%
Food Products	0.6%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).

Energy Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Energy Equipment & Services - 8.7%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd. (a)	18,758	$1,582,050
Nabors Industries Ltd. warrants 6/11/26 (a)	13,823	80,173
Odfjell Drilling Ltd. (a)	1,867,080	4,179,012
Shelf Drilling Ltd. (a)(b)	1,474,713	736,148
		6,577,383
Oil & Gas Equipment & Services - 8.1%
Baker Hughes Co. Class A	1,121,640	25,550,959
Cactus, Inc.	81,800	3,068,318
Championx Corp. (a)	167,400	3,905,442
Nextier Oilfield Solutions, Inc. (a)	1,910,100	6,876,360
Oceaneering International, Inc. (a)	523,700	6,441,510
ProPetro Holding Corp. (a)	943,700	7,304,238
Schlumberger Ltd.	517,058	14,498,306
Technip Energies NV (a)	534,780	6,986,900
TechnipFMC PLC (a)	1,951,400	12,937,782
		87,569,815

TOTAL ENERGY EQUIPMENT & SERVICES		94,147,198

Food Products - 0.6%
Agricultural Products - 0.6%
Darling Ingredients, Inc. (a)	90,900	6,772,050
Independent Power and Renewable Electricity Producers - 2.4%
Independent Power Producers & Energy Traders - 2.4%
The AES Corp.	69,500	1,658,965
Vistra Corp.	1,246,000	23,786,140
		25,445,105
Oil, Gas & Consumable Fuels - 87.6%
Coal & Consumable Fuels - 0.2%
Enviva Partners LP	52,000	2,810,080
Integrated Oil & Gas - 35.6%
BP PLC sponsored ADR	229,800	5,620,908
Cenovus Energy, Inc. (Canada)	3,317,500	27,530,793
Chevron Corp.	988,798	95,685,982
Exxon Mobil Corp.	2,847,748	155,259,222
Occidental Petroleum Corp.	859,600	22,083,124
Occidental Petroleum Corp. warrants 8/3/27 (a)	63,600	643,632
Royal Dutch Shell PLC Class B sponsored ADR	1,993,100	78,468,347
Total SA sponsored ADR	13,800	611,202
		385,903,210
Oil & Gas Exploration & Production - 33.2%
Antero Resources Corp. (a)	861,200	11,815,664
APA Corp.	1,347,000	26,239,560
Callon Petroleum Co. (a)(c)	99,300	3,393,081
Canadian Natural Resources Ltd.	1,111,300	36,774,680
Cimarex Energy Co.	224,800	14,436,656
ConocoPhillips Co.	775,266	43,050,521
Devon Energy Corp.	1,372,900	40,569,195
Diamondback Energy, Inc.	134,800	10,398,472
EOG Resources, Inc.	396,864	26,796,257
Extraction Oil & Gas, Inc. (a)	91,500	4,165,995
Hess Corp.	329,500	22,653,125
Magnolia Oil & Gas Corp. Class A	497,600	7,802,368
National Energy Services Reunited Corp. (a)	987,400	11,206,990
Northern Oil & Gas, Inc.	154,760	2,569,016
Ovintiv, Inc.	343,700	9,369,262
PDC Energy, Inc.	675,751	28,212,604
Pioneer Natural Resources Co.	341,766	51,152,117
Range Resources Corp. (a)	189,000	2,763,180
SM Energy Co.	148,300	2,832,530
Viper Energy Partners LP (c)	200,859	3,719,909
		359,921,182
Oil & Gas Refining & Marketing - 8.7%
Marathon Petroleum Corp.	613,392	36,355,744
Phillips 66 Co.	362,573	25,775,315
Renewable Energy Group, Inc. (a)	43,100	2,086,902
Valero Energy Corp.	463,500	30,734,685
		94,952,646
Oil & Gas Storage & Transport - 9.9%
Cheniere Energy, Inc.	721,200	63,076,152
Energy Transfer LP	1,213,900	11,289,270
Golar LNG Ltd. (a)	394,700	4,440,375
Targa Resources Corp.	303,800	13,342,896
Teekay LNG Partners LP	275,600	3,830,840
The Williams Companies, Inc.	451,800	11,154,942
		107,134,475

TOTAL OIL, GAS & CONSUMABLE FUELS		950,721,593

TOTAL COMMON STOCKS
(Cost $937,618,883)		1,077,085,946

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.06% (d)	2,332,724	2,333,190
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	475,460	475,508
TOTAL MONEY MARKET FUNDS
(Cost $2,808,698)		2,808,698
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $940,427,581)		1,079,894,644
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,095,496
NET ASSETS - 100%		$1,084,990,140

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $736,148 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$14,452,970	$138,774,032	$150,893,812	$1,659	$--	$--	$2,333,190	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	559,733	79,582,837	79,667,062	7,623	--	--	475,508	0.0%
Total	$15,012,703	$218,356,869	$230,560,874	$9,282	$--	$--	$2,808,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,077,085,946	$1,077,085,946	$--	$--
Money Market Funds	2,808,698	2,808,698	--	--
Total Investments in Securities:	$1,079,894,644	$1,079,894,644	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	8.9%
Canada	6.0%
Curacao	1.3%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $470,268) — See accompanying schedule: Unaffiliated issuers (cost $937,618,883)	$1,077,085,946
Fidelity Central Funds (cost $2,808,698)	2,808,698
Total Investment in Securities (cost $940,427,581)		$1,079,894,644
Receivable for fund shares sold		1,330,610
Dividends receivable		6,745,956
Distributions receivable from Fidelity Central Funds		218
Prepaid expenses		9,921
Other receivables		332,940
Total assets		1,088,314,289
Liabilities
Payable for fund shares redeemed	$1,879,050
Accrued management fee	478,044
Transfer agent fee payable	189,481
Other affiliated payables	29,795
Other payables and accrued expenses	272,879
Collateral on securities loaned	474,900
Total liabilities		3,324,149
Net Assets		$1,084,990,140
Net Assets consist of:
Paid in capital		$1,515,212,889
Total accumulated earnings (loss)		(430,222,749)
Net Assets		$1,084,990,140
Net Asset Value, offering price and redemption price per share ($1,084,990,140 ÷ 35,925,676 shares)		$30.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$19,625,939
Income from Fidelity Central Funds (including $7,623 from security lending)		9,282
Total income		19,635,221
Expenses
Management fee	$3,042,652
Transfer agent fees	1,151,256
Accounting fees	187,748
Custodian fees and expenses	8,892
Independent trustees' fees and expenses	2,022
Registration fees	83,712
Audit	25,913
Legal	995
Interest	356
Miscellaneous	3,594
Total expenses before reductions	4,507,140
Expense reductions	(53,126)
Total expenses after reductions		4,454,014
Net investment income (loss)		15,181,207
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,408,517)
Foreign currency transactions	(2,719)
Total net realized gain (loss)		(19,411,236)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	36,374,664
Assets and liabilities in foreign currencies	1,712
Total change in net unrealized appreciation (depreciation)		36,376,376
Net gain (loss)		16,965,140
Net increase (decrease) in net assets resulting from operations		$32,146,347

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,181,207	$30,974,157
Net realized gain (loss)	(19,411,236)	(142,968,598)
Change in net unrealized appreciation (depreciation)	36,376,376	269,516,568
Net increase (decrease) in net assets resulting from operations	32,146,347	157,522,127
Distributions to shareholders	(7,918,385)	(24,866,401)
Share transactions
Proceeds from sales of shares	455,397,941	546,805,883
Reinvestment of distributions	7,379,593	23,686,159
Cost of shares redeemed	(382,659,002)	(398,816,396)
Net increase (decrease) in net assets resulting from share transactions	80,118,532	171,675,646
Total increase (decrease) in net assets	104,346,494	304,331,372
Net Assets
Beginning of period	980,643,646	676,312,274
End of period	$1,084,990,140	$980,643,646
Other Information
Shares
Sold	14,526,638	25,409,225
Issued in reinvestment of distributions	253,856	1,036,348
Redeemed	(12,379,516)	(18,168,636)
Net increase (decrease)	2,400,978	8,276,937

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.25	$26.79	$37.50	$41.01	$44.10	$32.63
Income from Investment Operations
Net investment income (loss)B	.41	.99C	.71	.49	.75D	.18
Net realized and unrealized gain (loss)	.75	2.27	(10.76)	(3.51)	(3.06)	11.58
Total from investment operations	1.16	3.26	(10.05)	(3.02)	(2.31)	11.76
Distributions from net investment income	(.21)	(.80)	(.64)	(.48)	(.68)	(.24)
Distributions from net realized gain	–	–	(.02)	(.01)	(.10)	(.05)
Total distributions	(.21)	(.80)	(.66)	(.49)	(.78)	(.29)
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$30.20	$29.25	$26.79	$37.50	$41.01	$44.10
Total ReturnF,G	4.00%	13.03%	(27.24)%	(7.30)%	(5.27)%	36.05%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.85%	.81%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.78%J	.85%	.81%	.78%	.79%	.79%
Expenses net of all reductions	.77%J	.84%	.80%	.77%	.78%	.78%
Net investment income (loss)	2.63%J	4.50%C	2.00%	1.12%	1.82%D	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,084,990	$980,644	$676,312	$1,152,173	$1,778,436	$2,289,350
Portfolio turnover rateK	47%J	31%	79%L	59%L	59%	93%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.82%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.48 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Schlumberger Ltd.	18.6
Baker Hughes Co. Class A	13.2
Halliburton Co.	6.6
Cactus, Inc.	6.0
TechnipFMC PLC	5.2
Championx Corp.	4.8
Oceaneering International, Inc.	4.5
National Energy Services Reunited Corp.	4.4
ProPetro Holding Corp.	2.9
Nextier Oilfield Solutions, Inc.	2.8
69.0

Top Industries (% of fund's net assets)

As of August 31, 2021
Energy Equipment & Services	94.3%
Oil, Gas & Consumable Fuels	5.4%
All Others*	0.3%

* Includes short-term investments and net other assets (liabilities).

Energy Service Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Energy Equipment & Services - 94.3%
Oil & Gas Drilling - 12.8%
Borr Drilling Ltd. (a)(b)	65,712	$52,000
Helmerich & Payne, Inc.	250,398	6,740,714
Independence Contract Drilling, Inc. (a)(b)	39,062	122,264
Nabors Industries Ltd. (a)	50,941	4,296,364
Nabors Industries Ltd. warrants 6/11/26 (a)	23,176	134,421
Odfjell Drilling Ltd. (a)	2,693,082	6,027,820
Patterson-UTI Energy, Inc.	782,090	6,069,018
Shelf Drilling Ltd. (a)(c)	2,276,276	1,136,273
Transocean Ltd. (United States) (a)(b)	1,749,900	6,229,644
Valaris Ltd. (a)	47,700	1,416,213
		32,224,731
Oil & Gas Equipment & Services - 81.5%
Archrock, Inc.	378,716	2,908,539
Baker Hughes Co. Class A	1,456,038	33,168,546
Cactus, Inc.	400,886	15,037,234
Championx Corp. (a)	519,248	12,114,056
Core Laboratories NV (b)	100,600	2,772,536
CSI Compressco LP	526,557	626,603
Dril-Quip, Inc. (a)(b)	129,700	3,151,710
Forum Energy Technologies, Inc. (a)(b)	12,304	236,852
Frank's International NV (a)(b)	653,583	1,882,319
Halliburton Co.	834,092	16,665,158
Helix Energy Solutions Group, Inc. (a)	899,529	3,382,229
Liberty Oilfield Services, Inc. Class A (a)	361,100	3,690,442
Nextier Oilfield Solutions, Inc. (a)	1,974,700	7,108,920
NOV, Inc. (a)	446,500	5,880,405
Oceaneering International, Inc. (a)	915,825	11,264,648
Oil States International, Inc. (a)	213,725	1,252,429
ProPetro Holding Corp. (a)	942,100	7,291,854
Ranger Energy Services, Inc. Class A (a)	652,187	4,780,531
Schlumberger Ltd.	1,666,811	46,737,379
SEACOR Marine Holdings, Inc. (a)	100	429
Smart Sand, Inc. (a)(b)	178,890	436,492
Solaris Oilfield Infrastructure, Inc. Class A	111,600	829,188
Subsea 7 SA	86,800	661,115
Technip Energies NV (a)	268,854	3,512,577
TechnipFMC PLC (a)	1,986,772	13,172,298
Tenaris SA sponsored ADR	211,400	4,253,368
TETRA Technologies, Inc. (a)	579,522	1,877,651
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	2,008
Weatherford International PLC (a)	1,499	23,624
		204,721,140

TOTAL ENERGY EQUIPMENT & SERVICES		236,945,871

Oil, Gas & Consumable Fuels - 5.4%
Oil & Gas Exploration & Production - 4.4%
National Energy Services Reunited Corp. (a)(b)	970,874	11,019,420
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy, Inc.	21,612	1,890,186
Golar LNG Ltd. (a)	60,333	678,746
		2,568,932

TOTAL OIL, GAS & CONSUMABLE FUELS		13,588,352

TOTAL COMMON STOCKS
(Cost $275,601,161)		250,534,223

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (d)	1,319,086	1,319,349
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	10,285,960	10,286,988
TOTAL MONEY MARKET FUNDS
(Cost $11,606,337)		11,606,337
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $287,207,498)		262,140,560
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(10,906,909)
NET ASSETS - 100%		$251,233,651

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,136,273 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,416,118	$68,793,386	$71,890,155	$403	$--	$--	$1,319,349	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	9,891,911	59,605,313	59,210,236	12,367	118	(118)	10,286,988	0.0%
Total	$14,308,029	$128,398,699	$131,100,391	$12,770	$118	$(118)	$11,606,337

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$250,534,223	$250,532,215	$2,008	$--
Money Market Funds	11,606,337	11,606,337	--	--
Total Investments in Securities:	$262,140,560	$262,138,552	$2,008	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.6%
Curacao	18.6%
United Kingdom	5.2%
Bermuda	5.0%
British Virgin Islands	4.4%
Netherlands	3.3%
Switzerland	2.5%
Luxembourg	2.0%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,816,961) — See accompanying schedule: Unaffiliated issuers (cost $275,601,161)	$250,534,223
Fidelity Central Funds (cost $11,606,337)	11,606,337
Total Investment in Securities (cost $287,207,498)		$262,140,560
Receivable for investments sold		2,592,978
Receivable for fund shares sold		154,809
Dividends receivable		286,184
Distributions receivable from Fidelity Central Funds		1,617
Prepaid expenses		2,412
Other receivables		103,650
Total assets		265,282,210
Liabilities
Payable for investments purchased	$2,584,894
Payable for fund shares redeemed	860,711
Accrued management fee	111,114
Other affiliated payables	62,431
Other payables and accrued expenses	142,359
Collateral on securities loaned	10,287,050
Total liabilities		14,048,559
Net Assets		$251,233,651
Net Assets consist of:
Paid in capital		$615,068,950
Total accumulated earnings (loss)		(363,835,299)
Net Assets		$251,233,651
Net Asset Value, offering price and redemption price per share ($251,233,651 ÷ 13,722,482 shares)		$18.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$1,573,664
Income from Fidelity Central Funds (including $12,367 from security lending)		12,770
Total income		1,586,434
Expenses
Management fee	$793,051
Transfer agent fees	338,944
Accounting fees	58,711
Custodian fees and expenses	5,113
Independent trustees' fees and expenses	545
Registration fees	48,711
Audit	25,707
Legal	1,284
Interest	156
Miscellaneous	35,130
Total expenses before reductions	1,307,352
Expense reductions	(32,785)
Total expenses after reductions		1,274,567
Net investment income (loss)		311,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,896,405)
Fidelity Central Funds	118
Foreign currency transactions	(1,172)
Total net realized gain (loss)		(15,897,459)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,816,881)
Fidelity Central Funds	(118)
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(12,816,989)
Net gain (loss)		(28,714,448)
Net increase (decrease) in net assets resulting from operations		$(28,402,581)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$311,867	$6,261,698
Net realized gain (loss)	(15,897,459)	(75,408,324)
Change in net unrealized appreciation (depreciation)	(12,816,989)	127,563,879
Net increase (decrease) in net assets resulting from operations	(28,402,581)	58,417,253
Distributions to shareholders	(6,248,718)	(3,350,025)
Share transactions
Proceeds from sales of shares	172,045,767	211,693,911
Reinvestment of distributions	5,850,902	3,185,845
Cost of shares redeemed	(180,930,014)	(140,158,256)
Net increase (decrease) in net assets resulting from share transactions	(3,033,345)	74,721,500
Total increase (decrease) in net assets	(37,684,644)	129,788,728
Net Assets
Beginning of period	288,918,295	159,129,567
End of period	$251,233,651	$288,918,295
Other Information
Shares
Sold	8,321,970	16,108,333
Issued in reinvestment of distributions	325,231	227,132
Redeemed	(9,444,831)	(11,057,541)
Net increase (decrease)	(797,630)	5,277,924

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Service Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.90	$17.22	$30.61	$42.04	$54.70	$37.54
Income from Investment Operations
Net investment income (loss)B	.02	.50C	.34	.26	1.41D	.17
Net realized and unrealized gain (loss)	(1.22)	2.45	(13.21)	(11.37)	(10.86)	17.22
Total from investment operations	(1.20)	2.95	(12.87)	(11.11)	(9.45)	17.39
Distributions from net investment income	(.39)	(.27)	(.52)	(.32)	(1.77)	(.23)
Distributions from net realized gain	–	–	–	–	(1.43)	–
Total distributions	(.39)	(.27)	(.52)	(.32)	(3.21)E	(.23)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$18.31	$19.90	$17.22	$30.61	$42.04	$54.70
Total ReturnG,H	(6.01)%	17.85%	(42.54)%	(26.36)%	(17.41)%	46.36%
Ratios to Average Net AssetsI,J
Expenses before reductions	.85%K,L	.91%	.90%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.85%K,L	.91%	.90%	.84%	.84%	.85%
Expenses net of all reductions	.83%K,L	.89%	.89%	.81%	.82%	.84%
Net investment income (loss)	.22%K,L	3.91%C	1.38%	.65%	3.04%D	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$251,234	$288,918	$159,130	$303,349	$413,055	$734,091
Portfolio turnover rateM	59%K	38%	42%	80%	62%	96%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.37 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $1.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Proxy expenses are not annualized.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Enbridge, Inc.	10.0
Hess Corp.	6.4
The Williams Companies, Inc.	5.4
Antero Resources Corp.	5.4
ConocoPhillips Co.	5.3
Targa Resources Corp.	4.8
Devon Energy Corp.	4.7
Occidental Petroleum Corp.	4.1
ONEOK, Inc.	3.9
Halliburton Co.	3.9
53.9

Top Industries (% of fund's net assets)

As of August 31, 2021
Oil, Gas & Consumable Fuels	85.2%
Energy Equipment & Services	12.2%
Gas Utilities	1.6%
Food Products	0.4%
All Others*	0.6%

* Includes short-term investments and net other assets (liabilities).

Natural Gas Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Energy Equipment & Services - 12.2%
Oil & Gas Equipment & Services - 12.2%
Baker Hughes Co. Class A	171,300	$3,902,214
Championx Corp. (a)	84,600	1,973,718
Core Laboratories NV (b)	36,800	1,014,208
Halliburton Co.	236,300	4,721,274
Liberty Oilfield Services, Inc. Class A (a)	150,700	1,540,154
ProPetro Holding Corp. (a)	228,600	1,769,364
		14,920,932
Food Products - 0.4%
Agricultural Products - 0.4%
Bunge Ltd.	6,400	484,544
Gas Utilities - 1.6%
Gas Utilities - 1.6%
Atmos Energy Corp.	11,800	1,150,618
Brookfield Infrastructure Corp. A Shares	11,600	737,760
		1,888,378
Oil, Gas & Consumable Fuels - 85.2%
Integrated Oil & Gas - 5.8%
Cenovus Energy, Inc.	151,500	1,254,420
Cenovus Energy, Inc. warrants (a)	97,500	453,375
Occidental Petroleum Corp.	194,615	4,999,659
Occidental Petroleum Corp. warrants 8/3/27 (a)	35,950	363,814
		7,071,268
Oil & Gas Exploration & Production - 40.0%
Antero Resources Corp. (a)	478,500	6,565,020
Canadian Natural Resources Ltd.	110,180	3,643,653
ConocoPhillips Co.	116,300	6,458,139
Devon Energy Corp.	193,800	5,726,790
Diamondback Energy, Inc.	24,900	1,920,786
EOG Resources, Inc.	24,200	1,633,984
Hess Corp.	113,500	7,803,125
Magnolia Oil & Gas Corp. Class A	222,200	3,484,096
MEG Energy Corp. (a)	162,454	1,035,256
Ovintiv, Inc.	75,700	2,063,582
PDC Energy, Inc.	65,000	2,713,750
Pioneer Natural Resources Co.	17,550	2,626,709
Range Resources Corp. (a)	217,700	3,182,774
		48,857,664
Oil & Gas Storage & Transport - 39.4%
Cheniere Energy, Inc.	39,900	3,489,654
DT Midstream, Inc.	21,400	994,458
Enbridge, Inc.	309,500	12,179,823
Energy Transfer LP	371,600	3,455,880
Enterprise Products Partners LP	117,800	2,622,228
Equitrans Midstream Corp. (b)	145,200	1,267,596
Gibson Energy, Inc.	47,300	853,286
ONEOK, Inc.	89,900	4,721,548
Pembina Pipeline Corp.	128,200	3,907,019
Targa Resources Corp.	133,400	5,858,928
TC Energy Corp.	43,700	2,074,767
The Williams Companies, Inc.	267,729	6,610,229
		48,035,416

TOTAL OIL, GAS & CONSUMABLE FUELS		103,964,348

TOTAL COMMON STOCKS
(Cost $102,490,144)		121,258,202

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (c)	513,418	513,521
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	959,484	959,580
TOTAL MONEY MARKET FUNDS
(Cost $1,473,101)		1,473,101
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $103,963,245)		122,731,303
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(736,494)
NET ASSETS - 100%		$121,994,809

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$181,654	$17,736,508	$17,404,641	$195	$--	$--	$513,521	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,775,813	40,997,499	41,813,732	5,087	--	--	959,580	0.0%
Total	$1,957,467	$58,734,007	$59,218,373	$5,282	$--	$--	$1,473,101

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$121,258,202	$121,258,202	$--	$--
Money Market Funds	1,473,101	1,473,101	--	--
Total Investments in Securities:	$122,731,303	$122,731,303	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$1,268,338
Total Realized Gain (Loss)	(796,813)
Total Unrealized Gain (Loss)	731,162
Cost of Purchases	--
Proceeds of Sales	(1,202,687)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2021	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.4%
Canada	21.4%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $906,432) — See accompanying schedule: Unaffiliated issuers (cost $102,490,144)	$121,258,202
Fidelity Central Funds (cost $1,473,101)	1,473,101
Total Investment in Securities (cost $103,963,245)		$122,731,303
Receivable for investments sold		2,428,804
Receivable for fund shares sold		332,581
Dividends receivable		285,687
Distributions receivable from Fidelity Central Funds		2,246
Prepaid expenses		1,276
Other receivables		72,920
Total assets		125,854,817
Liabilities
Payable for investments purchased	$2,317,272
Payable for fund shares redeemed	385,316
Accrued management fee	53,107
Other affiliated payables	33,751
Other payables and accrued expenses	111,087
Collateral on securities loaned	959,475
Total liabilities		3,860,008
Net Assets		$121,994,809
Net Assets consist of:
Paid in capital		$528,319,640
Total accumulated earnings (loss)		(406,324,831)
Net Assets		$121,994,809
Net Asset Value, offering price and redemption price per share ($121,994,809 ÷ 9,001,446 shares)		$13.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$1,740,488
Income from Fidelity Central Funds (including $5,087 from security lending)		5,282
Income before foreign taxes withheld		1,745,770
Less foreign taxes withheld		(145,194)
Total income		1,600,576
Expenses
Management fee	$337,086
Transfer agent fees	175,985
Accounting fees	24,957
Custodian fees and expenses	3,697
Independent trustees' fees and expenses	232
Registration fees	18,488
Audit	17,092
Legal	853
Miscellaneous	29,150
Total expenses before reductions	607,540
Expense reductions	(18,762)
Total expenses after reductions		588,778
Net investment income (loss)		1,011,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,143,907
Foreign currency transactions	14,637
Total net realized gain (loss)		3,158,544
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,823,458
Assets and liabilities in foreign currencies	(523)
Total change in net unrealized appreciation (depreciation)		7,822,935
Net gain (loss)		10,981,479
Net increase (decrease) in net assets resulting from operations		$11,993,277

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,011,798	$2,816,687
Net realized gain (loss)	3,158,544	(92,526,463)
Change in net unrealized appreciation (depreciation)	7,822,935	85,232,815
Net increase (decrease) in net assets resulting from operations	11,993,277	(4,476,961)
Distributions to shareholders	(2,794,959)	(2,175,969)
Share transactions
Proceeds from sales of shares	29,838,648	52,382,909
Reinvestment of distributions	2,604,936	2,046,977
Cost of shares redeemed	(36,227,896)	(45,826,297)
Net increase (decrease) in net assets resulting from share transactions	(3,784,312)	8,603,589
Total increase (decrease) in net assets	5,414,006	1,950,659
Net Assets
Beginning of period	116,580,803	114,630,144
End of period	$121,994,809	$116,580,803
Other Information
Shares
Sold	2,152,851	5,141,965
Issued in reinvestment of distributions	210,585	198,651
Redeemed	(2,697,654)	(4,459,318)
Net increase (decrease)	(334,218)	881,298

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Natural Gas Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$13.56	$20.45	$21.60	$27.76	$17.83
Income from Investment Operations
Net investment income (loss)B	.11	.31C	.28	.24	.61D	.13
Net realized and unrealized gain (loss)	1.25	(1.14)	(6.98)	(1.27)	(5.83)	9.98
Total from investment operations	1.36	(.83)	(6.70)	(1.03)	(5.22)	10.11
Distributions from net investment income	(.30)	(.24)	(.19)	–	(.65)	(.15)
Distributions from net realized gain	–	–	–	(.12)	(.29)	(.03)
Total distributions	(.30)	(.24)	(.19)	(.12)	(.94)	(.18)
Redemption fees added to paid in capitalB	–	–	–	–	–E	–E
Net asset value, end of period	$13.55	$12.49	$13.56	$20.45	$21.60	$27.76
Total ReturnF,G	11.10%	(5.72)%	(32.98)%	(4.82)%	(18.97)%	56.75%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J,K	.92%	.93%	.89%	.89%	.87%
Expenses net of fee waivers, if any	.92%J,K	.92%	.93%	.89%	.89%	.87%
Expenses net of all reductions	.90%J,K	.90%	.92%	.86%	.87%	.87%
Net investment income (loss)	1.60%J,K	3.09%C	1.51%	1.02%	2.52%D	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$121,995	$116,581	$114,630	$201,085	$238,368	$479,879
Portfolio turnover rateL	122%J	127%	87%	86%	69%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.42%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.45 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Proxy expenses are not annualized.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Energy Portfolio, Energy Service Portfolio and Natural Gas Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective June 7, 2021 Energy Service Portfolio and Natural Gas Portfolio are closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Energy Portfolio	$247,432
Energy Service Portfolio	84,957
Natural Gas Portfolio	61,791

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Energy Portfolio	$949,683,362	$203,028,216	$(72,816,934)	$130,211,282
Energy Service Portfolio	290,620,163	41,410,141	(69,889,744)	(28,479,603)
Natural Gas Portfolio	104,903,905	21,204,475	(3,377,077)	17,827,398

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Energy Portfolio	$(318,163,884)	$(227,593,698)	$(545,757,582)
Energy Service Portfolio	(61,356,240)	(248,157,631)	(309,513,871)
Natural Gas Portfolio	(90,706,831)	(334,906,146)	(425,612,977)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	357,567,836	260,953,986
Energy Service Portfolio	85,537,870	87,531,900
Natural Gas Portfolio	75,839,540	80,971,134

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.23%	.53%
Energy Service Portfolio	.30%	.23%	.53%
Natural Gas Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.20%
Energy Service Portfolio	.22%
Natural Gas Portfolio	.27%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Energy Portfolio	.03
Energy Service Portfolio	.04
Natural Gas Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$10,966
Energy Service Portfolio	7,552
Natural Gas Portfolio	2,601

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$5,016,714.33%		$317
Energy Service Portfolio	Borrower	$9,653,000.29%		$156

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	24,471,648	9,712,008
Energy Service Portfolio	344,245	2,057,477
Natural Gas Portfolio	2,525,156	2,098,805

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Energy Portfolio	$954
Energy Service Portfolio	262
Natural Gas Portfolio	111

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Energy Portfolio	$723	$–	$–
Energy Service Portfolio	$1,246	$22	$14,398
Natural Gas Portfolio	$538	$–	$–

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	$585,750.60%		$39

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Brokerage service rebates
Energy Portfolio	$44,292
Energy Service Portfolio	30,386
Natural Gas Portfolio	17,754

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Energy Portfolio	$8,834
Energy Service Portfolio	2,399
Natural Gas Portfolio	1,008

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

12. Proposed Reorganization.

The Board of Trustees of Energy Service Portfolio, Natural Gas Portfolio and Energy Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Energy Service Portfolio and Natural Gas Portfolio and Energy Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Energy Service Portfolio and Natural Gas Portfolio in exchange for shares of Energy Portfolio equal in value to the net assets of Energy Service Portfolio and Natural Gas Portfolio on the day the reorganization is effective. The reorganization provides shareholders of Energy Service Portfolio and Natural Gas Portfolio access to a larger portfolio with a similar investment objective. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

A meeting of shareholders of Energy Service Portfolio and Natural Gas Portfolio is expected to be held during the fourth quarter of 2021 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about November 19, 2021.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Energy Portfolio	.78%
Actual		$1,000.00	$1,040.00	$4.01
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Energy Service Portfolio	.85%
Actual		$1,000.00	$939.90	$4.16
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Natural Gas Portfolio	.92%
Actual		$1,000.00	$1,111.00	$4.90
Hypothetical-C		$1,000.00	$1,020.57	$4.69

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Energy Portfolio
Energy Service Portfolio
Natural Gas Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Energy Portfolio in January 2020, for Energy Service Portfolio in February 2019 and for Natural Gas Portfolio in January 2018, January 2020 and July 2020. The Board will continue to monitor closely each fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019 and January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELNR-SANN-1021
1.813654.116

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Biotechnology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Medical Technology and Devices Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Biotechnology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
AbbVie, Inc.	10.3
Moderna, Inc.	4.8
Biogen, Inc.	3.8
Alnylam Pharmaceuticals, Inc.	3.5
Seagen, Inc.	1.9
Vertex Pharmaceuticals, Inc.	1.8
Biohaven Pharmaceutical Holding Co. Ltd.	1.8
Regeneron Pharmaceuticals, Inc.	1.7
Argenx SE ADR	1.7
Intellia Therapeutics, Inc.	1.7
33.0

Top Industries (% of fund's net assets)

As of August 31, 2021
Biotechnology	91.0%
Pharmaceuticals	6.7%
Life Sciences Tools & Services	1.4%
Chemicals	0.1%
Health Care Equipment & Supplies	0.1%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).

Biotechnology Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Biotechnology - 90.3%
Biotechnology - 90.3%
4D Molecular Therapeutics, Inc.	214,868	$6,564,217
AbbVie, Inc.	6,994,908	844,844,987
ACADIA Pharmaceuticals, Inc. (a)	45,994	805,355
Acceleron Pharma, Inc. (a)	886,486	118,682,746
Acumen Pharmaceuticals, Inc.	107,100	1,919,232
Adagio Theraputics, Inc.	230,316	7,793,893
Adagio Theraputics, Inc.	95,500	2,908,548
ADC Therapeutics SA (a)(b)	755,238	22,030,292
Aerovate Therapeutics, Inc. (b)	286,251	4,892,030
Agios Pharmaceuticals, Inc. (a)	654,571	29,246,232
Akouos, Inc. (a)(b)	716,626	8,520,683
Albireo Pharma, Inc. (a)	42,050	1,284,628
Aldeyra Therapeutics, Inc. (a)	1,201,911	11,406,135
Alector, Inc. (a)	887,882	23,999,450
Allakos, Inc. (a)	732,524	65,311,840
Allena Pharmaceuticals, Inc. (a)(b)	2,296,083	2,342,005
Allogene Therapeutics, Inc. (a)(b)	909,170	21,683,705
Allovir, Inc. (a)	730,894	14,069,710
Alnylam Pharmaceuticals, Inc. (a)	1,432,939	288,636,903
ALX Oncology Holdings, Inc. (a)(b)	643,290	45,030,300
Ambrx Biopharma, Inc.:
ADR	87,104	1,551,322
ADR	1,302,291	20,874,422
Amgen, Inc.	17,090	3,854,308
Amicus Therapeutics, Inc. (a)	1,304,101	14,853,710
Annexon, Inc. (a)	309,436	5,059,279
Apellis Pharmaceuticals, Inc. (a)	1,268,259	83,514,855
Applied Therapeutics, Inc. (a)	569,640	8,949,044
Arcturus Therapeutics Holdings, Inc. (a)(b)	1,072,977	58,809,869
Arcus Biosciences, Inc. (a)(b)	3,091,165	90,169,283
Arcutis Biotherapeutics, Inc. (a)	868,174	18,379,244
Arena Pharmaceuticals, Inc. (a)	298,473	15,795,191
Argenx SE ADR (a)	412,686	136,607,320
Arrowhead Pharmaceuticals, Inc. (a)	1,077,626	72,330,257
Ascendis Pharma A/S sponsored ADR (a)	659,409	103,349,173
Atara Biotherapeutics, Inc. (a)	526,695	7,889,891
aTyr Pharma, Inc. (a)(b)	662,890	3,655,838
Aurinia Pharmaceuticals, Inc. (a)(b)	1,263,586	20,571,180
Autolus Therapeutics PLC ADR (a)(b)	505,988	3,476,138
Avidity Biosciences, Inc. (a)(b)	442,484	10,106,335
AVROBIO, Inc. (a)	101,954	679,014
Axcella Health, Inc. (a)	397,149	1,449,594
Bicycle Therapeutics PLC ADR (a)(b)	211,444	7,548,551
BioAtla, Inc. (b)	906,880	37,263,699
BioCryst Pharmaceuticals, Inc. (a)(b)	1,123,884	17,892,233
Biogen, Inc. (a)	912,738	309,336,036
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,140,113	149,628,430
BioMarin Pharmaceutical, Inc. (a)	8,344	702,648
Biomea Fusion, Inc. (a)	335,863	4,685,289
BioNTech SE ADR (a)	48,428	15,942,013
BioXcel Therapeutics, Inc. (a)(b)	351,727	10,358,360
Blueprint Medicines Corp. (a)	1,044,509	97,421,354
Bolt Biotherapeutics, Inc.	423,000	7,512,480
BridgeBio Pharma, Inc. (a)(b)	696,761	34,914,694
C4 Therapeutics, Inc. (b)	579,281	23,246,547
Candel Therapeutics, Inc. (b)(c)	2,500,000	20,100,000
CareDx, Inc. (a)	178,500	13,080,480
Celldex Therapeutics, Inc. (a)(b)	827,877	43,587,724
Cellectis SA sponsored ADR (a)(b)	107,465	1,545,347
Centessa Pharmaceuticals PLC ADR	413,500	9,117,675
Century Therapeutics, Inc.	67,000	1,661,600
Century Therapeutics, Inc.	767,618	17,133,234
Cerevel Therapeutics Holdings (a)	1,064,870	33,713,784
ChemoCentryx, Inc. (a)(b)	1,819,622	28,768,224
Chinook Therapeutics, Inc. (a)	908,922	12,324,982
Chinook Therapeutics, Inc. rights (a)(d)	115,821	5,791
Codiak Biosciences, Inc.	402,539	6,923,671
Coherus BioSciences, Inc. (a)(b)	58,387	933,024
Connect Biopharma Holdings Ltd. ADR (a)	1,010,500	23,716,435
ContraFect Corp. (a)(b)	456,309	1,656,402
Cortexyme, Inc. (a)(b)	1,947	187,496
Crinetics Pharmaceuticals, Inc. (a)(c)	2,123,187	50,043,518
CRISPR Therapeutics AG (a)	260,522	32,552,224
Cullinan Oncology, Inc.	428,940	12,104,687
Cyclerion Therapeutics, Inc. (a)(b)	837,285	2,863,515
Cyclerion Therapeutics, Inc. (a)(e)	94,809	324,247
Cytokinetics, Inc. (a)(b)	2,338,471	77,099,389
CytomX Therapeutics, Inc. (a)	509,185	2,607,027
Day One Biopharmaceuticals, Inc. (a)(b)	736,607	20,499,773
Decibel Therapeutics, Inc.	213,800	1,725,366
Deciphera Pharmaceuticals, Inc. (a)(b)	397,200	12,511,800
Denali Therapeutics, Inc. (a)	714,051	37,987,513
Design Therapeutics, Inc. (a)(b)	1,000,000	15,720,000
Dicerna Pharmaceuticals, Inc. (a)	513,612	10,570,135
Editas Medicine, Inc. (a)	188,823	12,007,255
Eledon Pharmaceuticals, Inc. (a)(b)(c)	1,004,111	8,354,204
Epizyme, Inc. (a)(b)	1,799,135	9,283,537
Equillium, Inc. (a)(b)	209,800	1,290,270
Erasca, Inc.	367,588	8,789,029
Essa Pharma, Inc. (a)(b)	670,903	6,360,160
Evelo Biosciences, Inc. (a)(b)	833,899	9,481,432
Exact Sciences Corp. (a)(b)	460,712	48,089,119
Exelixis, Inc. (a)	2,830,644	54,263,445
Fate Therapeutics, Inc. (a)	941,687	68,978,573
FibroGen, Inc. (a)	8,231	95,727
Foghorn Therapeutics, Inc. (b)	587,199	7,621,843
Forma Therapeutics Holdings, Inc. (a)	745,509	17,914,581
Fusion Pharmaceuticals, Inc. (a)	1,258,323	11,740,154
G1 Therapeutics, Inc. (a)(b)	813,600	12,301,632
Galapagos NV sponsored ADR (a)(b)	46,497	2,734,954
Gamida Cell Ltd. (a)	795,067	3,609,604
Generation Bio Co. (a)	137,100	3,427,500
Genmab A/S ADR (a)	21,490	1,018,411
Geron Corp. (a)(b)	4,109,206	5,958,349
Geron Corp. warrants 12/31/25 (a)	2,100,000	670,821
Gilead Sciences, Inc.	1,713,322	124,695,575
Global Blood Therapeutics, Inc. (a)	478,016	13,714,279
Graphite Bio, Inc.	108,200	2,114,228
Graphite Bio, Inc.	1,204,453	21,181,510
Gritstone Bio, Inc. (a)(b)	354,880	3,264,896
Halozyme Therapeutics, Inc. (a)	280,308	11,770,133
Heron Therapeutics, Inc. (a)(b)	354,625	4,138,474
Homology Medicines, Inc. (a)(b)	1,253,091	9,009,724
Hookipa Pharma, Inc. (a)(b)	1,146,600	7,900,074
Horizon Therapeutics PLC (a)	554,629	59,949,849
Icosavax, Inc. (a)	45,100	1,701,172
Ideaya Biosciences, Inc. (a)(b)	313,500	7,367,250
Idorsia Ltd. (a)	1,218,641	28,744,358
IGM Biosciences, Inc. (a)(b)	89,368	6,363,895
Imago BioSciences, Inc.	272,800	7,166,456
Immuneering Corp. (b)	250,000	6,117,500
Immunic, Inc. (a)	602,072	5,930,409
Immunocore Holdings PLC ADR	400,875	13,854,240
ImmunoGen, Inc. (a)	1,191,123	7,206,294
Incyte Corp. (a)	760,067	58,137,525
Inhibikase Therapeutics, Inc. (b)	433,300	1,026,921
Inozyme Pharma, Inc. (a)	609,380	9,396,640
Insmed, Inc. (a)	713,120	19,995,885
Instil Bio, Inc. (a)	81,800	1,541,930
Instil Bio, Inc.	1,431,274	25,630,539
Intellia Therapeutics, Inc. (a)	839,801	134,813,255
Invitae Corp. (a)(b)	479,117	14,196,237
Ionis Pharmaceuticals, Inc. (a)	1,246,677	49,567,878
Iovance Biotherapeutics, Inc. (a)	968,579	23,313,697
iTeos Therapeutics, Inc. (a)	303,681	8,609,356
Janux Therapeutics, Inc. (b)	456,912	15,580,699
Jounce Therapeutics, Inc. (a)	790,934	4,919,609
Kalvista Pharmaceuticals, Inc. (a)	108,720	2,222,237
Karuna Therapeutics, Inc. (a)	229,311	27,265,078
Keros Therapeutics, Inc. (a)	294,886	9,919,965
Kiniksa Pharmaceuticals Ltd. (a)(b)	305,540	3,843,693
Kinnate Biopharma, Inc.	639,303	14,141,382
Kodiak Sciences, Inc. (a)(b)	226,368	21,319,338
Kronos Bio, Inc. (b)	52,276	1,093,091
Kronos Bio, Inc. (f)	495,356	10,357,894
Krystal Biotech, Inc. (a)(c)	1,341,897	77,749,512
Kura Oncology, Inc. (a)	1,150,809	21,243,934
Kymera Therapeutics, Inc. (a)	781,871	48,585,464
Legend Biotech Corp. ADR (a)	53,994	2,067,430
Lexicon Pharmaceuticals, Inc. (a)(b)	1,045,768	4,936,025
LogicBio Therapeutics, Inc. (a)	315,500	1,495,470
Macrogenics, Inc. (a)	963,450	22,747,055
Madrigal Pharmaceuticals, Inc. (a)(b)	166,540	13,781,185
Magenta Therapeutics, Inc. (a)	72,800	465,920
MannKind Corp. (a)(b)	4,446,462	21,343,018
Mersana Therapeutics, Inc. (a)	116,606	1,624,322
Merus BV (a)(b)	246,600	6,431,328
Minerva Neurosciences, Inc. (a)	394,479	725,841
Mirati Therapeutics, Inc. (a)	621,040	105,409,119
Moderna, Inc. (a)	1,033,105	389,160,322
Molecular Templates, Inc. (a)	138,914	905,719
Monte Rosa Therapeutics, Inc.	260,200	9,286,538
Monte Rosa Therapeutics, Inc.	1,433,576	46,047,895
Morphic Holding, Inc. (a)	805,337	50,744,284
Myovant Sciences Ltd. (a)(b)	31,466	765,882
Natera, Inc. (a)	580,733	68,776,209
Neurocrine Biosciences, Inc. (a)	456,498	43,458,610
Neximmune, Inc.	525,000	7,392,000
Nkarta, Inc. (a)(b)	60,200	1,946,868
Novavax, Inc. (a)	303,076	72,295,749
NuCana PLC ADR (a)(b)	627,100	1,668,086
Nurix Therapeutics, Inc. (a)(b)	656,385	21,129,033
Nuvalent, Inc. Class A (a)	173,846	6,333,210
Olema Pharmaceuticals, Inc.	61,997	1,854,950
Omega Therapeutics, Inc. (a)	79,800	1,450,764
Omega Therapeutics, Inc.	1,102,941	18,046,321
Oragenics, Inc. (a)(e)	155,806	112,009
ORIC Pharmaceuticals, Inc. (a)(b)	724,374	16,001,422
Passage Bio, Inc. (a)	518,162	6,228,307
PMV Pharmaceuticals, Inc. (b)	290,400	8,813,640
Poseida Therapeutics, Inc. (a)	615,283	5,316,045
Praxis Precision Medicines, Inc.	381,129	7,573,033
Prelude Therapeutics, Inc.	561,056	20,024,089
Prometheus Biosciences, Inc. (a)(b)	301,200	6,572,184
ProQR Therapeutics BV (a)(b)	555,016	3,707,507
Protagonist Therapeutics, Inc. (a)	797,178	38,663,133
Prothena Corp. PLC (a)	868,489	58,292,982
PTC Therapeutics, Inc. (a)	2,268,744	99,030,676
Radius Health, Inc. (a)	40,249	557,851
Rallybio Corp. (a)	1,196,785	15,737,723
RAPT Therapeutics, Inc. (a)	289,100	9,453,570
Recursion Pharmaceuticals, Inc. (a)(b)	250,300	6,312,566
Regeneron Pharmaceuticals, Inc. (a)	204,588	137,769,559
Relay Therapeutics, Inc. (a)(b)	1,319,943	42,277,774
Reneo Pharmaceuticals, Inc. (a)(b)	187,500	2,075,625
Repare Therapeutics, Inc. (a)	540,250	18,368,500
Replimune Group, Inc. (a)	1,054,117	33,478,756
Revolution Medicines, Inc. (a)(b)	785,492	22,849,962
Rhythm Pharmaceuticals, Inc. (a)	83,278	1,083,447
Rigel Pharmaceuticals, Inc. (a)	1,097,800	4,171,640
Rocket Pharmaceuticals, Inc. (a)(b)	359,736	12,306,569
Rubius Therapeutics, Inc. (a)(b)	743,329	16,145,106
Sage Therapeutics, Inc. (a)	475,835	21,988,335
Sana Biotechnology, Inc. (b)	15,490	371,605
Sangamo Therapeutics, Inc. (a)	360,627	3,573,814
Sarepta Therapeutics, Inc. (a)	651,004	50,856,432
Scholar Rock Holding Corp. (a)	1,543,247	61,004,554
Seagen, Inc. (a)	909,886	152,496,894
Selecta Biosciences, Inc. (a)	1,032,715	4,481,983
Sensorion SA (a)	3,270,000	7,374,610
Seres Therapeutics, Inc. (a)	687,847	4,409,099
Shattuck Labs, Inc.	110,936	2,344,078
Silverback Therapeutics, Inc.	16,978	373,516
Silverback Therapeutics, Inc. (f)	296,788	6,529,336
Solid Biosciences, Inc. (a)	769,800	2,086,158
Springworks Therapeutics, Inc. (a)(b)	530,020	39,804,502
Spruce Biosciences, Inc. (b)	698,273	5,355,754
Stoke Therapeutics, Inc. (a)	270,036	7,069,542
Surface Oncology, Inc. (a)(b)	885,265	5,603,727
Sutro Biopharma, Inc. (a)	737,300	16,014,156
Syros Pharmaceuticals, Inc. (a)	2,306,295	12,223,364
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	21,625	7,274
Talaris Therapeutics, Inc. (a)	60,000	696,600
Tango Therapeutics, Inc. (a)	664,718	7,737,318
Tango Therapeutics, Inc. (e)	670,500	7,024,158
Taysha Gene Therapies, Inc. (b)	882,847	17,550,998
TCR2 Therapeutics, Inc. (a)	309,100	5,183,607
Tenaya Therapeutics, Inc. (a)	258,300	5,230,575
Tenaya Therapeutics, Inc.	1,206,563	21,989,611
TG Therapeutics, Inc. (a)	2,842,420	76,944,309
Travere Therapeutics, Inc. (a)	372,928	8,141,018
Turning Point Therapeutics, Inc. (a)	451,601	34,782,309
Twist Bioscience Corp. (a)	498,402	56,424,090
Ultragenyx Pharmaceutical, Inc. (a)	949,521	91,429,377
uniQure B.V. (a)	643,408	18,658,832
United Therapeutics Corp. (a)	278,316	59,804,542
Vaxcyte, Inc. (a)	559,915	14,686,570
Vera Therapeutics, Inc. (a)	50,600	745,844
Vera Therapeutics, Inc.	729,168	10,210,540
Veracyte, Inc. (a)	176,200	8,476,982
Verastem, Inc. (a)	254,200	673,630
Vertex Pharmaceuticals, Inc. (a)	747,206	149,657,890
Verve Therapeutics, Inc.	72,800	5,093,088
Vor Biopharma, Inc. (a)(b)	696,659	10,233,921
Werewolf Therapeutics, Inc. (a)(b)	232,800	4,143,840
X4 Pharmaceuticals, Inc. (a)	152,831	784,023
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	173,756
Xencor, Inc. (a)	898,443	30,430,264
Xenon Pharmaceuticals, Inc. (a)	643,198	11,352,445
Y-mAbs Therapeutics, Inc. (a)	1,330,984	40,967,688
Yumanity Therapeutics, Inc. (e)	173,913	1,878,260
Yumanity Therapeutics, Inc. (a)	38,869	419,785
Zai Lab Ltd. ADR (a)	185,649	26,826,281
Zealand Pharma A/S (a)	528,544	16,280,451
Zentalis Pharmaceuticals, Inc. (a)	638,433	43,534,746
Zymeworks, Inc. (a)	709,195	23,396,343
		7,382,813,482
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Arix Bioscience PLC (a)(f)	1,411,100	3,356,288
Chemicals - 0.1%
Commodity Chemicals - 0.1%
Zymergen, Inc. (a)(b)	553,090	7,256,541
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)(e)	2,777	9,275
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Novocure Ltd. (a)	38,713	5,195,672
Health Care Supplies - 0.0%
Pulmonx Corp.	8,300	333,577

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,529,249

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Guardant Health, Inc. (a)	12,700	1,616,329
Precipio, Inc. (a)(e)	525	1,769
		1,618,098
Life Sciences Tools & Services - 1.4%
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	122,919	21,623,910
23andMe Holding Co. Class B	3,206,518	24,818,449
Absci Corp. (b)	392,062	7,362,924
Absci Corp.	210,224	3,553,206
Berkeley Lights, Inc. (a)	10,200	362,712
Compugen Ltd. (a)(b)	515,388	3,618,024
Evotec OAI AG (a)	382,500	19,013,912
Maravai LifeSciences Holdings, Inc.	146,700	8,681,706
Olink Holding AB ADR (a)	120,900	3,870,009
Pacific Biosciences of California, Inc. (a)	252,282	7,898,949
Seer, Inc.	40,900	1,635,182
Seer, Inc. Class A (e)	263,158	10,521,057
		112,960,040
Pharmaceuticals - 6.6%
Pharmaceuticals - 6.6%
Aclaris Therapeutics, Inc. (a)	844,089	13,682,683
Adimab LLC (a)(d)(e)(g)	1,954,526	105,271,552
Aerie Pharmaceuticals, Inc. (a)(b)	186,043	2,773,901
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(d)	8,274,568	14,397,748
Angion Biomedica Corp. (b)	312,500	3,440,625
Antengene Corp. (f)	2,066,800	3,428,080
Aradigm Corp. (a)(d)	11,945	549
Aradigm Corp. (a)(d)	148,009	6,808
Arvinas Holding Co. LLC (a)	1,386,429	119,524,044
Atea Pharmaceuticals, Inc.	75,200	2,234,944
Axsome Therapeutics, Inc. (a)(b)	274,009	7,036,551
Chiasma, Inc. warrants 12/16/24 (a)(d)	382,683	4
Corcept Therapeutics, Inc. (a)	52,359	1,114,200
Cyteir Therapeutics, Inc.	225,700	4,306,356
Edgewise Therapeutics, Inc. (a)(b)	713,600	11,303,424
Fulcrum Therapeutics, Inc. (a)(b)	1,144,976	34,005,787
GH Research PLC (b)	829,336	18,137,578
Harmony Biosciences Holdings, Inc. (a)	30,600	1,037,034
Ikena Oncology, Inc. (a)	142,100	1,828,827
Ikena Oncology, Inc.	878,347	10,739,110
IMARA, Inc. (a)	413,291	1,979,664
Intra-Cellular Therapies, Inc. (a)	903,976	30,012,003
Kaleido Biosciences, Inc. (a)(b)	249,460	1,531,684
Longboard Pharmaceuticals, Inc. (a)	371,100	3,480,918
Marinus Pharmaceuticals, Inc. (a)(b)	474,765	5,868,095
Nektar Therapeutics (a)	232,631	3,601,128
NGM Biopharmaceuticals, Inc. (a)	152,200	3,322,526
Nuvation Bio, Inc. (a)(b)	483,691	4,464,468
Nuvation Bio, Inc. (e)	1,000,000	9,230,000
Ocular Therapeutix, Inc. (a)	120,253	1,269,872
OptiNose, Inc. (a)(b)	229,115	666,725
Pharvaris BV	551,507	11,162,502
Pliant Therapeutics, Inc. (a)	971,031	17,711,605
Rain Therapeutics, Inc. (a)(b)	800,000	14,024,000
Reata Pharmaceuticals, Inc. (a)(b)	99,032	10,547,898
Revance Therapeutics, Inc. (a)	88,100	2,359,318
Royalty Pharma PLC	470,720	18,193,328
Stemcentrx, Inc. rights 12/31/21 (a)(d)	876,163	9
Terns Pharmaceuticals, Inc.	689,509	9,280,791
Theravance Biopharma, Inc. (a)	413,500	3,432,050
UCB SA	312,677	35,767,454
Verrica Pharmaceuticals, Inc. (a)(b)	236,949	2,653,829
		544,829,672
TOTAL COMMON STOCKS
(Cost $5,163,642,556)		8,058,372,645

Convertible Preferred Stocks - 0.9%
Biotechnology - 0.7%
Biotechnology - 0.7%
ElevateBio LLC Series C (d)(e)	216,600	908,637
EQRx, Inc. Series B (e)	1,823,553	9,188,519
National Resilience, Inc. Series B (d)(e)	732,064	32,510,962
ValenzaBio, Inc. Series A (d)(e)	1,685,311	14,999,991
		57,608,109
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (d)(e)	3,099,905	7,500,000
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (d)(e)	836,400	7,745,064
		7,745,147
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $43,020,283)		72,853,256

Money Market Funds - 7.1%
Fidelity Cash Central Fund 0.06% (h)	43,022,540	43,031,144
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	537,207,783	537,261,504
TOTAL MONEY MARKET FUNDS
(Cost $580,255,292)		580,292,648
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $5,786,918,131)		8,711,518,549
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(533,771,950)
NET ASSETS - 100%		$8,177,746,599

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $207,225,583 or 2.5% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,671,598 or 0.3% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Aristea Therapeutics, Inc. Series B	10/6/20	$4,611,659
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
ElevateBio LLC Series C	3/9/21	$908,637
EQRx, Inc. Series B	11/19/20	$5,000,000
MedAvail Holdings, Inc.	7/2/12	$416,675
National Resilience, Inc. Series B	12/1/20	$9,999,994
Nuvation Bio, Inc.	2/10/21	$10,000,000
Oragenics, Inc.	7/31/12 - 6/21/18	$2,337,087
Precipio, Inc.	2/3/12	$2,828,200
Scorpion Therapeutics, Inc. Series B	1/8/21	$7,500,000
Seer, Inc. Class A	12/8/20	$5,000,002
Tango Therapeutics, Inc.	4/13/21	$6,705,000
ValenzaBio, Inc. Series A	3/25/21	$14,999,993
Yumanity Therapeutics, Inc.	12/22/20	$3,999,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49,640,258	$569,590,918	$576,200,030	$10,841	$--	$(2)	$43,031,144	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	509,290,976	1,203,998,972	1,176,028,444	950,546	--	--	537,261,504	1.6%
Total	$558,931,234	$1,773,589,890	$1,752,228,474	$961,387	$--	$(2)	$580,292,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Candel Therapeutics, Inc.	$--	$20,000,000	$--	$--	$--	$100,000	$20,100,000
Crinetics Pharmaceuticals, Inc.	32,463,529	--	--	--	--	17,579,989	50,043,518
Eledon Pharmaceuticals, Inc.	16,136,064	--	--	--	--	(7,781,860)	8,354,204
Hookipa Pharma, Inc.	19,760,960	--	7,837,016	--	2,007,634	(6,031,504)	--
Krystal Biotech, Inc.	105,862,254	--	--	--	--	(28,112,742)	77,749,512
Total	$174,222,807	$20,000,000	$7,837,016	$--	$2,007,634	$(24,246,117)	$156,247,234

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$8,058,372,645	$7,707,680,790	$231,009,394	$119,682,461
Convertible Preferred Stocks	72,853,256	--	9,188,519	63,664,737
Money Market Funds	580,292,648	580,292,648	--	--
Total Investments in Securities:	$8,711,518,549	$8,287,973,438	$240,197,913	$183,347,198
Net unrealized depreciation on unfunded commitments	$(2,612,500)	$	$(2,612,500)	$

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$112,766,192
Total Realized Gain (Loss)	(468,770)
Total Unrealized Gain (Loss)	7,206,303
Cost of Purchases	1,600
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	177,136
Transfers out of Level 3	--
Ending Balance	$119,682,461
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2021	$6,737,533
Convertible Preferred Stocks
Beginning Balance	$92,480,149
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	24,225,585
Cost of Purchases	15,908,630
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(68,949,627)
Ending Balance	$63,664,737
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2021	$24,225,585

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $530,005,727) — See accompanying schedule: Unaffiliated issuers (cost $5,101,692,129)	$7,974,978,667
Fidelity Central Funds (cost $580,255,292)	580,292,648
Other affiliated issuers (cost $104,970,710)	156,247,234
Total Investment in Securities (cost $5,786,918,131)		$8,711,518,549
Receivable for investments sold		32,391,568
Receivable for fund shares sold		3,758,021
Dividends receivable		530,086
Distributions receivable from Fidelity Central Funds		221,749
Prepaid expenses		51,204
Other receivables		1,471,848
Total assets		8,749,943,025
Liabilities
Payable to custodian bank	$1,286,091
Payable for investments purchased	16,965,223
Unrealized depreciation on unfunded commitments	2,612,500
Payable for fund shares redeemed	8,377,919
Accrued management fee	3,473,397
Other affiliated payables	1,033,518
Other payables and accrued expenses	1,347,342
Collateral on securities loaned	537,100,436
Total liabilities		572,196,426
Net Assets		$8,177,746,599
Net Assets consist of:
Paid in capital		$5,107,587,315
Total accumulated earnings (loss)		3,070,159,284
Net Assets		$8,177,746,599
Net Asset Value, offering price and redemption price per share ($8,177,746,599 ÷ 348,449,562 shares)		$23.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$26,086,092
Income from Fidelity Central Funds (including $950,546 from security lending)		961,387
Total income		27,047,479
Expenses
Management fee	$21,068,939
Transfer agent fees	5,776,054
Accounting fees	602,408
Custodian fees and expenses	72,957
Independent trustees' fees and expenses	15,683
Registration fees	58,778
Audit	37,618
Legal	4,564
Miscellaneous	28,354
Total expenses before reductions	27,665,355
Expense reductions	(350,584)
Total expenses after reductions		27,314,771
Net investment income (loss)		(267,292)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	186,088,769
Affiliated issuers	2,007,634
Foreign currency transactions	(5,441)
Total net realized gain (loss)		188,090,962
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(266,998,439)
Fidelity Central Funds	(2)
Other affiliated issuers	(24,246,117)
Unfunded commitments	(2,612,500)
Assets and liabilities in foreign currencies	386
Total change in net unrealized appreciation (depreciation)		(293,856,672)
Net gain (loss)		(105,765,710)
Net increase (decrease) in net assets resulting from operations		$(106,033,002)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(267,292)	$(1,969,781)
Net realized gain (loss)	188,090,962	1,876,348,651
Change in net unrealized appreciation (depreciation)	(293,856,672)	1,046,772,045
Net increase (decrease) in net assets resulting from operations	(106,033,002)	2,921,150,915
Distributions to shareholders	(585,706,639)	(1,503,254,696)
Share transactions
Proceeds from sales of shares	294,273,836	1,129,372,944
Reinvestment of distributions	554,188,529	1,417,160,740
Cost of shares redeemed	(852,600,221)	(1,715,557,877)
Net increase (decrease) in net assets resulting from share transactions	(4,137,856)	830,975,807
Total increase (decrease) in net assets	(695,877,497)	2,248,872,026
Net Assets
Beginning of period	8,873,624,096	6,624,752,070
End of period	$8,177,746,599	$8,873,624,096
Other Information
Shares
Sold	12,938,890	47,593,369
Issued in reinvestment of distributions	25,764,227	59,356,167
Redeemed	(37,944,892)	(74,376,813)
Net increase (decrease)	758,225	32,572,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Biotechnology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$25.52	$21.02	$21.14	$23.45	$20.32	$16.20
Income from Investment Operations
Net investment income (loss)C	–D	(.01)	.05	(.04)	(.05)	(.08)
Net realized and unrealized gain (loss)	(.35)	9.41	1.79	(.29)E	3.49	4.80
Total from investment operations	(.35)	9.40	1.84	(.33)	3.44	4.72
Distributions from net investment income	(.03)	(.07)	(.03)	–	–	–
Distributions from net realized gain	(1.67)	(4.84)	(1.93)	(1.98)	(.31)	(.60)
Total distributions	(1.70)	(4.90)F	(1.96)	(1.98)	(.31)	(.60)
Redemption fees added to paid in capitalC	–	–	–	–	–	–D
Net asset value, end of period	$23.47	$25.52	$21.02	$21.14	$23.45	$20.32
Total ReturnG,H	(.75)%	47.35%	8.57%	(.46)%E	17.04%	29.67%
Ratios to Average Net AssetsI,J
Expenses before reductions	.69%K	.70%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.69%K	.70%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.68%K	.69%	.72%	.72%	.73%	.74%
Net investment income (loss)	(.01)%K	(.03)%	.22%	(.20)%	(.25)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,177,747	$8,873,624	$6,624,752	$7,583,722	$8,940,767	$9,573,681
Portfolio turnover rateL	41%K	78%	50%	37%	26%	28%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.53)%.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
UnitedHealth Group, Inc.	9.0
Danaher Corp.	5.8
Boston Scientific Corp.	5.7
Humana, Inc.	5.3
Eli Lilly & Co.	5.1
Cigna Corp.	4.4
Penumbra, Inc.	2.8
Regeneron Pharmaceuticals, Inc.	2.8
Insulet Corp.	2.8
Thermo Fisher Scientific, Inc.	2.6
46.3

Top Industries (% of fund's net assets)

As of August 31, 2021
Health Care Providers & Services	27.5%
Health Care Equipment & Supplies	22.4%
Biotechnology	22.1%
Pharmaceuticals	13.5%
Life Sciences Tools & Services	10.5%
All Others*	4.0%

* Includes short-term investments and net other assets (liabilities).

Health Care Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 21.6%
Biotechnology - 21.6%
Acceleron Pharma, Inc. (a)	400,000	$53,552,000
ADC Therapeutics SA (a)(b)	964,675	28,139,570
Agios Pharmaceuticals, Inc. (a)(b)	1,000,000	44,680,000
Alnylam Pharmaceuticals, Inc. (a)	1,000,000	201,430,000
Ambrx Biopharma, Inc. ADR	131,025	2,333,555
Arcutis Biotherapeutics, Inc. (a)	630,500	13,347,685
Argenx SE ADR (a)	690,000	228,403,800
Ascendis Pharma A/S sponsored ADR (a)	954,412	149,584,993
Atara Biotherapeutics, Inc. (a)	589,074	8,824,329
Avid Bioservices, Inc. (a)	1,280,000	31,027,200
BeiGene Ltd. ADR (a)	120,000	36,996,000
BioAtla, Inc. (b)	470,000	19,312,300
Blueprint Medicines Corp. (a)	400,000	37,308,000
Celldex Therapeutics, Inc. (a)	215,516	11,346,917
Century Therapeutics, Inc.	650,553	16,133,714
Cerevel Therapeutics Holdings (a)	1,017,037	32,199,391
Cytokinetics, Inc. (a)	1,280,000	42,201,600
Denali Therapeutics, Inc. (a)	540,000	28,728,000
Erasca, Inc.	1,000,000	23,910,000
Exelixis, Inc. (a)	1,500,000	28,755,000
Fate Therapeutics, Inc. (a)	500,000	36,625,000
Forma Therapeutics Holdings, Inc. (a)	700,000	16,821,000
Generation Bio Co. (a)	452,861	11,321,525
Graphite Bio, Inc.	500,000	9,770,000
Imago BioSciences, Inc.	42,400	1,113,848
Innovent Biologics, Inc. (a)(c)	6,600,000	53,207,671
Instil Bio, Inc. (a)	800,000	15,080,000
Intellia Therapeutics, Inc. (a)	228,000	36,600,840
Janux Therapeutics, Inc.	323,900	11,044,990
Keros Therapeutics, Inc. (a)	460,000	15,474,400
Kinnate Biopharma, Inc. (b)	228,000	5,043,360
Kura Oncology, Inc. (a)	1,400,000	25,844,000
Kymera Therapeutics, Inc. (a)	420,000	26,098,800
Mirati Therapeutics, Inc. (a)	560,000	95,048,800
Morphic Holding, Inc. (a)	300,000	18,903,000
Novavax, Inc. (a)	90,000	21,468,600
Nuvalent, Inc. Class A (a)	279,935	10,198,032
ORIC Pharmaceuticals, Inc. (a)	750,000	16,567,500
Passage Bio, Inc. (a)	700,000	8,414,000
Poseida Therapeutics, Inc. (a)	1,644,603	14,209,370
Prelude Therapeutics, Inc.	865,400	30,886,126
PTC Therapeutics, Inc. (a)	1,004,800	43,859,520
Recursion Pharmaceuticals, Inc. (a)(b)	200,000	5,044,000
Regeneron Pharmaceuticals, Inc. (a)	460,000	309,764,000
Relay Therapeutics, Inc. (a)	1,200,000	38,436,000
Repare Therapeutics, Inc. (a)	500,000	17,000,000
Revolution Medicines, Inc. (a)(b)	900,000	26,181,000
Sarepta Therapeutics, Inc. (a)	840,000	65,620,800
Scholar Rock Holding Corp. (a)(b)	141,147	5,579,541
Shattuck Labs, Inc.	1,135,833	24,000,151
Stoke Therapeutics, Inc. (a)	500,000	13,090,000
Taysha Gene Therapies, Inc.	393,072	7,814,271
TG Therapeutics, Inc. (a)	2,800,000	75,796,000
Twist Bioscience Corp. (a)	336,251	38,066,976
uniQure B.V. (a)	670,000	19,430,000
Vaxcyte, Inc. (a)	700,000	18,361,000
Xencor, Inc. (a)	1,280,000	43,353,600
Zai Lab Ltd. (a)	100,000	14,267,624
Zentalis Pharmaceuticals, Inc. (a)(b)	1,200,000	81,828,000
Zymeworks, Inc. (a)	1,000,000	32,990,000
		2,398,437,399
Health Care Equipment & Supplies - 22.4%
Health Care Equipment - 22.4%
Boston Scientific Corp. (a)	14,000,000	632,100,000
Danaher Corp.	2,000,000	648,320,000
DexCom, Inc. (a)	100,000	52,942,000
Envista Holdings Corp. (a)	1,949,691	83,427,278
Hologic, Inc. (a)	1,500,000	118,725,000
Insulet Corp. (a)	1,026,100	305,582,841
Intuitive Surgical, Inc. (a)	84,000	88,499,040
Masimo Corp. (a)	400,000	108,616,000
Outset Medical, Inc.	1,080,000	53,233,200
Penumbra, Inc. (a)	1,150,000	316,192,500
Tandem Diabetes Care, Inc. (a)	700,000	78,519,000
		2,486,156,859
Health Care Providers & Services - 27.5%
Health Care Facilities - 3.5%
Cano Health, Inc. (a)	1,100,000	13,167,000
Cano Health, Inc. (d)	4,023,300	48,158,901
HCA Holdings, Inc.	880,000	222,622,400
Rede D'Oregon Sao Luiz SA (c)	5,600,000	74,532,374
Surgery Partners, Inc. (a)	600,000	29,520,000
		388,000,675
Health Care Services - 6.6%
agilon health, Inc. (a)(b)	1,450,000	50,750,000
Cigna Corp.	2,280,000	482,562,000
Guardant Health, Inc. (a)	630,000	80,180,100
LifeStance Health Group, Inc.	1,784,161	26,512,632
Oak Street Health, Inc. (a)(b)	2,000,000	93,460,000
		733,464,732
Managed Health Care - 17.4%
Alignment Healthcare, Inc. (a)	511,812	9,043,718
Alignment Healthcare, Inc.	3,221,582	54,079,086
Centene Corp. (a)	4,540,000	285,929,200
Humana, Inc.	1,450,000	587,859,000
UnitedHealth Group, Inc.	2,400,000	999,048,002
		1,935,959,006

TOTAL HEALTH CARE PROVIDERS & SERVICES		3,057,424,413

Health Care Technology - 2.1%
Health Care Technology - 2.1%
Castlight Health, Inc. (a)	1,845,550	3,340,446
Castlight Health, Inc. Class B (a)	5,000,000	9,050,000
Doximity, Inc.	60,000	5,520,000
Evolent Health, Inc. (a)	477,346	11,723,618
Health Catalyst, Inc. (a)	1,290,000	70,446,900
Inspire Medical Systems, Inc. (a)	300,000	67,068,000
Medlive Technology Co. Ltd.	916,500	3,876,958
Phreesia, Inc. (a)	800,000	57,240,000
		228,265,922
Life Sciences Tools & Services - 10.5%
Life Sciences Tools & Services - 10.5%
10X Genomics, Inc. Class B (a)(c)	1,060,000	186,475,200
Bio-Rad Laboratories, Inc. Class A (a)	208,000	167,402,560
Bruker Corp.	1,700,000	150,127,000
Charles River Laboratories International, Inc. (a)	218,000	96,761,480
Lonza Group AG	185,000	156,565,657
Maravai LifeSciences Holdings, Inc.	820,000	48,527,600
Olink Holding AB ADR (a)	768,535	24,600,805
Seer, Inc.	6,918	276,582
Seer, Inc. Class A (d)	443,082	17,714,418
Stevanato Group SpA	1,080,000	26,740,800
Thermo Fisher Scientific, Inc.	525,000	291,348,750
		1,166,540,852
Personal Products - 0.6%
Personal Products - 0.6%
The Beauty Health Co. (a)	600,000	15,426,000
The Beauty Health Co. (d)	1,800,000	46,278,000
		61,704,000
Pharmaceuticals - 13.4%
Pharmaceuticals - 13.4%
Arvinas Holding Co. LLC (a)	700,000	60,347,000
AstraZeneca PLC (United Kingdom)	2,080,000	243,242,367
Atea Pharmaceuticals, Inc.	260,000	7,727,200
Bristol-Myers Squibb Co.	2,000,000	133,720,000
Eli Lilly & Co.	2,200,000	568,238,000
Harmony Biosciences Holdings, Inc. (a)	37,257	1,262,640
Nektar Therapeutics (a)	1,718,882	26,608,293
Pharvaris BV	500,000	10,120,000
Pliant Therapeutics, Inc. (a)	918,521	16,753,823
Revance Therapeutics, Inc. (a)(b)	700,000	18,746,000
Roche Holding AG (participation certificate)	600,000	240,933,102
Royalty Pharma PLC	3,350,000	129,477,500
Theravance Biopharma, Inc. (a)	921,794	7,650,890
UCB SA	240,000	27,453,854
		1,492,280,669
TOTAL COMMON STOCKS
(Cost $6,517,510,925)		10,890,810,114

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.7%
Biotechnology - 0.5%
Biotechnology - 0.5%
Caris Life Sciences, Inc. Series D (d)(e)	3,206,021	25,968,770
Element Biosciences, Inc. Series C (d)(e)	572,265	11,764,052
ElevateBio LLC Series C (d)(e)	254,900	1,069,306
Inscripta, Inc. Series E (d)(e)	1,282,228	11,322,073
		50,124,201
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (d)(e)	380,451	5,261,637
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (d)(e)	201,220	7,704,855
Wugen, Inc. Series B (d)(e)	454,342	3,523,377
		11,228,232
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	1,037,400	9,606,324

TOTAL CONVERTIBLE PREFERRED STOCKS		76,220,394

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (d)(e)(f)	295,300	8,476,058
TOTAL PREFERRED STOCKS
(Cost $80,951,833)		84,696,452

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (g)	132,599,784	132,626,304
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	171,726,375	171,743,547
TOTAL MONEY MARKET FUNDS
(Cost $304,368,101)		304,369,851
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $6,902,830,859)		11,279,876,417
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(182,122,993)
NET ASSETS - 100%		$11,097,753,424

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,215,245 or 2.8% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $196,847,771 or 1.8% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$7,704,855
Aristea Therapeutics, Inc. Series B	10/6/20	$5,719,912
Cano Health, Inc.	11/11/20	$40,233,000
Caris Life Sciences, Inc. Series D	5/11/21	$25,968,770
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$5,403,602
Element Biosciences, Inc. Series C	6/21/21	$11,763,880
ElevateBio LLC Series C	3/9/21	$1,069,306
Inscripta, Inc. Series E	3/30/21	$11,322,073
Seer, Inc. Class A	12/8/20	$8,418,558
The Beauty Health Co.	12/8/20	$18,000,000
Thriveworks TopCo LLC Series B	7/23/21	$8,476,058
Wugen, Inc. Series B	7/9/21	$3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$22,296,160	$820,472,398	$710,142,254	$11,849	$--	$--	$132,626,304	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	28,140,400	536,472,456	392,869,309	134,231	--	--	171,743,547	0.5%
Total	$50,436,560	$1,356,944,854	$1,103,011,563	$146,080	$--	$--	$304,369,851

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$10,890,810,114	$10,338,287,935	$552,522,179	$--
Preferred Stocks	84,696,452	--	--	84,696,452
Money Market Funds	304,369,851	304,369,851	--	--
Total Investments in Securities:	$11,279,876,417	$10,642,657,786	$552,522,179	$84,696,452
Net unrealized depreciation on unfunded commitments	$(2,353,140)	$	$(2,353,140)	$

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Switzerland	3.9%
Netherlands	2.3%
United Kingdom	2.2%
Denmark	1.3%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $167,593,469) — See accompanying schedule: Unaffiliated issuers (cost $6,598,462,758)	$10,975,506,566
Fidelity Central Funds (cost $304,368,101)	304,369,851
Total Investment in Securities (cost $6,902,830,859)		$11,279,876,417
Cash		149
Receivable for investments sold		26,826,175
Receivable for fund shares sold		3,973,454
Dividends receivable		4,414,500
Reclaims receivable		8,206,815
Distributions receivable from Fidelity Central Funds		44,343
Prepaid expenses		47,198
Other receivables		1,105,258
Total assets		11,324,494,309
Liabilities
Payable for investments purchased	$36,288,773
Unrealized depreciation on unfunded commitments	2,353,140
Payable for fund shares redeemed	9,379,438
Accrued management fee	4,759,491
Other affiliated payables	1,329,422
Other payables and accrued expenses	908,899
Collateral on securities loaned	171,721,722
Total liabilities		226,740,885
Net Assets		$11,097,753,424
Net Assets consist of:
Paid in capital		$6,265,880,220
Total accumulated earnings (loss)		4,831,873,204
Net Assets		$11,097,753,424
Net Asset Value, offering price and redemption price per share ($11,097,753,424 ÷ 321,388,480 shares)		$34.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$35,659,302
Foreign tax reclaims		1,899,536
Income from Fidelity Central Funds (including $134,231 from security lending)		146,080
Income before foreign taxes withheld		37,704,918
Less foreign taxes withheld		(3,408,034)
Total income		34,296,884
Expenses
Management fee	$27,921,652
Transfer agent fees	7,335,560
Accounting fees	655,887
Custodian fees and expenses	69,223
Independent trustees' fees and expenses	19,866
Registration fees	84,477
Audit	24,420
Legal	5,635
Interest	341
Miscellaneous	31,363
Total expenses before reductions	36,148,424
Expense reductions	(514,805)
Total expenses after reductions		35,633,619
Net investment income (loss)		(1,336,735)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	508,509,879
Foreign currency transactions	(62,964)
Total net realized gain (loss)		508,446,915
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	618,307,229
Unfunded commitments	(13,857,230)
Assets and liabilities in foreign currencies	(21,496)
Total change in net unrealized appreciation (depreciation)		604,428,503
Net gain (loss)		1,112,875,418
Net increase (decrease) in net assets resulting from operations		$1,111,538,683

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,336,735)	$(1,302,962)
Net realized gain (loss)	508,446,915	1,254,393,714
Change in net unrealized appreciation (depreciation)	604,428,503	1,433,331,438
Net increase (decrease) in net assets resulting from operations	1,111,538,683	2,686,422,190
Distributions to shareholders	(345,006,415)	(1,043,319,929)
Share transactions
Proceeds from sales of shares	545,632,288	2,530,824,884
Reinvestment of distributions	320,299,238	966,756,493
Cost of shares redeemed	(887,786,987)	(2,007,793,854)
Net increase (decrease) in net assets resulting from share transactions	(21,855,461)	1,489,787,523
Total increase (decrease) in net assets	744,676,807	3,132,889,784
Net Assets
Beginning of period	10,353,076,617	7,220,186,833
End of period	$11,097,753,424	$10,353,076,617
Other Information
Shares
Sold	16,669,733	84,148,004
Issued in reinvestment of distributions	10,177,924	31,895,088
Redeemed	(27,194,240)	(66,461,246)
Net increase (decrease)	(346,583)	49,581,846

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$32.18	$26.53	$24.48	$23.56	$20.89	$18.05
Income from Investment Operations
Net investment income (loss)C	–D	–D	.04	.02	.05	.02
Net realized and unrealized gain (loss)	3.43	9.23	2.40	2.90	3.17	2.93
Total from investment operations	3.43	9.23	2.44	2.92	3.22	2.95
Distributions from net investment income	(.04)	(.18)	(.03)	(.03)	(.04)	(.02)
Distributions from net realized gain	(1.04)	(3.40)	(.36)	(1.97)	(.51)	(.09)
Total distributions	(1.08)	(3.58)	(.39)	(2.00)	(.55)	(.11)
Redemption fees added to paid in capitalC	–	–	–	–	–	–D
Net asset value, end of period	$34.53	$32.18	$26.53	$24.48	$23.56	$20.89
Total ReturnE,F	10.99%	36.00%	9.84%	13.30%	15.49%	16.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.69%	.70%	.71%	.73%	.74%
Expenses net of fee waivers, if any	.68%I	.69%	.70%	.71%	.73%	.73%
Expenses net of all reductions	.67%I	.69%	.70%	.71%	.72%	.73%
Net investment income (loss)	(.03)%I	(.01)%	.16%	.10%	.23%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$11,097,753	$10,353,077	$7,220,187	$7,450,707	$6,923,404	$6,628,882
Portfolio turnover rateJ	30%I	52%	36%K	60%K	75%	49%K

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
UnitedHealth Group, Inc.	24.5
Cigna Corp.	8.6
Humana, Inc.	7.1
HCA Holdings, Inc.	6.6
CVS Health Corp.	4.9
AmerisourceBergen Corp.	4.9
Centene Corp.	4.8
Molina Healthcare, Inc.	4.5
Anthem, Inc.	4.3
Chemed Corp.	2.6
72.8

Top Industries (% of fund's net assets)

As of August 31, 2021
Health Care Providers & Services	98.1%
Health Care Technology	0.8%
Diversified Financial Services	0.1%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

Health Care Services Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Health Care Providers & Services - 98.1%
Health Care Distributors & Services - 4.9%
AmerisourceBergen Corp.	485,300	$59,308,513
Health Care Facilities - 16.8%
Brookdale Senior Living, Inc. (a)	2,728,900	19,920,970
Cano Health, Inc. (a)(b)	734,400	8,790,768
Cano Health, Inc. (c)	463,400	5,546,898
Encompass Health Corp.	169,400	13,289,430
HCA Holdings, Inc.	317,700	80,371,746
Rede D'Oregon Sao Luiz SA (d)	470,900	6,267,374
Surgery Partners, Inc. (a)(b)	562,700	27,684,840
Tenet Healthcare Corp. (a)	260,800	19,651,280
U.S. Physical Therapy, Inc. (b)	200,600	23,550,440
		205,073,746
Health Care Services - 30.1%
agilon health, Inc. (a)(b)	200,100	7,003,500
Amedisys, Inc. (a)	111,400	20,436,330
Andlauer Healthcare Group, Inc.	184,939	6,863,111
CareMax, Inc. (c)	379,900	3,426,698
CareMax, Inc. Class A (a)(b)	149,200	1,345,784
Chemed Corp.	67,500	32,177,250
Cigna Corp.	497,372	105,268,784
CVS Health Corp.	688,000	59,436,320
DaVita HealthCare Partners, Inc. (a)	184,900	24,179,373
Guardant Health, Inc. (a)	112,100	14,266,967
LHC Group, Inc. (a)	138,196	25,809,485
LifeStance Health Group, Inc.	603,749	8,971,710
Oak Street Health, Inc. (a)(b)	325,327	15,202,531
Option Care Health, Inc. (a)	1,054,432	28,206,056
Quest Diagnostics, Inc. (b)	100,400	15,344,132
		367,938,031
Managed Health Care - 46.3%
Alignment Healthcare, Inc. (a)(b)	466,200	8,237,754
Alignment Healthcare, Inc.	272,596	4,575,933
Anthem, Inc.	139,402	52,293,872
Centene Corp. (a)	931,650	58,675,317
Humana, Inc.	213,800	86,678,796
Molina Healthcare, Inc. (a)	207,100	55,662,267
UnitedHealth Group, Inc.	718,550	299,110,808
		565,234,747

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,197,555,037

Health Care Technology - 0.7%
Health Care Technology - 0.7%
Phreesia, Inc. (a)	121,535	8,695,829
TOTAL COMMON STOCKS
(Cost $555,328,070)		1,206,250,866

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (c)(e)	52,232	2,000,000
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (c)(e)(f)	34,800	998,872
TOTAL PREFERRED STOCKS
(Cost $2,998,872)		2,998,872

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.06% (g)	8,573,436	8,575,151
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	55,559,173	55,564,729
TOTAL MONEY MARKET FUNDS
(Cost $64,139,880)		64,139,880
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $622,466,822)		1,273,389,618
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(52,592,291)
NET ASSETS - 100%		$1,220,797,327

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,972,468 or 1.0% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,267,374 or 0.5% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$2,000,000
Cano Health, Inc.	11/11/20	$4,634,000
CareMax, Inc.	12/18/20	$3,799,000
Thriveworks TopCo LLC Series B	7/23/21	$998,872

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,538,347	$117,879,248	$111,842,444	$2,196	$--	$--	$8,575,151	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	45,664,629	165,693,521	155,793,421	70,176	--	--	55,564,729	0.2%
Total	$48,202,976	$283,572,769	$267,635,865	$72,372	$--	$--	$64,139,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,206,250,866	$1,201,674,933	$4,575,933	$--
Preferred Stocks	2,998,872	--	--	2,998,872
Money Market Funds	64,139,880	64,139,880	--	--
Total Investments in Securities:	$1,273,389,618	$1,265,814,813	$4,575,933	$2,998,872
Net unrealized depreciation on unfunded commitments	$(288,250)	$	$(288,250)	$

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,922,105) — See accompanying schedule: Unaffiliated issuers (cost $558,326,942)	$1,209,249,738
Fidelity Central Funds (cost $64,139,880)	64,139,880
Total Investment in Securities (cost $622,466,822)		$1,273,389,618
Receivable for investments sold		12,604,993
Receivable for fund shares sold		740,164
Dividends receivable		318,847
Distributions receivable from Fidelity Central Funds		7,412
Prepaid expenses		5,635
Other receivables		123,290
Total assets		1,287,189,959
Liabilities
Payable for investments purchased	$8,486,786
Unrealized depreciation on unfunded commitments	288,250
Payable for fund shares redeemed	1,221,071
Accrued management fee	533,350
Other affiliated payables	186,557
Other payables and accrued expenses	115,318
Collateral on securities loaned	55,561,300
Total liabilities		66,392,632
Net Assets		$1,220,797,327
Net Assets consist of:
Paid in capital		$540,957,841
Total accumulated earnings (loss)		679,839,486
Net Assets		$1,220,797,327
Net Asset Value, offering price and redemption price per share ($1,220,797,327 ÷ 9,210,262 shares)		$132.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$5,670,729
Income from Fidelity Central Funds (including $70,176 from security lending)		72,372
Total income		5,743,101
Expenses
Management fee	$3,258,076
Transfer agent fees	918,035
Accounting fees	199,028
Custodian fees and expenses	5,897
Independent trustees' fees and expenses	2,279
Registration fees	21,185
Audit	17,201
Legal	1,889
Interest	145
Miscellaneous	3,744
Total expenses before reductions	4,427,479
Expense reductions	(52,977)
Total expenses after reductions		4,374,502
Net investment income (loss)		1,368,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,128,516
Foreign currency transactions	(738)
Total net realized gain (loss)		45,127,778
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	88,528,344
Unfunded commitments	(3,047,549)
Assets and liabilities in foreign currencies	616
Total change in net unrealized appreciation (depreciation)		85,481,411
Net gain (loss)		130,609,189
Net increase (decrease) in net assets resulting from operations		$131,977,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,368,599	$556,699
Net realized gain (loss)	45,127,778	86,790,581
Change in net unrealized appreciation (depreciation)	85,481,411	181,176,828
Net increase (decrease) in net assets resulting from operations	131,977,788	268,524,108
Distributions to shareholders	(31,193,101)	(9,375,003)
Share transactions
Proceeds from sales of shares	88,032,629	168,402,095
Reinvestment of distributions	29,217,197	8,736,753
Cost of shares redeemed	(98,150,624)	(338,580,546)
Net increase (decrease) in net assets resulting from share transactions	19,099,202	(161,441,698)
Total increase (decrease) in net assets	119,883,889	97,707,407
Net Assets
Beginning of period	1,100,913,438	1,003,206,031
End of period	$1,220,797,327	$1,100,913,438
Other Information
Shares
Sold	656,944	1,602,271
Issued in reinvestment of distributions	224,059	89,436
Redeemed	(736,224)	(3,218,003)
Net increase (decrease)	144,779	(1,526,296)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$121.44	$94.72	$89.28	$92.21	$89.93	$78.59
Income from Investment Operations
Net investment income (loss)B	.15	.06	.23	.13	.11	.12
Net realized and unrealized gain (loss)	14.40	27.59	5.50	8.27	14.23	15.03
Total from investment operations	14.55	27.65	5.73	8.40	14.34	15.15
Distributions from net investment income	(.10)	(.93)	(.29)	(.10)	(.10)	(.13)
Distributions from net realized gain	(3.35)	–	–	(11.23)	(11.96)	(3.68)
Total distributions	(3.44)C	(.93)	(.29)	(11.33)	(12.06)	(3.81)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$132.55	$121.44	$94.72	$89.28	$92.21	$89.93
Total ReturnE,F	12.03%	29.43%	6.39%	9.61%	17.03%	19.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.73%	.75%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.71%I	.73%	.75%	.76%	.77%	.78%
Expenses net of all reductions	.71%I	.73%	.75%	.76%	.76%	.78%
Net investment income (loss)	.22%I	.05%	.25%	.14%	.12%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,220,797	$1,100,913	$1,003,206	$1,343,070	$829,692	$760,108
Portfolio turnover rateJ	38%I	34%	37%	60%	65%	26%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Danaher Corp.	12.0
Thermo Fisher Scientific, Inc.	11.5
Boston Scientific Corp.	8.4
Charles River Laboratories International, Inc.	3.6
Insulet Corp.	3.5
Penumbra, Inc.	3.3
DexCom, Inc.	3.1
ResMed, Inc.	3.0
Intuitive Surgical, Inc.	2.7
Bio-Rad Laboratories, Inc. Class A	2.5
53.6

Top Industries (% of fund's net assets)

As of August 31, 2021
Health Care Equipment & Supplies	55.8%
Life Sciences Tools & Services	30.8%
Health Care Providers & Services	4.9%
Health Care Technology	3.9%
Biotechnology	2.6%
All Others*	2.0%

* Includes short-term investments and net other assets (liabilities).

Medical Technology and Devices Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Preferred Securities - 0.2%
	Shares	Value
Kardium, Inc. 0% (a)(b)(c)
(Cost $19,551,861)	19,551,861	19,551,861

Common Stocks - 97.4%
Biotechnology - 1.6%
Biotechnology - 1.6%
Abcam PLC (d)	2,000,000	42,465,078
Avid Bioservices, Inc. (d)	1,800,000	43,632,000
Natera, Inc. (d)	280,000	33,160,400
Twist Bioscience Corp. (d)	506,100	57,295,581
		176,553,059
Health Care Equipment & Supplies - 55.2%
Health Care Equipment - 50.5%
Abbott Laboratories	2,150,000	271,695,500
Angiodynamics, Inc. (d)(e)	1,950,000	55,185,000
Axonics Modulation Technologies, Inc. (d)	600,000	44,988,000
Boston Scientific Corp. (d)	20,180,000	911,127,000
Danaher Corp.	4,000,000	1,296,639,998
DexCom, Inc. (d)	640,000	338,828,800
Envista Holdings Corp. (d)	3,100,500	132,670,395
Hologic, Inc. (d)	2,960,000	234,284,000
IDEXX Laboratories, Inc. (d)	50,000	33,688,000
Insulet Corp. (d)	1,276,539	380,166,080
Intuitive Surgical, Inc. (d)	280,000	294,996,800
Masimo Corp. (d)	700,000	190,078,000
Nevro Corp. (d)	1,080,000	131,760,000
Outset Medical, Inc.	1,002,700	49,423,083
Penumbra, Inc. (d)	1,290,000	354,685,500
ResMed, Inc.	1,130,000	328,298,900
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	799,999	40,614,743
Stryker Corp.	800,000	221,680,000
Tandem Diabetes Care, Inc. (d)	1,400,000	157,038,000
		5,467,847,799
Health Care Supplies - 4.7%
Align Technology, Inc. (d)	200,000	141,800,000
Nanosonics Ltd. (d)(e)	22,000,000	106,542,942
West Pharmaceutical Services, Inc.	570,000	257,423,400
		505,766,342

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,973,614,141

Health Care Providers & Services - 4.8%
Health Care Services - 2.7%
Cigna Corp.	750,000	158,737,500
Guardant Health, Inc. (d)	865,000	110,088,550
LifeStance Health Group, Inc.	1,871,380	27,808,707
		296,634,757
Managed Health Care - 2.1%
Humana, Inc.	550,000	222,981,000

TOTAL HEALTH CARE PROVIDERS & SERVICES		519,615,757

Health Care Technology - 3.7%
Health Care Technology - 3.7%
Castlight Health, Inc. (d)	983,300	1,779,773
Castlight Health, Inc. Class B (d)	7,750,000	14,027,500
Doximity, Inc.	150,000	13,800,000
Evolent Health, Inc. (d)	419,186	10,295,208
Health Catalyst, Inc. (d)(f)	2,025,065	110,588,800
Inspire Medical Systems, Inc. (d)	500,000	111,780,000
Medlive Technology Co. Ltd.	882,528	3,733,251
Phreesia, Inc. (d)	900,000	64,395,000
Veeva Systems, Inc. Class A (d)	200,000	66,396,000
		396,795,532
Life Sciences Tools & Services - 30.8%
Life Sciences Tools & Services - 30.8%
10X Genomics, Inc. (d)	440,000	77,404,800
10X Genomics, Inc. Class B (d)(g)	392,772	69,096,450
Avantor, Inc. (d)	4,650,000	183,396,000
Bio-Rad Laboratories, Inc. Class A (d)	340,000	273,638,800
Bio-Techne Corp.	228,000	113,803,920
Bruker Corp.	2,800,000	247,268,000
Charles River Laboratories International, Inc. (d)	865,000	383,938,900
Lonza Group AG	305,000	258,121,758
Maravai LifeSciences Holdings, Inc.	1,050,000	62,139,000
Nanostring Technologies, Inc. (d)	800,200	46,571,640
Olink Holding AB ADR (d)	1,050,000	33,610,500
Sartorius Stedim Biotech	400,000	242,573,280
Seer, Inc. (f)	1,557,632	62,274,127
Stevanato Group SpA (f)	1,400,000	34,664,000
Thermo Fisher Scientific, Inc.	2,240,000	1,243,088,000
		3,331,589,175
Personal Products - 0.9%
Personal Products - 0.9%
The Beauty Health Co. (d)	600,000	15,426,000
The Beauty Health Co. (c)	3,000,000	77,130,000
		92,556,000
Textiles, Apparel & Luxury Goods - 0.4%
Apparel, Accessories & Luxury Goods - 0.4%
Essilor International SA	200,000	39,262,299
TOTAL COMMON STOCKS
(Cost $5,423,102,000)		10,529,985,963

Convertible Preferred Stocks - 1.9%
Biotechnology - 1.0%
Biotechnology - 1.0%
Caris Life Sciences, Inc. Series D (a)(c)	2,803,935	22,711,874
Element Biosciences, Inc. Series B (a)(c)(d)	2,385,223	49,033,029
ElevateBio LLC Series C (a)(c)	214,700	900,667
Inscripta, Inc. Series D (a)(c)	3,938,731	34,778,995
		107,424,565
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.3%
Procept Biorobotics Corp. Series G (a)(c)	6,213,557	29,452,260
Health Care Supplies - 0.1%
Kardium, Inc. Series D6 (a)(c)	13,783,189	14,001,515

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		43,453,775

Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Conformal Medical, Inc. Series C (a)(c)(d)	2,605,625	13,184,463
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)	309,255	4,276,997
		17,461,460
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Aledade, Inc. Series B1 (a)(c)	175,232	6,709,756
PrognomIQ, Inc.:
Series A5 (a)(c)	833,333	2,783,332
Series B (a)(c)	2,735,093	9,135,211
		18,628,299
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Freenome, Inc. Series C (a)(c)	2,268,156	20,617,538
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $135,524,779)		207,585,637

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (h)	59,011,815	59,023,617
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	69,926,097	69,933,090
TOTAL MONEY MARKET FUNDS
(Cost $128,956,707)		128,956,707
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $5,707,135,347)		10,886,080,168
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(74,846,840)
NET ASSETS - 100%		$10,811,233,328

Legend

 (a) Level 3 security

 (b) Security is perpetual in nature with no stated maturity date.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $304,267,498 or 2.8% of net assets.

 (d) Non-income producing

 (e) Affiliated company

 (f) Security or a portion of the security is on loan at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,096,450 or 0.6% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$6,709,756
Caris Life Sciences, Inc. Series D	5/11/21	$22,711,874
Conformal Medical, Inc. Series C	7/24/20	$9,554,996
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$4,392,395
Element Biosciences, Inc. Series B	12/13/19	$12,500,000
ElevateBio LLC Series C	3/9/21	$900,667
Freenome, Inc. Series C	8/14/20	$14,999,996
Inscripta, Inc. Series D	11/13/20	$18,000,001
Kardium, Inc. Series D6	12/30/20	$14,001,515
Kardium, Inc. 0%	12/30/20	$19,551,861
Procept Biorobotics Corp. Series G	6/10/21	$25,000,247
PrognomIQ, Inc. Series A5	8/20/20	$503,333
PrognomIQ, Inc. Series B	9/11/20	$6,249,999
The Beauty Health Co.	12/8/20	$30,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$29,308,147	$650,904,823	$621,189,353	$8,057	$--	$--	$59,023,617	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	325,618,183	268,473,785	524,158,878	118,536	--	--	69,933,090	0.2%
Total	$354,926,330	$919,378,608	$1,145,348,231	$126,593	$--	$--	$128,956,707

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Angiodynamics, Inc.	$16,253,010	$26,326,608	$--	$--	$--	$12,605,382	$55,185,000
Intersect ENT, Inc.	57,025,000	13,715,218	87,430,546	--	31,932,434	(15,242,106)	--
Nanosonics Ltd.	101,147,280	951,723	--	--	--	4,443,939	106,542,942
ViewRay, Inc.	38,368,000	--	45,339,866	--	16,273,757	(9,301,891)	--
Total	$212,793,290	$40,993,549	$132,770,412	$--	$48,206,191	$(7,494,676)	$161,727,942

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$10,529,985,963	$10,487,520,885	$42,465,078	$--
Convertible Preferred Stocks	207,585,637	--	29,452,260	178,133,377
Money Market Funds	128,956,707	128,956,707	--	--
Preferred Securities	19,551,861	--	--	19,551,861
Total Investments in Securities:	$10,886,080,168	$10,616,477,592	$71,917,338	$197,685,238

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$99,803,398
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	48,007,683
Cost of Purchases	30,322,296
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$178,133,377
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2021	$48,007,683
Preferred Securities
Beginning Balance	$19,551,861
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$19,551,861
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2021	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $70,474,412) — See accompanying schedule: Unaffiliated issuers (cost $5,483,789,104)	$10,595,395,519
Fidelity Central Funds (cost $128,956,707)	128,956,707
Other affiliated issuers (cost $94,389,536)	161,727,942
Total Investment in Securities (cost $5,707,135,347)		$10,886,080,168
Cash		29,307
Receivable for investments sold		16,670,306
Receivable for fund shares sold		17,613,883
Dividends receivable		769,459
Distributions receivable from Fidelity Central Funds		8,851
Prepaid expenses		32,922
Other receivables		460,961
Total assets		10,921,665,857
Liabilities
Payable for investments purchased	$30,537,952
Payable for fund shares redeemed	3,839,913
Accrued management fee	4,539,203
Other affiliated payables	1,246,905
Other payables and accrued expenses	344,031
Collateral on securities loaned	69,924,525
Total liabilities		110,432,529
Net Assets		$10,811,233,328
Net Assets consist of:
Paid in capital		$5,260,226,452
Total accumulated earnings (loss)		5,551,006,876
Net Assets		$10,811,233,328
Net Asset Value, offering price and redemption price per share ($10,811,233,328 ÷ 123,496,202 shares)		$87.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$11,933,625
Income from Fidelity Central Funds (including $118,536 from security lending)		126,593
Total income		12,060,218
Expenses
Management fee	$24,513,505
Transfer agent fees	6,653,878
Accounting fees	629,298
Custodian fees and expenses	63,306
Independent trustees' fees and expenses	16,876
Registration fees	82,980
Audit	19,612
Legal	3,553
Interest	101
Miscellaneous	23,732
Total expenses before reductions	32,006,841
Expense reductions	(352,066)
Total expenses after reductions		31,654,775
Net investment income (loss)		(19,594,557)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	352,412,554
Affiliated issuers	48,206,191
Foreign currency transactions	188,384
Total net realized gain (loss)		400,807,129
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,576,167,798
Affiliated issuers	(7,494,676)
Unfunded commitments	192,000
Assets and liabilities in foreign currencies	(1,910)
Total change in net unrealized appreciation (depreciation)		1,568,863,212
Net gain (loss)		1,969,670,341
Net increase (decrease) in net assets resulting from operations		$1,950,075,784

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(19,594,557)	$(26,124,031)
Net realized gain (loss)	400,807,129	876,677,539
Change in net unrealized appreciation (depreciation)	1,568,863,212	1,661,035,472
Net increase (decrease) in net assets resulting from operations	1,950,075,784	2,511,588,980
Distributions to shareholders	(419,953,023)	(514,309,620)
Share transactions
Proceeds from sales of shares	961,537,261	1,910,160,299
Reinvestment of distributions	394,696,463	484,677,137
Cost of shares redeemed	(748,422,466)	(1,777,583,064)
Net increase (decrease) in net assets resulting from share transactions	607,811,258	617,254,372
Total increase (decrease) in net assets	2,137,934,019	2,614,533,732
Net Assets
Beginning of period	8,673,299,309	6,058,765,577
End of period	$10,811,233,328	$8,673,299,309
Other Information
Shares
Sold	12,266,803	27,985,720
Issued in reinvestment of distributions	5,335,899	7,325,256
Redeemed	(9,769,663)	(28,081,786)
Net increase (decrease)	7,833,039	7,229,190

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Medical Technology and Devices Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$74.99	$55.88	$52.92	$46.09	$41.48	$33.75
Income from Investment Operations
Net investment income (loss)B	(.16)	(.24)	(.08)	(.04)	.05	.01
Net realized and unrealized gain (loss)	16.34	24.19	4.10	10.40	7.31	9.87
Total from investment operations	16.18	23.95	4.02	10.36	7.36	9.88
Distributions from net investment income	–	–	–	–	(.08)	–
Distributions from net realized gain	(3.63)	(4.84)	(1.06)	(3.53)	(2.67)	(2.15)
Total distributions	(3.63)	(4.84)	(1.06)	(3.53)	(2.75)	(2.15)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$87.54	$74.99	$55.88	$52.92	$46.09	$41.48
Total ReturnD,E	22.47%	44.20%	7.46%	23.85%	18.01%	30.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.70%	.71%	.73%	.76%	.76%
Expenses net of fee waivers, if any	.68%H	.70%	.71%	.73%	.76%	.76%
Expenses net of all reductions	.68%H	.70%	.71%	.73%	.75%	.76%
Net investment income (loss)	(.42)%H	(.36)%	(.15)%	(.07)%	.11%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$10,811,233	$8,673,299	$6,058,766	$6,787,645	$4,063,926	$3,134,376
Portfolio turnover rateI	32%H	58%	35%	43%	77%	55%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
AstraZeneca PLC sponsored ADR	11.7
Eli Lilly & Co.	11.4
Sanofi SA sponsored ADR	8.9
Bristol-Myers Squibb Co.	8.8
Roche Holding AG (participation certificate)	7.5
Zoetis, Inc. Class A	5.0
Merck & Co., Inc.	4.8
Johnson & Johnson	4.8
Novartis AG sponsored ADR	4.7
UCB SA	3.4
71.0

Top Industries (% of fund's net assets)

As of August 31, 2021
Pharmaceuticals	78.6%
Biotechnology	14.6%
Life Sciences Tools & Services	3.1%
Health Care Equipment & Supplies	2.3%
Health Care Providers & Services	0.4%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

Pharmaceuticals Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Biotechnology - 14.3%
Biotechnology - 14.3%
Acceleron Pharma, Inc. (a)	59,600	$7,979,248
Amgen, Inc.	65,700	14,817,321
Argenx SE (a)	17,400	5,805,388
Argenx SE ADR (a)	11,000	3,641,220
Ascendis Pharma A/S sponsored ADR (a)	51,300	8,040,249
BioNTech SE ADR (a)	48	15,801
Blueprint Medicines Corp. (a)	79,000	7,368,330
Celldex Therapeutics, Inc. (a)	18,227	959,652
Galapagos NV sponsored ADR (a)	36,900	2,170,458
Generation Bio Co. (a)	40,076	1,001,900
Horizon Therapeutics PLC (a)	244,200	26,395,578
Innovent Biologics, Inc. (a)(b)	279,500	2,253,264
Intellia Therapeutics, Inc. (a)	15,400	2,472,162
Kalvista Pharmaceuticals, Inc. (a)	99,000	2,023,560
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	390,367
Mersana Therapeutics, Inc. (a)	142,000	1,978,060
Protagonist Therapeutics, Inc. (a)	73,900	3,584,150
PTC Therapeutics, Inc. (a)	136,600	5,962,590
Springworks Therapeutics, Inc. (a)	44,300	3,326,930
Synlogic, Inc. (a)	520,800	1,395,744
TG Therapeutics, Inc. (a)	41,900	1,134,233
uniQure B.V. (a)	170,500	4,944,500
Vertex Pharmaceuticals, Inc. (a)	76,200	15,262,098
Xencor, Inc. (a)	49,568	1,678,868
XOMA Corp. (a)(c)	53,300	1,658,696
Zai Lab Ltd. ADR (a)	4,800	693,600
		126,953,967
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)(d)	3,333	11,132
Health Care Equipment & Supplies - 2.3%
Health Care Equipment - 2.3%
Angelalign Technology, Inc. (b)	400	19,852
Boston Scientific Corp. (a)	452,100	20,412,315
		20,432,167
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
Guardant Health, Inc. (a)	25,500	3,245,385
Life Sciences Tools & Services - 3.1%
Life Sciences Tools & Services - 3.1%
23andMe Holding Co. Class B	396,605	3,069,723
Maravai LifeSciences Holdings, Inc.	312,600	18,499,668
Sartorius Stedim Biotech	9,400	5,700,472
		27,269,863
Pharmaceuticals - 78.6%
Pharmaceuticals - 78.6%
Arvinas Holding Co. LLC (a)	55,600	4,793,276
AstraZeneca PLC sponsored ADR	1,770,400	103,178,912
Axsome Therapeutics, Inc. (a)(c)	43,400	1,114,512
Bausch Health Cos., Inc. (Canada) (a)	165,100	4,810,428
Bristol-Myers Squibb Co.	1,168,480	78,124,573
Catalent, Inc. (a)	75,400	9,835,176
Elanco Animal Health, Inc. (a)	172,400	5,754,712
Eli Lilly & Co.	392,061	101,265,436
Harmony Biosciences Holdings, Inc. (a)	73,077	2,476,580
Intra-Cellular Therapies, Inc. (a)	107,000	3,552,400
Johnson & Johnson	243,250	42,113,873
Merck & Co., Inc.	557,736	42,549,679
Nektar Therapeutics (a)(c)	368,233	5,700,247
NGM Biopharmaceuticals, Inc. (a)	108,600	2,370,738
Novartis AG sponsored ADR	449,896	41,565,891
Perrigo Co. PLC	73,800	3,022,110
Pliant Therapeutics, Inc. (a)	300	5,472
Reata Pharmaceuticals, Inc. (a)(c)	64,600	6,880,546
Richter Gedeon PLC	157,700	4,726,524
Roche Holding AG (participation certificate)	165,346	66,395,541
Royalty Pharma PLC	328,300	12,688,795
Sanofi SA sponsored ADR	1,524,322	78,929,393
UCB SA	261,200	29,878,945
Zoetis, Inc. Class A	214,300	43,837,208
Zogenix, Inc. (a)(c)	800	11,848
		695,582,815
TOTAL COMMON STOCKS
(Cost $562,698,272)		873,495,329

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.3%
Biotechnology - 0.3%
ValenzaBio, Inc. Series A (d)(e)	224,708	1,999,998
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Paragon Biosciences Emalex Capital, Inc. Series C (d)(e)	158,879	1,700,005
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(d)(e)	200	131,038
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (d)(e)	5,900	132,573
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,914,946)		3,963,614
	Principal Amount	Value

Convertible Bonds - 0.0%
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0%(d)(e)(f)
(Cost $14,700)	14,700	14,700
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (g)	5,353,401	5,354,472
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	9,045,754	9,046,658
TOTAL MONEY MARKET FUNDS
(Cost $14,401,130)		14,401,130
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $581,029,048)		891,874,773
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,705,503)
NET ASSETS - 100%		$885,169,270

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,273,116 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,989,446 or 0.5% of net assets.

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$82,370
Castle Creek Pharmaceutical Holdings, Inc. 0%	6/28/21	$14,700
Evozyne LLC Series A	4/9/21	$132,573
MedAvail Holdings, Inc.	7/2/12	$500,000
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$1,700,005
ValenzaBio, Inc. Series A	3/25/21	$1,999,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,505,192	$90,933,733	$88,084,453	$2,093	$--	$--	$5,354,472	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	109,402,533	204,258,353	304,614,228	109,546	--	--	9,046,658	0.0%
Total	$111,907,725	$295,192,086	$392,698,681	$111,639	$--	$--	$14,401,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$873,495,329	$797,834,310	$75,661,019	$--
Convertible Preferred Stocks	3,963,614	--	--	3,963,614
Convertible Bonds	14,700	--	--	14,700
Money Market Funds	14,401,130	14,401,130	--	--
Total Investments in Securities:	$891,874,773	$812,235,440	$75,661,019	$3,978,314
Net unrealized depreciation on unfunded commitments	$(221,600)	$	$(221,600)	$

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.8%
Switzerland	12.2%
United Kingdom	11.7%
France	9.5%
Belgium	3.6%
Ireland	3.3%
Netherlands	1.7%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,972,834) — See accompanying schedule: Unaffiliated issuers (cost $566,627,918)	$877,473,643
Fidelity Central Funds (cost $14,401,130)	14,401,130
Total Investment in Securities (cost $581,029,048)		$891,874,773
Receivable for fund shares sold		136,826
Dividends receivable		1,615,521
Reclaims receivable		1,998,111
Distributions receivable from Fidelity Central Funds		1,507
Prepaid expenses		4,540
Other receivables		178,322
Total assets		895,809,600
Liabilities
Payable for investments purchased	$105,010
Unrealized depreciation on unfunded commitments	221,600
Payable for fund shares redeemed	538,625
Accrued management fee	386,890
Other affiliated payables	148,674
Other payables and accrued expenses	193,581
Collateral on securities loaned	9,045,950
Total liabilities		10,640,330
Net Assets		$885,169,270
Net Assets consist of:
Paid in capital		$538,630,241
Total accumulated earnings (loss)		346,539,029
Net Assets		$885,169,270
Net Asset Value, offering price and redemption price per share ($885,169,270 ÷ 34,006,056 shares)		$26.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$10,735,343
Foreign tax reclaims		971,806
Income from Fidelity Central Funds (including $109,546 from security lending)		111,639
Income before foreign taxes withheld		11,818,788
Less foreign taxes withheld		(1,700,023)
Total income		10,118,765
Expenses
Management fee	$2,232,739
Transfer agent fees	743,183
Accounting fees	145,364
Custodian fees and expenses	9,023
Independent trustees' fees and expenses	1,596
Registration fees	31,849
Audit	17,131
Legal	1,388
Miscellaneous	3,026
Total expenses before reductions	3,185,299
Expense reductions	(18,258)
Total expenses after reductions		3,167,041
Net investment income (loss)		6,951,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,757,098
Foreign currency transactions	3,209
Total net realized gain (loss)		31,760,307
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	61,326,212
Unfunded commitments	(221,600)
Assets and liabilities in foreign currencies	(6,341)
Total change in net unrealized appreciation (depreciation)		61,098,271
Net gain (loss)		92,858,578
Net increase (decrease) in net assets resulting from operations		$99,810,302

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,951,724	$9,601,491
Net realized gain (loss)	31,760,307	75,654,169
Change in net unrealized appreciation (depreciation)	61,098,271	69,300,533
Net increase (decrease) in net assets resulting from operations	99,810,302	154,556,193
Distributions to shareholders	(26,500,888)	(72,330,079)
Share transactions
Proceeds from sales of shares	37,600,917	263,105,559
Reinvestment of distributions	25,266,864	68,862,070
Cost of shares redeemed	(84,387,609)	(345,098,612)
Net increase (decrease) in net assets resulting from share transactions	(21,519,828)	(13,130,983)
Total increase (decrease) in net assets	51,789,586	69,095,131
Net Assets
Beginning of period	833,379,684	764,284,553
End of period	$885,169,270	$833,379,684
Other Information
Shares
Sold	1,531,559	11,435,481
Issued in reinvestment of distributions	1,093,804	3,007,054
Redeemed	(3,455,025)	(14,811,031)
Net increase (decrease)	(829,662)	(368,496)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.92	$21.71	$21.07	$18.82	$18.11	$18.20
Income from Investment Operations
Net investment income (loss)B	.20	.27	.29	.29	.27	.22
Net realized and unrealized gain (loss)	2.69	4.04	2.29	2.34	.74	(.13)
Total from investment operations	2.89	4.31	2.58	2.63	1.01	.09
Distributions from net investment income	(.05)	(.31)	(.31)	(.28)	(.25)	(.18)
Distributions from net realized gain	(.72)	(1.79)	(1.64)	(.10)	(.05)	–
Total distributions	(.78)C	(2.10)	(1.94)C	(.38)	(.30)	(.18)
Redemption fees added to paid in capitalB	–	–	–	–	–	–D
Net asset value, end of period	$26.03	$23.92	$21.71	$21.07	$18.82	$18.11
Total ReturnE,F	12.47%	20.46%	12.06%	14.15%	5.61%	.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.77%	.78%	.80%	.81%	.80%
Expenses net of fee waivers, if any	.75%I	.77%	.78%	.79%	.81%	.80%
Expenses net of all reductions	.74%I	.76%	.77%	.79%	.80%	.79%
Net investment income (loss)	1.64%I	1.13%	1.36%	1.48%	1.44%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$885,169	$833,380	$764,285	$747,604	$744,563	$1,000,937
Portfolio turnover rateJ	20%I	32%	52%	55%	89%	77%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 183,347,198	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$2.42 - $44.41 / $28.60	Increase
			Parity price	$0.05	Increase
		Discounted cash flow	Discount rate	8.0% - 11.6% / 10.6%	Decrease
			Disocunt for lack of marketability	10.0%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Medical Technology and Devices Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 178,133,377	Market approach	Transaction price	$1.02 - $38.29 / $11.49	Increase
			Discount rate	2.6%	Decrease
			Premium rate	37.5% - 45.9% / 39.8%	Increase
Preferred Securities	$ 19,551,861	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Biotechnology Portfolio	$1,252,896
Health Care Portfolio	831,330
Health Care Services Portfolio	92,779
Medical Technology and Devices Portfolio	273,744
Pharmaceuticals Portfolio	168,260

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$5,793,116,753	$3,354,301,916	$(435,900,120)	$2,918,401,796
Health Care Portfolio	6,928,039,627	4,600,713,923	(248,877,133)	4,351,836,790
Health Care Services Portfolio	635,273,377	649,995,437	(11,879,196)	638,116,241
Medical Technology and Devices Portfolio	5,713,889,377	5,239,381,705	(67,190,914)	5,172,190,791
Pharmaceuticals Portfolio	583,254,764	335,688,547	(27,068,538)	308,620,009

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, Health Care Portfolio, Biotechnology Portfolio, Pharmaceuticals Portfolio and Health Care Services Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Biotechnology Portfolio	105,271,552	1.29
Health Care Portfolio	8,746,058.08
Health Care Services Portfolio	998,872.08

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,674,275,712	2,260,151,134
Health Care Portfolio	1,575,826,368	2,023,059,857
Health Care Services Portfolio	233,765,710	251,888,098
Medical Technology and Devices Portfolio	1,639,479,468	1,505,005,793
Pharmaceuticals Portfolio	85,421,340	124,209,450

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.23%	.52%
Health Care Portfolio	.30%	.23%	.53%
Health Care Services Portfolio	.30%	.23%	.53%
Medical Technology and Devices Portfolio	.30%	.23%	.53%
Pharmaceuticals Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.14%
Health Care Portfolio	.14%
Health Care Services Portfolio	.15%
Medical Technology and Devices Portfolio	.14%
Pharmaceuticals Portfolio	.17%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Biotechnology Portfolio	.01
Health Care Portfolio	.01
Health Care Services Portfolio	.03
Medical Technology and Devices Portfolio	.01
Pharmaceuticals Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$88,455
Health Care Portfolio	38,582
Health Care Services Portfolio	6,497
Medical Technology and Devices Portfolio	30,670
Pharmaceuticals Portfolio	1,754

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Health Care Portfolio	Borrower	$7,981,800.31%		$341
Health Care Services Portfolio	Borrower	$4,077,500.32%		$145
Medical Technology and Devices Portfolio	Borrower	$6,263,000.29%		$101

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	109,589,448	108,100,188
Health Care Portfolio	160,163,607	144,671,326
Health Care Services Portfolio	7,945,178	19,416,005
Medical Technology and Devices Portfolio	97,105,217	60,150,823
Pharmaceuticals Portfolio	1,484,515	15,704,035

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Biotechnology Portfolio	$7,784
Health Care Portfolio	9,647
Health Care Services Portfolio	1,095
Medical Technology and Devices Portfolio	8,128
Pharmaceuticals Portfolio	773

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Biotechnology Portfolio	$98,021	$12,484	$3,354,091
Health Care Portfolio	$14,248	$544	$–
Health Care Services Portfolio	$7,322	$5,790	$92,004
Medical Technology and Devices Portfolio	$12,254	$–	$–
Pharmaceuticals Portfolio	$11,422	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Biotechnology Portfolio	$289,422	$155
Health Care Portfolio	435,479	78
Health Care Services Portfolio	43,636	10
Medical Technology and Devices Portfolio	284,578	48
Pharmaceuticals Portfolio	11,800	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$61,007
Health Care Portfolio	79,248
Health Care Services Portfolio	9,331
Medical Technology and Devices Portfolio	67,440
Pharmaceuticals Portfolio	6,458

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Biotechnology Portfolio	.69%
Actual		$1,000.00	$992.50	$3.47
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Health Care Portfolio	.68%
Actual		$1,000.00	$1,109.90	$3.62
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Health Care Services Portfolio	.71%
Actual		$1,000.00	$1,120.30	$3.79
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Medical Technology and Devices Portfolio	.68%
Actual		$1,000.00	$1,224.70	$3.81
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Pharmaceuticals Portfolio	.75%
Actual		$1,000.00	$1,124.70	$4.02
Hypothetical-C		$1,000.00	$1,021.42	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELHC-SANN-1021
1.813645.116

Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio (to be renamed FinTech Portfolio effective October 23, 2021)

Financial Services Portfolio

Insurance Portfolio

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Banking Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Finance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Insurance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In May 2021, the Board of Trustees approved a proposal to reposition Fidelity Select Consumer Finance Portfolio with a broader, modernized mandate and rename it Fidelity Select FinTech Portfolio on October 23, 2021. In conjunction with the repositioning, Fidelity intends to change the fund’s supplemental benchmark to the FactSet Financial Technologies Index, which better reflects the fund’s updated investment focus.

Banking Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Bank of America Corp.	6.4
Wells Fargo & Co.	6.1
PNC Financial Services Group, Inc.	5.8
U.S. Bancorp	5.5
Citigroup, Inc.	5.1
Huntington Bancshares, Inc.	4.2
M&T Bank Corp.	3.2
East West Bancorp, Inc.	2.8
MGIC Investment Corp.	2.8
First Horizon National Corp.	2.6
44.5

Top Industries (% of fund's net assets)

As of August 31, 2021
Banks	85.2%
Thrifts & Mortgage Finance	7.8%
Capital Markets	4.5%
Consumer Finance	2.4%
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).

Banking Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Banks - 85.2%
Diversified Banks - 23.2%
Bank of America Corp.	943,776	$39,402,649
Citigroup, Inc.	433,400	31,165,794
Piraeus Financial Holdings SA (a)	330,200	557,534
U.S. Bancorp	582,000	33,400,980
Wells Fargo & Co.	821,992	37,565,034
		142,091,991
Regional Banks - 62.0%
1st Source Corp.	162,681	7,646,007
American National Bankshares, Inc.	188,686	6,449,287
Ameris Bancorp	139,960	6,891,630
Associated Banc-Corp. (b)	585,000	12,062,700
Bank OZK	331,900	14,082,517
BayCom Corp. (a)	14,282	247,221
BOK Financial Corp.	159,900	14,079,195
Cadence Bancorp Class A	554,028	11,917,142
Camden National Corp.	9,632	449,525
Comerica, Inc.	138,100	10,206,971
Community Trust Bancorp, Inc.	169,776	7,072,868
ConnectOne Bancorp, Inc.	151,200	4,325,832
East West Bancorp, Inc.	233,200	17,102,888
Eastern Bankshares, Inc.	162,200	3,208,316
First Horizon National Corp.	977,500	16,021,225
First Interstate Bancsystem, Inc.	149,988	6,608,471
First Midwest Bancorp, Inc., Delaware	325,900	6,104,107
Great Western Bancorp, Inc.	375,362	11,621,208
Heartland Financial U.S.A., Inc.	256,900	12,082,007
Huntington Bancshares, Inc.	1,644,100	25,532,873
KeyCorp	787,800	16,008,096
Lakeland Financial Corp. (b)	65,000	4,316,650
M&T Bank Corp.	139,300	19,503,393
PacWest Bancorp	345,636	14,706,812
Peoples United Financial, Inc.	576,700	9,475,181
PNC Financial Services Group, Inc.	184,000	35,162,400
Preferred Bank, Los Angeles	137,095	8,759,000
Sierra Bancorp	136,100	3,459,662
Signature Bank	48,090	12,471,180
Trico Bancshares	106,087	4,195,741
Truist Financial Corp.	110,100	6,282,306
UMB Financial Corp.	79,666	7,295,812
Univest Corp. of Pennsylvania	299,300	8,105,044
WesBanco, Inc.	341,900	11,624,600
Wintrust Financial Corp.	157,100	11,757,364
Zions Bancorp NA	206,150	11,936,085
		378,771,316

TOTAL BANKS		520,863,307

Capital Markets - 4.5%
Asset Management & Custody Banks - 4.5%
Bank of New York Mellon Corp.	221,800	12,247,796
State Street Corp.	162,100	15,060,711
		27,308,507
Consumer Finance - 2.4%
Consumer Finance - 2.4%
Capital One Financial Corp.	55,600	9,227,932
OneMain Holdings, Inc.	94,300	5,453,369
		14,681,301
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Phoenix Vega Mezz PLC (a)	330,200	14,036
Thrifts & Mortgage Finance - 7.8%
Thrifts & Mortgage Finance - 7.8%
Essent Group Ltd.	317,629	14,953,973
MGIC Investment Corp.	1,115,400	17,032,158
NMI Holdings, Inc. (a)	334,002	7,538,425
Radian Group, Inc.	345,836	8,172,105
		47,696,661
TOTAL COMMON STOCKS
(Cost $455,294,666)		610,563,812

Money Market Funds - 1.2%
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)
(Cost $7,032,825)	7,032,122	7,032,825
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $462,327,491)		617,596,637
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,558,748)
NET ASSETS - 100%		$611,037,889

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$6,125,655	$77,292,109	$83,417,764	$701	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	21,658,344	14,625,519	232	--	--	7,032,825	0.0%
Total	$6,125,655	$98,950,453	$98,043,283	$933	$--	$--	$7,032,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$610,563,812	$610,563,812	$--	$--
Money Market Funds	7,032,825	7,032,825	--	--
Total Investments in Securities:	$617,596,637	$617,596,637	$--	$--

See accompanying notes which are an integral part of the financial statements.

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,947,829) — See accompanying schedule: Unaffiliated issuers (cost $455,294,666)	$610,563,812
Fidelity Central Funds (cost $7,032,825)	7,032,825
Total Investment in Securities (cost $462,327,491)		$617,596,637
Receivable for investments sold		1,093,651
Receivable for fund shares sold		912,619
Dividends receivable		755,970
Distributions receivable from Fidelity Central Funds		239
Prepaid expenses		4,869
Other receivables		16,715
Total assets		620,380,700
Liabilities
Payable to custodian bank	$431,115
Payable for fund shares redeemed	1,491,032
Accrued management fee	266,618
Other affiliated payables	99,330
Other payables and accrued expenses	21,891
Collateral on securities loaned	7,032,825
Total liabilities		9,342,811
Net Assets		$611,037,889
Net Assets consist of:
Paid in capital		$442,682,042
Total accumulated earnings (loss)		168,355,847
Net Assets		$611,037,889
Net Asset Value, offering price and redemption price per share ($611,037,889 ÷ 20,855,818 shares)		$29.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$8,666,889
Income from Fidelity Central Funds (including $232 from security lending)		933
Total income		8,667,822
Expenses
Management fee	$1,726,926
Transfer agent fees	514,862
Accounting fees	118,883
Custodian fees and expenses	4,558
Independent trustees' fees and expenses	1,148
Registration fees	51,956
Audit	19,208
Legal	801
Miscellaneous	1,488
Total expenses before reductions	2,439,830
Expense reductions	(33,843)
Total expenses after reductions		2,405,987
Net investment income (loss)		6,261,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,909,297
Foreign currency transactions	469
Total net realized gain (loss)		11,909,766
Change in net unrealized appreciation (depreciation) on investment securities		39,810,360
Net gain (loss)		51,720,126
Net increase (decrease) in net assets resulting from operations		$57,981,961

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,261,835	$9,519,334
Net realized gain (loss)	11,909,766	(3,835,314)
Change in net unrealized appreciation (depreciation)	39,810,360	100,101,655
Net increase (decrease) in net assets resulting from operations	57,981,961	105,785,675
Distributions to shareholders	(300,017)	(30,620,603)
Share transactions
Proceeds from sales of shares	269,503,446	280,772,770
Reinvestment of distributions	281,951	29,138,501
Cost of shares redeemed	(254,289,174)	(208,912,791)
Net increase (decrease) in net assets resulting from share transactions	15,496,223	100,998,480
Total increase (decrease) in net assets	73,178,167	176,163,552
Net Assets
Beginning of period	537,859,722	361,696,170
End of period	$611,037,889	$537,859,722
Other Information
Shares
Sold	9,283,930	14,272,458
Issued in reinvestment of distributions	9,807	1,749,438
Redeemed	(8,883,620)	(11,050,997)
Net increase (decrease)	410,117	4,970,899

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Banking Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.31	$23.37	$26.42	$36.82	$33.63	$21.70
Income from Investment Operations
Net investment income (loss)B	.28	.54	.58	.49	.42	.33
Net realized and unrealized gain (loss)	2.72	4.32	(1.96)	(3.62)	3.68	11.85
Total from investment operations	3.00	4.86	(1.38)	(3.13)	4.10	12.18
Distributions from net investment income	(.01)	(.55)	(.53)	(.54)	(.33)	(.25)
Distributions from net realized gain	–	(1.37)	(1.14)	(6.73)	(.58)	–
Total distributions	(.01)	(1.92)	(1.67)	(7.27)	(.91)	(.25)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$29.30	$26.31	$23.37	$26.42	$36.82	$33.63
Total ReturnD,E	11.41%	25.90%	(6.05)%	(6.57)%	12.31%	56.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.79%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.74%H	.79%	.77%	.77%	.77%	.79%
Expenses net of all reductions	.73%H	.79%	.77%	.76%	.77%	.79%
Net investment income (loss)	1.91%H	2.84%	2.21%	1.54%	1.26%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$611,038	$537,860	$361,696	$514,650	$830,245	$1,261,859
Portfolio turnover rateI	36%H	32%	31%	44%	35%	34%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Morgan Stanley	6.8
BlackRock, Inc. Class A	6.3
S&P Global, Inc.	6.0
Charles Schwab Corp.	5.5
Intercontinental Exchange, Inc.	5.1
Ameriprise Financial, Inc.	4.9
LPL Financial	4.9
Bank of New York Mellon Corp.	4.9
MSCI, Inc.	4.6
T. Rowe Price Group, Inc.	4.1
53.1

Top Industries (% of fund's net assets)

As of August 31, 2021
Capital Markets	95.1%
Banks	0.5%
IT Services	0.2%
All Others*	4.2%

* Includes short-term investments and net other assets (liabilities).

Brokerage and Investment Management Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Banks - 0.5%
Diversified Banks - 0.5%
Wells Fargo & Co.	78,300	$3,578,310
Capital Markets - 95.1%
Asset Management & Custody Banks - 41.4%
Affiliated Managers Group, Inc.	14,000	2,381,540
AllianceBernstein Holding LP	27,000	1,413,990
Ameriprise Financial, Inc.	133,500	36,433,485
Apollo Global Management LLC Class A (a)	415,500	24,838,590
Ares Management Corp.	300,500	23,192,590
Artisan Partners Asset Management, Inc.	56,900	2,956,524
Bank of New York Mellon Corp.	651,700	35,986,874
BlackRock, Inc. Class A	49,800	46,975,842
Blue Owl Capital, Inc. Class A (a)	175,000	2,409,750
Bridge Investment Group Holdings, Inc.	110,800	2,106,308
Carlyle Group LP	241,200	11,910,456
Cohen & Steers, Inc.	11,328	993,579
Franklin Resources, Inc.	180,900	5,868,396
Invesco Ltd.	213,500	5,405,820
KKR & Co. LP	345,900	22,237,911
Northern Trust Corp.	87,100	10,323,092
Patria Investments Ltd.	349,972	5,767,539
State Street Corp.	175,500	16,305,705
T. Rowe Price Group, Inc.	136,300	30,513,481
The Blackstone Group LP	150,000	18,859,500
Virtus Investment Partners, Inc.	2,300	719,210
		307,600,182
Financial Exchanges & Data - 28.8%
Cboe Global Markets, Inc.	82,338	10,386,939
CME Group, Inc.	104,000	20,978,880
Coinbase Global, Inc. (a)(b)	5,400	1,398,600
Intercontinental Exchange, Inc.	316,300	37,807,339
MarketAxess Holdings, Inc.	19,400	9,232,848
Moody's Corp.	57,300	21,818,121
MSCI, Inc.	54,000	34,267,320
NASDAQ, Inc.	154,200	30,189,276
Open Lending Corp. (b)	98,900	3,656,333
S&P Global, Inc.	99,900	44,337,618
		214,073,274
Investment Banking & Brokerage - 24.9%
BGC Partners, Inc. Class A	424,600	2,186,690
Charles Schwab Corp.	565,561	41,201,119
Goldman Sachs Group, Inc.	54,900	22,701,699
Interactive Brokers Group, Inc.	21,700	1,402,688
LPL Financial	244,700	36,178,895
Moelis & Co. Class A	66,000	4,088,700
Morgan Stanley	486,716	50,827,750
PJT Partners, Inc. (a)	104,212	8,230,664
Raymond James Financial, Inc.	95,500	13,360,450
Virtu Financial, Inc. Class A (a)	197,900	4,844,592
		185,023,247

TOTAL CAPITAL MARKETS		706,696,703

IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
PayPal Holdings, Inc. (b)	5,100	1,472,166
TOTAL COMMON STOCKS
(Cost $405,615,337)		711,747,179

Money Market Funds - 8.7%
Fidelity Cash Central Fund 0.06% (c)	34,435,430	34,442,317
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	30,053,670	30,056,675
TOTAL MONEY MARKET FUNDS
(Cost $64,498,992)		64,498,992
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $470,114,329)		776,246,171
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(33,359,204)
NET ASSETS - 100%		$742,886,967

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,744,136	$91,607,864	$67,909,683	$5,358	$--	$--	$34,442,317	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	--	48,681,480	18,624,805	20,903	--	--	30,056,675	0.1%
Total	$10,744,136	$140,289,344	$86,534,488	$26,261	$--	$--	$64,498,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$711,747,179	$711,747,179	$--	$--
Money Market Funds	64,498,992	64,498,992	--	--
Total Investments in Securities:	$776,246,171	$776,246,171	$--	$--

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,510,647) — See accompanying schedule: Unaffiliated issuers (cost $405,615,337)	$711,747,179
Fidelity Central Funds (cost $64,498,992)	64,498,992
Total Investment in Securities (cost $470,114,329)		$776,246,171
Cash		82,755
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		5,347,770
Dividends receivable		425,417
Distributions receivable from Fidelity Central Funds		14,406
Prepaid expenses		2,981
Other receivables		61,338
Total assets		782,180,839
Liabilities
Payable for investments purchased	$7,744,278
Payable for fund shares redeemed	1,019,209
Accrued management fee	297,844
Other affiliated payables	96,671
Other payables and accrued expenses	79,195
Collateral on securities loaned	30,056,675
Total liabilities		39,293,872
Net Assets		$742,886,967
Net Assets consist of:
Paid in capital		$433,795,091
Total accumulated earnings (loss)		309,091,876
Net Assets		$742,886,967
Net Asset Value, offering price and redemption price per share ($742,886,967 ÷ 5,831,364 shares)		$127.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$5,167,077
Income from Fidelity Central Funds (including $20,903 from security lending)		26,261
Total income		5,193,338
Expenses
Management fee	$1,463,792
Transfer agent fees	425,600
Accounting fees	104,740
Custodian fees and expenses	2,552
Independent trustees' fees and expenses	929
Registration fees	38,453
Audit	17,374
Legal	188
Miscellaneous	1,150
Total expenses before reductions	2,054,778
Expense reductions	(8,165)
Total expenses after reductions		2,046,613
Net investment income (loss)		3,146,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	722,543
Total net realized gain (loss)		722,543
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	127,390,192
Assets and liabilities in foreign currencies	(623)
Total change in net unrealized appreciation (depreciation)		127,389,569
Net gain (loss)		128,112,112
Net increase (decrease) in net assets resulting from operations		$131,258,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,146,725	$3,819,295
Net realized gain (loss)	722,543	7,728,775
Change in net unrealized appreciation (depreciation)	127,389,569	105,207,119
Net increase (decrease) in net assets resulting from operations	131,258,837	116,755,189
Distributions to shareholders	(4,552,818)	(11,912,054)
Share transactions
Proceeds from sales of shares	237,442,574	84,488,611
Reinvestment of distributions	4,278,844	11,152,814
Cost of shares redeemed	(54,860,634)	(80,252,501)
Net increase (decrease) in net assets resulting from share transactions	186,860,784	15,388,924
Total increase (decrease) in net assets	313,566,803	120,232,059
Net Assets
Beginning of period	429,320,164	309,088,105
End of period	$742,886,967	$429,320,164
Other Information
Shares
Sold	2,013,922	981,489
Issued in reinvestment of distributions	39,295	139,657
Redeemed	(473,067)	(991,927)
Net increase (decrease)	1,580,150	129,219

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$100.99	$74.99	$71.71	$84.47	$71.13	$54.65
Income from Investment Operations
Net investment income (loss)B	.65	.93	1.01	.77	1.15	.89
Net realized and unrealized gain (loss)	26.77	28.01	5.70	(7.60)	17.88	16.44
Total from investment operations	27.42	28.94	6.71	(6.83)	19.03	17.33
Distributions from net investment income	–	(1.06)	(.98)	(.96)	(.82)	(.83)
Distributions from net realized gain	(1.01)	(1.88)	(2.45)	(4.96)	(4.87)	(.01)
Total distributions	(1.01)	(2.94)	(3.43)	(5.93)C	(5.69)	(.85)C
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$127.40	$100.99	$74.99	$71.71	$84.47	$71.13
Total ReturnE,F	27.32%	39.69%	9.28%	(8.04)%	27.51%	31.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.76%	.77%	.78%	.79%	.82%
Expenses net of fee waivers, if any	.74%I	.76%	.77%	.77%	.79%	.82%
Expenses net of all reductions	.73%I	.76%	.77%	.77%	.78%	.80%
Net investment income (loss)	1.13%I	1.14%	1.33%	1.01%	1.49%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$742,887	$429,320	$309,088	$327,128	$461,981	$405,283
Portfolio turnover rateJ	- %I,K	11%	9%	30%	75%	146%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Capital One Financial Corp.	8.4
Ally Financial, Inc.	7.1
Synchrony Financial	6.2
American Express Co.	5.4
Discover Financial Services	4.9
AGNC Investment Corp.	4.4
MasterCard, Inc. Class A	4.2
Visa, Inc. Class A	4.1
MGIC Investment Corp.	4.1
Santander Consumer U.S.A. Holdings, Inc.	3.7
52.5

Top Industries (% of fund's net assets)

As of August 31, 2021
Consumer Finance	49.2%
Thrifts & Mortgage Finance	16.4%
IT Services	13.0%
Mortgage Real Estate Investment Trusts	11.4%
Banks	3.7%
All Others*	6.3%

* Includes short-term investments and net other assets (liabilities).

Consumer Finance Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Banks - 3.7%
Diversified Banks - 0.9%
Wells Fargo & Co.	67,100	$3,066,470
Regional Banks - 2.8%
Huntington Bancshares, Inc.	257,100	3,992,763
Signature Bank	20,000	5,186,600
		9,179,363

TOTAL BANKS		12,245,833

Capital Markets - 0.2%
Financial Exchanges & Data - 0.2%
Open Lending Corp. (a)	21,700	802,249
Consumer Finance - 49.2%
Consumer Finance - 49.2%
Ally Financial, Inc.	444,000	23,487,600
American Express Co.	107,400	17,824,104
Capital One Financial Corp.	167,700	27,833,168
Credit Acceptance Corp. (a)(b)	16,775	9,724,132
Discover Financial Services	128,200	16,437,804
First Cash Financial Services, Inc.	73,911	6,333,434
LendingClub Corp. (a)	105,400	3,273,724
Navient Corp.	378,000	8,773,380
OneMain Holdings, Inc.	162,682	9,407,900
Santander Consumer U.S.A. Holdings, Inc.	297,700	12,423,021
SLM Corp.	415,500	7,790,625
Synchrony Financial	411,710	20,482,573
		163,791,465
Entertainment - 0.2%
Interactive Home Entertainment - 0.2%
Sea Ltd. ADR (a)	2,200	744,304
Insurance - 0.8%
Multi-Line Insurance - 0.8%
Assurant, Inc.	16,300	2,772,793
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
MercadoLibre, Inc. (a)	500	933,725
IT Services - 13.0%
Data Processing & Outsourced Services - 13.0%
Dlocal Ltd.	3,200	204,800
Fidelity National Information Services, Inc.	13,010	1,662,288
Flywire Corp. (a)	8,500	373,235
Global Payments, Inc.	22,669	3,686,886
Marqeta, Inc. Class A	1,200	34,848
MasterCard, Inc. Class A	40,840	14,140,033
MoneyGram International, Inc. (a)	143,100	1,286,469
Nuvei Corp. (a)(c)	23,300	2,959,100
Paya Holdings, Inc. (a)(b)	129,200	1,246,780
PayPal Holdings, Inc. (a)	6,100	1,760,826
Repay Holdings Corp. (a)	60,400	1,389,804
Visa, Inc. Class A	59,836	13,708,428
Worldline SA (a)(c)	9,300	826,538
		43,280,035
Mortgage Real Estate Investment Trusts - 11.4%
Mortgage REITs - 11.4%
AGNC Investment Corp.	903,400	14,734,454
Annaly Capital Management, Inc.	236,815	2,057,922
MFA Financial, Inc.	1,108,500	5,320,800
New Residential Investment Corp.	817,750	8,929,830
Redwood Trust, Inc.	541,700	6,754,999
		37,798,005
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Equifax, Inc.	3,700	1,007,362
Software - 1.9%
Application Software - 1.9%
Black Knight, Inc. (a)	48,400	3,662,428
Blend Labs, Inc.	37,200	602,268
BTRS Holdings, Inc. (a)(b)	41,400	451,674
BTRS Holdings, Inc. (d)	20,000	218,200
Lightspeed Commerce, Inc. (Canada) (a)	13,400	1,487,579
Riskified Ltd. (a)	1,000	32,250
		6,454,399
Thrifts & Mortgage Finance - 16.4%
Thrifts & Mortgage Finance - 16.4%
Essent Group Ltd.	55,400	2,608,232
Meta Financial Group, Inc.	84,800	4,171,312
MGIC Investment Corp.	886,628	13,538,810
Mr. Cooper Group, Inc. (a)	175,000	6,804,000
New York Community Bancorp, Inc.	474,900	5,945,748
NMI Holdings, Inc. (a)	42,400	956,968
Pennymac Financial Services, Inc.	75,300	5,011,215
TFS Financial Corp.	47,700	953,523
Washington Federal, Inc.	224,500	7,475,850
WSFS Financial Corp.	157,700	7,161,157
		54,626,815
TOTAL COMMON STOCKS
(Cost $238,854,465)		324,456,985

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.06% (e)	9,162,558	9,164,390
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	10,832,385	10,833,468
TOTAL MONEY MARKET FUNDS
(Cost $19,997,858)		19,997,858
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $258,852,323)		344,454,843
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(11,168,953)
NET ASSETS - 100%		$333,285,890

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,785,638 or 1.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $218,200 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
BTRS Holdings, Inc.	1/12/21	$200,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$355,405	$55,957,679	$47,148,694	$1,402	$--	$--	$9,164,390	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,320,368	33,176,275	25,663,175	5,517	--	--	10,833,468	0.0%
Total	$3,675,773	$89,133,954	$72,811,869	$6,919	$--	$--	$19,997,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$324,456,985	$324,456,985	$--	$--
Money Market Funds	19,997,858	19,997,858	--	--
Total Investments in Securities:	$344,454,843	$344,454,843	$--	$--
Net unrealized depreciation on unfunded commitments	$(7,670)	$--	$(7,670)	$--

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,614,277) — See accompanying schedule: Unaffiliated issuers (cost $238,854,465)	$324,456,985
Fidelity Central Funds (cost $19,997,858)	19,997,858
Total Investment in Securities (cost $258,852,323)		$344,454,843
Cash		115,871
Receivable for investments sold		131,567
Receivable for fund shares sold		1,579,941
Dividends receivable		224,521
Distributions receivable from Fidelity Central Funds		2,296
Prepaid expenses		965
Other receivables		4,593
Total assets		346,514,597
Liabilities
Payable for investments purchased	$1,386,320
Unrealized depreciation on unfunded commitments	7,670
Payable for fund shares redeemed	772,195
Accrued management fee	138,425
Other affiliated payables	54,171
Other payables and accrued expenses	37,301
Collateral on securities loaned	10,832,625
Total liabilities		13,228,707
Net Assets		$333,285,890
Net Assets consist of:
Paid in capital		$246,760,033
Total accumulated earnings (loss)		86,525,857
Net Assets		$333,285,890
Net Asset Value, offering price and redemption price per share ($333,285,890 ÷ 13,936,428 shares)		$23.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$3,350,786
Income from Fidelity Central Funds (including $5,517 from security lending)		6,919
Total income		3,357,705
Expenses
Management fee	$647,701
Transfer agent fees	228,949
Accounting fees	47,962
Custodian fees and expenses	7,028
Independent trustees' fees and expenses	379
Registration fees	43,578
Audit	17,374
Legal	2,573
Miscellaneous	13,098
Total expenses before reductions	1,008,642
Expense reductions	(8,278)
Total expenses after reductions		1,000,364
Net investment income (loss)		2,357,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	713,038
Foreign currency transactions	(366)
Total net realized gain (loss)		712,672
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	39,679,953
Unfunded commitments	(7,670)
Total change in net unrealized appreciation (depreciation)		39,672,283
Net gain (loss)		40,384,955
Net increase (decrease) in net assets resulting from operations		$42,742,296

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,357,341	$2,680,400
Net realized gain (loss)	712,672	(1,770,483)
Change in net unrealized appreciation (depreciation)	39,672,283	19,426,786
Net increase (decrease) in net assets resulting from operations	42,742,296	20,336,703
Distributions to shareholders	(128,388)	(2,613,470)
Share transactions
Proceeds from sales of shares	219,467,426	60,803,718
Reinvestment of distributions	115,939	2,390,791
Cost of shares redeemed	(73,791,498)	(84,284,960)
Net increase (decrease) in net assets resulting from share transactions	145,791,867	(21,090,451)
Total increase (decrease) in net assets	188,405,775	(3,367,218)
Net Assets
Beginning of period	144,880,115	148,247,333
End of period	$333,285,890	$144,880,115
Other Information
Shares
Sold	9,694,878	4,293,129
Issued in reinvestment of distributions	5,479	153,801
Redeemed	(3,245,413)	(6,098,211)
Net increase (decrease)	6,454,944	(1,651,281)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Finance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.37	$16.23	$15.80	$16.29	$14.02	$10.94
Income from Investment Operations
Net investment income (loss)B	.22	.34C	.39	.24	.20	.21
Net realized and unrealized gain (loss)	4.34	3.14	.35	.43	2.33D	3.38
Total from investment operations	4.56	3.48	.74	.67	2.53	3.59
Distributions from net investment income	(.02)	(.34)	(.31)	(.20)	(.26)	(.23)
Distributions from net realized gain	–	–	(.01)	(.95)	–	(.28)
Total distributions	(.02)	(.34)	(.31)E	(1.16)E	(.26)	(.51)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$23.91	$19.37	$16.23	$15.80	$16.29	$14.02
Total ReturnG,H	23.53%	21.94%	4.54%	4.83%	18.07%D	33.57%
Ratios to Average Net AssetsI,J
Expenses before reductions	.81%K,L	.89%	.86%	.87%	.90%	.94%
Expenses net of fee waivers, if any	.81%K,L	.89%	.86%	.87%	.89%	.94%
Expenses net of all reductions	.81%K,L	.89%	.85%	.86%	.89%	.93%
Net investment income (loss)	1.92%K,L	2.35%C	2.29%	1.57%	1.38%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$333,286	$144,880	$148,247	$102,334	$104,105	$101,823
Portfolio turnover rateM	6%K	25%	20%	32%	81%	44%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.89%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.28 per share. Excluding these litigation proceeds, the total return would have been 16.18%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Proxy expenses are not annualized.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Wells Fargo & Co.	5.2
Morgan Stanley	4.9
Citigroup, Inc.	4.8
Bank of America Corp.	4.5
American Express Co.	4.3
Capital One Financial Corp.	3.6
The Travelers Companies, Inc.	3.4
State Street Corp.	3.2
Bank of New York Mellon Corp.	2.6
PNC Financial Services Group, Inc.	2.6
39.1

Top Industries (% of fund's net assets)

As of August 31, 2021
Banks	35.3%
Insurance	23.1%
Capital Markets	21.8%
Consumer Finance	9.0%
Thrifts & Mortgage Finance	5.0%
All Others*	5.8%

* Includes short-term investments and net other assets (liabilities).

Financial Services Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Banks - 35.3%
Diversified Banks - 17.0%
Bank of America Corp.	941,800	$39,320,150
Citigroup, Inc.	595,200	42,800,832
Piraeus Financial Holdings SA (a)	380,900	643,139
U.S. Bancorp	364,700	20,930,133
Wells Fargo & Co.	1,009,090	46,115,412
		149,809,666
Regional Banks - 18.3%
Ameris Bancorp	77,200	3,801,328
Associated Banc-Corp.	212,100	4,373,502
Bank OZK	181,100	7,684,073
BOK Financial Corp.	59,700	5,256,585
Cadence Bancorp Class A	326,900	7,031,619
East West Bancorp, Inc.	123,300	9,042,822
First Horizon National Corp.	557,500	9,137,425
First Interstate Bancsystem, Inc.	77,400	3,410,244
Great Western Bancorp, Inc.	81,700	2,529,432
Heartland Financial U.S.A., Inc.	99,000	4,655,970
Huntington Bancshares, Inc.	1,358,800	21,102,164
KeyCorp	391,900	7,963,408
M&T Bank Corp.	128,300	17,963,283
PacWest Bancorp	150,900	6,420,795
Peoples United Financial, Inc.	210,900	3,465,087
PNC Financial Services Group, Inc.	117,800	22,511,580
Signature Bank	48,700	12,629,371
WesBanco, Inc.	130,800	4,447,200
Wintrust Financial Corp.	115,900	8,673,956
		162,099,844

TOTAL BANKS		311,909,510

Capital Markets - 21.8%
Asset Management & Custody Banks - 12.2%
Affiliated Managers Group, Inc.	54,500	9,270,995
AllianceBernstein Holding LP	230,173	12,054,160
Bank of New York Mellon Corp.	410,400	22,662,288
Brookfield Asset Management, Inc. Class A (b)	231,600	12,865,380
Carlyle Group LP	236,000	11,653,680
Northern Trust Corp.	38,800	4,598,576
Patria Investments Ltd. (b)	396,800	6,539,264
State Street Corp.	301,800	28,040,238
		107,684,581
Financial Exchanges & Data - 2.0%
Bolsa Mexicana de Valores S.A.B. de CV	2,409,900	4,991,627
Cboe Global Markets, Inc.	98,600	12,438,390
		17,430,017
Investment Banking & Brokerage - 7.6%
Lazard Ltd. Class A	225,200	10,674,480
Morgan Stanley	416,000	43,442,880
Raymond James Financial, Inc.	66,000	9,233,400
Virtu Financial, Inc. Class A (b)	165,700	4,056,336
		67,407,096

TOTAL CAPITAL MARKETS		192,521,694

Consumer Finance - 9.0%
Consumer Finance - 9.0%
American Express Co.	227,700	37,789,092
Capital One Financial Corp.	192,200	31,899,434
OneMain Holdings, Inc.	171,100	9,894,713
		79,583,239
Diversified Financial Services - 1.2%
Multi-Sector Holdings - 1.2%
Cannae Holdings, Inc. (a)	335,390	10,705,649
Other Diversified Financial Services - 0.0%
Phoenix Vega Mezz PLC (a)	380,900	16,191

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,721,840

Insurance - 23.1%
Insurance Brokers - 3.5%
Arthur J. Gallagher & Co.	134,600	19,331,252
Willis Towers Watson PLC	53,769	11,867,894
		31,199,146
Life & Health Insurance - 1.4%
CNO Financial Group, Inc. (b)	254,900	6,234,854
Primerica, Inc.	40,000	6,117,600
		12,352,454
Multi-Line Insurance - 6.6%
American Financial Group, Inc.	98,400	13,573,296
American International Group, Inc.	362,700	19,788,912
Assurant, Inc.	74,000	12,588,140
Hartford Financial Services Group, Inc.	180,200	12,113,044
		58,063,392
Property & Casualty Insurance - 8.4%
Chubb Ltd.	91,800	16,883,856
First American Financial Corp.	114,100	8,047,473
Hiscox Ltd. (a)	627,200	7,922,867
Kemper Corp.	65,600	4,500,160
Old Republic International Corp.	284,700	7,402,200
The Travelers Companies, Inc.	187,500	29,945,625
		74,702,181
Reinsurance - 3.2%
Brookfield Asset Management Reinsurance Partners Ltd. (b)	1,692	103,381
Reinsurance Group of America, Inc.	143,800	16,654,916
RenaissanceRe Holdings Ltd.	72,700	11,394,271
		28,152,568

TOTAL INSURANCE		204,469,741

IT Services - 2.1%
Data Processing & Outsourced Services - 2.1%
Computer Services, Inc.	32,281	1,872,298
Fidelity National Information Services, Inc.	44,100	5,634,657
MasterCard, Inc. Class A	33,400	11,564,082
		19,071,037
Professional Services - 2.1%
Research & Consulting Services - 2.1%
Dun & Bradstreet Holdings, Inc. (a)	495,000	9,073,350
Equifax, Inc.	34,400	9,365,744
		18,439,094
Thrifts & Mortgage Finance - 5.0%
Thrifts & Mortgage Finance - 5.0%
Essent Group Ltd.	315,000	14,830,200
MGIC Investment Corp.	1,044,300	15,946,461
NMI Holdings, Inc. (a)	523,600	11,817,652
Radian Group, Inc.	59,700	1,410,711
		44,005,024
TOTAL COMMON STOCKS
(Cost $641,830,654)		880,721,179

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (c)	2,072,550	2,072,965
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	7,669,883	7,670,650
TOTAL MONEY MARKET FUNDS
(Cost $9,743,615)		9,743,615
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $651,574,269)		890,464,794
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,597,041)
NET ASSETS - 100%		$883,867,753

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,527,615	$112,222,212	$113,676,862	$1,144	$--	$--	$2,072,965	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	71,567,738	63,897,088	1,445	--	--	7,670,650	0.0%
Total	$3,527,615	$183,789,950	$177,573,950	$2,589	$--	$--	$9,743,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$880,721,179	$880,721,179	$--	$--
Money Market Funds	9,743,615	9,743,615	--	--
Total Investments in Securities:	$890,464,794	$890,464,794	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Bermuda	5.1%
Switzerland	1.9%
Canada	1.5%
United Kingdom	1.3%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,348,286) — See accompanying schedule: Unaffiliated issuers (cost $641,830,654)	$880,721,179
Fidelity Central Funds (cost $9,743,615)	9,743,615
Total Investment in Securities (cost $651,574,269)		$890,464,794
Receivable for fund shares sold		1,117,640
Dividends receivable		948,788
Distributions receivable from Fidelity Central Funds		444
Prepaid expenses		7,277
Other receivables		22,839
Total assets		892,561,782
Liabilities
Payable for fund shares redeemed	$485,996
Accrued management fee	383,094
Other affiliated payables	129,085
Other payables and accrued expenses	25,204
Collateral on securities loaned	7,670,650
Total liabilities		8,694,029
Net Assets		$883,867,753
Net Assets consist of:
Paid in capital		$630,589,656
Total accumulated earnings (loss)		253,278,097
Net Assets		$883,867,753
Net Asset Value, offering price and redemption price per share ($883,867,753 ÷ 66,530,513 shares)		$13.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$11,386,825
Income from Fidelity Central Funds (including $1,445 from security lending)		2,589
Total income		11,389,414
Expenses
Management fee	$2,154,097
Transfer agent fees	611,173
Accounting fees	141,250
Custodian fees and expenses	8,059
Independent trustees' fees and expenses	1,375
Registration fees	69,155
Audit	17,662
Legal	1,056
Miscellaneous	2,019
Total expenses before reductions	3,005,846
Expense reductions	(36,360)
Total expenses after reductions		2,969,486
Net investment income (loss)		8,419,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,370,214
Foreign currency transactions	6,128
Total net realized gain (loss)		9,376,342
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	100,360,268
Assets and liabilities in foreign currencies	(538)
Total change in net unrealized appreciation (depreciation)		100,359,730
Net gain (loss)		109,736,072
Net increase (decrease) in net assets resulting from operations		$118,156,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,419,928	$10,290,805
Net realized gain (loss)	9,376,342	(3,240,756)
Change in net unrealized appreciation (depreciation)	100,359,730	109,247,900
Net increase (decrease) in net assets resulting from operations	118,156,000	116,297,949
Distributions to shareholders	(660,280)	(29,274,755)
Share transactions
Proceeds from sales of shares	327,514,676	213,063,603
Reinvestment of distributions	626,158	27,752,133
Cost of shares redeemed	(167,816,503)	(205,127,889)
Net increase (decrease) in net assets resulting from share transactions	160,324,331	35,687,847
Total increase (decrease) in net assets	277,820,051	122,711,041
Net Assets
Beginning of period	606,047,702	483,336,661
End of period	$883,867,753	$606,047,702
Other Information
Shares
Sold	25,876,636	23,964,944
Issued in reinvestment of distributions	50,742	3,577,346
Redeemed	(13,224,719)	(24,643,342)
Net increase (decrease)	12,702,659	2,898,948

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Financial Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$9.49	$9.65	$11.67	$10.31	$7.50
Income from Investment Operations
Net investment income (loss)C	.13	.20	.19	.14	.09	.10
Net realized and unrealized gain (loss)	1.91	2.17	.26	(1.04)	1.76	2.81
Total from investment operations	2.04	2.37	.45	(.90)	1.85	2.91
Distributions from net investment income	(.01)	(.21)	(.16)	(.14)	(.07)	(.10)
Distributions from net realized gain	–	(.39)	(.45)	(.98)	(.42)	–
Total distributions	(.01)	(.60)	(.61)	(1.12)	(.49)	(.10)
Redemption fees added to paid in capitalC	–	–	–	–	–	–D
Net asset value, end of period	$13.29	$11.26	$9.49	$9.65	$11.67	$10.31
Total ReturnE,F	18.13%	27.89%	3.81%	(6.91)%	18.33%	38.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.77%	.77%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.73%I	.77%	.77%	.76%	.77%	.77%
Expenses net of all reductions	.73%I	.77%	.76%	.75%	.76%	.76%
Net investment income (loss)	2.06%I	2.36%	1.81%	1.28%	.87%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$883,868	$606,048	$483,337	$558,429	$1,308,254	$1,019,656
Portfolio turnover rateJ	23%I	63%	61%K	49%K	54%	84%K

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Chubb Ltd.	9.7
Marsh & McLennan Companies, Inc.	9.6
The Travelers Companies, Inc.	8.0
American International Group, Inc.	6.7
Hartford Financial Services Group, Inc.	5.2
Allstate Corp.	5.1
Arthur J. Gallagher & Co.	4.3
MetLife, Inc.	4.2
Progressive Corp.	4.0
Willis Towers Watson PLC	3.9
60.7

Top Industries (% of fund's net assets)

As of August 31, 2021
Insurance	91.4%
Capital Markets	3.9%
Diversified Financial Services	3.5%
Consumer Finance	0.6%
All Others*	0.6%

* Includes short-term investments and net other assets (liabilities).

Insurance Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Capital Markets - 3.9%
Asset Management & Custody Banks - 3.7%
Apollo Global Management LLC Class A	47,144	$2,818,268
Ares Management Corp.	49,314	3,806,055
BlackRock, Inc. Class A	1,300	1,226,277
		7,850,600
Financial Exchanges & Data - 0.2%
Moody's Corp.	1,300	495,001

TOTAL CAPITAL MARKETS		8,345,601

Consumer Finance - 0.6%
Consumer Finance - 0.6%
OneMain Holdings, Inc.	21,800	1,260,694
Diversified Financial Services - 3.5%
Multi-Sector Holdings - 2.9%
Berkshire Hathaway, Inc. Class B (a)	22,000	6,286,940
Other Diversified Financial Services - 0.6%
Voya Financial, Inc.	21,600	1,403,568

TOTAL DIVERSIFIED FINANCIAL SERVICES		7,690,508

Insurance - 91.4%
Insurance Brokers - 23.9%
Aon PLC	27,300	7,831,278
Arthur J. Gallagher & Co.	64,000	9,191,680
Brown & Brown, Inc.	92,500	5,369,625
Marsh & McLennan Companies, Inc.	131,300	20,640,360
Willis Towers Watson PLC	38,628	8,525,972
		51,558,915
Life & Health Insurance - 14.7%
AFLAC, Inc.	33,400	1,893,112
Athene Holding Ltd. (a)	36,300	2,431,011
CNO Financial Group, Inc.	105,600	2,582,976
Globe Life, Inc.	26,200	2,517,034
MetLife, Inc.	147,275	9,131,050
Primerica, Inc.	22,100	3,379,974
Principal Financial Group, Inc.	60,400	4,035,324
Prudential Financial, Inc.	47,989	5,081,075
Prudential PLC (a)	35,800	745,880
		31,797,436
Multi-Line Insurance - 13.8%
American Financial Group, Inc.	200	27,588
American International Group, Inc.	264,050	14,406,568
Assurant, Inc.	16,600	2,823,826
China Pacific Insurance (Group) Co. Ltd. (H Shares)	161,800	455,602
Hartford Financial Services Group, Inc.	166,400	11,185,408
Zurich Insurance Group Ltd.	2,116	928,483
		29,827,475
Property & Casualty Insurance - 35.3%
Allstate Corp.	81,800	11,065,904
Arch Capital Group Ltd. (a)	100,600	4,134,660
Assured Guaranty Ltd.	63,200	3,151,152
Chubb Ltd.	113,905	20,949,407
Cincinnati Financial Corp.	10,800	1,332,720
Fidelity National Financial, Inc.	35,300	1,723,699
First American Financial Corp.	36,500	2,574,345
Loews Corp.	56,000	3,128,720
Markel Corp. (a)	1,820	2,311,855
Mercury General Corp.	200	11,942
Progressive Corp.	89,600	8,632,064
The Travelers Companies, Inc.	107,700	17,200,767
		76,217,235
Reinsurance - 3.7%
Everest Re Group Ltd.	3,300	874,170
Maiden Holdings Ltd. (a)	400	1,252
Reinsurance Group of America, Inc.	60,900	7,053,438
		7,928,860

TOTAL INSURANCE		197,329,921

TOTAL COMMON STOCKS
(Cost $99,647,112)		214,626,724

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.06% (b)
(Cost $1,080,542)	1,080,326	1,080,542
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $100,727,654)		215,707,266
NET OTHER ASSETS (LIABILITIES) - 0.1%		230,965
NET ASSETS - 100%		$215,938,231

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,833,851	$15,421,892	$17,175,201	$293	$--	$--	$1,080,542	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	21,970,276	21,970,276	364	--	--	--	0.0%
Total	$2,833,851	$37,392,168	$39,145,477	$657	$--	$--	$1,080,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$214,626,724	$212,952,361	$1,674,363	$--
Money Market Funds	1,080,542	1,080,542	--	--
Total Investments in Securities:	$215,707,266	$214,032,903	$1,674,363	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.0%
Switzerland	10.1%
Bermuda	4.9%
United Kingdom	4.2%
Ireland	3.6%
Others (Individually Less Than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,647,112)	$214,626,724
Fidelity Central Funds (cost $1,080,542)	1,080,542
Total Investment in Securities (cost $100,727,654)		$215,707,266
Receivable for fund shares sold		268,085
Dividends receivable		401,866
Distributions receivable from Fidelity Central Funds		279
Prepaid expenses		1,814
Other receivables		2,613
Total assets		216,381,923
Liabilities
Payable for fund shares redeemed	$293,073
Accrued management fee	92,337
Transfer agent fee payable	32,115
Other affiliated payables	6,843
Other payables and accrued expenses	19,324
Total liabilities		443,692
Net Assets		$215,938,231
Net Assets consist of:
Paid in capital		$95,864,629
Total accumulated earnings (loss)		120,073,602
Net Assets		$215,938,231
Net Asset Value, offering price and redemption price per share ($215,938,231 ÷ 3,133,043 shares)		$68.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$2,130,560
Income from Fidelity Central Funds (including $364 from security lending)		657
Total income		2,131,217
Expenses
Management fee	$535,260
Transfer agent fees	194,306
Accounting fees	39,629
Custodian fees and expenses	1,404
Independent trustees' fees and expenses	370
Registration fees	16,062
Audit	17,374
Legal	296
Miscellaneous	632
Total expenses before reductions	805,333
Expense reductions	(5,166)
Total expenses after reductions		800,167
Net investment income (loss)		1,331,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,054,325
Foreign currency transactions	6
Total net realized gain (loss)		4,054,331
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,790,950
Assets and liabilities in foreign currencies	(494)
Total change in net unrealized appreciation (depreciation)		27,790,456
Net gain (loss)		31,844,787
Net increase (decrease) in net assets resulting from operations		$33,175,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,331,050	$2,932,917
Net realized gain (loss)	4,054,331	15,506,232
Change in net unrealized appreciation (depreciation)	27,790,456	2,201,218
Net increase (decrease) in net assets resulting from operations	33,175,837	20,640,367
Distributions to shareholders	(9,216,200)	(16,870,459)
Share transactions
Proceeds from sales of shares	24,645,757	34,006,375
Reinvestment of distributions	8,649,758	15,964,972
Cost of shares redeemed	(26,018,062)	(88,579,235)
Net increase (decrease) in net assets resulting from share transactions	7,277,453	(38,607,888)
Total increase (decrease) in net assets	31,237,090	(34,837,980)
Net Assets
Beginning of period	184,701,141	219,539,121
End of period	$215,938,231	$184,701,141
Other Information
Shares
Sold	375,205	655,154
Issued in reinvestment of distributions	137,823	317,057
Redeemed	(399,385)	(1,709,560)
Net increase (decrease)	113,643	(737,349)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Insurance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$61.17	$58.44	$59.27	$78.49	$80.60	$63.15
Income from Investment Operations
Net investment income (loss)B	.43	.88	.87	.98	1.08	.99
Net realized and unrealized gain (loss)	10.39	6.99	2.77	(2.40)	6.76	18.64
Total from investment operations	10.82	7.87	3.64	(1.42)	7.84	19.63
Distributions from net investment income	(.15)	(.94)	(.91)	(1.16)	(.96)	(.89)
Distributions from net realized gain	(2.92)	(4.20)	(3.56)	(16.63)	(8.99)	(1.29)
Total distributions	(3.07)	(5.14)	(4.47)	(17.80)C	(9.95)	(2.18)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$68.92	$61.17	$58.44	$59.27	$78.49	$80.60
Total ReturnE,F	18.18%	15.54%	5.95%	(.29)%	9.62%	31.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.83%	.81%	.82%	.79%	.80%
Expenses net of fee waivers, if any	.79%I	.83%	.81%	.81%	.79%	.79%
Expenses net of all reductions	.79%I	.83%	.80%	.81%	.79%	.79%
Net investment income (loss)	1.31%I	1.68%	1.37%	1.48%	1.30%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$215,938	$184,701	$219,539	$223,081	$341,743	$647,787
Portfolio turnover rateJ	15%I	18%	28%	9%	21%	16%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio, and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

In May 2021, the Board of Trustees approved a change in the name of Consumer Finance Portfolio to FinTech Portfolio effective October 23, 2021.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Brokerage and Investment Management Portfolio	$58,872

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, partnerships, deferred Trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$463,617,787	$160,295,043	$(6,316,193)	$153,978,850
Brokerage and Investment Management Portfolio	470,555,786	308,218,689	(2,528,304)	305,690,385
Consumer Finance Portfolio	260,001,224	91,739,724	(7,286,105)	84,453,619
Financial Services Portfolio	653,496,262	247,750,401	(10,781,869)	236,968,532
Insurance Portfolio	101,095,450	115,037,972	(426,156)	114,611,816

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Banking Portfolio	$(3,598,632)	$(–)	$(3,598,632)
Consumer Finance Portfolio	(1,064,601)	(–)	(1,064,601)
Financial Services Portfolio	(1,726,128)	(–)	(1,726,128)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to February 28, 2021. Loss deferrals were as follows:

Ordinary losses
Brokerage and Investment Management Portfolio	$241,015

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Consumer Finance Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	140,936,757	115,906,834
Brokerage and Investment Management Portfolio	166,693,334	356,105
Consumer Finance Portfolio	147,585,704	7,478,542
Financial Services Portfolio	259,316,641	91,473,535
Insurance Portfolio	16,494,920	15,314,901

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.23%	.53%
Brokerage and Investment Management Portfolio	.30%	.23%	.53%
Consumer Finance Portfolio	.30%	.23%	.53%
Financial Services Portfolio	.30%	.23%	.53%
Insurance Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.16%
Brokerage and Investment Management Portfolio	.15%
Consumer Finance Portfolio	.19%
Financial Services Portfolio	.15%
Insurance Portfolio	.19%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Banking Portfolio	.04
Brokerage and Investment Management Portfolio	.04
Consumer Finance Portfolio	.04
Financial Services Portfolio	.03
Insurance Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$2,011
Brokerage and Investment Management Portfolio	700
Consumer Finance Portfolio	2,293
Financial Services Portfolio	2,732
Insurance Portfolio	66

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Banking Portfolio	13,325,847	2,921,640
Brokerage and Investment Management Portfolio	4,954,865	–
Consumer Finance Portfolio	5,347,299	–
Financial Services Portfolio	15,791,082	3,987,173
Insurance Portfolio	–	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Banking Portfolio	$548
Brokerage and Investment Management Portfolio	435
Consumer Finance Portfolio	171
Financial Services Portfolio	644
Insurance Portfolio	178

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Banking Portfolio	$26	$–	$–
Brokerage and Investment Management Portfolio	$2,250	$–	$–
Consumer Finance Portfolio	$573	$155	$–
Financial Services Portfolio	$155	$–	$–
Insurance Portfolio	$38	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Banking Portfolio	$28,963	$–
Brokerage and Investment Management Portfolio	4,181	7
Consumer Finance Portfolio	6,364	–
Financial Services Portfolio	30,197	–
Insurance Portfolio	3,649	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$4,880
Brokerage and Investment Management Portfolio	3,977
Consumer Finance Portfolio	1,914
Financial Services Portfolio	6,163
Insurance Portfolio	1,517

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Banking Portfolio	.74%
Actual		$1,000.00	$1,114.10	$3.94
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Brokerage and Investment Management Portfolio	.74%
Actual		$1,000.00	$1,273.20	$4.24
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Consumer Finance Portfolio	.81%
Actual		$1,000.00	$1,235.30	$4.56
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Financial Services Portfolio	.73%
Actual		$1,000.00	$1,181.30	$4.01
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Insurance Portfolio	.79%
Actual		$1,000.00	$1,181.80	$4.34
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Banking Portfolio
Brokerage and Investment Management Portfolio
Consumer Finance Portfolio
Financial Services Portfolio
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Brokerage and Investment Management Portfolio in October 2018 and December 2018, for Consumer Finance Portfolio in August 2018 and February 2019, and for Financial Services Portfolio in May 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Banking Portfolio

The Board considered the fund's underperformance for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELFIN-SANN-1021
1.813666.116

Fidelity® Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Industrials Portfolio

Transportation Portfolio

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Air Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Defense and Aerospace Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Industrials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Air Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
United Parcel Service, Inc. Class B	9.9
Air Transport Services Group, Inc.	8.2
Raytheon Technologies Corp.	6.9
Delta Air Lines, Inc.	6.0
Atlas Air Worldwide Holdings, Inc.	4.7
FedEx Corp.	4.6
The Boeing Co.	4.4
Southwest Airlines Co.	4.0
Alaska Air Group, Inc.	3.9
Textron, Inc.	3.6
56.2

Top Industries (% of fund's net assets)

As of August 31, 2021
Aerospace & Defense	34.6%
Air Freight & Logistics	31.9%
Airlines	24.7%
Machinery	2.8%
Road & Rail	1.8%
All Others*	4.2%

* Includes short-term investments and net other assets (liabilities).

Air Transportation Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Aerospace & Defense - 34.6%
Aerospace & Defense - 34.6%
CAE, Inc. (a)	296,400	$8,558,516
Curtiss-Wright Corp.	27,800	3,385,484
Elbit Systems Ltd. (Israel)	15,800	2,297,743
HEICO Corp. Class A	22,200	2,536,128
Heroux-Devtek, Inc. (a)	219,600	3,298,395
Howmet Aerospace, Inc.	347,700	11,039,475
Huntington Ingalls Industries, Inc.	4,900	1,000,433
Moog, Inc. Class A	60,500	4,806,120
Northrop Grumman Corp.	11,400	4,191,780
Raytheon Technologies Corp.	282,200	23,919,272
Spirit AeroSystems Holdings, Inc. Class A	46,600	1,828,584
Teledyne Technologies, Inc. (a)	24,000	11,121,120
Textron, Inc.	172,500	12,535,575
The Boeing Co. (a)	69,310	15,213,545
TransDigm Group, Inc. (a)	18,600	11,298,942
Virgin Galactic Holdings, Inc. (a)(b)	96,900	2,626,959
		119,658,071
Air Freight & Logistics - 31.9%
Air Freight & Logistics - 31.9%
Air Transport Services Group, Inc. (a)(b)	1,033,150	28,297,979
Atlas Air Worldwide Holdings, Inc. (a)(b)	223,700	16,368,129
Cargojet, Inc.	67,200	11,145,405
Expeditors International of Washington, Inc.	18,100	2,255,984
FedEx Corp.	60,500	16,074,245
Hub Group, Inc. Class A (a)	29,500	2,070,900
United Parcel Service, Inc. Class B	175,550	34,342,847
		110,555,489
Airlines - 24.7%
Airlines - 24.7%
Air Canada (a)	436,100	8,472,089
Alaska Air Group, Inc. (a)	234,200	13,429,028
Allegiant Travel Co. (a)	12,300	2,367,012
Canada Jetlines Ltd. (c)	1,250	59
Canada Jetlines Ltd. (c)	1,250	59
Copa Holdings SA Class A (a)	43,300	3,258,325
Delta Air Lines, Inc. (a)	513,102	20,749,845
Global Crossing Airlines Group (a)	5,000	10,502
Hawaiian Holdings, Inc. (a)	300	6,066
Jet2 PLC (a)	43,900	696,507
Mesa Air Group, Inc. (a)	16,700	133,266
SkyWest, Inc. (a)(b)	224,600	10,477,590
Southwest Airlines Co. (a)	276,200	13,749,236
United Airlines Holdings, Inc. (a)	258,200	12,008,882
		85,358,466
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	27,900	1,651,122
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Points International Ltd. (a)	212,300	3,872,352
Machinery - 2.8%
Industrial Machinery - 2.8%
Park-Ohio Holdings Corp. (b)	50,590	1,304,210
RBC Bearings, Inc. (a)	18,000	4,167,360
Woodward, Inc.	34,500	4,172,430
		9,644,000
Professional Services - 0.9%
Research & Consulting Services - 0.9%
CACI International, Inc. Class A (a)	12,600	3,245,004
Road & Rail - 1.8%
Trucking - 1.8%
TFI International, Inc.	55,200	6,243,120
U.S.A. Truck, Inc. (a)	10,400	150,800
		6,393,920
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	49,000	1,947,260
Willis Lease Finance Corp. (a)	6,000	225,900
		2,173,160
TOTAL COMMON STOCKS
(Cost $224,698,743)		342,551,584

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.06% (d)	4,106,456	4,107,277
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	6,785,376	6,786,055
TOTAL MONEY MARKET FUNDS
(Cost $10,893,332)		10,893,332
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $235,592,075)		353,444,916
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(7,234,521)
NET ASSETS - 100%		$346,210,395

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,445,552	$53,409,699	$59,747,974	$1,540	$--	$--	$4,107,277	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	5,701,355	61,112,908	60,028,208	12,580	--	--	6,786,055	0.0%
Total	$16,146,907	$114,522,607	$119,776,182	$14,120	$--	$--	$10,893,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$342,551,584	$342,551,466	$--	$118
Money Market Funds	10,893,332	10,893,332	--	--
Total Investments in Securities:	$353,444,916	$353,444,798	$--	$118

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.7%
Canada	12.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,784,502) — See accompanying schedule: Unaffiliated issuers (cost $224,698,743)	$342,551,584
Fidelity Central Funds (cost $10,893,332)	10,893,332
Total Investment in Securities (cost $235,592,075)		$353,444,916
Receivable for fund shares sold		47,230
Dividends receivable		356,457
Distributions receivable from Fidelity Central Funds		356
Prepaid expenses		2,330
Other receivables		5,950
Total assets		353,857,239
Liabilities
Payable for fund shares redeemed	582,721
Accrued management fee	152,784
Other affiliated payables	69,513
Other payables and accrued expenses	56,476
Collateral on securities loaned	6,785,350
Total liabilities		7,646,844
Net Assets		$346,210,395
Net Assets consist of:
Paid in capital		$240,841,368
Total accumulated earnings (loss)		105,369,027
Net Assets		$346,210,395
Net Asset Value, offering price and redemption price per share ($346,210,395 ÷ 4,966,161 shares)		$69.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$1,010,288
Income from Fidelity Central Funds (including $12,580 from security lending)		14,120
Total income		1,024,408
Expenses
Management fee	$1,006,666
Transfer agent fees	371,654
Accounting fees	74,527
Custodian fees and expenses	5,299
Independent trustees' fees and expenses	712
Registration fees	29,458
Audit	17,392
Legal	153
Miscellaneous	34,514
Total expenses before reductions	1,540,375
Expense reductions	(9,884)
Total expenses after reductions		1,530,491
Net investment income (loss)		(506,083)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,318,154
Foreign currency transactions	(1,051)
Total net realized gain (loss)		12,317,103
Change in net unrealized appreciation (depreciation) on investment securities		6,273,017
Net gain (loss)		18,590,120
Net increase (decrease) in net assets resulting from operations		$18,084,037

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(506,083)	$(495,442)
Net realized gain (loss)	12,317,103	(21,488,851)
Change in net unrealized appreciation (depreciation)	6,273,017	84,474,244
Net increase (decrease) in net assets resulting from operations	18,084,037	62,489,951
Distributions to shareholders	–	(5,293,284)
Share transactions
Proceeds from sales of shares	63,310,036	328,745,456
Reinvestment of distributions	–	5,072,639
Cost of shares redeemed	(96,734,568)	(245,559,011)
Net increase (decrease) in net assets resulting from share transactions	(33,424,532)	88,259,084
Total increase (decrease) in net assets	(15,340,495)	145,455,751
Net Assets
Beginning of period	361,550,890	216,095,139
End of period	$346,210,395	$361,550,890
Other Information
Shares
Sold	896,620	6,518,277
Issued in reinvestment of distributions	–	121,734
Redeemed	(1,377,022)	(4,752,310)
Net increase (decrease)	(480,402)	1,887,701

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Air Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$66.38	$60.72	$76.52	$82.64	$76.04	$60.60
Income from Investment Operations
Net investment income (loss)B	(.09)	(.10)	.90C	.54	.48D	.32
Net realized and unrealized gain (loss)	3.42	7.07	(10.09)	1.73	13.85	15.61
Total from investment operations	3.33	6.97	(9.19)	2.27	14.33	15.93
Distributions from net investment income	–	(.32)	(.70)	(.48)	(.38)	(.25)
Distributions from net realized gain	–	(1.00)	(5.92)	(7.91)	(7.36)	(.24)
Total distributions	–	(1.31)E	(6.61)E	(8.39)	(7.73)E	(.49)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$69.71	$66.38	$60.72	$76.52	$82.64	$76.04
Total ReturnG,H	5.02%	12.76%	(13.48)%	3.79%	19.07%	26.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	.80%K,L	.85%	.81%	.81%	.82%	.85%
Expenses net of fee waivers, if any	.79%K,L	.84%	.81%	.81%	.82%	.85%
Expenses net of all reductions	.79%K,L	.83%	.81%	.81%	.82%	.84%
Net investment income (loss)	(.26)%K,L	(.18)%	1.19%C	.70%	.59%D	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$346,210	$361,551	$216,095	$306,863	$382,530	$394,143
Portfolio turnover rateM	22%K	93%	95%	32%	86%	106%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.54 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .31%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Proxy expenses are not annualized.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
The Boeing Co.	22.2
Northrop Grumman Corp.	12.2
Raytheon Technologies Corp.	6.7
Huntington Ingalls Industries, Inc.	5.0
TransDigm Group, Inc.	4.9
HEICO Corp. Class A	4.8
BWX Technologies, Inc.	4.7
Kratos Defense & Security Solutions, Inc.	4.5
Teledyne Technologies, Inc.	4.5
Woodward, Inc.	3.7
73.2

Top Industries (% of fund's net assets)

As of August 31, 2021
Aerospace & Defense	89.5%
Machinery	4.8%
Professional Services	3.6%
Trading Companies & Distributors	1.1%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

Defense and Aerospace Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Aerospace & Defense - 89.5%
Aerospace & Defense - 89.5%
AerSale Corp. (a)(b)	400,000	$5,412,000
Airbus Group NV (a)	325,000	44,458,744
Axon Enterprise, Inc. (a)	50,000	9,093,500
BWX Technologies, Inc.	1,325,000	76,094,750
Curtiss-Wright Corp.	57,821	7,041,441
Elbit Systems Ltd. (b)	200,000	29,022,000
General Dynamics Corp.	40,000	8,012,400
HEICO Corp. Class A	680,000	77,683,200
Howmet Aerospace, Inc.	1,900,000	60,325,000
Huntington Ingalls Industries, Inc.	400,000	81,668,000
Kratos Defense & Security Solutions, Inc. (a)	3,000,000	74,160,000
Lockheed Martin Corp.	150,000	53,970,000
Maxar Technologies, Inc. (b)	900,000	28,611,000
Moog, Inc. Class A	275,000	21,846,000
Northrop Grumman Corp.	540,000	198,558,000
Parsons Corp. (a)(b)	150,000	5,314,500
Raytheon Technologies Corp.	1,300,000	110,188,000
Teledyne Technologies, Inc. (a)	160,000	74,140,800
The Boeing Co. (a)	1,650,000	362,175,001
TransDigm Group, Inc. (a)	132,500	80,489,775
Triumph Group, Inc. (a)	1,250,000	23,075,000
Vectrus, Inc. (a)	425,000	21,381,750
Virgin Galactic Holdings, Inc. (a)(b)	350,000	9,488,500
		1,462,209,361
Machinery - 4.8%
Industrial Machinery - 4.8%
RBC Bearings, Inc. (a)	75,000	17,364,000
Woodward, Inc.	500,000	60,470,000
		77,834,000
Professional Services - 3.6%
Research & Consulting Services - 3.6%
Booz Allen Hamilton Holding Corp. Class A	50,000	4,095,500
CACI International, Inc. Class A (a)	175,000	45,069,500
KBR, Inc.	250,000	9,735,000
		58,900,000
Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	200,000	10,786,000
Air Lease Corp. Class A	200,000	7,948,000
		18,734,000
TOTAL COMMON STOCKS
(Cost $1,037,710,891)		1,617,677,361

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.06% (c)	5,108,338	5,109,360
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	10,196,643	10,197,663
TOTAL MONEY MARKET FUNDS
(Cost $15,307,023)		15,307,023
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,053,017,914)		1,632,984,384
NET OTHER ASSETS (LIABILITIES) - 0.1%		818,738
NET ASSETS - 100%		$1,633,803,122

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$6,176,790	$95,479,033	$96,546,463	$481	$--	$--	$5,109,360	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	12,101,306	129,998,712	131,902,355	198,585	--	--	10,197,663	0.0%
Total	$18,278,096	$225,477,745	$228,448,818	$199,066	$--	$--	$15,307,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,617,677,361	$1,573,218,617	$44,458,744	$--
Money Market Funds	15,307,023	15,307,023	--	--
Total Investments in Securities:	$1,632,984,384	$1,588,525,640	$44,458,744	$--

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,918,126) — See accompanying schedule: Unaffiliated issuers (cost $1,037,710,891)	$1,617,677,361
Fidelity Central Funds (cost $15,307,023)	15,307,023
Total Investment in Securities (cost $1,053,017,914)		$1,632,984,384
Receivable for investments sold		16,623,640
Receivable for fund shares sold		181,990
Dividends receivable		2,704,050
Distributions receivable from Fidelity Central Funds		4,578
Prepaid expenses		15,949
Other receivables		167,079
Total assets		1,652,681,670
Liabilities
Payable for investments purchased	$5,216,222
Payable for fund shares redeemed	2,292,680
Accrued management fee	722,209
Other affiliated payables	291,831
Other payables and accrued expenses	157,802
Collateral on securities loaned	10,197,804
Total liabilities		18,878,548
Net Assets		$1,633,803,122
Net Assets consist of:
Paid in capital		$959,885,871
Total accumulated earnings (loss)		673,917,251
Net Assets		$1,633,803,122
Net Asset Value, offering price and redemption price per share ($1,633,803,122 ÷ 91,958,522 shares)		$17.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$6,417,522
Income from Fidelity Central Funds (including $198,585 from security lending)		199,066
Total income		6,616,588
Expenses
Management fee	$4,552,044
Transfer agent fees	1,537,147
Accounting fees	266,748
Custodian fees and expenses	7,636
Independent trustees' fees and expenses	3,287
Registration fees	25,206
Audit	17,462
Legal	719
Interest	291
Miscellaneous	7,638
Total expenses before reductions	6,418,178
Expense reductions	(60,667)
Total expenses after reductions		6,357,511
Net investment income (loss)		259,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,816,312
Foreign currency transactions	1,398
Total net realized gain (loss)		203,817,710
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(53,849,649)
Assets and liabilities in foreign currencies	(2,541)
Total change in net unrealized appreciation (depreciation)		(53,852,190)
Net gain (loss)		149,965,520
Net increase (decrease) in net assets resulting from operations		$150,224,597

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$259,077	$(5,434,899)
Net realized gain (loss)	203,817,710	(89,410,294)
Change in net unrealized appreciation (depreciation)	(53,852,190)	(50,492,112)
Net increase (decrease) in net assets resulting from operations	150,224,597	(145,337,305)
Distributions to shareholders	–	(52,505,082)
Share transactions
Proceeds from sales of shares	55,605,540	299,665,979
Reinvestment of distributions	–	49,624,011
Cost of shares redeemed	(210,220,612)	(1,242,213,028)
Net increase (decrease) in net assets resulting from share transactions	(154,615,072)	(892,923,038)
Total increase (decrease) in net assets	(4,390,475)	(1,090,765,425)
Net Assets
Beginning of period	1,638,193,597	2,728,959,022
End of period	$1,633,803,122	$1,638,193,597
Other Information
Shares
Sold	3,092,973	21,539,155
Issued in reinvestment of distributions	–	3,901,259
Redeemed	(11,742,811)	(89,147,504)
Net increase (decrease)	(8,649,838)	(63,707,090)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$16.61	$17.27	$18.45	$13.83	$10.81
Income from Investment Operations
Net investment income (loss)C	–D	(.04)	.27E	.11	.09F	.13G
Net realized and unrealized gain (loss)	1.49	.06H	(.45)	.33	5.14	3.52
Total from investment operations	1.49	.02	(.18)	.44	5.23	3.65
Distributions from net investment income	–	(.05)	(.22)	(.10)	(.07)	(.12)
Distributions from net realized gain	–	(.30)	(.26)	(1.52)	(.54)	(.51)
Total distributions	–	(.35)	(.48)	(1.62)	(.61)	(.63)
Redemption fees added to paid in capitalC	–	–	–	–	–	–D
Net asset value, end of period	$17.77	$16.28	$16.61	$17.27	$18.45	$13.83
Total ReturnI,J	9.15%	.69%	(1.32)%	3.57%	38.46%	34.36%
Ratios to Average Net AssetsK,L
Expenses before reductions	.74%M	.77%	.75%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.74%M	.77%	.74%	.75%	.76%	.79%
Expenses net of all reductions	.73%M	.76%	.74%	.75%	.76%	.79%
Net investment income (loss)	.03%M	(.29)%	1.49%E	.66%	.58%F	1.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,633,803	$1,638,194	$2,728,959	$2,795,259	$3,073,789	$1,601,468
Portfolio turnover rateN	41%M	30%	40%	44%	32%	24%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.

 G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

 H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Roper Technologies, Inc.	8.6
Ingersoll Rand, Inc.	5.4
AMETEK, Inc.	5.1
Honeywell International, Inc.	4.7
Fortive Corp.	4.3
Teledyne Technologies, Inc.	3.9
The Boeing Co.	3.8
XPO Logistics, Inc.	3.7
Johnson Controls International PLC	3.5
General Electric Co.	3.2
46.2

Top Industries (% of fund's net assets)

As of August 31, 2021
Machinery	19.7%
Industrial Conglomerates	16.5%
Aerospace & Defense	15.0%
Road & Rail	12.2%
Electrical Equipment	12.2%
All Others*	24.4%

* Includes short-term investments and net other assets (liabilities).

Industrials Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Aerospace & Defense - 15.0%
Aerospace & Defense - 15.0%
Airbus Group NV (a)	25,400	$3,474,622
Axon Enterprise, Inc. (a)	6,200	1,127,594
General Dynamics Corp.	11,500	2,303,565
HEICO Corp. Class A	13,500	1,542,240
Howmet Aerospace, Inc.	346,400	10,998,200
Raytheon Technologies Corp.	39,000	3,305,640
Teledyne Technologies, Inc. (a)	34,700	16,079,286
The Boeing Co. (a)	72,160	15,839,120
TransDigm Group, Inc. (a)	11,437	6,947,634
Triumph Group, Inc. (a)	10,322	190,544
		61,808,445
Air Freight & Logistics - 0.7%
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (a)	19,240	1,573,640
United Parcel Service, Inc. Class B	5,900	1,154,217
		2,727,857
Building Products - 5.8%
Building Products - 5.8%
Advanced Drain Systems, Inc.	6,500	741,975
Allegion PLC	3,600	518,364
Johnson Controls International PLC	193,600	14,481,280
Trane Technologies PLC	41,365	8,210,953
		23,952,572
Commercial Services & Supplies - 5.1%
Diversified Support Services - 2.5%
Copart, Inc. (a)	72,400	10,448,768
Environmental & Facility Services - 2.6%
GFL Environmental, Inc.	90,000	3,167,100
Waste Connections, Inc. (United States)	56,800	7,339,128
		10,506,228

TOTAL COMMERCIAL SERVICES & SUPPLIES		20,954,996

Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
AECOM (a)	9,300	609,708
Electrical Equipment - 12.2%
Electrical Components & Equipment - 12.2%
Acuity Brands, Inc.	49,116	9,063,375
AMETEK, Inc.	153,820	20,914,905
Generac Holdings, Inc. (a)	16,600	7,253,868
nVent Electric PLC	243,700	8,373,532
Regal Beloit Corp.	11,913	1,780,040
Vertiv Holdings Co.	107,400	3,025,458
		50,411,178
Industrial Conglomerates - 16.5%
Industrial Conglomerates - 16.5%
General Electric Co.	127,787	13,470,028
Honeywell International, Inc.	83,598	19,387,212
Roper Technologies, Inc.	73,504	35,523,014
		68,380,254
Machinery - 19.7%
Industrial Machinery - 19.7%
Chart Industries, Inc. (a)	3,500	659,330
Crane Co.	82,700	8,416,379
Dover Corp.	32,000	5,579,520
Evoqua Water Technologies Corp. (a)(b)	104,900	4,082,708
Fortive Corp.	241,900	17,869,153
IDEX Corp.	20,500	4,592,000
Ingersoll Rand, Inc. (a)	422,800	22,416,856
ITT, Inc.	33,745	3,228,384
Middleby Corp. (a)	22,500	4,116,150
Otis Worldwide Corp.	45,000	4,149,900
Pentair PLC	26,400	2,037,024
Rexnord Corp. (b)	68,500	4,162,060
		81,309,464
Professional Services - 6.2%
Human Resource & Employment Services - 3.0%
TriNet Group, Inc. (a)	136,781	12,594,794
Research & Consulting Services - 3.2%
Clarivate Analytics PLC (a)(b)	145,700	3,670,183
CoStar Group, Inc. (a)	111,000	9,406,140
		13,076,323

TOTAL PROFESSIONAL SERVICES		25,671,117

Road & Rail - 12.2%
Railroads - 3.9%
CSX Corp.	224,400	7,299,732
Norfolk Southern Corp.	13,609	3,450,426
Union Pacific Corp.	25,221	5,468,922
		16,219,080
Trucking - 8.3%
J.B. Hunt Transport Services, Inc.	17,600	3,122,240
Old Dominion Freight Lines, Inc.	43,923	12,681,449
Saia, Inc. (a)	12,700	3,049,651
XPO Logistics, Inc. (a)	176,640	15,351,782
		34,205,122

TOTAL ROAD & RAIL		50,424,202

Software - 1.1%
Application Software - 1.1%
Descartes Systems Group, Inc. (a)	56,200	4,406,080
Trading Companies & Distributors - 5.0%
Trading Companies & Distributors - 5.0%
Herc Holdings, Inc. (a)(b)	81,004	10,647,976
United Rentals, Inc. (a)	28,700	10,121,055
		20,769,031
TOTAL COMMON STOCKS
(Cost $315,742,640)		411,424,904

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.06% (c)	1,643,091	1,643,420
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	7,134,012	7,134,725
TOTAL MONEY MARKET FUNDS
(Cost $8,778,145)		8,778,145
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $324,520,785)		420,203,049
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,141,624)
NET ASSETS - 100%		$413,061,425

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$915	$164,429,661	$162,787,156	$853	$--	$--	$1,643,420	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,412,646	42,106,708	39,384,629	580	--	--	7,134,725	0.0%
Total	$4,413,561	$206,536,369	$202,171,785	$1,433	$--	$--	$8,778,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$411,424,904	$407,950,282	$3,474,622	$--
Money Market Funds	8,778,145	8,778,145	--	--
Total Investments in Securities:	$420,203,049	$416,728,427	$3,474,622	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
Ireland	8.1%
Canada	3.7%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,940,023) — See accompanying schedule: Unaffiliated issuers (cost $315,742,640)	$411,424,904
Fidelity Central Funds (cost $8,778,145)	8,778,145
Total Investment in Securities (cost $324,520,785)		$420,203,049
Receivable for investments sold		1,534,906
Receivable for fund shares sold		447,958
Dividends receivable		241,835
Distributions receivable from Fidelity Central Funds		225
Prepaid expenses		5,395
Other receivables		186,427
Total assets		422,619,795
Liabilities
Payable for investments purchased	$1,306,526
Payable for fund shares redeemed	717,812
Accrued management fee	179,952
Other affiliated payables	69,173
Other payables and accrued expenses	150,182
Collateral on securities loaned	7,134,725
Total liabilities		9,558,370
Net Assets		$413,061,425
Net Assets consist of:
Paid in capital		$252,855,347
Total accumulated earnings (loss)		160,206,078
Net Assets		$413,061,425
Net Asset Value, offering price and redemption price per share ($413,061,425 ÷ 10,761,021 shares)		$38.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$1,499,565
Income from Fidelity Central Funds (including $580 from security lending)		1,433
Total income		1,500,998
Expenses
Management fee	$1,315,317
Transfer agent fees	394,210
Accounting fees	95,364
Custodian fees and expenses	11,564
Independent trustees' fees and expenses	1,016
Registration fees	21,875
Audit	17,087
Legal	672
Interest	1,176
Miscellaneous	1,798
Total expenses before reductions	1,860,079
Expense reductions	(109,417)
Total expenses after reductions		1,750,662
Net investment income (loss)		(249,664)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,881,313
Foreign currency transactions	(3,119)
Total net realized gain (loss)		70,878,194
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,907,530)
Assets and liabilities in foreign currencies	(157)
Total change in net unrealized appreciation (depreciation)		(2,907,687)
Net gain (loss)		67,970,507
Net increase (decrease) in net assets resulting from operations		$67,720,843

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(249,664)	$(234,474)
Net realized gain (loss)	70,878,194	58,530,818
Change in net unrealized appreciation (depreciation)	(2,907,687)	32,495,500
Net increase (decrease) in net assets resulting from operations	67,720,843	90,791,844
Distributions to shareholders	(55,857,799)	(17,106,826)
Share transactions
Proceeds from sales of shares	74,733,600	130,225,348
Reinvestment of distributions	52,860,462	16,136,117
Cost of shares redeemed	(290,604,545)	(184,860,626)
Net increase (decrease) in net assets resulting from share transactions	(163,010,483)	(38,499,161)
Total increase (decrease) in net assets	(151,147,439)	35,185,857
Net Assets
Beginning of period	564,208,864	529,023,007
End of period	$413,061,425	$564,208,864
Other Information
Shares
Sold	1,977,932	3,871,976
Issued in reinvestment of distributions	1,438,771	620,923
Redeemed	(7,835,550)	(5,894,475)
Net increase (decrease)	(4,418,847)	(1,401,576)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Industrials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$37.17	$31.90	$33.84	$36.96	$33.72	$28.10
Income from Investment Operations
Net investment income (loss)B	(.02)	(.02)	.28C	.32	.21	.26
Net realized and unrealized gain (loss)	4.83	6.38	(.76)	(.70)	4.95	6.76
Total from investment operations	4.81	6.36	(.48)	(.38)	5.16	7.02
Distributions from net investment income	–	(.07)D	(.24)	(.25)	(.22)	(.19)
Distributions from net realized gain	(3.60)	(1.02)D	(1.23)	(2.49)	(1.71)	(1.21)
Total distributions	(3.60)	(1.09)	(1.46)E	(2.74)	(1.92)E	(1.40)
Redemption fees added to paid in capitalB	–	–	–	–	–	–F
Net asset value, end of period	$38.38	$37.17	$31.90	$33.84	$36.96	$33.72
Total ReturnG,H	13.36%	21.41%	(1.82)%	(.45)%	15.73%	25.18%
Ratios to Average Net AssetsI,J
Expenses before reductions	.74%K	.76%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.74%K	.76%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.70%K	.74%	.75%	.75%	.77%	.77%
Net investment income (loss)	(.10)%K	(.05)%	.81%C	.92%	.60%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$413,061	$564,209	$529,023	$632,470	$1,076,950	$1,006,420
Portfolio turnover rateL	178%K	272%	143%M	88%M	64%N	62%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
United Parcel Service, Inc. Class B	15.2
Union Pacific Corp.	13.9
Air Transport Services Group, Inc.	7.5
CSX Corp.	6.3
FedEx Corp.	4.5
Kansas City Southern	3.3
Expeditors International of Washington, Inc.	3.3
Eagle Bulk Shipping, Inc.	3.2
Uber Technologies, Inc.	3.0
Genco Shipping & Trading Ltd.	2.8
63.0

Top Industries (% of fund's net assets)

As of August 31, 2021
Road & Rail	41.6%
Air Freight & Logistics	38.1%
Marine	10.4%
Airlines	5.2%
Internet & Direct Marketing Retail	1.1%
All Others*	3.6%

* Includes short-term investments and net other assets (liabilities).

Transportation Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Aerospace & Defense - 0.6%
Aerospace & Defense - 0.6%
Curtiss-Wright Corp.	6,800	$828,104
Northrop Grumman Corp.	3,600	1,323,720
		2,151,824
Air Freight & Logistics - 38.1%
Air Freight & Logistics - 38.1%
Air Transport Services Group, Inc. (a)	1,073,912	29,414,450
Atlas Air Worldwide Holdings, Inc. (a)	79,300	5,802,381
C.H. Robinson Worldwide, Inc.	95,096	8,564,346
Echo Global Logistics, Inc. (a)	85,000	2,794,800
Expeditors International of Washington, Inc.	103,438	12,892,512
FedEx Corp.	67,241	17,865,261
Forward Air Corp.	20,300	1,789,851
GXO Logistics, Inc. (a)	55,922	4,573,860
Hub Group, Inc. Class A (a)(b)	82,849	5,816,000
United Parcel Service, Inc. Class B	305,823	59,828,155
		149,341,616
Airlines - 5.2%
Airlines - 5.2%
Alaska Air Group, Inc. (a)	27,200	1,559,648
Copa Holdings SA Class A (a)(b)	24,600	1,851,150
Delta Air Lines, Inc. (a)	153,859	6,222,058
Frontier Group Holdings, Inc. (a)	180,800	2,771,664
SkyWest, Inc. (a)	90,500	4,221,825
United Airlines Holdings, Inc. (a)	79,979	3,719,823
		20,346,168
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	30,200	1,787,236
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Points International Ltd. (a)	237,763	4,336,797
Marine - 10.4%
Marine - 10.4%
2020 Bulkers Ltd.	45,200	707,042
Diana Shipping, Inc. (a)	819,700	4,073,909
Eagle Bulk Shipping, Inc. (a)(b)	256,000	12,643,840
Genco Shipping & Trading Ltd.	572,536	11,158,727
Golden Ocean Group Ltd.	356,800	4,096,064
Kirby Corp. (a)	24,400	1,307,596
Matson, Inc. (b)	25,195	1,994,688
Star Bulk Carriers Corp.	185,700	4,284,099
ZIM Integrated Shipping Services Ltd. (b)	15,000	724,500
		40,990,465
Professional Services - 0.3%
Research & Consulting Services - 0.3%
CACI International, Inc. Class A (a)	4,900	1,261,946
Road & Rail - 41.6%
Railroads - 26.2%
CSX Corp.	754,184	24,533,606
Kansas City Southern	46,200	12,966,954
Norfolk Southern Corp.	42,427	10,756,942
Union Pacific Corp.	251,010	54,429,008
		102,686,510
Trucking - 15.4%
AMERCO	5,469	3,615,829
ArcBest Corp.	21,500	1,434,695
Covenant Transport Group, Inc. Class A (a)	58,174	1,417,119
J.B. Hunt Transport Services, Inc.	37,811	6,707,671
Knight-Swift Transportation Holdings, Inc. Class A	107,200	5,566,896
Ryder System, Inc.	87,707	6,971,829
Schneider National, Inc. Class B	19,200	432,768
TFI International, Inc.	58,300	6,593,730
TFI International, Inc. (Canada)	66,800	7,547,529
U.S. Xpress Enterprises, Inc. (a)(b)	85,000	742,900
U.S.A. Truck, Inc. (a)(b)	53,300	772,850
Uber Technologies, Inc. (a)	301,858	11,814,722
Universal Logistics Holdings, Inc.	45,600	997,272
Werner Enterprises, Inc.	26,383	1,244,222
XPO Logistics, Inc. (a)	55,322	4,808,035
		60,668,067

TOTAL ROAD & RAIL		163,354,577

Transportation Infrastructure - 0.9%
Airport Services - 0.9%
Macquarie Infrastructure Co. LLC (a)	92,900	3,702,065
TOTAL COMMON STOCKS
(Cost $205,540,009)		387,272,694

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.06% (c)	4,763,150	4,764,103
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	9,459,769	9,460,715
TOTAL MONEY MARKET FUNDS
(Cost $14,224,818)		14,224,818
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $219,764,827)		401,497,512
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(9,100,957)
NET ASSETS - 100%		$392,396,555

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$7,057,985	$80,061,697	$82,355,579	$1,744	$--	$--	$4,764,103	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,190,125	69,752,717	61,482,127	5,148	--	--	9,460,715	0.0%
Total	$8,248,110	$149,814,414	$143,837,706	$6,892	$--	$--	$14,224,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$387,272,694	$387,272,694	$--	$--
Money Market Funds	14,224,818	14,224,818	--	--
Total Investments in Securities:	$401,497,512	$401,497,512	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Marshall Islands	8.1%
Canada	4.7%
Bermuda	1.1%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,132,895) — See accompanying schedule: Unaffiliated issuers (cost $205,540,009)	$387,272,694
Fidelity Central Funds (cost $14,224,818)	14,224,818
Total Investment in Securities (cost $219,764,827)		$401,497,512
Receivable for investments sold		1,667,801
Receivable for fund shares sold		145,624
Dividends receivable		886,641
Distributions receivable from Fidelity Central Funds		2,849
Prepaid expenses		2,945
Other receivables		7,699
Total assets		404,211,071
Liabilities
Payable for investments purchased	$1,615,576
Payable for fund shares redeemed	469,996
Accrued management fee	171,395
Other affiliated payables	73,478
Other payables and accrued expenses	23,356
Collateral on securities loaned	9,460,715
Total liabilities		11,814,516
Net Assets		$392,396,555
Net Assets consist of:
Paid in capital		$185,387,077
Total accumulated earnings (loss)		207,009,478
Net Assets		$392,396,555
Net Asset Value, offering price and redemption price per share ($392,396,555 ÷ 3,577,202 shares)		$109.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$2,462,924
Income from Fidelity Central Funds (including $5,148 from security lending)		6,892
Total income		2,469,816
Expenses
Management fee	$1,047,697
Transfer agent fees	361,657
Accounting fees	77,569
Custodian fees and expenses	6,296
Independent trustees' fees and expenses	717
Registration fees	26,985
Audit	25,233
Legal	149
Interest	193
Miscellaneous	1,029
Total expenses before reductions	1,547,525
Expense reductions	(14,298)
Total expenses after reductions		1,533,227
Net investment income (loss)		936,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,074,357
Foreign currency transactions	2,209
Total net realized gain (loss)		25,076,566
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21,240,136
Assets and liabilities in foreign currencies	(62)
Total change in net unrealized appreciation (depreciation)		21,240,074
Net gain (loss)		46,316,640
Net increase (decrease) in net assets resulting from operations		$47,253,229

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$936,589	$3,883,427
Net realized gain (loss)	25,076,566	10,993,185
Change in net unrealized appreciation (depreciation)	21,240,074	72,710,640
Net increase (decrease) in net assets resulting from operations	47,253,229	87,587,252
Distributions to shareholders	(11,070,172)	(27,097,439)
Share transactions
Proceeds from sales of shares	85,831,010	67,825,627
Reinvestment of distributions	10,505,950	25,610,516
Cost of shares redeemed	(75,903,057)	(128,587,302)
Net increase (decrease) in net assets resulting from share transactions	20,433,903	(35,151,159)
Total increase (decrease) in net assets	56,616,960	25,338,654
Net Assets
Beginning of period	335,779,595	310,440,941
End of period	$392,396,555	$335,779,595
Other Information
Shares
Sold	791,658	836,595
Issued in reinvestment of distributions	99,535	390,206
Redeemed	(706,901)	(1,614,325)
Net increase (decrease)	184,292	(387,524)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$98.97	$82.12	$95.41	$99.07	$92.98	$73.25
Income from Investment Operations
Net investment income (loss)B	.25	1.06C	.93	.85	.78	.63
Net realized and unrealized gain (loss)	13.58	23.43	(10.43)	5.05	10.83	20.86
Total from investment operations	13.83	24.49	(9.50)	5.90	11.61	21.49
Distributions from net investment income	(.50)	(.76)	(1.10)	(.78)	(.67)	(.38)
Distributions from net realized gain	(2.61)	(6.88)	(2.70)	(8.78)	(4.85)	(1.39)
Total distributions	(3.11)	(7.64)	(3.79)D	(9.56)	(5.52)	(1.77)
Redemption fees added to paid in capitalB	–	–	–	–	–E	.01
Net asset value, end of period	$109.69	$98.97	$82.12	$95.41	$99.07	$92.98
Total ReturnF,G	14.10%	34.62%	(10.49)%	6.85%	12.48%	29.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.79%	.79%	.80%	.83%
Expenses net of fee waivers, if any	.78%J	.80%	.79%	.79%	.80%	.83%
Expenses net of all reductions	.77%J	.80%	.79%	.78%	.80%	.82%
Net investment income (loss)	.47%J	1.29%C	1.00%	.87%	.80%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$392,397	$335,780	$310,441	$451,192	$512,155	$643,067
Portfolio turnover rateK	58%J	52%	78%	58%	47%	104%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective June 7, 2021 Air Transportation Portfolio is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Defense and Aerospace Portfolio	133,787
Industrials Portfolio	124,164

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Air Transportation Portfolio	$239,648,737	$120,634,969	$(6,838,790)	$113,796,179
Defense and Aerospace Portfolio	1,053,746,427	603,757,682	(24,519,725)	579,237,957
Industrials Portfolio	325,655,802	96,673,355	(2,126,108)	94,547,247
Transportation Portfolio	220,668,205	186,678,905	(5,849,598)	180,829,307

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Air Transportation Portfolio	$(6,467,342)	$(11,160,763)	$(17,628,105)
Defense and Aerospace Portfolio	(101,572,404)	(1,768,918)	(103,341,322)
Environment and Alternative Energy Portfolio	(3,214,228)	(–)	(3,214,228)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to February 28, 2021. Loss deferrals were as follows:

Ordinary losses
Air Transportation Portfolio	$477,992

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	41,848,806	68,473,917
Defense and Aerospace Portfolio	348,596,474	497,264,107
Industrials Portfolio	438,322,675	660,696,061
Transportation Portfolio	124,835,944	112,038,301

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.23%	.53%
Defense and Aerospace Portfolio	.30%	.23%	.53%
Industrials Portfolio	.30%	.23%	.52%
Transportation Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.19%
Defense and Aerospace Portfolio	.18%
Industrials Portfolio	.16%
Transportation Portfolio	.18%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Air Transportation Portfolio	.04
Defense and Aerospace Portfolio	.03
Industrials Portfolio	.04
Transportation Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$413
Defense and Aerospace Portfolio	7,582
Industrials Portfolio	8,181
Transportation Portfolio	2,886

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Defense and Aerospace Portfolio	Borrower	$8,203,000.32%		$291
Industrials Portfolio	Borrower	$10,463,308.31%		$1,176
Transportation Portfolio	Borrower	$5,355,500.33%		$193

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	3,109,777	793,577
Defense and Aerospace Portfolio	9,717,710	44,131,454
Industrials Portfolio	14,964,742	38,510,375
Transportation Portfolio	10,062,619	2,446,070

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Air Transportation Portfolio	$343
Defense and Aerospace Portfolio	1,590
Industrials Portfolio	509
Transportation Portfolio	339

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Air Transportation Portfolio	$1,318	$–	$–
Defense and Aerospace Portfolio	$20,730	$35,003	$–
Industrials Portfolio	$57	$–	$–
Transportation Portfolio	$541	$20	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. All of the applicable expense reductions are noted in the table below.

Brokerage service rebates
Air Transportation Portfolio	$6,944
Defense and Aerospace Portfolio	47,153
Industrials Portfolio	105,768
Transportation Portfolio	11,227

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Air Transportation Portfolio	$2,940
Defense and Aerospace Portfolio	13,514
Industrials Portfolio	3,649
Transportation Portfolio	3,071

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

11. Proposed Reorganization.

The Board of Trustees of Air Transportation Portfolio and Transportation Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Air Transportation Portfolio and Transportation Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Air Transportation Portfolio in exchange for shares of Transportation Portfolio equal in value to the net assets of Air Transportation Portfolio on the day the reorganization is effective. The reorganization provides shareholders of Air Transportation Portfolio access to a larger portfolio with a similar investment objective. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

A meeting of shareholders of Air Transportation Portfolio is expected to be held during the fourth quarter of 2021 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about November 12, 2021.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Air Transportation Portfolio	.79%
Actual		$1,000.00	$1,050.20	$4.08
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Defense and Aerospace Portfolio	.74%
Actual		$1,000.00	$1,091.50	$3.90
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Industrials Portfolio	.74%
Actual		$1,000.00	$1,133.60	$3.98
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Transportation Portfolio	.78%
Actual		$1,000.00	$1,141.00	$4.21
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Air Transportation Portfolio
Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the Industrials Portfolio in November 2018 and December 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio managerment change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Air Transportation Portfolio

The Board considered the fund's underperformance for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Defense and Aerospace Portfolio

Industrials Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019 and January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Transportation Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Air Transportation Portfolio

Defense and Aerospace Portfolio

Industrials Portfolio

Transportation Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELCI-SANN-1021
1.813660.116

Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
NextEra Energy, Inc.	13.1
Exelon Corp.	9.3
Southern Co.	9.1
Sempra Energy	6.6
FirstEnergy Corp.	5.4
Public Service Enterprise Group, Inc.	4.9
American Electric Power Co., Inc.	4.9
Dominion Energy, Inc.	4.8
Duke Energy Corp.	4.7
Evergy, Inc.	4.6
67.4

Top Industries (% of fund's net assets)

As of August 31, 2021
Electric Utilities	66.0%
Multi-Utilities	23.6%
Independent Power and Renewable Electricity Producers	8.7%
All Others*	1.7%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Electric Utilities - 66.0%
Electric Utilities - 66.0%
American Electric Power Co., Inc.	555,650	$49,769,571
Duke Energy Corp.	458,279	47,963,480
Edison International	804,299	46,520,654
Entergy Corp.	270,540	29,924,429
Evergy, Inc.	687,082	47,030,763
Exelon Corp.	1,919,689	94,103,155
FirstEnergy Corp.	1,406,092	54,654,796
NextEra Energy, Inc.	1,583,488	132,997,157
NRG Energy, Inc.	499,414	22,808,237
OGE Energy Corp.	380,300	13,466,423
PG&E Corp. (a)	4,269,071	39,147,381
Southern Co.	1,403,677	92,263,689
		670,649,735
Independent Power and Renewable Electricity Producers - 8.7%
Independent Power Producers & Energy Traders - 6.4%
Clearway Energy, Inc.:
Class A	119,624	3,557,618
Class C	70,991	2,228,407
The AES Corp.	1,876,315	44,787,639
Vistra Corp.	753,373	14,381,891
		64,955,555
Renewable Electricity - 2.3%
NextEra Energy Partners LP (b)	207,324	16,571,407
Sunnova Energy International, Inc. (a)(b)	192,600	6,972,120
		23,543,527

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		88,499,082

Multi-Utilities - 23.6%
Multi-Utilities - 23.6%
CenterPoint Energy, Inc. (b)	1,594,408	40,003,697
Dominion Energy, Inc.	622,560	48,460,070
NiSource, Inc.	1,396,443	34,422,320
Public Service Enterprise Group, Inc.	784,705	50,174,038
Sempra Energy	507,108	67,120,815
		240,180,940
TOTAL COMMON STOCKS
(Cost $764,582,525)		999,329,757

Money Market Funds - 6.5%
Fidelity Cash Central Fund 0.06% (c)	12,195,069	12,197,508
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	53,709,504	53,714,875
TOTAL MONEY MARKET FUNDS
(Cost $65,912,383)		65,912,383
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $830,494,908)		1,065,242,140
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(48,500,890)
NET ASSETS - 100%		$1,016,741,250

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$33,119,837	$100,679,356	$121,601,685	$3,641	$--	$--	$12,197,508	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	57,500	139,468,839	85,811,464	4,078	--	--	53,714,875	0.2%
Total	$33,177,337	$240,148,195	$207,413,149	$7,719	$--	$--	$65,912,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$999,329,757	$999,329,757	$--	$--
Money Market Funds	65,912,383	65,912,383	--	--
Total Investments in Securities:	$1,065,242,140	$1,065,242,140	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,153,134) — See accompanying schedule: Unaffiliated issuers (cost $764,582,525)	$999,329,757
Fidelity Central Funds (cost $65,912,383)	65,912,383
Total Investment in Securities (cost $830,494,908)		$1,065,242,140
Receivable for investments sold		3,848,788
Receivable for fund shares sold		468,215
Dividends receivable		4,688,114
Distributions receivable from Fidelity Central Funds		2,439
Prepaid expenses		4,584
Other receivables		48,636
Total assets		1,074,302,916
Liabilities
Payable for fund shares redeemed	$3,214,915
Accrued management fee	444,415
Other affiliated payables	166,681
Other payables and accrued expenses	20,780
Collateral on securities loaned	53,714,875
Total liabilities		57,561,666
Net Assets		$1,016,741,250
Net Assets consist of:
Paid in capital		$762,789,479
Total accumulated earnings (loss)		253,951,771
Net Assets		$1,016,741,250
Net Asset Value, offering price and redemption price per share ($1,016,741,250 ÷ 10,192,608 shares)		$99.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$16,091,289
Income from Fidelity Central Funds (including $4,078 from security lending)		7,719
Total income		16,099,008
Expenses
Management fee	$2,582,558
Transfer agent fees	837,436
Accounting fees	163,672
Custodian fees and expenses	3,039
Independent trustees' fees and expenses	1,837
Registration fees	36,162
Audit	17,374
Legal	835
Miscellaneous	3,402
Total expenses before reductions	3,646,315
Expense reductions	(72,817)
Total expenses after reductions		3,573,498
Net investment income (loss)		12,525,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,037,096
Total net realized gain (loss)		12,037,096
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	111,460,834
Assets and liabilities in foreign currencies	(408)
Total change in net unrealized appreciation (depreciation)		111,460,426
Net gain (loss)		123,497,522
Net increase (decrease) in net assets resulting from operations		$136,023,032

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,525,510	$18,646,908
Net realized gain (loss)	12,037,096	144,321
Change in net unrealized appreciation (depreciation)	111,460,426	(44,461,017)
Net increase (decrease) in net assets resulting from operations	136,023,032	(25,669,788)
Distributions to shareholders	–	(52,597,101)
Share transactions
Proceeds from sales of shares	105,441,568	248,831,567
Reinvestment of distributions	–	49,416,895
Cost of shares redeemed	(121,008,005)	(570,705,990)
Net increase (decrease) in net assets resulting from share transactions	(15,566,437)	(272,457,528)
Total increase (decrease) in net assets	120,456,595	(350,724,417)
Net Assets
Beginning of period	896,284,655	1,247,009,072
End of period	$1,016,741,250	$896,284,655
Other Information
Shares
Sold	1,107,630	2,920,974
Issued in reinvestment of distributions	–	585,913
Redeemed	(1,270,330)	(6,824,868)
Net increase (decrease)	(162,700)	(3,317,981)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Utilities Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$86.55	$91.20	$85.32	$76.75	$77.05	$66.88
Income from Investment Operations
Net investment income (loss)B	1.22	1.61	2.09	2.06	1.62	1.52
Net realized and unrealized gain (loss)	11.98	(1.81)	5.99	13.35	2.56	10.44
Total from investment operations	13.20	(.20)	8.08	15.41	4.18	11.96
Distributions from net investment income	–	(2.12)	(1.94)	(1.37)	(1.29)	(1.77)
Distributions from net realized gain	–	(2.34)	(.26)	(5.46)	(3.19)	(.02)
Total distributions	–	(4.45)C	(2.20)	(6.84)C	(4.48)	(1.79)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$99.75	$86.55	$91.20	$85.32	$76.75	$77.05
Total ReturnE,F	15.25%	(.05)%	9.34%	20.17%	4.99%	18.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.76%	.75%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.74%I	.76%	.75%	.78%	.78%	.79%
Expenses net of all reductions	.73%I	.75%	.74%	.76%	.77%	.78%
Net investment income (loss)	2.55%I	1.88%	2.25%	2.45%	2.00%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,016,741	$896,285	$1,247,009	$1,040,763	$716,979	$696,138
Portfolio turnover rateJ	40%I	64%	65%K	97%K	66%K	70%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$239,606,032
Gross unrealized depreciation	(7,002,571)
Net unrealized appreciation (depreciation)	$232,603,461
Tax cost	$832,638,679

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(825,347)

The Fund intends to elect to defer to its next fiscal year $2,075,326 of ordinary losses recognized during the period January 1, 2021 to February 28, 2021.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	206,501,462	191,144,152

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Utilities Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Utilities Portfolio	$4,221

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	8,503,756	3,821,640

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Utilities Portfolio	30,732

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Utilities Portfolio	$886

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Utilities Portfolio	$433	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $65,498 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,319.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Utilities Portfolio	.74%
Actual		$1,000.00	$1,152.50	$4.01
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Utilities Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Utilities Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Utilities Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SELUTL-SANN-1021
1.813630.116

Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

Semi-Annual Report

August 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Chemicals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Chemicals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Linde PLC	20.3
Sherwin-Williams Co.	9.9
Olin Corp.	5.4
PPG Industries, Inc.	5.1
Corteva, Inc.	4.9
DuPont de Nemours, Inc.	4.6
Air Products & Chemicals, Inc.	4.5
International Flavors & Fragrances, Inc.	3.9
The Chemours Co. LLC	3.8
Celanese Corp. Class A	3.7
66.1

Top Industries (% of fund's net assets)

As of August 31, 2021
Chemicals	97.6%
Trading Companies & Distributors	1.5%
Containers & Packaging	0.4%
All Others*	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Chemicals Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 97.6%
Commodity Chemicals - 15.8%
Dow, Inc.	248,900	$15,655,810
LyondellBasell Industries NV Class A	101,100	10,145,385
Olin Corp.	864,000	43,061,760
Orion Engineered Carbons SA (a)	523,726	9,254,238
Trinseo SA	42,471	2,205,519
Tronox Holdings PLC	1,265,069	26,730,908
Westlake Chemical Corp.	196,756	17,186,637
		124,240,257
Diversified Chemicals - 8.2%
Eastman Chemical Co.	113,600	12,854,976
Huntsman Corp.	825,800	21,825,894
The Chemours Co. LLC (b)	896,459	30,040,341
		64,721,211
Fertilizers & Agricultural Chemicals - 10.2%
CF Industries Holdings, Inc.	335,417	15,234,640
Corteva, Inc.	869,893	38,249,195
The Mosaic Co.	699,000	22,493,820
The Scotts Miracle-Gro Co. Class A	28,500	4,469,655
		80,447,310
Industrial Gases - 24.8%
Air Products & Chemicals, Inc.	132,211	35,632,187
Linde PLC	506,416	159,313,411
		194,945,598
Specialty Chemicals - 38.6%
Albemarle Corp. U.S.	19,800	4,687,452
Avient Corp.	165,000	8,594,850
Axalta Coating Systems Ltd. (a)	454,100	13,868,214
Celanese Corp. Class A	182,300	28,912,780
DuPont de Nemours, Inc.	492,894	36,484,014
Ecolab, Inc.	101,300	22,828,968
Element Solutions, Inc.	911,443	20,717,099
H.B. Fuller Co.	168,500	11,385,545
HEXPOL AB (B Shares)	492,700	6,331,855
International Flavors & Fragrances, Inc.	204,016	30,908,424
Livent Corp. (a)	200	4,974
PPG Industries, Inc.	253,700	40,477,835
Quaker Chemical Corp. (b)	3,900	1,010,568
Sherwin-Williams Co.	255,099	77,465,913
		303,678,491

TOTAL CHEMICALS		768,032,867

Containers & Packaging - 0.4%
Metal & Glass Containers - 0.4%
O-I Glass, Inc. (a)	230,500	3,487,465
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
Univar, Inc. (a)	497,800	11,753,058
TOTAL COMMON STOCKS
(Cost $443,138,298)		783,273,390

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (c)	3,109,655	3,110,277
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	12,387,064	12,388,302
TOTAL MONEY MARKET FUNDS
(Cost $15,498,579)		15,498,579
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $458,636,877)		798,771,969
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(12,025,758)
NET ASSETS - 100%		$786,746,211

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$322,782	$53,722,025	$50,934,530	$814	$--	$--	$3,110,277	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	23,872,852	48,506,610	59,991,160	36,570	--	--	12,388,302	0.0%
Total	$24,195,634	$102,228,635	$110,925,690	$37,384	$--	$--	$15,498,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$783,273,390	$783,273,390	$--	$--
Money Market Funds	15,498,579	15,498,579	--	--
Total Investments in Securities:	$798,771,969	$798,771,969	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.9%
Ireland	20.3%
United Kingdom	3.4%
Bermuda	1.8%
Luxembourg	1.5%
Netherlands	1.3%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,941,369) — See accompanying schedule: Unaffiliated issuers (cost $443,138,298)	$783,273,390
Fidelity Central Funds (cost $15,498,579)	15,498,579
Total Investment in Securities (cost $458,636,877)		$798,771,969
Receivable for fund shares sold		94,816
Dividends receivable		1,866,749
Distributions receivable from Fidelity Central Funds		778
Prepaid expenses		9,144
Other receivables		178,509
Total assets		800,921,965
Liabilities
Payable for investments purchased	$319,225
Payable for fund shares redeemed	813,379
Accrued management fee	342,826
Other affiliated payables	136,446
Other payables and accrued expenses	187,728
Collateral on securities loaned	12,376,150
Total liabilities		14,175,754
Net Assets		$786,746,211
Net Assets consist of:
Paid in capital		$444,988,553
Total accumulated earnings (loss)		341,757,658
Net Assets		$786,746,211
Net Asset Value, offering price and redemption price per share ($786,746,211 ÷ 45,868,424 shares)		$17.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$6,895,158
Income from Fidelity Central Funds (including $36,570 from security lending)		37,384
Total income		6,932,542
Expenses
Management fee	$2,071,984
Transfer agent fees	695,477
Accounting fees	136,947
Custodian fees and expenses	3,136
Independent trustees' fees and expenses	1,444
Registration fees	23,802
Audit	28,395
Legal	1,252
Miscellaneous	3,068
Total expenses before reductions	2,965,505
Expense reductions	(20,548)
Total expenses after reductions		2,944,957
Net investment income (loss)		3,987,585
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,051,815
Foreign currency transactions	(6,393)
Total net realized gain (loss)		21,045,422
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	92,032,216
Assets and liabilities in foreign currencies	(7,884)
Total change in net unrealized appreciation (depreciation)		92,024,332
Net gain (loss)		113,069,754
Net increase (decrease) in net assets resulting from operations		$117,057,339

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,987,585	$8,353,372
Net realized gain (loss)	21,045,422	17,936,269
Change in net unrealized appreciation (depreciation)	92,024,332	200,509,119
Net increase (decrease) in net assets resulting from operations	117,057,339	226,798,760
Distributions to shareholders	–	(7,889,774)
Share transactions
Proceeds from sales of shares	52,374,221	51,330,497
Reinvestment of distributions	–	7,425,299
Cost of shares redeemed	(83,365,556)	(233,425,777)
Net increase (decrease) in net assets resulting from share transactions	(30,991,335)	(174,669,981)
Total increase (decrease) in net assets	86,066,004	44,239,005
Net Assets
Beginning of period	700,680,207	656,441,202
End of period	$786,746,211	$700,680,207
Other Information
Shares
Sold	3,110,513	4,348,003
Issued in reinvestment of distributions	–	515,288
Redeemed	(5,014,614)	(19,763,574)
Net increase (decrease)	(1,904,101)	(14,900,283)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Chemicals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$14.67	$10.47	$13.57	$17.34	$16.24	$12.32
Income from Investment Operations
Net investment income (loss)C	.08	.15	.15	.23	.19	.18
Net realized and unrealized gain (loss)	2.40	4.21	(2.39)	(2.17)	2.36	4.44
Total from investment operations	2.48	4.36	(2.24)	(1.94)	2.55	4.62
Distributions from net investment income	–	(.16)	(.20)	(.21)	(.16)	(.17)
Distributions from net realized gain	–	–	(.66)	(1.62)	(1.29)	(.53)
Total distributions	–	(.16)	(.86)	(1.83)	(1.45)	(.70)
Redemption fees added to paid in capitalC	–	–	–	–	–	–D
Net asset value, end of period	$17.15	$14.67	$10.47	$13.57	$17.34	$16.24
Total ReturnE,F	16.91%	41.65%	(17.63)%	(11.10)%	16.31%	38.02%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.79%	.78%	.77%	.77%	.80%
Expenses net of fee waivers, if any	.75%I	.79%	.78%	.77%	.77%	.80%
Expenses net of all reductions	.75%I	.78%	.77%	.76%	.77%	.79%
Net investment income (loss)	1.01%I	1.28%	1.21%	1.50%	1.12%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$786,746	$700,680	$656,441	$1,153,379	$1,790,221	$1,626,642
Portfolio turnover rateJ	16%I	50%	77%	62%	62%	85%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Chemicals Portfolio	$167,316

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$341,210,792
Gross unrealized depreciation	(1,769,973)
Net unrealized appreciation (depreciation)	$339,440,819
Tax cost	$459,331,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,780,235)
Long-term	(15,783,649)
Total capital loss carryforward	$(22,563,884)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	62,857,762	90,457,031

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Chemicals Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Chemicals Portfolio	$1,484

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	2,929,772	3,715,264

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Chemicals Portfolio	$697

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Chemicals Portfolio	$590	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $14,560 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,988.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Gold Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2021

(excluding repurchase agreements)	% of fund's net assets
Newmont Corp.	14.3
Barrick Gold Corp. (Canada)	11.0
Franco-Nevada Corp.	9.6
Wheaton Precious Metals Corp.	7.4
Agnico Eagle Mines Ltd. (Canada)	5.5
Kirkland Lake Gold Ltd.	4.6
Zijin Mining Group Co. Ltd. (H Shares)	3.5
Northern Star Resources Ltd.	3.3
Kinross Gold Corp.	2.8
Royal Gold, Inc.	2.7
64.7

Top Industries (% of fund's net assets)

As of August 31, 2021
Gold	92.7%
Diversified Metals & Mining	2.4%
Silver	1.9%
Precious Metals & Minerals	0.9%
Environmental & Facility Services	0.4%
All Others*,**	1.0%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2021
Canada	70.0%
United States of America*	19.9%
Australia	6.2%
China	3.5%
United Kingdom	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 6.2%
Metals & Mining - 6.2%
Gold - 6.2%
Evolution Mining Ltd.	15,000,000	$42,905,408
Newcrest Mining Ltd.	500,000	9,049,274
Northern Star Resources Ltd.	8,500,000	60,689,388
		112,644,070
Canada - 70.0%
Commercial Services & Supplies - 0.4%
Environmental & Facility Services - 0.4%
Alexco Resource Corp. (a)(b)	4,000,000	7,070,107
Metals & Mining - 69.6%
Diversified Metals & Mining - 2.4%
BeMetals Corp. (a)	2,000,000	475,568
New Pacific Metals Corp. (a)(b)	4,700,000	18,402,885
Triple Flag Precious Metals Corp.	1,000,000	10,730,000
Western Copper & Gold Corp. (c)	500,000	759,719
Western Copper & Gold Corp. (TSX) (a)(b)(c)	7,500,000	12,661,990
		43,030,162
Gold - 65.6%
Agnico Eagle Mines Ltd. (Canada) (b)	1,750,000	100,701,462
Alamos Gold, Inc.	3,000,000	23,683,272
Artemis Gold, Inc. (a)	2,000,000	8,766,298
Ascot Resources Ltd. (a)	10,000,000	9,352,832
B2Gold Corp.	7,000,000	27,075,655
Barrick Gold Corp. (Canada) (b)	10,000,000	201,006,618
Bonterra Resources, Inc. (a)(c)	5,342,600	5,208,574
Franco-Nevada Corp.	1,200,000	175,056,474
Gold Standard Ventures Corp. (a)(b)(c)	25,000,000	12,285,499
i-80 Gold Corp. (a)(b)(c)	10,000,000	21,638,331
i-80 Gold Corp. warrants 9/30/22 (a)	625,000	101,265
Kinross Gold Corp.	8,500,000	51,135,418
Kirkland Lake Gold Ltd.	2,100,000	83,740,340
Lundin Gold, Inc. (a)(b)	3,500,000	31,847,184
Maple Gold Mines Ltd. (a)(b)(c)	20,000,000	5,389,767
Marathon Gold Corp. (a)	5,284,700	12,817,487
Novagold Resources, Inc. (a)	5,000,000	36,103,515
OceanaGold Corp. (a)	10,000,000	18,705,663
Orla Mining Ltd. (a)(c)	12,368,300	48,722,269
Osisko Gold Royalties Ltd.	2,000,000	24,428,328
Osisko Mining, Inc. (a)	4,000,000	9,384,536
Pretium Resources, Inc. (a)	2,000,000	20,275,037
Pure Gold Mining, Inc. (a)(b)	12,000,000	10,557,603
Seabridge Gold, Inc. (a)	1,500,000	26,976,578
Skeena Resources Ltd. (a)	2,000,000	22,954,068
Torex Gold Resources, Inc. (a)	1,000,000	11,175,841
Victoria Gold Corp. (a)(b)	1,707,500	20,368,466
Wesdome Gold Mines, Inc. (a)	3,000,000	29,508,976
Wheaton Precious Metals Corp. (b)	3,000,000	135,203,900
Yamana Gold, Inc.	3,000,000	13,244,561
		1,197,415,817
Precious Metals & Minerals - 0.9%
SilverCrest Metals, Inc. (a)	2,000,000	15,979,075
Silver - 0.7%
Pan American Silver Corp. (b)	500,000	12,970,000
TOTAL METALS & MINING		1,269,395,054

TOTAL CANADA		1,276,465,161

China - 3.5%
Metals & Mining - 3.5%
Gold - 3.5%
Zijin Mining Group Co. Ltd. (H Shares) (b)	45,000,000	64,108,416
United Kingdom - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Solgold PLC (a)	20,000,000	8,111,615
United States of America - 18.2%
Metals & Mining - 18.2%
Gold - 17.0%
Newmont Corp.	4,500,000	260,955,001
Royal Gold, Inc.	450,000	50,098,500
		311,053,501
Silver - 1.2%
Gatos Silver, Inc. (b)	1,500,000	21,510,000
TOTAL METALS & MINING		332,563,501
TOTAL COMMON STOCKS
(Cost $1,218,791,305)		1,793,892,763
	Troy Ounces

Commodities - 0.7%
Gold Bullion(a)
(Cost $6,051,546)	6,980	12,666,466
	Shares

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (d)	19,299,617	19,303,477
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	65,223,556	65,230,078
TOTAL MONEY MARKET FUNDS
(Cost $84,533,555)		84,533,555
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $1,309,376,406)		1,891,092,784
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(66,139,914)
NET ASSETS - 100%		$1,824,952,870

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$17,142,312	$238,886,211	$236,725,046	$2,942	$--	$--	$19,303,477	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,230,395	291,273,480	227,273,797	169,267	--	--	65,230,078	0.2%
Total	$18,372,707	$530,159,691	$463,998,843	$172,209	$--	$--	$84,533,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$12,094,884	$--	$--	$--	$--	$592,579	$12,687,463

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Battle North Gold Corp.	$11,931,045	$--	$18,949,829	$--	$5,997,126	$1,021,658	$--
Bonterra Resources, Inc.	--	4,388,009	--	--	--	--	--
Bonterra Resources, Inc.	--	136,916	--	--	--	683,649	5,208,574
Gold Standard Ventures Corp.	14,928,498	1,424,335	376,999	--	(68,120)	(3,622,215)	12,285,499
i-80 Gold Corp.	--	15,180,925	--	--	--	1,306,987	21,638,331
Maple Gold Mines Ltd.	4,243,281	--	--	--	--	1,146,486	5,389,767
Orla Mining Ltd.	41,395,568	1,449,917	--	--	--	5,876,784	48,722,269
Premier Gold Mines Ltd.	27,251,297	--	4,523,160	8,060,976	412,961	(11,170,783)	--
Western Copper & Gold Corp.	--	888,853	--	--	--	(129,134)	759,719
Western Copper & Gold Corp. (TSX)	11,659,180	648,417	308,568	--	92,622	570,339	12,661,990
Total	$111,408,869	$24,117,372	$24,158,556	$8,060,976	$6,434,589	$(4,316,229)	$106,666,149

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,793,892,763	$1,793,031,779	$860,984	$--
Commodities	12,666,466	12,666,466	--	--
Money Market Funds	84,533,555	84,533,555	--	--
Total Investments in Securities:	$1,891,092,784	$1,890,231,800	$860,984	$--

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,955,374) — See accompanying schedule: Unaffiliated issuers (cost $1,137,068,257)	$1,687,226,614
Fidelity Central Funds (cost $84,533,555)	84,533,555
Commodities (cost $6,051,546)	12,666,466
Other affiliated issuers (cost $81,723,048)	106,666,149
Total Investment in Securities (cost $1,309,376,406)		$1,891,092,784
Cash		21,726
Foreign currency held at value (cost $125,504)		126,015
Receivable for fund shares sold		1,666,362
Dividends receivable		4,108,038
Distributions receivable from Fidelity Central Funds		38,182
Prepaid expenses		8,464
Other receivables		245,079
Total assets		1,897,306,650
Liabilities
Payable for investments purchased	$4,178,733
Payable for fund shares redeemed	1,510,289
Accrued management fee	799,657
Distribution and service plan fees payable	69,704
Other affiliated payables	338,187
Other payables and accrued expenses	226,426
Collateral on securities loaned	65,230,784
Total liabilities		72,353,780
Net Assets		$1,824,952,870
Net Assets consist of:
Paid in capital		$2,685,789,059
Total accumulated earnings (loss)		(860,836,189)
Net Assets		$1,824,952,870
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($88,862,792 ÷ 3,392,925 shares)(a)		$26.19
Maximum offering price per share (100/94.25 of $26.19)		$27.79
Class M:
Net Asset Value and redemption price per share ($26,980,069 ÷ 1,057,023 shares)(a)		$25.52
Maximum offering price per share (100/96.50 of $25.52)		$26.45
Class C:
Net Asset Value and offering price per share ($47,494,015 ÷ 1,971,010 shares)(a)		$24.10
Gold:
Net Asset Value, offering price and redemption price per share ($1,398,995,849 ÷ 51,663,014 shares)		$27.08
Class I:
Net Asset Value, offering price and redemption price per share ($150,846,219 ÷ 5,570,432 shares)		$27.08
Class Z:
Net Asset Value, offering price and redemption price per share ($111,773,926 ÷ 4,122,959 shares)		$27.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$17,111,792
Non-Cash dividends (including $8,060,976 earned from other affiliated issuers)		8,060,976
Income from Fidelity Central Funds (including $169,267 from security lending)		172,209
Total income		25,344,977
Expenses
Management fee	$5,000,059
Transfer agent fees	1,631,577
Distribution and service plan fees	455,359
Accounting fees	420,691
Custodian fees and expenses	43,246
Independent trustees' fees and expenses	3,680
Registration fees	80,633
Audit	30,744
Legal	792
Interest	497
Miscellaneous	6,760
Total expenses before reductions	7,674,038
Expense reductions	(135,281)
Total expenses after reductions		7,538,757
Net investment income (loss)		17,806,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	63,770,449
Affiliated issuers	6,434,589
Foreign currency transactions	81,937
Total net realized gain (loss)		70,286,975
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	55,605,128
Affiliated issuers	(4,316,229)
Assets and liabilities in foreign currencies	2,671
Commodities	593,439
Total change in net unrealized appreciation (depreciation)		51,885,009
Net gain (loss)		122,171,984
Net increase (decrease) in net assets resulting from operations		$139,978,204

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,806,220	$3,205,459
Net realized gain (loss)	70,286,975	211,518,523
Change in net unrealized appreciation (depreciation)	51,885,009	78,075,976
Net increase (decrease) in net assets resulting from operations	139,978,204	292,799,958
Distributions to shareholders	–	(91,091,449)
Share transactions - net increase (decrease)	(36,093,782)	(120,585,130)
Total increase (decrease) in net assets	103,884,422	81,123,379
Net Assets
Beginning of period	1,721,068,448	1,639,945,069
End of period	$1,824,952,870	$1,721,068,448

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.15	$21.67	$18.52	$18.30	$20.54	$17.70
Income from Investment Operations
Net investment income (loss)B	.22C	(.04)	(.01)D	(.03)	(.12)	(.16)
Net realized and unrealized gain (loss)	1.82	3.74	3.20	.25	(2.09)	3.59
Total from investment operations	2.04	3.70	3.19	.22	(2.21)	3.43
Distributions from net investment income	–	(1.22)	(.01)	–	–	–
Distributions from net realized gain	–	–	(.03)	–	(.03)	(.60)
Total distributions	–	(1.22)	(.04)	–	(.03)	(.60)
Redemption fees added to paid in capitalB	–	–	–	–	–	.01
Net asset value, end of period	$26.19	$24.15	$21.67	$18.52	$18.30	$20.54
Total ReturnE,F,G	8.45%	16.59%	17.23%	1.20%	(10.77)%	19.97%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.08%	1.13%	1.19%	1.18%	1.19%
Expenses net of fee waivers, if any	1.07%J	1.08%	1.13%	1.18%	1.16%	1.16%
Expenses net of all reductions	1.06%J	1.07%	1.12%	1.18%	1.16%	1.16%
Net investment income (loss)	1.61%C,J	(.12)%	(.05)%D	(.15)%	(.58)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$88,863	$82,989	$64,971	$50,479	$61,703	$83,589
Portfolio turnover rateK	38%J	46%	56%	37%	13%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .76%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.57	$21.16	$18.11	$17.94	$20.19	$17.37
Income from Investment Operations
Net investment income (loss)B	.18C	(.12)	(.07)D	(.07)	(.17)	(.22)
Net realized and unrealized gain (loss)	1.77	3.67	3.12	.24	(2.05)	3.54
Total from investment operations	1.95	3.55	3.05	.17	(2.22)	3.32
Distributions from net investment income	–	(1.14)	–	–	–	–
Distributions from net realized gain	–	–	–	–	(.03)	(.51)
Total distributions	–	(1.14)	–	–	(.03)	(.51)
Redemption fees added to paid in capitalB	–	–	–	–	–	.01
Net asset value, end of period	$25.52	$23.57	$21.16	$18.11	$17.94	$20.19
Total ReturnE,F,G	8.27%	16.28%	16.84%	.95%	(11.04)%	19.62%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.36%J	1.37%	1.42%	1.48%	1.48%	1.49%
Expenses net of fee waivers, if any	1.36%J	1.37%	1.42%	1.46%	1.47%	1.46%
Expenses net of all reductions	1.35%J	1.36%	1.41%	1.46%	1.47%	1.46%
Net investment income (loss)	1.32%C,J	(.42)%	(.34)%D	(.43)%	(.88)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$26,980	$24,535	$19,620	$17,401	$19,355	$25,170
Portfolio turnover rateK	38%J	46%	56%	37%	13%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .47%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.30	$20.07	$17.24	$17.15	$19.36	$16.68
Income from Investment Operations
Net investment income (loss)B	.11C	(.22)	(.14)D	(.13)	(.24)	(.29)
Net realized and unrealized gain (loss)	1.69	3.49	2.97	.22	(1.95)	3.42
Total from investment operations	1.80	3.27	2.83	.09	(2.19)	3.13
Distributions from net investment income	–	(1.04)	–	–	–	–
Distributions from net realized gain	–	–	–	–	(.02)	(.45)
Total distributions	–	(1.04)	–	–	(.02)	(.45)
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$24.10	$22.30	$20.07	$17.24	$17.15	$19.36
Total ReturnF,G,H	8.07%	15.81%	16.42%	.52%	(11.35)%	19.19%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.78%K	1.78%	1.80%	1.84%	1.85%	1.88%
Expenses net of fee waivers, if any	1.78%K	1.78%	1.80%	1.83%	1.83%	1.85%
Expenses net of all reductions	1.76%K	1.77%	1.79%	1.83%	1.83%	1.84%
Net investment income (loss)	.90%C,K	(.83)%	(.72)%D	(.80)%	(1.25)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$47,494	$51,195	$52,375	$67,760	$92,724	$101,215
Portfolio turnover rateL	38%K	46%	56%	37%	13%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .05%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.94) %.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.93	$22.33	$19.07	$18.78	$21.02	$18.12
Income from Investment Operations
Net investment income (loss)B	.27C	.06	.06D	.03	(.05)	(.09)
Net realized and unrealized gain (loss)	1.88	3.84	3.30	.26	(2.14)	3.66
Total from investment operations	2.15	3.90	3.36	.29	(2.19)	3.57
Distributions from net investment income	–	(1.30)	(.06)	–	–	–
Distributions from net realized gain	–	–	(.03)	–	(.05)	(.68)
Total distributions	–	(1.30)	(.10)E	–	(.05)	(.68)
Redemption fees added to paid in capitalB	–	–	–	–	–	.01
Net asset value, end of period	$27.08	$24.93	$22.33	$19.07	$18.78	$21.02
Total ReturnF,G	8.62%	16.96%	17.60%	1.54%	(10.47)%	20.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.76%	.79%	.86%	.86%	.87%
Expenses net of fee waivers, if any	.76%J	.76%	.79%	.85%	.85%	.84%
Expenses net of all reductions	.75%J	.75%	.78%	.85%	.84%	.84%
Net investment income (loss)	1.92%C,J	.19%	.29%D	.18%	(.26)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,398,996	$1,319,440	$1,292,204	$1,035,697	$1,011,412	$1,271,458
Portfolio turnover rateK	38%J	46%	56%	37%	13%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.07%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.93	$22.33	$19.07	$18.78	$21.02	$18.13
Income from Investment Operations
Net investment income (loss)B	.27C	.05	.06D	.04	(.05)	(.09)
Net realized and unrealized gain (loss)	1.88	3.85	3.30	.25	(2.14)	3.67
Total from investment operations	2.15	3.90	3.36	.29	(2.19)	3.58
Distributions from net investment income	–	(1.30)	(.07)	–	–	–
Distributions from net realized gain	–	–	(.03)	–	(.05)	(.70)
Total distributions	–	(1.30)	(.10)	–	(.05)	(.70)
Redemption fees added to paid in capitalB	–	–	–	–	–	.01
Net asset value, end of period	$27.08	$24.93	$22.33	$19.07	$18.78	$21.02
Total ReturnE,F	8.62%	16.96%	17.60%	1.54%	(10.47)%	20.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.77%	.79%	.84%	.85%	.87%
Expenses net of fee waivers, if any	.76%I	.77%	.79%	.82%	.83%	.84%
Expenses net of all reductions	.75%I	.76%	.77%	.82%	.83%	.84%
Net investment income (loss)	1.91%C,I	.18%	.30%D	.21%	(.24)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$150,846	$137,617	$115,699	$84,956	$61,677	$58,673
Portfolio turnover rateJ	38%I	46%	56%	37%	13%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.07%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$24.94	$22.34	$19.08	$16.62
Income from Investment Operations
Net investment income (loss)C	.29D	.09	.10E	.07
Net realized and unrealized gain (loss)	1.88	3.85	3.29	2.39
Total from investment operations	2.17	3.94	3.39	2.46
Distributions from net investment income	–	(1.34)	(.10)	–
Distributions from net realized gain	–	–	(.03)	–
Total distributions	–	(1.34)	(.13)	–
Redemption fees added to paid in capitalC	–	–	–	–
Net asset value, end of period	$27.11	$24.94	$22.34	$19.08
Total ReturnF,G	8.70%	17.12%	17.75%	14.80%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.64%	.65%	.68%J
Expenses net of fee waivers, if any	.63%J	.64%	.64%	.68%J
Expenses net of all reductions	.62%J	.62%	.63%	.67%J
Net investment income (loss)	2.05%D,J	.32%	.44%E	.97%J
Supplemental Data
Net assets, end of period (000 omitted)	$111,774	$105,293	$95,076	$3,037
Portfolio turnover rateK	38%J	46%	56%	37%

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.20%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Consolidated Subsidiary.

The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	$ Amount	% of Fund's Net Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	12,687,463.7

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Gold Portfolio	$154,707

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$613,556,368
Gross unrealized depreciation	(109,648,358)
Net unrealized appreciation (depreciation)	$503,908,010
Tax cost	$1,387,184,774

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(169,623,784)
Long-term	(1,213,294,892)
Total capital loss carryforward	$(1,382,918,676)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	349,691,326	371,408,442

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser, either through itself or through an affiliate provides investment management related services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. Under the management contract with the subsidiary, the investment adviser pays all other expenses of the Subsidiary, except custodian fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$114,164	$3,510
Class M	.25%	.25%	70,912	–
Class C	.75%	.25%	270,283	22,261
			$455,359	$25,771

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,435
Class M	3,103
Class C(a)	2,374
$31,912

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$107,773.24
Class M	38,710.27
Class C	51,208.19
Gold	1,271,308.17
Class I	137,606.18
Class Z	24,972.04
	$1,631,577

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Gold Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Gold Portfolio	$1,545

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Gold Portfolio	Borrower	$7,027,500.29%		$456

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	664,854	10,695,205

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Gold Portfolio	$1,794

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Gold Portfolio	$17,547	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Gold Portfolio	$2,574,000.57%		$41

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $119,645 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $304.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,332.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2021	Year ended February 28, 2021
Gold Portfolio
Distributions to shareholders
Class A	$–	$4,010,639
Class M	–	1,115,063
Class C	–	2,524,863
Gold	–	70,600,050
Class I	–	7,213,998
Class Z	–	5,626,836
Total	$–	$91,091,449

12. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2021	Year ended February 28, 2021	Six months ended August 31, 2021	Year ended February 28, 2021
Gold Portfolio
Class A
Shares sold	634,175	1,602,411	$17,613,541	$46,307,419
Reinvestment of distributions	–	147,580	–	3,943,292
Shares redeemed	(677,849)	(1,311,852)	(18,361,660)	(36,279,681)
Net increase (decrease)	(43,674)	438,139	$(748,119)	$13,971,030
Class M
Shares sold	132,410	473,868	$3,611,736	$13,282,274
Reinvestment of distributions	–	42,585	–	1,111,652
Shares redeemed	(116,421)	(402,439)	(3,073,207)	(10,890,832)
Net increase (decrease)	15,989	114,014	$538,529	$3,503,094
Class C
Shares sold	102,714	543,437	$2,610,037	$14,501,134
Reinvestment of distributions	–	100,321	–	2,470,926
Shares redeemed	(427,876)	(956,996)	(10,711,557)	(23,855,420)
Net increase (decrease)	(325,162)	(313,238)	$(8,101,520)	$(6,883,360)
Gold
Shares sold	8,633,003	34,425,719	$245,763,922	$1,017,936,027
Reinvestment of distributions	–	2,470,762	–	67,701,953
Shares redeemed	(9,900,250)	(41,839,156)	(272,250,302)	(1,230,854,903)
Net increase (decrease)	(1,267,247)	(4,942,675)	$(26,486,380)	$(145,216,923)
Class I
Shares sold	703,787	2,639,229	$19,883,937	$75,390,235
Reinvestment of distributions	–	255,414	–	7,033,514
Shares redeemed	(653,343)	(2,555,501)	(18,374,866)	(72,639,886)
Net increase (decrease)	50,444	339,142	$1,509,071	$9,783,863
Class Z
Shares sold	816,022	3,622,415	$23,027,854	$106,573,896
Reinvestment of distributions	–	201,508	–	5,545,241
Shares redeemed	(914,623)	(3,857,752)	(25,833,217)	(107,861,971)
Net increase (decrease)	(98,601)	(33,829)	$(2,805,363)	$4,257,166

13. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Linde PLC	11.0
Sherwin-Williams Co.	5.3
Freeport-McMoRan, Inc.	4.9
Air Products & Chemicals, Inc.	4.2
Ecolab, Inc.	4.1
Newmont Corp.	3.6
Tronox Holdings PLC	3.5
Olin Corp.	3.5
Martin Marietta Materials, Inc.	3.2
International Flavors & Fragrances, Inc.	3.1
46.4

Top Industries (% of fund's net assets)

As of August 31, 2021
Chemicals	60.6%
Metals & Mining	21.8%
Containers & Packaging	8.4%
Construction Materials	7.0%
Paper & Forest Products	1.4%
All Others*	0.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Materials Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Chemicals - 60.6%
Commodity Chemicals - 9.2%
LyondellBasell Industries NV Class A	299,400	$30,044,790
Olin Corp.	947,700	47,233,368
Tronox Holdings PLC	2,278,803	48,151,107
		125,429,265
Diversified Chemicals - 1.4%
Eastman Chemical Co.	81,500	9,222,540
Huntsman Corp.	384,600	10,164,978
		19,387,518
Fertilizers & Agricultural Chemicals - 7.3%
CF Industries Holdings, Inc.	272,100	12,358,782
Corteva, Inc.	775,911	34,116,807
FMC Corp.	166,417	15,581,624
Nutrien Ltd.	455,600	27,697,476
The Mosaic Co.	227,600	7,324,168
The Scotts Miracle-Gro Co. Class A	20,500	3,215,015
		100,293,872
Industrial Gases - 15.2%
Air Products & Chemicals, Inc.	211,700	57,055,267
Linde PLC	481,986	151,627,974
		208,683,241
Specialty Chemicals - 27.5%
Albemarle Corp. U.S.	144,500	34,208,930
Ashland Global Holdings, Inc.	71,100	6,477,921
Balchem Corp.	137,900	19,363,918
Corbion NV	42,200	2,268,155
Diversey Holdings Ltd. (a)	305,900	5,344,073
DuPont de Nemours, Inc.	379,617	28,099,250
Ecolab, Inc.	250,910	56,545,078
Element Solutions, Inc.	1,076,300	24,464,299
Ingevity Corp. (a)	34,100	2,741,299
Innospec, Inc.	106,600	9,977,760
International Flavors & Fragrances, Inc.	278,215	42,149,573
Livent Corp. (a)(b)	461,597	11,479,917
PPG Industries, Inc.	221,200	35,292,460
RPM International, Inc.	151,600	12,475,164
Sherwin-Williams Co.	239,900	72,850,433
Stepan Co.	20,400	2,398,224
Wacker Chemie AG	66,300	11,691,674
		377,828,128

TOTAL CHEMICALS		831,622,024

Construction Materials - 7.0%
Construction Materials - 7.0%
Martin Marietta Materials, Inc.	113,200	43,157,500
Summit Materials, Inc. (a)	302,000	10,168,340
Vulcan Materials Co.	226,600	42,131,738
		95,457,578
Containers & Packaging - 8.4%
Metal & Glass Containers - 5.5%
Aptargroup, Inc.	114,600	15,448,080
Ball Corp.	351,500	33,729,940
Crown Holdings, Inc.	238,459	26,180,414
		75,358,434
Paper Packaging - 2.9%
Avery Dennison Corp.	121,100	27,294,729
Packaging Corp. of America	82,500	12,515,250
		39,809,979

TOTAL CONTAINERS & PACKAGING		115,168,413

Metals & Mining - 21.8%
Aluminum - 0.7%
Alcoa Corp. (a)	144,400	6,407,028
Kaiser Aluminum Corp.	29,600	3,737,296
		10,144,324
Copper - 8.3%
First Quantum Minerals Ltd. (b)	856,600	17,842,863
Freeport-McMoRan, Inc.	1,866,100	67,907,379
Lundin Mining Corp.	3,505,500	28,340,744
		114,090,986
Diversified Metals & Mining - 0.4%
MMC Norilsk Nickel PJSC sponsored ADR	168,100	5,522,085
Gold - 4.3%
Newmont Corp.	853,200	49,477,068
Royal Gold, Inc.	88,300	9,830,439
		59,307,507
Steel - 8.1%
Allegheny Technologies, Inc. (a)	142,000	2,536,120
Cleveland-Cliffs, Inc. (a)	734,200	17,231,674
Commercial Metals Co.	513,500	16,750,370
Nucor Corp.	324,500	38,148,220
Reliance Steel & Aluminum Co.	128,900	19,340,156
Steel Dynamics, Inc.	246,700	16,649,783
		110,656,323

TOTAL METALS & MINING		299,721,225

Paper & Forest Products - 1.4%
Forest Products - 1.4%
Louisiana-Pacific Corp.	212,200	13,461,968
West Fraser Timber Co. Ltd.	81,500	6,293,132
		19,755,100
TOTAL COMMON STOCKS
(Cost $947,192,058)		1,361,724,340

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (c)	10,362,847	10,364,920
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	24,272,403	24,274,830
TOTAL MONEY MARKET FUNDS
(Cost $34,639,750)		34,639,750
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $981,831,808)		1,396,364,090
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(23,705,022)
NET ASSETS - 100%		$1,372,659,068

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$13,784,731	$272,140,164	$275,559,975	$3,277	$--	$--	$10,364,920	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	6,640,430	97,630,743	79,996,343	6,112	--	--	24,274,830	0.1%
Total	$20,425,161	$369,770,907	$355,556,318	$9,389	$--	$--	$34,639,750

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,361,724,340	$1,361,724,340	$--	$--
Money Market Funds	34,639,750	34,639,750	--	--
Total Investments in Securities:	$1,396,364,090	$1,396,364,090	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.7%
Ireland	11.0%
Canada	5.8%
United Kingdom	3.5%
Netherlands	2.4%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,430,020) — See accompanying schedule: Unaffiliated issuers (cost $947,192,058)	$1,361,724,340
Fidelity Central Funds (cost $34,639,750)	34,639,750
Total Investment in Securities (cost $981,831,808)		$1,396,364,090
Foreign currency held at value (cost $20,118)		20,411
Receivable for fund shares sold		916,878
Dividends receivable		2,013,640
Distributions receivable from Fidelity Central Funds		967
Prepaid expenses		10,775
Other receivables		214,451
Total assets		1,399,541,212
Liabilities
Payable for fund shares redeemed	$1,506,078
Accrued management fee	599,380
Distribution and service plan fees payable	60,183
Other affiliated payables	226,073
Other payables and accrued expenses	232,105
Collateral on securities loaned	24,258,325
Total liabilities		26,882,144
Net Assets		$1,372,659,068
Net Assets consist of:
Paid in capital		$1,030,190,864
Total accumulated earnings (loss)		342,468,204
Net Assets		$1,372,659,068
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,113,466 ÷ 1,334,804 shares)(a)		$100.47
Maximum offering price per share (100/94.25 of $100.47)		$106.60
Class M:
Net Asset Value and redemption price per share ($33,770,047 ÷ 340,050 shares)(a)		$99.31
Maximum offering price per share (100/96.50 of $99.31)		$102.91
Class C:
Net Asset Value and offering price per share ($22,932,668 ÷ 238,041 shares)(a)		$96.34
Materials:
Net Asset Value, offering price and redemption price per share ($838,077,833 ÷ 8,288,294 shares)		$101.12
Class I:
Net Asset Value, offering price and redemption price per share ($262,786,494 ÷ 2,603,943 shares)		$100.92
Class Z:
Net Asset Value, offering price and redemption price per share ($80,978,560 ÷ 803,207 shares)		$100.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$10,114,207
Income from Fidelity Central Funds (including $6,112 from security lending)		9,389
Total income		10,123,596
Expenses
Management fee	$3,361,706
Transfer agent fees	1,096,754
Distribution and service plan fees	355,398
Accounting fees	204,464
Custodian fees and expenses	12,095
Independent trustees' fees and expenses	2,143
Registration fees	109,203
Audit	22,666
Legal	1,002
Interest	475
Miscellaneous	3,556
Total expenses before reductions	5,169,462
Expense reductions	(30,608)
Total expenses after reductions		5,138,854
Net investment income (loss)		4,984,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,095,840)
Foreign currency transactions	(18,045)
Total net realized gain (loss)		(2,113,885)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	141,253,984
Assets and liabilities in foreign currencies	(6,470)
Total change in net unrealized appreciation (depreciation)		141,247,514
Net gain (loss)		139,133,629
Net increase (decrease) in net assets resulting from operations		$144,118,371

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,984,742	$5,000,942
Net realized gain (loss)	(2,113,885)	30,735,588
Change in net unrealized appreciation (depreciation)	141,247,514	247,967,950
Net increase (decrease) in net assets resulting from operations	144,118,371	283,704,480
Distributions to shareholders	–	(5,297,912)
Share transactions - net increase (decrease)	308,982,875	(36,201,462)
Total increase (decrease) in net assets	453,101,246	242,205,106
Net Assets
Beginning of period	919,557,822	677,352,716
End of period	$1,372,659,068	$919,557,822

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$87.03	$59.39	$69.57	$88.50	$81.27	$62.94
Income from Investment Operations
Net investment income (loss)B	.27	.33	.58	.84	.55	.70
Net realized and unrealized gain (loss)	13.17	27.72	(10.10)	(12.01)	11.18	18.26
Total from investment operations	13.44	28.05	(9.52)	(11.17)	11.73	18.96
Distributions from net investment income	–	(.41)	(.66)	(.67)	(.50)	(.63)
Distributions from net realized gain	–	–	–	(7.09)	(4.00)	–
Total distributions	–	(.41)	(.66)	(7.76)	(4.50)	(.63)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$100.47	$87.03	$59.39	$69.57	$88.50	$81.27
Total ReturnD,E,F	15.44%	47.27%	(13.81)%	(12.59)%	14.65%	30.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%I	1.08%	1.08%	1.06%	1.07%	1.08%
Expenses net of fee waivers, if any	1.04%I	1.08%	1.08%	1.06%	1.07%	1.08%
Expenses net of all reductions	1.04%I	1.08%	1.07%	1.05%	1.06%	1.07%
Net investment income (loss)	.55%I	.48%	.87%	1.08%	.64%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$134,113	$101,238	$76,869	$126,182	$201,933	$229,086
Portfolio turnover rateJ	26%I	36%	69%	77%K	67%	49%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$86.14	$58.84	$68.98	$87.79	$80.66	$62.52
Income from Investment Operations
Net investment income (loss)B	.14	.14	.39	.61	.30	.47
Net realized and unrealized gain (loss)	13.03	27.42	(10.01)	(11.88)	11.08	18.12
Total from investment operations	13.17	27.56	(9.62)	(11.27)	11.38	18.59
Distributions from net investment income	–	(.26)	(.52)	(.45)	(.25)	(.45)
Distributions from net realized gain	–	–	–	(7.09)	(4.00)	–
Total distributions	–	(.26)	(.52)	(7.54)	(4.25)	(.45)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$99.31	$86.14	$58.84	$68.98	$87.79	$80.66
Total ReturnD,E,F	15.29%	46.86%	(14.05)%	(12.84)%	14.30%	29.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.36%	1.37%	1.35%	1.36%	1.39%
Expenses net of fee waivers, if any	1.31%I	1.36%	1.36%	1.35%	1.36%	1.39%
Expenses net of all reductions	1.30%I	1.36%	1.36%	1.34%	1.35%	1.38%
Net investment income (loss)	.28%I	.21%	.58%	.79%	.35%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$33,770	$24,768	$19,423	$27,436	$40,107	$40,935
Portfolio turnover rateJ	26%I	36%	69%	77%K	67%	49%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$83.76	$57.30	$67.13	$85.52	$78.72	$61.09
Income from Investment Operations
Net investment income (loss)B	(.10)	(.18)	.08	.25	(.09)	.15
Net realized and unrealized gain (loss)	12.68	26.64	(9.76)	(11.50)	10.80	17.68
Total from investment operations	12.58	26.46	(9.68)	(11.25)	10.71	17.83
Distributions from net investment income	–	–	(.15)	(.04)	(.02)	(.20)
Distributions from net realized gain	–	–	–	(7.09)	(3.89)	–
Total distributions	–	–	(.15)	(7.14)C	(3.91)	(.20)
Redemption fees added to paid in capitalB	–	–	–	–	–	–D
Net asset value, end of period	$96.34	$83.76	$57.30	$67.13	$85.52	$78.72
Total ReturnE,F,G	15.02%	46.18%	(14.46)%	(13.24)%	13.78%	29.21%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.80%J	1.83%	1.82%	1.81%	1.82%	1.83%
Expenses net of fee waivers, if any	1.80%J	1.83%	1.82%	1.81%	1.82%	1.82%
Expenses net of all reductions	1.79%J	1.83%	1.81%	1.79%	1.82%	1.82%
Net investment income (loss)	(.21)%J	(.27)%	.12%	.33%	(.11)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$22,933	$23,296	$24,239	$51,659	$85,792	$80,225
Portfolio turnover rateK	26%J	36%	69%	77%L	67%	49%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$87.46	$59.63	$69.84	$88.90	$81.64	$63.20
Income from Investment Operations
Net investment income (loss)B	.41	.53	.77	1.06	.79	.90
Net realized and unrealized gain (loss)	13.25	27.87	(10.14)	(12.09)	11.24	18.34
Total from investment operations	13.66	28.40	(9.37)	(11.03)	12.03	19.24
Distributions from net investment income	–	(.57)	(.84)	(.93)	(.77)	(.80)
Distributions from net realized gain	–	–	–	(7.09)	(4.00)	–
Total distributions	–	(.57)	(.84)	(8.03)C	(4.77)	(.80)
Redemption fees added to paid in capitalB	–	–	–	–	–	–D
Net asset value, end of period	$101.12	$87.46	$59.63	$69.84	$88.90	$81.64
Total ReturnE,F	15.62%	47.68%	(13.57)%	(12.35)%	14.96%	30.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.80%	.80%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.75%I	.80%	.80%	.79%	.79%	.81%
Expenses net of all reductions	.75%I	.80%	.79%	.78%	.79%	.81%
Net investment income (loss)	.84%I	.76%	1.14%	1.35%	.91%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$838,078	$533,073	$405,668	$626,759	$1,043,704	$882,504
Portfolio turnover rateJ	26%I	36%	69%	77%K	67%	49%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$87.29	$59.52	$69.70	$88.73	$81.49	$63.07
Income from Investment Operations
Net investment income (loss)B	.41	.55	.78	1.07	.80	.91
Net realized and unrealized gain (loss)	13.22	27.80	(10.12)	(12.08)	11.22	18.31
Total from investment operations	13.63	28.35	(9.34)	(11.01)	12.02	19.22
Distributions from net investment income	–	(.58)	(.84)	(.93)	(.78)	(.80)
Distributions from net realized gain	–	–	–	(7.09)	(4.00)	–
Total distributions	–	(.58)	(.84)	(8.02)	(4.78)	(.80)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$100.92	$87.29	$59.52	$69.70	$88.73	$81.49
Total ReturnD,E	15.61%	47.70%	(13.55)%	(12.34)%	14.97%	30.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.78%	.79%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.76%H	.78%	.79%	.78%	.79%	.79%
Expenses net of all reductions	.75%H	.78%	.78%	.77%	.78%	.78%
Net investment income (loss)	.83%H	.78%	1.16%	1.36%	.92%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$262,786	$190,132	$137,887	$254,240	$511,062	$335,124
Portfolio turnover rateI	26%H	36%	69%	77%J	67%	49%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$87.14	$59.40	$69.58	$79.81
Income from Investment Operations
Net investment income (loss)C	.47	.67	.88	.62
Net realized and unrealized gain (loss)	13.21	27.75	(10.10)	(6.96)
Total from investment operations	13.68	28.42	(9.22)	(6.34)
Distributions from net investment income	–	(.68)	(.96)	(.96)
Distributions from net realized gain	–	–	–	(2.93)
Total distributions	–	(.68)	(.96)	(3.89)
Redemption fees added to paid in capitalC	–	–	–	–
Net asset value, end of period	$100.82	$87.14	$59.40	$69.58
Total ReturnD,E	15.70%	47.92%	(13.43)%	(7.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.64%	.63%	.63%H
Expenses net of fee waivers, if any	.62%H	.64%	.63%	.62%H
Expenses net of all reductions	.62%H	.63%	.62%	.61%H
Net investment income (loss)	.97%H	.93%	1.31%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$80,979	$47,051	$13,267	$10,039
Portfolio turnover rateI	26%H	36%	69%	77%J

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Materials Portfolio	$200,797

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$428,124,143
Gross unrealized depreciation	(15,121,723)
Net unrealized appreciation (depreciation)	$413,002,420
Tax cost	$983,361,670

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(54,734,346)
Long-term	(18,045,734)
Total capital loss carryforward	$(72,780,080)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	478,382,130	159,804,094

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$153,507	$2,308
Class M	.25%	.25%	76,542	–
Class C	.75%	.25%	125,349	22,097
			$355,398	$24,405

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$34,239
Class M	4,095
Class C(a)	559
$38,893

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$130,115.21
Class M	34,440.23
Class C	26,814.21
Materials	676,704.17
Class I	214,317.18
Class Z	14,364.04
	$1,096,754

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Materials Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Materials Portfolio	$6,118

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Materials Portfolio	Borrower	$11,137,800.31%		$475

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	18,940,786	7,047,473

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Materials Portfolio	$1,002

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Materials Portfolio	$626	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $20,605 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,003.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2021	Year ended February 28, 2021
Materials Portfolio
Distributions to shareholders
Class A	$–	$459,155
Class M	–	75,042
Materials	–	3,226,797
Class I	–	1,194,642
Class Z	–	342,276
Total	$–	$5,297,912

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2021	Year ended February 28, 2021	Six months ended August 31, 2021	Year ended February 28, 2021
Materials Portfolio
Class A
Shares sold	304,395	232,580	$29,801,314	$16,623,421
Reinvestment of distributions	–	5,436	–	445,844
Shares redeemed	(132,857)	(369,056)	(12,907,885)	(24,644,731)
Net increase (decrease)	171,538	(131,040)	$16,893,429	$(7,575,466)
Class M
Shares sold	102,592	67,506	$10,030,294	$4,689,948
Reinvestment of distributions	–	920	–	74,674
Shares redeemed	(50,091)	(110,988)	(4,741,462)	(7,406,306)
Net increase (decrease)	52,501	(42,562)	$5,288,832	$(2,641,684)
Class C
Shares sold	73,786	32,214	$7,020,399	$2,496,383
Shares redeemed	(113,863)	(177,084)	(10,543,585)	(11,686,701)
Net increase (decrease)	(40,077)	(144,870)	$(3,523,186)	$(9,190,318)
Materials
Shares sold	4,257,386	1,230,906	$425,746,166	$96,760,419
Reinvestment of distributions	–	36,660	–	3,019,633
Shares redeemed	(2,064,391)	(1,975,420)	(202,860,176)	(133,695,250)
Net increase (decrease)	2,192,995	(707,854)	$222,885,990	$(33,915,198)
Class I
Shares sold	970,448	1,182,584	$94,695,699	$83,979,012
Reinvestment of distributions	–	13,454	–	1,106,042
Shares redeemed	(544,621)	(1,334,747)	(53,108,796)	(91,748,212)
Net increase (decrease)	425,827	(138,709)	$41,586,903	$(6,663,158)
Class Z
Shares sold	364,019	507,135	$35,659,796	$36,121,225
Reinvestment of distributions	–	4,066	–	333,648
Shares redeemed	(100,737)	(194,628)	(9,808,889)	(12,670,511)
Net increase (decrease)	263,282	316,573	$25,850,907	$23,784,362

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Chemicals Portfolio	.75%
Actual		$1,000.00	$1,169.10	$4.10
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Gold Portfolio
Class A	1.07%
Actual		$1,000.00	$1,084.50	$5.62
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class M	1.36%
Actual		$1,000.00	$1,082.70	$7.14
Hypothetical-C		$1,000.00	$1,018.35	$6.92
Class C	1.78%
Actual		$1,000.00	$1,080.70	$9.34
Hypothetical-C		$1,000.00	$1,016.23	$9.05
Gold	.76%
Actual		$1,000.00	$1,086.20	$4.00
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class I	.76%
Actual		$1,000.00	$1,086.20	$4.00
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class Z	.63%
Actual		$1,000.00	$1,087.00	$3.31
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Materials Portfolio
Class A	1.04%
Actual		$1,000.00	$1,154.40	$5.65
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class M	1.31%
Actual		$1,000.00	$1,152.90	$7.11
Hypothetical-C		$1,000.00	$1,018.60	$6.67
Class C	1.80%
Actual		$1,000.00	$1,150.20	$9.76
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Materials	.75%
Actual		$1,000.00	$1,156.20	$4.08
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class I	.76%
Actual		$1,000.00	$1,156.10	$4.13
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class Z	.62%
Actual		$1,000.00	$1,157.00	$3.37
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Chemicals Portfolio in August 2019 and July 2020, for Gold Portfolio in September 2018 and March 2019, and for Materials Portfolio in November 2017, November 2019, and May 2020. The Board will continue to monitor closely each fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Chemicals Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Gold Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 (which periods are reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019 and January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Materials Portfolio

The Board considered the fund’s underperformance for different time periods ended September 30, 2020 (which periods are reflected in the charts above). The Board noted that the fund’s underperformance has continued since the Board approved the management contract in January 2019 and January 2020. The Board’s discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund’s portfolio manager(s); broader trends in the market that may adversely impact a fund’s performance; and attribution reports on contributors to the fund’s underperformance. The Board engages with FMR on steps that might be taken to address a fund’s underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund’s performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of Chemicals Portfolio's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of Chemicals Portfolio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

In its review of the total expense ratio of each class of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of each fund compared to competitive fund median expenses. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund's representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class of each of Gold Portfolio and Materials Portfolio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELMT-SANN-1021
1.846035.114

Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio

Wireless Portfolio

Semi-Annual Report

August 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Telecommunications Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Verizon Communications, Inc.	24.6
AT&T, Inc.	15.4
T-Mobile U.S., Inc.	7.1
Liberty Global PLC Class C	5.0
Liberty Latin America Ltd. Class C	4.8
Iridium Communications, Inc.	4.7
Cogent Communications Group, Inc.	4.7
Comcast Corp. Class A	4.5
Liberty Broadband Corp. Class C	4.3
Bandwidth, Inc.	2.7
77.8

Top Industries (% of fund's net assets)

As of August 31, 2021
Diversified Telecommunication Services	68.4%
Wireless Telecommunication Services	14.5%
Media	10.6%
Software	1.6%
Construction & Engineering	1.2%
All Others*	3.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Telecommunications Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Communications Equipment - 0.8%
Communications Equipment - 0.8%
EchoStar Holding Corp. Class A (a)(b)	97,500	$2,632,500
Construction & Engineering - 1.2%
Construction & Engineering - 1.2%
Dycom Industries, Inc. (a)	52,800	3,977,424
Diversified Telecommunication Services - 68.4%
Alternative Carriers - 25.8%
Bandwidth, Inc. (a)	85,700	8,818,530
Cogent Communications Group, Inc.	209,739	15,222,857
Globalstar, Inc. (a)	528,900	1,052,511
Iridium Communications, Inc. (a)	342,311	15,236,263
Liberty Global PLC Class C (a)	555,336	16,093,637
Liberty Latin America Ltd. Class C (a)	1,078,033	15,512,895
Lumen Technologies, Inc. (b)	638,700	7,856,010
ORBCOMM, Inc. (a)	324,549	3,729,068
		83,521,771
Integrated Telecommunication Services - 42.6%
AT&T, Inc.	1,819,120	49,880,270
ATN International, Inc.	89,400	4,075,746
Radius Global Infrastructure, Inc. (a)(b)	251,100	4,489,668
Verizon Communications, Inc.	1,450,797	79,793,837
		138,239,521

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		221,761,292

Equity Real Estate Investment Trusts (REITs) - 0.8%
Specialized REITs - 0.8%
American Tower Corp.	8,600	2,512,662
IT Services - 0.4%
IT Consulting & Other Services - 0.4%
Amdocs Ltd.	17,300	1,332,619
Media - 10.6%
Cable & Satellite - 10.6%
Charter Communications, Inc. Class A (a)	7,300	5,961,618
Comcast Corp. Class A	239,900	14,557,132
Liberty Broadband Corp. Class C (a)	72,624	13,894,424
		34,413,174
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Refining & Marketing - 0.5%
Reliance Industries Ltd.	56,800	1,758,206
Software - 1.6%
Application Software - 1.6%
RingCentral, Inc. (a)	6,000	1,513,560
Vonage Holdings Corp. (a)	254,771	3,592,271
		5,105,831
Wireless Telecommunication Services - 14.5%
Wireless Telecommunication Services - 14.5%
Gogo, Inc. (a)	446,500	6,005,425
Millicom International Cellular SA (a)(b)	67,800	2,555,382
Shenandoah Telecommunications Co. (b)	86,523	2,580,981
T-Mobile U.S., Inc. (a)	168,424	23,077,456
Telephone & Data Systems, Inc.	335,764	6,822,724
U.S. Cellular Corp. (a)(b)	183,700	5,869,215
		46,911,183
TOTAL COMMON STOCKS
(Cost $239,892,758)		320,404,891

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.06% (c)	3,575,829	3,576,544
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	11,887,762	11,888,951
TOTAL MONEY MARKET FUNDS
(Cost $15,465,495)		15,465,495
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $255,358,253)		335,870,386
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(11,591,508)
NET ASSETS - 100%		$324,278,878

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,585,116	$42,454,713	$41,463,285	$590	$--	$--	$3,576,544	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	6,843,676	47,574,527	42,529,252	1,326	--	--	11,888,951	0.0%
Total	$9,428,792	$90,029,240	$83,992,537	$1,916	$--	$--	$15,465,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$320,404,891	$320,404,891	$--	$--
Money Market Funds	15,465,495	15,465,495	--	--
Total Investments in Securities:	$335,870,386	$335,870,386	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
United Kingdom	5.0%
Bermuda	4.8%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,884,535) — See accompanying schedule: Unaffiliated issuers (cost $239,892,758)	$320,404,891
Fidelity Central Funds (cost $15,465,495)	15,465,495
Total Investment in Securities (cost $255,358,253)		$335,870,386
Receivable for investments sold		641,940
Receivable for fund shares sold		78,908
Dividends receivable		329,835
Distributions receivable from Fidelity Central Funds		413
Prepaid expenses		2,089
Other receivables		13,248
Total assets		336,936,819
Liabilities
Payable for fund shares redeemed	$419,371
Accrued management fee	141,895
Distribution and service plan fees payable	16,800
Other affiliated payables	60,295
Other payables and accrued expenses	131,105
Collateral on securities loaned	11,888,475
Total liabilities		12,657,941
Net Assets		$324,278,878
Net Assets consist of:
Paid in capital		$222,944,681
Total accumulated earnings (loss)		101,334,197
Net Assets		$324,278,878
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,953,104 ÷ 458,550 shares)(a)		$69.68
Maximum offering price per share (100/94.25 of $69.68)		$73.93
Class M:
Net Asset Value and redemption price per share ($9,704,484 ÷ 140,340 shares)(a)		$69.15
Maximum offering price per share (100/96.50 of $69.15)		$71.66
Class C:
Net Asset Value and offering price per share ($7,259,619 ÷ 105,005 shares)(a)		$69.14
Telecommunications:
Net Asset Value, offering price and redemption price per share ($247,849,826 ÷ 3,525,010 shares)		$70.31
Class I:
Net Asset Value, offering price and redemption price per share ($17,865,606 ÷ 254,811 shares)		$70.11
Class Z:
Net Asset Value, offering price and redemption price per share ($9,646,239 ÷ 137,720 shares)		$70.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$4,944,269
Special dividends		1,663,556
Income from Fidelity Central Funds (including $1,326 from security lending)		1,916
Total income		6,609,741
Expenses
Management fee	$892,568
Transfer agent fees	308,336
Distribution and service plan fees	103,669
Accounting fees	66,081
Custodian fees and expenses	1,438
Independent trustees' fees and expenses	658
Registration fees	47,358
Audit	28,851
Legal	361
Interest	190
Miscellaneous	983
Total expenses before reductions	1,450,493
Expense reductions	(17,683)
Total expenses after reductions		1,432,810
Net investment income (loss)		5,176,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,804,008
Foreign currency transactions	(58)
Total net realized gain (loss)		17,803,950
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $28,246)	3,867,022
Assets and liabilities in foreign currencies	68
Total change in net unrealized appreciation (depreciation)		3,867,090
Net gain (loss)		21,671,040
Net increase (decrease) in net assets resulting from operations		$26,847,971

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,176,931	$4,177,193
Net realized gain (loss)	17,803,950	27,898,525
Change in net unrealized appreciation (depreciation)	3,867,090	25,037,863
Net increase (decrease) in net assets resulting from operations	26,847,971	57,113,581
Distributions to shareholders	(9,667,841)	(27,468,287)
Share transactions - net increase (decrease)	(43,717,407)	28,880,302
Total increase (decrease) in net assets	(26,537,277)	58,525,596
Net Assets
Beginning of period	350,816,155	292,290,559
End of period	$324,278,878	$350,816,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$66.52	$60.60	$55.68	$55.58	$69.61	$62.32
Income from Investment Operations
Net investment income (loss)B	.98C	.66	.87	1.10D	1.05	.88
Net realized and unrealized gain (loss)	4.16	10.61	5.86	.56	(3.38)	10.68
Total from investment operations	5.14	11.27	6.73	1.66	(2.33)	11.56
Distributions from net investment income	(.27)	(.39)	(.96)	(.94)	(1.31)	(1.11)
Distributions from net realized gain	(1.72)	(4.96)	(.85)	(.62)	(10.39)	(3.16)
Total distributions	(1.98)E	(5.35)	(1.81)	(1.56)	(11.70)	(4.27)
Redemption fees added to paid in capitalB	–	–	–	–	–	–F
Net asset value, end of period	$69.68	$66.52	$60.60	$55.68	$55.58	$69.61
Total ReturnG,H,I	7.75%	18.75%	12.12%	3.03%	(4.06)%	18.65%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.09%L	1.11%	1.18%	1.18%	1.14%	1.14%
Expenses net of fee waivers, if any	1.08%L	1.11%	1.17%	1.17%	1.14%	1.14%
Expenses net of all reductions	1.08%L	1.10%	1.17%	1.16%	1.12%	1.12%
Net investment income (loss)	2.81%C,L	1.01%	1.47%	1.96%D	1.59%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$31,953	$29,800	$21,376	$20,589	$17,816	$31,966
Portfolio turnover rateM	25%L	58%	58%	64%N	66%	105%N

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.84%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$66.09	$60.25	$55.40	$55.31	$69.33	$61.95
Income from Investment Operations
Net investment income (loss)B	.87C	.46	.70	.92D	.81	.65
Net realized and unrealized gain (loss)	4.14	10.54	5.83	.55	(3.36)	10.62
Total from investment operations	5.01	11.00	6.53	1.47	(2.55)	11.27
Distributions from net investment income	(.23)	(.20)	(.83)	(.76)	(1.07)	(.73)
Distributions from net realized gain	(1.72)	(4.96)	(.85)	(.62)	(10.39)	(3.16)
Total distributions	(1.95)	(5.16)	(1.68)	(1.38)	(11.47)E	(3.89)
Redemption fees added to paid in capitalB	–	–	–	–	–	–F
Net asset value, end of period	$69.15	$66.09	$60.25	$55.40	$55.31	$69.33
Total ReturnG,H,I	7.59%	18.39%	11.81%	2.69%	(4.40)%	18.26%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.39%L	1.41%	1.46%	1.50%	1.49%	1.46%
Expenses net of fee waivers, if any	1.38%L	1.41%	1.46%	1.49%	1.49%	1.46%
Expenses net of all reductions	1.38%L	1.40%	1.45%	1.48%	1.48%	1.44%
Net investment income (loss)	2.51%C,L	.71%	1.19%	1.64%D	1.24%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$9,704	$9,038	$6,919	$6,018	$4,847	$6,933
Portfolio turnover rateM	25%L	58%	58%	64%N	66%	105%N

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.53%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.19%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$66.17	$60.32	$55.45	$55.29	$69.24	$62.10
Income from Investment Operations
Net investment income (loss)B	.72C	.17	.46	.70D	.57	.37
Net realized and unrealized gain (loss)	4.14	10.54	5.82	.56	(3.36)	10.62
Total from investment operations	4.86	10.71	6.28	1.26	(2.79)	10.99
Distributions from net investment income	(.18)	(.07)	(.56)	(.48)	(.77)	(.69)
Distributions from net realized gain	(1.72)	(4.79)	(.85)	(.62)	(10.39)	(3.16)
Total distributions	(1.89)E	(4.86)	(1.41)	(1.10)	(11.16)	(3.85)
Redemption fees added to paid in capitalB	–	–	–	–	–	–F
Net asset value, end of period	$69.14	$66.17	$60.32	$55.45	$55.29	$69.24
Total ReturnG,H,I	7.36%	17.88%	11.34%	2.30%	(4.75)%	17.77%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.83%L	1.86%	1.88%	1.88%	1.86%	1.88%
Expenses net of fee waivers, if any	1.83%L	1.86%	1.87%	1.88%	1.86%	1.88%
Expenses net of all reductions	1.82%L	1.84%	1.87%	1.86%	1.85%	1.86%
Net investment income (loss)	2.07%C,L	.26%	.77%	1.26%D	.87%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$7,260	$7,801	$6,491	$6,994	$8,396	$13,528
Portfolio turnover rateM	25%L	58%	58%	64%N	66%	105%N

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.09%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .81%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$67.04	$60.99	$56.04	$55.88	$69.97	$62.58
Income from Investment Operations
Net investment income (loss)B	1.10C	.86	1.09	1.30D	1.28	1.12
Net realized and unrealized gain (loss)	4.19	10.71	5.90	.56	(3.42)	10.74
Total from investment operations	5.29	11.57	6.99	1.86	(2.14)	11.86
Distributions from net investment income	(.30)	(.57)	(1.19)	(1.08)	(1.56)	(1.31)
Distributions from net realized gain	(1.72)	(4.96)	(.85)	(.62)	(10.39)	(3.16)
Total distributions	(2.02)	(5.52)E	(2.04)	(1.70)	(11.95)	(4.47)
Redemption fees added to paid in capitalB	–	–	–	–	–	–F
Net asset value, end of period	$70.31	$67.04	$60.99	$56.04	$55.88	$69.97
Total ReturnG,H	7.91%	19.15%	12.50%	3.38%	(3.76)%	19.06%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.81%	.83%	.84%	.82%	.80%
Expenses net of fee waivers, if any	.79%K	.81%	.82%	.83%	.82%	.80%
Expenses net of all reductions	.78%K	.79%	.82%	.82%	.80%	.78%
Net investment income (loss)	3.11%C,K	1.31%	1.82%	2.30%D	1.92%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$247,850	$242,284	$219,854	$227,438	$320,908	$690,720
Portfolio turnover rateL	25%K	58%	58%	64%M	66%	105%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.13%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.85%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$66.84	$60.86	$55.84	$55.74	$69.82	$62.46
Income from Investment Operations
Net investment income (loss)B	1.10C	.88	1.04	1.27D	1.26	1.12
Net realized and unrealized gain (loss)	4.18	10.66	5.91	.57	(3.39)	10.70
Total from investment operations	5.28	11.54	6.95	1.84	(2.13)	11.82
Distributions from net investment income	(.29)	(.60)	(1.08)	(1.12)	(1.56)	(1.30)
Distributions from net realized gain	(1.72)	(4.96)	(.85)	(.62)	(10.39)	(3.16)
Total distributions	(2.01)	(5.56)	(1.93)	(1.74)	(11.95)	(4.46)
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$70.11	$66.84	$60.86	$55.84	$55.74	$69.82
Total ReturnF,G	7.92%	19.13%	12.47%	3.35%	(3.75)%	19.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.79%	.88%	.91%	.82%	.80%
Expenses net of fee waivers, if any	.78%J	.79%	.88%	.90%	.82%	.80%
Expenses net of all reductions	.77%J	.78%	.88%	.88%	.80%	.78%
Net investment income (loss)	3.12%C,J	1.33%	1.76%	2.23%D	1.91%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$17,866	$30,622	$12,428	$25,181	$8,332	$14,550
Portfolio turnover rateK	25%J	58%	58%	64%L	66%	105%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.14%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.79%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$66.75	$60.75	$55.84	$60.97
Income from Investment Operations
Net investment income (loss)C	1.15D	.95	1.20	.39E
Net realized and unrealized gain (loss)	4.16	10.67	5.86	(4.55)
Total from investment operations	5.31	11.62	7.06	(4.16)
Distributions from net investment income	(.31)	(.67)	(1.30)	(.97)
Distributions from net realized gain	(1.72)	(4.96)	(.85)	–
Total distributions	(2.02)F	(5.62)F	(2.15)	(.97)
Redemption fees added to paid in capitalC	–	–	–	–
Net asset value, end of period	$70.04	$66.75	$60.75	$55.84
Total ReturnG,H	7.99%	19.31%	12.68%	(6.80)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.65%K	.67%	.68%	.68%K
Expenses net of fee waivers, if any	.65%K	.67%	.67%	.66%K
Expenses net of all reductions	.64%K	.65%	.67%	.64%K
Net investment income (loss)	3.25%D,K	1.45%	1.97%	1.67%E,K
Supplemental Data
Net assets, end of period (000 omitted)	$9,646	$31,271	$25,223	$383
Portfolio turnover rateL	25%K	58%	58%	64%K,M

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.27%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$91,243,514
Gross unrealized depreciation	(11,735,253)
Net unrealized appreciation (depreciation)	$79,508,261
Tax cost	$256,362,125

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	41,245,456	88,532,823

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$40,116	$691
Class M	.25%	.25%	24,334	–
Class C	.75%	.25%	39,219	6,842
			$103,669	$7,533

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,518
Class M	1,039
Class C(a)	243
$7,800

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36,009.22
Class M	13,372.27
Class C	8,769.22
Telecommunications	228,749.18
Class I	18,733.17
Class Z	2,704.04
	$308,336

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Telecommunications Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Telecommunications Portfolio	$4,033

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Telecommunications Portfolio	Borrower	$7,875,000.29%		$190

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	244,586	2,151,595

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Telecommunications Portfolio	$323

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Telecommunications Portfolio	$132	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $15,106 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,577.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2021	Year ended February 28, 2021
Telecommunications Portfolio
Distributions to shareholders
Class A	$882,997	$2,060,688
Class M	268,760	618,358
Class C	218,321	543,576
Telecommunications	7,329,864	19,537,940
Class I	650,581	2,189,998
Class Z	317,318	2,517,727
Total	$9,667,841	$27,468,287

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2021	Year ended February 28, 2021	Six months ended August 31, 2021	Year ended February 28, 2021
Telecommunications Portfolio
Class A
Shares sold	59,156	237,010	$4,145,180	$15,495,311
Reinvestment of distributions	11,961	28,925	827,365	1,927,122
Shares redeemed	(60,548)	(170,717)	(4,213,071)	(10,895,362)
Net increase (decrease)	10,569	95,218	$759,474	$6,527,071
Class M
Shares sold	15,808	67,415	$1,097,645	$4,343,394
Reinvestment of distributions	3,905	9,283	268,365	615,502
Shares redeemed	(16,131)	(54,788)	(1,116,092)	(3,462,804)
Net increase (decrease)	3,582	21,910	$249,918	$1,496,092
Class C
Shares sold	7,076	46,003	$494,231	$2,905,117
Reinvestment of distributions	3,123	8,022	214,983	531,076
Shares redeemed	(23,085)	(43,758)	(1,611,992)	(2,786,911)
Net increase (decrease)	(12,886)	10,267	$(902,778)	$649,282
Telecommunications
Shares sold	197,854	1,081,282	$13,940,302	$67,328,134
Reinvestment of distributions	98,326	273,796	6,854,274	18,231,068
Shares redeemed	(385,327)	(1,345,550)	(27,240,767)	(84,870,427)
Net increase (decrease)	(89,147)	9,528	$(6,446,191)	$688,775
Class I
Shares sold	30,903	484,027	$2,172,044	$30,288,296
Reinvestment of distributions	8,740	30,580	607,542	2,061,536
Shares redeemed	(242,972)	(260,669)	(16,837,907)	(16,122,830)
Net increase (decrease)	(203,329)	253,938	$(14,058,321)	$16,227,002
Class Z
Shares sold	30,784	150,655	$2,162,135	$9,378,903
Reinvestment of distributions	3,164	25,742	219,642	1,706,940
Shares redeemed	(364,722)	(123,085)	(25,701,286)	(7,793,763)
Net increase (decrease)	(330,774)	53,312	$(23,319,509)	$3,292,080

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Wireless Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Apple, Inc.	12.8
American Tower Corp.	9.5
AT&T, Inc.	6.5
T-Mobile U.S., Inc.	6.1
Qualcomm, Inc.	4.8
Marvell Technology, Inc.	4.7
Facebook, Inc. Class A	4.4
Verizon Communications, Inc.	2.8
Ericsson (B Shares) sponsored ADR	2.8
SBA Communications Corp. Class A	2.6
57.0

Top Industries (% of fund's net assets)

As of August 31, 2021
Diversified Telecommunication Services	18.3%
Technology Hardware, Storage & Peripherals	14.6%
Equity Real Estate Investment Trusts (Reits)	13.7%
Semiconductors & Semiconductor Equipment	13.4%
Wireless Telecommunication Services	10.5%
All Others*	29.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Wireless Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Communications Equipment - 9.1%
Communications Equipment - 9.1%
CommScope Holding Co., Inc. (a)	265,600	$4,196,480
Ericsson:
(B Shares)	172,600	2,044,466
(B Shares) sponsored ADR	1,147,700	13,565,814
Motorola Solutions, Inc.	41,068	10,029,627
Nokia Corp. sponsored ADR (a)	1,834,500	10,933,620
ViaSat, Inc. (a)	67,401	3,480,588
		44,250,595
Diversified Telecommunication Services - 18.3%
Alternative Carriers - 2.8%
Iridium Communications, Inc. (a)	70,600	3,142,406
Liberty Global PLC Class A (a)	246,900	7,095,906
Liberty Latin America Ltd. Class C (a)	236,900	3,408,991
		13,647,303
Integrated Telecommunication Services - 15.5%
AT&T, Inc.	1,160,600	31,823,652
Bezeq The Israel Telecommunication Corp. Ltd. (a)	5,060,100	6,010,032
Cellnex Telecom SA (b)	91,115	6,239,874
Elisa Corp. (A Shares)	58,900	3,772,185
Orange SA ADR (c)	918,600	10,444,482
Telefonica SA sponsored ADR	704,937	3,489,438
Verizon Communications, Inc.	248,301	13,656,555
		75,436,218

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		89,083,521

Entertainment - 2.8%
Interactive Home Entertainment - 2.3%
Activision Blizzard, Inc.	97,200	8,006,364
Zynga, Inc. (a)	361,700	3,201,045
		11,207,409
Movies & Entertainment - 0.5%
Spotify Technology SA (a)	10,200	2,390,268

TOTAL ENTERTAINMENT		13,597,677

Equity Real Estate Investment Trusts (REITs) - 13.7%
Specialized REITs - 13.7%
American Tower Corp.	157,892	46,131,306
Crown Castle International Corp.	40,301	7,846,202
SBA Communications Corp. Class A	34,900	12,528,053
		66,505,561
Interactive Media & Services - 7.3%
Interactive Media & Services - 7.3%
Alphabet, Inc. Class A (a)	3,900	11,286,405
Facebook, Inc. Class A (a)	56,300	21,359,094
Snap, Inc. Class A (a)	39,200	2,983,512
		35,629,011
Internet & Direct Marketing Retail - 1.6%
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	2,200	7,635,738
Media - 1.0%
Cable & Satellite - 1.0%
DISH Network Corp. Class A (a)	115,249	5,023,704
Oil, Gas & Consumable Fuels - 1.6%
Oil & Gas Refining & Marketing - 1.6%
Reliance Industries Ltd.	243,900	7,549,763
Road & Rail - 2.0%
Trucking - 2.0%
Lyft, Inc. (a)	208,000	9,902,880
Semiconductors & Semiconductor Equipment - 13.4%
Semiconductors - 13.4%
Marvell Technology, Inc.	375,600	22,982,964
NXP Semiconductors NV	33,000	7,099,290
Qorvo, Inc. (a)	63,300	11,902,299
Qualcomm, Inc.	157,550	23,111,010
		65,095,563
Software - 3.8%
Application Software - 3.8%
LivePerson, Inc. (a)	84,000	5,384,400
RingCentral, Inc. (a)	39,300	9,913,818
Unity Software, Inc. (c)	25,500	3,232,125
Zoom Video Communications, Inc. Class A (a)	300	86,850
		18,617,193
Technology Hardware, Storage & Peripherals - 14.6%
Technology Hardware, Storage & Peripherals - 14.6%
Apple, Inc.	411,020	62,405,165
Samsung Electronics Co. Ltd.	131,560	8,707,057
		71,112,222
Wireless Telecommunication Services - 10.5%
Wireless Telecommunication Services - 10.5%
Bharti Airtel Ltd.	670,600	6,104,261
Millicom International Cellular SA (a)(c)	116,600	4,394,654
Rogers Communications, Inc. Class B (non-vtg.)	98,100	4,998,112
Shenandoah Telecommunications Co.	300	8,949
Spok Holdings, Inc.	1	10
T-Mobile U.S., Inc. (a)	215,216	29,488,896
Vodafone Group PLC sponsored ADR (c)	358,681	6,122,685
		51,117,567
TOTAL COMMON STOCKS
(Cost $295,097,597)		485,120,995

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.06% (d)	1,772,124	1,772,479
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	14,317,586	14,319,018
TOTAL MONEY MARKET FUNDS
(Cost $16,091,497)		16,091,497
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $311,189,094)		501,212,492
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(14,591,349)
NET ASSETS - 100%		$486,621,143

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,239,874 or 1.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,131,250	$49,024,723	$51,383,494	$605	$--	$--	$1,772,479	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	16,980,003	117,526,393	120,187,378	20,256	--	--	14,319,018	0.0%
Total	$21,111,253	$166,551,116	$171,570,872	$20,861	$--	$--	$16,091,497

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$485,120,995	$483,076,529	$2,044,466	$--
Money Market Funds	16,091,497	16,091,497	--	--
Total Investments in Securities:	$501,212,492	$499,168,026	$2,044,466	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.3%
Sweden	3.2%
Finland	3.0%
India	2.8%
United Kingdom	2.8%
France	2.2%
Spain	2.0%
Korea (South)	1.8%
Netherlands	1.5%
Israel	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,878,181) — See accompanying schedule: Unaffiliated issuers (cost $295,097,597)	$485,120,995
Fidelity Central Funds (cost $16,091,497)	16,091,497
Total Investment in Securities (cost $311,189,094)		$501,212,492
Receivable for investments sold		2,678,299
Receivable for fund shares sold		142,219
Dividends receivable		77,455
Distributions receivable from Fidelity Central Funds		2,037
Prepaid expenses		1,961
Other receivables		27,437
Total assets		504,141,900
Liabilities
Payable for investments purchased	$1,636,144
Payable for fund shares redeemed	414,914
Accrued management fee	211,253
Other affiliated payables	84,952
Other payables and accrued expenses	854,406
Collateral on securities loaned	14,319,088
Total liabilities		17,520,757
Net Assets		$486,621,143
Net Assets consist of:
Paid in capital		$282,373,403
Total accumulated earnings (loss)		204,247,740
Net Assets		$486,621,143
Net Asset Value, offering price and redemption price per share ($486,621,143 ÷ 32,904,136 shares)		$14.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$3,441,290
Income from Fidelity Central Funds (including $20,256 from security lending)		20,861
Total income		3,462,151
Expenses
Management fee	$1,228,362
Transfer agent fees	413,842
Accounting fees	90,946
Custodian fees and expenses	9,009
Independent trustees' fees and expenses	867
Registration fees	30,726
Audit	25,798
Legal	184
Miscellaneous	1,094
Total expenses before reductions	1,800,828
Expense reductions	(24,314)
Total expenses after reductions		1,776,514
Net investment income (loss)		1,685,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,218)	14,749,776
Foreign currency transactions	2,358
Total net realized gain (loss)		14,752,134
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $45,060)	45,309,203
Assets and liabilities in foreign currencies	2,656
Total change in net unrealized appreciation (depreciation)		45,311,859
Net gain (loss)		60,063,993
Net increase (decrease) in net assets resulting from operations		$61,749,630

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,685,637	$3,203,439
Net realized gain (loss)	14,752,134	21,464,476
Change in net unrealized appreciation (depreciation)	45,311,859	92,679,813
Net increase (decrease) in net assets resulting from operations	61,749,630	117,347,728
Distributions to shareholders	(13,751,465)	(30,160,728)
Share transactions
Proceeds from sales of shares	31,036,909	151,879,800
Reinvestment of distributions	13,051,136	28,391,578
Cost of shares redeemed	(45,760,830)	(182,471,304)
Net increase (decrease) in net assets resulting from share transactions	(1,672,785)	(2,199,926)
Total increase (decrease) in net assets	46,325,380	84,987,074
Net Assets
Beginning of period	440,295,763	355,308,689
End of period	$486,621,143	$440,295,763
Other Information
Shares
Sold	2,205,599	12,945,504
Issued in reinvestment of distributions	943,001	2,648,817
Redeemed	(3,261,289)	(15,799,791)
Net increase (decrease)	(112,689)	(205,470)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Wireless Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$10.69	$8.93	$10.29	$9.11	$7.85
Income from Investment Operations
Net investment income (loss)B	.05	.10	.14	.20C	.16	.10
Net realized and unrealized gain (loss)	1.82	3.50	1.93	(.24)D	1.39	1.71
Total from investment operations	1.87	3.60	2.07	(.04)	1.55	1.81
Distributions from net investment income	–	(.10)	(.12)	(.19)	(.14)	(.09)
Distributions from net realized gain	(.42)	(.86)	(.19)	(1.13)	(.24)	(.46)
Total distributions	(.42)	(.95)E	(.31)	(1.32)	(.37)E	(.55)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$14.79	$13.34	$10.69	$8.93	$10.29	$9.11
Total ReturnG,H	14.26%	36.09%	23.01%	.21%	17.21%	24.09%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.79%	.81%	.83%	.83%	.87%
Expenses net of fee waivers, if any	.77%K	.79%	.81%	.83%	.83%	.87%
Expenses net of all reductions	.76%K	.78%	.81%	.82%	.82%	.86%
Net investment income (loss)	.72%K	.80%	1.39%	2.07%C	1.61%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$486,621	$440,296	$355,309	$237,907	$275,742	$239,359
Portfolio turnover rateL	38%K	55%	78%	54%	85%	98%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .12%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$203,220,098
Gross unrealized depreciation	(13,566,614)
Net unrealized appreciation (depreciation)	$189,653,484
Tax cost	$311,559,008

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	88,218,498	100,353,528

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Wireless Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Wireless Portfolio	$2,251

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	2,565,331	4,588,537

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Wireless Portfolio	$419

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Wireless Portfolio	$2,046	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $20,797 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,517.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Telecommunications Portfolio
Class A	1.08%
Actual		$1,000.00	$1,077.50	$5.66
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class M	1.38%
Actual		$1,000.00	$1,075.90	$7.22
Hypothetical-C		$1,000.00	$1,018.25	$7.02
Class C	1.83%
Actual		$1,000.00	$1,073.60	$9.56
Hypothetical-C		$1,000.00	$1,015.98	$9.30
Telecommunications	.79%
Actual		$1,000.00	$1,079.10	$4.14
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class I	.78%
Actual		$1,000.00	$1,079.20	$4.09
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class Z	.65%
Actual		$1,000.00	$1,079.90	$3.41
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Wireless Portfolio	.77%
Actual		$1,000.00	$1,142.60	$4.16
Hypothetical-C		$1,000.00	$1,021.32	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Telecommunications Portfolio
Wireless Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Telecommunications Portfolio

Wireless Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of Telecommunications Portfolio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class of Telecommunications Portfolio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

In its review of Wireless Portfolio's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

For Wireless Portfolio, the Board noted that the total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELTS-SANN-1021
1.846053.114

Fidelity® Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio (to be renamed Tech Hardware Portfolio effective November 13, 2021)

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Communications Equipment Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Computers Portfolio
Investment Summary
Schedule of Investments
Financial Statements
IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Technology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In May 2021, the Board of Trustees approved a proposal to reposition Fidelity Select Computers Portfolio with a broader, modernized mandate and rename it Fidelity Select Tech Hardware Portfolio on November 13, 2021. In conjunction with the repositioning, Fidelity intends to change the fund’s supplemental benchmark to the FactSet Technology Hardware Index, which better reflects the fund’s updated investment focus.

Communications Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Cisco Systems, Inc.	23.9
Ericsson (B Shares) sponsored ADR	14.0
Motorola Solutions, Inc.	6.4
Nokia Corp. sponsored ADR	5.1
Lumentum Holdings, Inc.	4.9
Arista Networks, Inc.	4.9
F5 Networks, Inc.	4.9
Ciena Corp.	4.6
Calix, Inc.	4.5
Juniper Networks, Inc.	3.6
76.8

Top Industries (% of fund's net assets)

As of August 31, 2021
Communications Equipment	96.7%
Software	1.5%
All Others*	1.8%

* Includes short-term investments and net other assets (liabilities).

Communications Equipment Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Communications Equipment - 96.7%
Communications Equipment - 96.7%
ADTRAN, Inc.	129,625	$2,678,053
Arista Networks, Inc. (a)	24,571	9,079,722
Calix, Inc. (a)	177,019	8,249,085
Cambium Networks Corp. (a)	55,800	2,090,826
Casa Systems, Inc. (a)	189,303	1,332,693
Ciena Corp. (a)	150,019	8,570,585
Cisco Systems, Inc.	750,414	44,289,436
CommScope Holding Co., Inc. (a)	305,914	4,833,441
Digi International, Inc. (a)(b)	60,700	1,334,186
EchoStar Holding Corp. Class A (a)(b)	132,378	3,574,206
Ericsson (B Shares) sponsored ADR	2,185,456	25,832,090
Evertz Technologies Ltd.	43,996	460,308
Extreme Networks, Inc. (a)	304,078	3,293,165
F5 Networks, Inc. (a)	44,162	8,990,058
Harmonic, Inc. (a)	151,068	1,395,868
Inseego Corp. (a)(b)	71,031	596,660
Juniper Networks, Inc.	232,229	6,729,996
Lumentum Holdings, Inc. (a)	105,238	9,117,820
Motorola Solutions, Inc.	48,356	11,809,502
NetScout Systems, Inc. (a)	117,459	3,220,726
Nokia Corp. sponsored ADR (a)	1,583,990	9,440,580
Radware Ltd. (a)	8	274
Ribbon Communications, Inc. (a)	97,827	638,810
Sierra Wireless, Inc. (a)	92,711	1,515,973
ViaSat, Inc. (a)	91,968	4,749,228
Viavi Solutions, Inc. (a)	313,869	5,112,926
		178,936,217
Software - 1.5%
Application Software - 0.1%
Citrix Systems, Inc.	13	1,337
Smith Micro Software, Inc. (a)(b)	25,706	128,273
		129,610
Systems Software - 1.4%
Cloudflare, Inc. (a)	7,513	907,120
CommVault Systems, Inc. (a)	30	2,429
Palo Alto Networks, Inc. (a)	2,100	968,184
Ping Identity Holding Corp. (a)	11,100	288,045
Rapid7, Inc. (a)	3,998	485,837
		2,651,615

TOTAL SOFTWARE		2,781,225

TOTAL COMMON STOCKS
(Cost $112,515,155)		181,717,442

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.06% (c)	3,344,033	3,344,702
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	4,396,974	4,397,414
TOTAL MONEY MARKET FUNDS
(Cost $7,742,116)		7,742,116
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $120,257,271)		189,459,558
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(4,512,267)
NET ASSETS - 100%		$184,947,291

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,167,158	$24,440,604	$22,263,060	$409	$--	$--	$3,344,702	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	9,410,314	37,892,808	42,905,708	3,947	--	--	4,397,414	0.0%
Total	$10,577,472	$62,333,412	$65,168,768	$4,356	$--	$--	$7,742,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$181,717,442	$181,717,442	$--	$--
Money Market Funds	7,742,116	7,742,116	--	--
Total Investments in Securities:	$189,459,558	$189,459,558	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.7%
Sweden	14.0%
Finland	5.1%
Cayman Islands	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,367,558) — See accompanying schedule: Unaffiliated issuers (cost $112,515,155)	$181,717,442
Fidelity Central Funds (cost $7,742,116)	7,742,116
Total Investment in Securities (cost $120,257,271)		$189,459,558
Foreign currency held at value (cost $8)		8
Receivable for fund shares sold		8,187
Dividends receivable		58,112
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		1,208
Other receivables		4,667
Total assets		189,532,167
Liabilities
Payable for fund shares redeemed	$24,519
Accrued management fee	80,080
Other affiliated payables	34,028
Other payables and accrued expenses	49,099
Collateral on securities loaned	4,397,150
Total liabilities		4,584,876
Net Assets		$184,947,291
Net Assets consist of:
Paid in capital		$102,971,701
Total accumulated earnings (loss)		81,975,590
Net Assets		$184,947,291
Net Asset Value, offering price and redemption price per share ($184,947,291 ÷ 3,960,443 shares)		$46.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$973,981
Income from Fidelity Central Funds (including $3,947 from security lending)		4,356
Total income		978,337
Expenses
Management fee	$474,687
Transfer agent fees	171,877
Accounting fees	35,145
Custodian fees and expenses	1,535
Independent trustees' fees and expenses	333
Registration fees	14,625
Audit	17,383
Legal	288
Miscellaneous	30,133
Total expenses before reductions	746,006
Expense reductions	(7,620)
Total expenses after reductions		738,386
Net investment income (loss)		239,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,884,975
Foreign currency transactions	1,492
Total net realized gain (loss)		13,886,467
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,254,271
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		12,254,270
Net gain (loss)		26,140,737
Net increase (decrease) in net assets resulting from operations		$26,380,688

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$239,951	$629,632
Net realized gain (loss)	13,886,467	3,203,919
Change in net unrealized appreciation (depreciation)	12,254,270	36,373,245
Net increase (decrease) in net assets resulting from operations	26,380,688	40,206,796
Distributions to shareholders	(1,405,022)	(643,329)
Share transactions
Proceeds from sales of shares	6,708,731	16,670,458
Reinvestment of distributions	1,316,710	600,577
Cost of shares redeemed	(18,928,078)	(31,097,669)
Net increase (decrease) in net assets resulting from share transactions	(10,902,637)	(13,826,634)
Total increase (decrease) in net assets	14,073,029	25,736,833
Net Assets
Beginning of period	170,874,262	145,137,429
End of period	$184,947,291	$170,874,262
Other Information
Shares
Sold	153,787	454,656
Issued in reinvestment of distributions	29,993	16,299
Redeemed	(433,240)	(918,846)
Net increase (decrease)	(249,460)	(447,891)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Communications Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.59	$31.16	$40.36	$39.13	$34.12	$26.71
Income from Investment Operations
Net investment income (loss)B	.06	.15	.19	.25	.17	.38
Net realized and unrealized gain (loss)	6.39	9.44	(7.51)	3.76	5.45C	7.39
Total from investment operations	6.45	9.59	(7.32)	4.01	5.62	7.77
Distributions from net investment income	(.01)	(.16)	(.20)	(.17)D	(.33)	(.36)
Distributions from net realized gain	(.33)	–	(1.69)	(2.61)D	(.28)	–
Total distributions	(.34)	(.16)	(1.88)E	(2.78)	(.61)	(.36)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$46.70	$40.59	$31.16	$40.36	$39.13	$34.12
Total ReturnG,H	15.95%	30.81%	(18.84)%	11.11%	16.71%C	29.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	.81%K,L	.87%	.83%	.84%	.85%	.88%
Expenses net of fee waivers, if any	.81%K,L	.87%	.83%	.84%	.85%	.88%
Expenses net of all reductions	.80%K,L	.84%	.82%	.83%	.85%	.88%
Net investment income (loss)	.28%K,L	.43%	.50%	.66%	.48%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$184,947	$170,874	$145,137	$218,945	$209,178	$204,651
Portfolio turnover rateM	39%K	110%	108%	71%	56%	38%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 16.67%..

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Proxy expenses are not annualized.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Apple, Inc.	16.5
Sony Group Corp.	13.6
Samsung Electronics Co. Ltd.	13.5
Dell Technologies, Inc.	6.2
FUJIFILM Holdings Corp.	4.3
Western Digital Corp.	3.6
Seagate Technology Holdings PLC	3.5
NetApp, Inc.	3.5
Pure Storage, Inc. Class A	3.5
HP, Inc.	3.4
71.6

Top Industries (% of fund's net assets)

As of August 31, 2021
Technology Hardware, Storage & Peripherals	70.6%
Household Durables	16.0%
Electronic Equipment & Components	3.8%
Software	3.7%
Interactive Media & Services	3.2%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Computers Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Electronic Equipment & Components - 3.8%
Electronic Components - 3.8%
AU Optronics Corp.	12,492,634	$7,892,903
Kyocera Corp.	356,369	22,176,087
		30,068,990
Household Durables - 16.0%
Consumer Electronics - 16.0%
LG Electronics, Inc.	101,326	12,415,420
Sonos, Inc. (a)	169,974	6,753,067
Sony Group Corp.	1,046,490	108,202,233
		127,370,720
Interactive Media & Services - 3.2%
Interactive Media & Services - 3.2%
Alphabet, Inc. Class A (a)	8,694	25,160,001
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc.	1,800	344,520
Machinery - 1.0%
Industrial Machinery - 1.0%
Kornit Digital Ltd. (a)	59,390	7,742,674
Semiconductors & Semiconductor Equipment - 0.5%
Semiconductors - 0.5%
NVIDIA Corp.	17,844	3,994,379
Software - 3.7%
Application Software - 0.0%
Jamf Holding Corp. (a)(b)	700	24,605
Systems Software - 3.7%
CyberArk Software Ltd. (a)	24,159	4,057,262
FireEye, Inc. (a)	222,500	4,047,275
KnowBe4, Inc. (a)	116,108	2,857,418
Microsoft Corp.	40,326	12,173,613
NortonLifeLock, Inc.	68,988	1,832,321
Ping Identity Holding Corp. (a)(b)	150,721	3,911,210
SentinelOne, Inc.	3,500	223,755
Varonis Systems, Inc. (a)	11,609	801,137
		29,903,991

TOTAL SOFTWARE		29,928,596

Technology Hardware, Storage & Peripherals - 70.6%
Technology Hardware, Storage & Peripherals - 70.6%
Apple, Inc.	869,089	131,953,784
ASUSTeK Computer, Inc.	523,956	6,138,333
Canon, Inc.	959,500	22,828,548
Dell Technologies, Inc. (a)	507,614	49,472,060
Diebold Nixdorf, Inc. (a)(b)	235,447	2,561,663
FUJIFILM Holdings Corp.	420,223	34,636,933
Hewlett Packard Enterprise Co.	1,583,041	24,473,814
HP, Inc.	923,851	27,475,329
Lenovo Group Ltd.	4,584,297	5,080,925
Logitech International SA (b)	31,169	3,190,147
Logitech International SA (Reg.)	227,344	23,247,057
NCR Corp. (a)(b)	240,350	10,210,068
NetApp, Inc.	316,162	28,116,287
Pure Storage, Inc. Class A (a)	1,067,568	27,575,281
Samsung Electronics Co. Ltd.	1,622,811	107,402,767
Seagate Technology Holdings PLC	321,007	28,117,003
Western Digital Corp. (a)	458,046	28,948,507
Xerox Holdings Corp.	118,610	2,669,911
		564,098,417
TOTAL COMMON STOCKS
(Cost $438,103,897)		788,708,297

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (c)	10,963,771	10,965,964
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	9,021,023	9,021,925
TOTAL MONEY MARKET FUNDS
(Cost $19,987,889)		19,987,889
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $458,091,786)		808,696,186
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(10,196,148)
NET ASSETS - 100%		$798,500,038

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,715,475	$122,568,226	$122,317,737	$2,377	$--	$--	$10,965,964	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	289,425	99,125,366	90,392,866	17,458	--	--	9,021,925	0.0%
Total	$11,004,900	$221,693,592	$212,710,603	$19,835	$--	$--	$19,987,889

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$788,708,297	$649,784,613	$138,923,684	$--
Money Market Funds	19,987,889	19,987,889	--	--
Total Investments in Securities:	$808,696,186	$669,772,502	$138,923,684	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	50.6%
Japan	23.6%
Korea (South)	15.1%
Ireland	3.5%
Switzerland	3.3%
Taiwan	1.8%
Israel	1.5%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,707,465) — See accompanying schedule: Unaffiliated issuers (cost $438,103,897)	$788,708,297
Fidelity Central Funds (cost $19,987,889)	19,987,889
Total Investment in Securities (cost $458,091,786)		$808,696,186
Receivable for fund shares sold		122,860
Dividends receivable		195,833
Distributions receivable from Fidelity Central Funds		3,326
Prepaid expenses		3,661
Other receivables		232,078
Total assets		809,253,944
Liabilities
Payable for fund shares redeemed	$1,149,410
Accrued management fee	343,991
Other affiliated payables	111,629
Other payables and accrued expenses	126,951
Collateral on securities loaned	9,021,925
Total liabilities		10,753,906
Net Assets		$798,500,038
Net Assets consist of:
Paid in capital		$409,263,028
Total accumulated earnings (loss)		389,237,010
Net Assets		$798,500,038
Net Asset Value, offering price and redemption price per share ($798,500,038 ÷ 7,004,580 shares)		$114.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$4,952,679
Income from Fidelity Central Funds (including $17,458 from security lending)		19,835
Total income		4,972,514
Expenses
Management fee	$2,082,721
Transfer agent fees	551,228
Accounting fees	137,508
Custodian fees and expenses	25,853
Independent trustees' fees and expenses	1,472
Registration fees	30,740
Audit	17,856
Legal	1,443
Interest	662
Miscellaneous	25,096
Total expenses before reductions	2,874,579
Expense reductions	(81,049)
Total expenses after reductions		2,793,530
Net investment income (loss)		2,178,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,006,222
Foreign currency transactions	(88,294)
Total net realized gain (loss)		41,917,928
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	17,877,740
Assets and liabilities in foreign currencies	54,195
Total change in net unrealized appreciation (depreciation)		17,931,935
Net gain (loss)		59,849,863
Net increase (decrease) in net assets resulting from operations		$62,028,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,178,984	$6,103,803
Net realized gain (loss)	41,917,928	94,734,806
Change in net unrealized appreciation (depreciation)	17,931,935	193,184,672
Net increase (decrease) in net assets resulting from operations	62,028,847	294,023,281
Distributions to shareholders	(66,247,900)	(61,816,773)
Share transactions
Proceeds from sales of shares	76,589,601	88,420,400
Reinvestment of distributions	63,329,782	59,014,619
Cost of shares redeemed	(107,976,339)	(142,658,039)
Net increase (decrease) in net assets resulting from share transactions	31,943,044	4,776,980
Total increase (decrease) in net assets	27,723,991	236,983,488
Net Assets
Beginning of period	770,776,047	533,792,559
End of period	$798,500,038	$770,776,047
Other Information
Shares
Sold	677,567	905,980
Issued in reinvestment of distributions	563,132	681,911
Redeemed	(953,878)	(1,658,159)
Net increase (decrease)	286,821	(70,268)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Computers Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$114.74	$78.64	$75.84	$92.81	$83.01	$62.46
Income from Investment Operations
Net investment income (loss)B	.31	.93C	1.51D	.81	.67	.73
Net realized and unrealized gain (loss)	8.80	44.83	11.48	(1.67)	19.24	24.69
Total from investment operations	9.11	45.76	12.99	(.86)	19.91	25.42
Distributions from net investment income	(.46)	(1.61)	(.77)	(.88)E	(.73)E	(.88)
Distributions from net realized gain	(9.39)	(8.05)	(9.42)	(15.23)E	(9.38)E	(4.00)
Total distributions	(9.85)	(9.66)	(10.19)	(16.11)	(10.11)	(4.87)F
Redemption fees added to paid in capitalB	–	–	–	–	–G	–G
Net asset value, end of period	$114.00	$114.74	$78.64	$75.84	$92.81	$83.01
Total ReturnH,I	8.06%	62.60%	17.80%	.54%	24.82%	41.57%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.72%L,M	.74%	.76%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.72%L,M	.74%	.76%	.77%	.79%	.81%
Expenses net of all reductions	.70%L,M	.73%	.75%	.77%	.78%	.81%
Net investment income (loss)	.55%L,M	1.04%C	1.95%D	.90%	.75%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$798,500	$770,776	$533,793	$491,780	$538,332	$472,745
Portfolio turnover rateN	61%L	78%	116%	81%	57%	49%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.44 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.78 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .94%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions per share do not sum due to rounding.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Proxy expenses are not annualized.

 N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
MasterCard, Inc. Class A	16.0
Visa, Inc. Class A	14.2
PayPal Holdings, Inc.	13.3
Square, Inc.	6.1
Intuit, Inc.	4.2
Accenture PLC Class A	3.6
Twilio, Inc. Class A	3.3
Fiserv, Inc.	2.9
DXC Technology Co.	2.6
Cognizant Technology Solutions Corp. Class A	2.4
68.6

Top Industries (% of fund's net assets)

As of August 31, 2021
IT Services	83.8%
Software	9.4%
Interactive Media & Services	2.3%
Media	1.9%
Professional Services	0.9%
All Others*	1.7%

* Includes short-term investments and net other assets (liabilities).

IT Services Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Interactive Media & Services - 2.3%
Interactive Media & Services - 2.3%
Facebook, Inc. Class A (a)	171,700	$65,139,546
Match Group, Inc. (a)	238,130	32,728,587
		97,868,133
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Global-e Online Ltd. (a)	274,225	21,652,806
IT Services - 83.8%
Data Processing & Outsourced Services - 62.8%
Adyen BV (a)(b)	10,600	34,224,865
Automatic Data Processing, Inc.	234,075	48,931,038
Dlocal Ltd.	48,500	3,104,000
Fidelity National Information Services, Inc.	649,097	82,935,124
Fiserv, Inc. (a)	1,069,617	125,990,186
FleetCor Technologies, Inc. (a)	95,000	25,011,600
Flywire Corp. (a)	63,500	2,788,285
Genpact Ltd.	1,198,080	62,156,390
Global Payments, Inc.	471,803	76,734,040
MasterCard, Inc. Class A	2,006,400	694,675,873
Paymentus Holdings, Inc. (a)	97,600	2,503,440
PayPal Holdings, Inc. (a)	1,996,140	576,205,772
Square, Inc. (a)	991,000	265,657,370
TaskUs, Inc.	179,937	11,318,037
The Western Union Co.	4,800	103,872
Ttec Holdings, Inc.	2,000	210,920
Visa, Inc. Class A (c)	2,691,148	616,542,007
WEX, Inc. (a)	700	128,499
WNS Holdings Ltd. sponsored ADR (a)	1,102,692	91,457,274
		2,720,678,592
Internet Services & Infrastructure - 6.9%
GoDaddy, Inc. (a)	873,927	64,067,588
MongoDB, Inc. Class A (a)	141,900	55,600,677
Snowflake Computing, Inc.	67,700	20,604,495
Twilio, Inc. Class A (a)	405,100	144,604,496
VeriSign, Inc. (a)	70,000	15,138,200
		300,015,456
IT Consulting & Other Services - 14.1%
Accenture PLC Class A	461,680	155,383,021
Amdocs Ltd.	800,100	61,631,703
Cognizant Technology Solutions Corp. Class A	1,377,732	105,134,729
DXC Technology Co. (a)	3,057,200	112,260,384
EPAM Systems, Inc. (a)	129,500	81,948,895
Gartner, Inc. (a)	106,700	32,942,558
Globant SA (a)	79,200	25,524,576
IBM Corp.	142,550	20,005,467
Liveramp Holdings, Inc. (a)	247,200	12,112,800
Unisys Corp. (a)	167,753	4,061,300
		611,005,433

TOTAL IT SERVICES		3,631,699,481

Media - 1.9%
Advertising - 1.9%
S4 Capital PLC (a)	7,291,988	81,606,673
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
Alight, Inc. (d)	2,500,000	27,475,000
Alight, Inc. Class A (a)	1,235,200	13,574,848
		41,049,848
Research & Consulting Services - 0.0%
Science Applications Internati	800	67,384

TOTAL PROFESSIONAL SERVICES		41,117,232

Software - 9.4%
Application Software - 8.9%
Adobe, Inc. (a)	36,169	24,005,365
Alkami Technology, Inc. (a)	2,200	62,832
Black Knight, Inc. (a)	405,900	30,714,453
Blend Labs, Inc. (c)	910,253	14,736,996
Ceridian HCM Holding, Inc. (a)	761,473	85,551,492
Intuit, Inc.	321,356	181,922,845
Paycom Software, Inc. (a)	92,600	45,272,140
Riskified Ltd. (a)	15,100	486,975
		382,753,098
Systems Software - 0.5%
UiPath, Inc. Class A (a)(c)	355,500	22,467,600

TOTAL SOFTWARE		405,220,698

TOTAL COMMON STOCKS
(Cost $1,734,542,937)		4,279,165,023

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.06% (e)	14,411,277	14,414,159
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	159,582,381	159,598,340
TOTAL MONEY MARKET FUNDS
(Cost $174,012,499)		174,012,499
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,908,555,436)		4,453,177,522
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(121,158,177)
NET ASSETS - 100%		$4,332,019,345

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,224,865 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,475,000 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alight, Inc.	1/25/21	$25,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$281,227,061	$266,812,902	$1,724	$--	$--	$14,414,159	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	136,234,240	168,316,442	144,952,342	114,502	--	--	159,598,340	0.5%
Total	$136,234,240	$449,543,503	$411,765,244	$116,226	$--	$--	$174,012,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,279,165,023	$4,279,165,023	$--	$--
Money Market Funds	174,012,499	174,012,499	--	--
Total Investments in Securities:	$4,453,177,522	$4,453,177,522	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Ireland	3.6%
Bailiwick of Jersey	2.1%
United Kingdom	1.9%
Bermuda	1.4%
Bailiwick of Guernsey	1.4%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $154,703,525) — See accompanying schedule: Unaffiliated issuers (cost $1,734,542,937)	$4,279,165,023
Fidelity Central Funds (cost $174,012,499)	174,012,499
Total Investment in Securities (cost $1,908,555,436)		$4,453,177,522
Receivable for investments sold		43,432,224
Receivable for fund shares sold		570,242
Dividends receivable		1,201,331
Distributions receivable from Fidelity Central Funds		59,255
Prepaid expenses		16,446
Other receivables		65,118
Total assets		4,498,522,138
Liabilities
Payable for fund shares redeemed	$4,387,997
Accrued management fee	1,897,727
Other affiliated payables	605,628
Other payables and accrued expenses	29,191
Collateral on securities loaned	159,582,250
Total liabilities		166,502,793
Net Assets		$4,332,019,345
Net Assets consist of:
Paid in capital		$1,473,746,113
Total accumulated earnings (loss)		2,858,273,232
Net Assets		$4,332,019,345
Net Asset Value, offering price and redemption price per share ($4,332,019,345 ÷ 42,988,520 shares)		$100.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$7,753,260
Income from Fidelity Central Funds (including $114,502 from security lending)		116,226
Total income		7,869,486
Expenses
Management fee	$11,158,607
Transfer agent fees	3,100,178
Accounting fees	525,076
Custodian fees and expenses	12,590
Independent trustees' fees and expenses	7,950
Registration fees	22,603
Audit	25,740
Legal	1,710
Interest	2,954
Miscellaneous	13,241
Total expenses before reductions	14,870,649
Expense reductions	(127,462)
Total expenses after reductions		14,743,187
Net investment income (loss)		(6,873,701)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	324,191,549
Foreign currency transactions	(44,309)
Total net realized gain (loss)		324,147,240
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	121,822,816
Unfunded commitments	1,600,000
Assets and liabilities in foreign currencies	225
Total change in net unrealized appreciation (depreciation)		123,423,041
Net gain (loss)		447,570,281
Net increase (decrease) in net assets resulting from operations		$440,696,580

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,873,701)	$(4,189,911)
Net realized gain (loss)	324,147,240	390,511,242
Change in net unrealized appreciation (depreciation)	123,423,041	769,091,316
Net increase (decrease) in net assets resulting from operations	440,696,580	1,155,412,647
Distributions to shareholders	(144,562,152)	(223,164,335)
Share transactions
Proceeds from sales of shares	171,739,585	802,890,356
Reinvestment of distributions	136,391,600	210,531,333
Cost of shares redeemed	(407,557,258)	(1,909,473,070)
Net increase (decrease) in net assets resulting from share transactions	(99,426,073)	(896,051,381)
Total increase (decrease) in net assets	196,708,355	36,196,931
Net Assets
Beginning of period	4,135,310,990	4,099,114,059
End of period	$4,332,019,345	$4,135,310,990
Other Information
Shares
Sold	1,772,376	10,373,759
Issued in reinvestment of distributions	1,425,349	2,363,917
Redeemed	(4,231,243)	(24,393,398)
Net increase (decrease)	(1,033,518)	(11,655,722)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$93.94	$73.62	$64.96	$58.69	$44.84	$37.16
Income from Investment Operations
Net investment income (loss)B	(.16)	(.09)	.03	.04	.04	.13C
Net realized and unrealized gain (loss)	10.32	25.34	10.36	8.92	15.50	7.68
Total from investment operations	10.16	25.25	10.39	8.96	15.54	7.81
Distributions from net investment income	–	(.01)	(.03)	(.03)	(.02)	(.13)
Distributions from net realized gain	(3.33)	(4.93)	(1.70)	(2.66)	(1.67)	–
Total distributions	(3.33)	(4.93)D	(1.73)	(2.69)	(1.69)	(.13)
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$100.77	$93.94	$73.62	$64.96	$58.69	$44.84
Total ReturnF,G	11.01%	34.67%	15.99%	16.04%	35.17%	21.05%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.72%	.73%	.74%	.77%	.79%
Expenses net of fee waivers, if any	.70%J	.72%	.73%	.74%	.77%	.79%
Expenses net of all reductions	.69%J	.72%	.73%	.74%	.77%	.79%
Net investment income (loss)	(.32)%J	(.11)%	.04%	.06%	.08%	.33%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,332,019	$4,135,311	$4,099,114	$2,867,321	$2,284,152	$1,663,802
Portfolio turnover rateK	30%J	31%	24%	26%	26%	27%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
NVIDIA Corp.	24.8
NXP Semiconductors NV	8.0
Marvell Technology, Inc.	7.4
Microchip Technology, Inc.	5.1
ON Semiconductor Corp.	4.7
Lam Research Corp.	4.4
Analog Devices, Inc.	4.1
Texas Instruments, Inc.	3.7
Intel Corp.	3.6
Broadcom, Inc.	3.3
69.1

Top Industries (% of fund's net assets)

As of August 31, 2021
Semiconductors & Semiconductor Equipment	93.0%
Electronic Equipment & Components	2.1%
Software	2.0%
Technology Hardware, Storage & Peripherals	0.9%
Electrical Equipment	0.2%
All Others*	1.8%

* Includes short-term investments and net other assets (liabilities).

Semiconductors Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Array Technologies, Inc.	983,600	18,757,252
Electronic Equipment & Components - 2.1%
Electronic Equipment & Instruments - 0.3%
Advanced Energy Industries, Inc.	200,564	18,086,862
Electronic Manufacturing Services - 1.8%
Flex Ltd. (a)	1,904,000	35,376,320
Jabil, Inc.	1,544,658	95,428,971
		130,805,291

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		148,892,153

Semiconductors & Semiconductor Equipment - 92.9%
Semiconductor Equipment - 11.6%
Applied Materials, Inc.	959,000	129,589,670
Enphase Energy, Inc. (a)	175,700	30,524,361
KLA Corp.	234,113	79,589,055
Lam Research Corp.	522,973	316,304,530
Nova Ltd. (a)(b)	900,300	91,065,345
Teradyne, Inc.	1,574,622	191,222,096
		838,295,057
Semiconductors - 81.3%
Advanced Micro Devices, Inc. (a)	1,392,400	154,166,528
Alpha & Omega Semiconductor Ltd. (a)	742,296	21,563,699
Analog Devices, Inc.	1,804,338	294,016,877
ASE Technology Holding Co. Ltd. ADR	1,396,600	12,946,482
Broadcom, Inc.	478,650	237,989,567
Cirrus Logic, Inc. (a)	1,302,760	109,001,929
Cree, Inc. (a)	166,100	14,115,178
Diodes, Inc. (a)	764,000	73,978,120
Intel Corp.	4,801,442	259,565,955
MACOM Technology Solutions Holdings, Inc. (a)	1,343,900	81,588,169
Marvell Technology, Inc.	8,737,841	534,668,491
MaxLinear, Inc. Class A (a)	817,731	42,710,090
Microchip Technology, Inc.	2,315,437	364,357,166
Micron Technology, Inc.	1,998,860	147,315,982
Monolithic Power Systems, Inc.	122,100	60,430,953
NVIDIA Corp.	7,961,068	1,782,085,072
NXP Semiconductors NV	2,669,288	574,243,927
ON Semiconductor Corp. (a)	7,545,059	334,698,817
Qualcomm, Inc.	1,412,188	207,153,858
SMART Global Holdings, Inc. (a)	450,100	21,811,846
Synaptics, Inc. (a)	266,364	50,550,560
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,053,500	125,377,035
Texas Instruments, Inc.	1,408,400	268,877,644
Xilinx, Inc.	418,066	65,046,889
		5,838,260,834

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		6,676,555,891

Software - 2.0%
Application Software - 2.0%
Cadence Design Systems, Inc. (a)	875,200	143,077,696
Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.	959,730	63,517,968
TOTAL COMMON STOCKS
(Cost $3,595,226,427)		7,050,800,960

Convertible Preferred Stocks - 0.1%
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (c)(d)	189,999	4,559,976
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)	185,800	624,622
Semiconductors - 0.0%
SiMa.ai Series B (c)(d)	309,900	1,588,981
Tenstorrent, Inc. Series C1 (c)(d)	8,800	523,198
		2,112,179

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,736,801

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,296,777)		7,296,777

Preferred Securities - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. 0%(c)(d)(e)
(Cost $490,000)	490,000	490,000
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26
(Cost $3,590,000)	3,590,000	4,990,100
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.06% (f)	96,163,583	96,182,816
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	1,376,412	1,376,550
TOTAL MONEY MARKET FUNDS
(Cost $97,559,366)		97,559,366
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,704,162,570)		7,161,137,203
NET OTHER ASSETS (LIABILITIES) - 0.3%		22,144,851
NET ASSETS - 100%		$7,183,282,054

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,786,777 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Astera Labs, Inc. Series C	8/24/21	$624,622
Diamond Foundry, Inc. Series C	3/15/21	$4,559,976
SiMa.ai Series B	5/10/21	$1,588,981
Tenstorrent, Inc. Series C1	4/23/21	$523,198
Tenstorrent, Inc. 0%	4/23/21	$490,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$71,828,946	$834,585,284	$810,231,414	$18,168	$--	$--	$96,182,816	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	17,131,154	258,387,759	274,142,363	3,805	--	--	1,376,550	0.0%
Total	$88,960,100	$1,092,973,043	$1,084,373,777	$21,973	$--	$--	$97,559,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,050,800,960	$7,050,800,960	$--	$--
Convertible Preferred Stocks	7,296,777	--	--	7,296,777
Convertible Bonds	4,990,100	--	4,990,100	--
Money Market Funds	97,559,366	97,559,366	--	--
Preferred Securities	490,000	--	--	490,000
Total Investments in Securities:	$7,161,137,203	$7,148,360,326	$4,990,100	$7,786,777
Net unrealized depreciation on unfunded commitments	$(157,000)	$--	$(157,000)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Netherlands	8.0%
Taiwan	2.0%
Israel	1.3%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,345,295) — See accompanying schedule: Unaffiliated issuers (cost $3,606,603,204)	$7,063,577,837
Fidelity Central Funds (cost $97,559,366)	97,559,366
Total Investment in Securities (cost $3,704,162,570)		$7,161,137,203
Receivable for investments sold		36,078,350
Receivable for fund shares sold		19,289,668
Dividends receivable		4,733,967
Interest receivable		3,590
Distributions receivable from Fidelity Central Funds		5,300
Prepaid expenses		26,564
Other receivables		322,284
Total assets		7,221,596,926
Liabilities
Payable for investments purchased	$29,084,947
Unrealized depreciation on unfunded commitments	157,000
Payable for fund shares redeemed	3,584,985
Accrued management fee	3,016,773
Other affiliated payables	793,025
Other payables and accrued expenses	301,592
Collateral on securities loaned	1,376,550
Total liabilities		38,314,872
Net Assets		$7,183,282,054
Net Assets consist of:
Paid in capital		$3,360,254,859
Total accumulated earnings (loss)		3,823,027,195
Net Assets		$7,183,282,054
Net Asset Value, offering price and redemption price per share ($7,183,282,054 ÷ 356,598,184 shares)		$20.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$22,874,272
Interest		40,388
Income from Fidelity Central Funds (including $3,805 from security lending)		21,973
Total income		22,936,633
Expenses
Management fee	$16,328,761
Transfer agent fees	4,031,057
Accounting fees	565,426
Custodian fees and expenses	45,312
Independent trustees' fees and expenses	11,071
Registration fees	136,785
Audit	17,489
Legal	4,027
Miscellaneous	15,559
Total expenses before reductions	21,155,487
Expense reductions	(126,826)
Total expenses after reductions		21,028,661
Net investment income (loss)		1,907,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	372,573,846
Foreign currency transactions	(46,491)
Total net realized gain (loss)		372,527,355
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	739,522,602
Unfunded commitments	(157,000)
Assets and liabilities in foreign currencies	7,846
Total change in net unrealized appreciation (depreciation)		739,373,448
Net gain (loss)		1,111,900,803
Net increase (decrease) in net assets resulting from operations		$1,113,808,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,907,972	$22,689,307
Net realized gain (loss)	372,527,355	401,601,319
Change in net unrealized appreciation (depreciation)	739,373,448	1,906,111,692
Net increase (decrease) in net assets resulting from operations	1,113,808,775	2,330,402,318
Distributions to shareholders	(235,470,215)	(410,556,842)
Share transactions
Proceeds from sales of shares	939,786,015	950,485,975
Reinvestment of distributions	223,566,375	392,773,812
Cost of shares redeemed	(576,195,029)	(1,323,875,912)
Net increase (decrease) in net assets resulting from share transactions	587,157,361	19,383,875
Total increase (decrease) in net assets	1,465,495,921	1,939,229,351
Net Assets
Beginning of period	5,717,786,133	3,778,556,782
End of period	$7,183,282,054	$5,717,786,133
Other Information
Shares
Sold	51,437,047	69,181,684
Issued in reinvestment of distributions	12,344,913	32,498,838
Redeemed	(32,207,484)	(106,078,454)
Net increase (decrease)	31,574,476	(4,397,932)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Semiconductors Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$17.59	$11.47	$9.41	$11.77	$10.12	$6.99
Income from Investment Operations
Net investment income (loss)C	.01	.07	.09	.10	.05	.10
Net realized and unrealized gain (loss)	3.25	7.37	2.39	(.35)	3.24	3.40
Total from investment operations	3.26	7.44	2.48	(.25)	3.29	3.50
Distributions from net investment income	–	(.08)	(.10)	(.06)	(.12)	(.07)
Distributions from net realized gain	(.71)	(1.24)	(.33)	(2.05)	(1.52)	(.30)
Total distributions	(.71)	(1.32)	(.42)D	(2.11)	(1.64)	(.37)
Redemption fees added to paid in capitalC	–	–	–	–	–E	–E
Net asset value, end of period	$20.14	$17.59	$11.47	$9.41	$11.77	$10.12
Total ReturnF,G	19.00%	70.47%	26.01%	.19%	34.20%	51.79%
Ratios to Average Net AssetsH,I
Expenses before reductions	.68%J	.70%	.72%	.73%	.75%	.77%
Expenses net of fee waivers, if any	.68%J	.70%	.72%	.73%	.75%	.77%
Expenses net of all reductions	.68%J	.69%	.71%	.72%	.74%	.75%
Net investment income (loss)	.06%J	.53%	.85%	.92%	.47%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$7,183,282	$5,717,786	$3,778,557	$3,052,506	$3,652,565	$3,012,372
Portfolio turnover rateK	36%J	87%	114%	130%	110%	110%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Microsoft Corp.	24.8
Adobe, Inc.	6.9
Visa, Inc. Class A	6.0
Salesforce.com, Inc.	5.6
PayPal Holdings, Inc.	4.9
MasterCard, Inc. Class A	4.7
Alphabet, Inc. Class A	2.8
Autodesk, Inc.	2.3
Cognizant Technology Solutions Corp. Class A	1.9
Oracle Corp.	1.8
61.7

Top Industries (% of fund's net assets)

As of August 31, 2021
Software	57.6%
IT Services	29.9%
Interactive Media & Services	4.7%
Entertainment	1.3%
Internet & Direct Marketing Retail	0.4%
All Others*	6.1%

* Includes short-term investments and net other assets (liabilities).

Software and IT Services Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Diversified Consumer Services - 0.0%
Education Services - 0.0%
Duolingo, Inc. (a)	6,900	$893,964
Entertainment - 1.3%
Interactive Home Entertainment - 1.3%
Activision Blizzard, Inc.	814,900	67,123,313
Electronic Arts, Inc.	762,400	110,708,104
		177,831,417
Interactive Media & Services - 4.7%
Interactive Media & Services - 4.7%
Alphabet, Inc. Class A (a)	130,100	376,502,895
Facebook, Inc. Class A (a)	420,300	159,453,414
Twitter, Inc. (a)	1,605,642	103,563,909
		639,520,218
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,800	58,914,072
IT Services - 29.9%
Data Processing & Outsourced Services - 18.5%
Automatic Data Processing, Inc.	66,200	13,838,448
ExlService Holdings, Inc. (a)	426,000	52,457,640
Fidelity National Information Services, Inc.	313,400	40,043,118
Fiserv, Inc. (a)	272,400	32,085,996
FleetCor Technologies, Inc. (a)	153,200	40,334,496
Global Payments, Inc.	1,084,870	176,443,257
MasterCard, Inc. Class A	1,860,600	644,195,538
PayPal Holdings, Inc. (a)	2,312,300	667,468,518
StoneCo Ltd. Class A (a)	319,600	14,874,184
Visa, Inc. Class A (b)	3,547,320	812,691,012
WEX, Inc. (a)	114,700	21,055,479
		2,515,487,686
Internet Services & Infrastructure - 4.0%
Akamai Technologies, Inc. (a)	1,122,900	127,168,425
GoDaddy, Inc. (a)	1,471,200	107,853,672
MongoDB, Inc. Class A (a)	365,900	143,370,597
Snowflake Computing, Inc.	125,700	38,256,795
Twilio, Inc. Class A (a)	314,700	112,335,312
Wix.com Ltd. (a)	91,700	20,364,736
		549,349,537
IT Consulting & Other Services - 7.4%
Accenture PLC Class A	655,900	220,749,704
Capgemini SA	720,500	161,766,381
Cognizant Technology Solutions Corp. Class A	3,475,800	265,238,298
DXC Technology Co. (a)	707,800	25,990,416
Gartner, Inc. (a)	399,500	123,341,630
IBM Corp.	1,429,600	200,630,064
Liveramp Holdings, Inc. (a)	265,300	12,999,700
		1,010,716,193

TOTAL IT SERVICES		4,075,553,416

Media - 0.2%
Publishing - 0.2%
The New York Times Co. Class A	520,700	26,441,146
Professional Services - 0.2%
Research & Consulting Services - 0.2%
CACI International, Inc. Class A (a)	88,700	22,843,798
Road & Rail - 0.2%
Trucking - 0.2%
Uber Technologies, Inc. (a)	725,900	28,411,726
Software - 57.6%
Application Software - 26.6%
Adobe, Inc. (a)	1,415,000	939,135,500
Alteryx, Inc. Class A (a)	412,500	30,512,625
Anaplan, Inc. (a)	2,236,800	134,163,264
Aspen Technology, Inc. (a)	486,100	62,949,950
Autodesk, Inc. (a)	997,400	309,283,766
Blackbaud, Inc. (a)	646,300	45,040,647
Ceridian HCM Holding, Inc. (a)	981,542	110,276,244
Citrix Systems, Inc.	459,107	47,228,337
Constellation Software, Inc.	25,200	42,707,873
Coupa Software, Inc. (a)	255,900	62,646,879
Dropbox, Inc. Class A (a)	213,000	6,754,230
Elastic NV (a)	735,700	117,380,935
HubSpot, Inc. (a)	177,200	121,288,084
Intuit, Inc.	263,800	149,339,818
Micro Focus International PLC	1,263,938	7,730,104
Mimecast Ltd. (a)	789,400	55,108,014
Momentive Global, Inc. (a)	850,700	16,682,227
New Relic, Inc. (a)	515,500	41,224,535
PTC, Inc. (a)	934,400	123,023,104
Salesforce.com, Inc. (a)	2,898,284	768,827,797
SAP SE	73,900	11,100,521
Smartsheet, Inc. (a)	313,700	24,961,109
Workday, Inc. Class A (a)	761,300	207,956,708
Workiva, Inc. (a)	363,300	50,960,091
Zendesk, Inc. (a)	1,114,300	137,727,480
		3,624,009,842
Systems Software - 31.0%
FireEye, Inc. (a)	3,422,300	62,251,637
Microsoft Corp.	11,200,100	3,381,086,188
NortonLifeLock, Inc.	4,479,100	118,964,896
Oracle Corp.	2,778,338	247,633,266
Palo Alto Networks, Inc. (a)	492,300	226,969,992
Proofpoint, Inc. (a)	523,800	92,188,800
Tenable Holdings, Inc. (a)	1,617,600	71,772,912
Zuora, Inc. (a)	1,207,700	20,506,746
		4,221,374,437

TOTAL SOFTWARE		7,845,384,279

TOTAL COMMON STOCKS
(Cost $5,028,916,086)		12,875,794,036

Money Market Funds - 6.3%
Fidelity Cash Central Fund 0.06% (c)	744,215,936	744,364,780
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	118,008,873	118,020,673
TOTAL MONEY MARKET FUNDS
(Cost $862,381,608)		862,385,453
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $5,891,297,694)		13,738,179,489
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(104,336,258)
NET ASSETS - 100%		$13,633,843,231

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$285,645,129	$970,929,478	$512,209,827	$96,586	$--	$--	$744,364,780	1.2%
Fidelity Securities Lending Cash Central Fund 0.06%	328,019,373	583,183,975	793,182,675	91,741	--	--	118,020,673	0.4%
Total	$613,664,502	$1,554,113,453	$1,305,392,502	$188,327	$--	$--	$862,385,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$12,875,794,036	$12,856,963,411	$18,830,625	$--
Money Market Funds	862,385,453	862,385,453	--	--
Total Investments in Securities:	$13,738,179,489	$13,719,348,864	$18,830,625	$--

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $114,550,000) — See accompanying schedule: Unaffiliated issuers (cost $5,028,916,086)	$12,875,794,036
Fidelity Central Funds (cost $862,381,608)	862,385,453
Total Investment in Securities (cost $5,891,297,694)		$13,738,179,489
Receivable for investments sold		13,702,970
Receivable for fund shares sold		7,100,949
Dividends receivable		10,973,343
Distributions receivable from Fidelity Central Funds		35,775
Prepaid expenses		44,490
Other receivables		534,449
Total assets		13,770,571,465
Liabilities
Payable for investments purchased	$3,440,929
Payable for fund shares redeemed	7,395,925
Accrued management fee	5,847,476
Other affiliated payables	1,586,154
Other payables and accrued expenses	457,750
Collateral on securities loaned	118,000,000
Total liabilities		136,728,234
Net Assets		$13,633,843,231
Net Assets consist of:
Paid in capital		$5,207,011,201
Total accumulated earnings (loss)		8,426,832,030
Net Assets		$13,633,843,231
Net Asset Value, offering price and redemption price per share ($13,633,843,231 ÷ 426,855,364 shares)		$31.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$33,388,251
Income from Fidelity Central Funds (including $91,741 from security lending)		188,327
Total income		33,576,578
Expenses
Management fee	$33,070,445
Transfer agent fees	8,703,112
Accounting fees	696,071
Custodian fees and expenses	44,423
Independent trustees' fees and expenses	23,188
Registration fees	90,069
Audit	25,004
Legal	4,911
Miscellaneous	34,019
Total expenses before reductions	42,691,242
Expense reductions	(111,348)
Total expenses after reductions		42,579,894
Net investment income (loss)		(9,003,316)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	593,656,836
Foreign currency transactions	31,311
Total net realized gain (loss)		593,688,147
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,588,517,963
Assets and liabilities in foreign currencies	837
Total change in net unrealized appreciation (depreciation)		1,588,518,800
Net gain (loss)		2,182,206,947
Net increase (decrease) in net assets resulting from operations		$2,173,203,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,003,316)	$(11,246,033)
Net realized gain (loss)	593,688,147	607,832,908
Change in net unrealized appreciation (depreciation)	1,588,518,800	3,210,428,137
Net increase (decrease) in net assets resulting from operations	2,173,203,631	3,807,015,012
Distributions to shareholders	(189,871,547)	(582,570,452)
Share transactions
Proceeds from sales of shares	660,797,555	3,371,109,496
Reinvestment of distributions	179,495,290	551,671,834
Cost of shares redeemed	(1,084,325,456)	(3,284,592,962)
Net increase (decrease) in net assets resulting from share transactions	(244,032,611)	638,188,368
Total increase (decrease) in net assets	1,739,299,473	3,862,632,928
Net Assets
Beginning of period	11,894,543,758	8,031,910,830
End of period	$13,633,843,231	$11,894,543,758
Other Information
Shares
Sold	22,531,666	150,289,904
Issued in reinvestment of distributions	6,256,371	24,317,272
Redeemed	(37,543,134)	(142,668,627)
Net increase (decrease)	(8,755,097)	31,938,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Software and IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$27.31	$19.90	$18.71	$17.89	$14.09	$11.11
Income from Investment Operations
Net investment income (loss)C	(.02)	(.03)	.19D	.02	(.02)	(.01)
Net realized and unrealized gain (loss)	5.09	8.82	3.52	1.81	5.01	3.50
Total from investment operations	5.07	8.79	3.71	1.83	4.99	3.49
Distributions from net investment income	–	(.15)	(.05)	(.01)	–	(.01)
Distributions from net realized gain	(.44)	(1.23)	(2.47)	(1.00)	(1.19)	(.50)
Total distributions	(.44)	(1.38)	(2.52)	(1.01)	(1.19)	(.51)
Redemption fees added to paid in capitalC	–	–	–	–	–	–E
Net asset value, end of period	$31.94	$27.31	$19.90	$18.71	$17.89	$14.09
Total ReturnF,G	18.76%	45.80%	21.33%	10.90%	36.76%	31.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	.68%J	.70%	.70%	.72%	.73%	.76%
Expenses net of fee waivers, if any	.68%J	.70%	.70%	.72%	.73%	.76%
Expenses net of all reductions	.68%J	.69%	.70%	.71%	.73%	.75%
Net investment income (loss)	(.14)%J	(.11)%	.98%D	.10%	(.09)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,633,843	$11,894,544	$8,031,911	$6,540,896	$5,539,357	$4,155,435
Portfolio turnover rateK	5%J	22%	23%	48%	31%	44%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Microsoft Corp.	20.7
Apple, Inc.	15.5
NVIDIA Corp.	4.8
Salesforce.com, Inc.	3.3
MasterCard, Inc. Class A	3.3
Visa, Inc. Class A	3.0
PayPal Holdings, Inc.	2.7
Sunrun, Inc.	2.2
Jabil, Inc.	2.2
Autodesk, Inc.	2.1
59.8

Top Industries (% of fund's net assets)

As of August 31, 2021
Software	40.2%
Technology Hardware, Storage & Peripherals	15.7%
IT Services	12.8%
Semiconductors & Semiconductor Equipment	12.7%
Interactive Media & Services	4.8%
All Others*	13.8%

* Includes short-term investments and net other assets (liabilities).

Technology Portfolio

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Airlines - 0.1%
Airlines - 0.1%
Joby Aviation, Inc. (a)	787,571	$9,509,526
Automobiles - 0.1%
Automobile Manufacturers - 0.1%
Lucid Motors, Inc. (a)	534,050	10,659,638
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (b)	69,400	6,012,816
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	4,366,389	10,915,973
Specialized Finance - 0.0%
Cazoo Group Ltd. (a)	144,100	1,103,662

TOTAL DIVERSIFIED FINANCIAL SERVICES		12,019,635

Electrical Equipment - 2.9%
Electrical Components & Equipment - 2.9%
Array Technologies, Inc. (d)	2,675,330	51,018,543
FTC Solar, Inc. (b)(d)	1,141,800	12,388,530
Plug Power, Inc. (b)(d)	662,200	17,256,932
Shoals Technologies Group, Inc. (d)	348,000	11,334,360
Sunrun, Inc. (b)(d)	6,423,444	284,237,397
		376,235,762
Heavy Electrical Equipment - 0.0%
NEL ASA (b)(d)	824,900	1,355,344

TOTAL ELECTRICAL EQUIPMENT		377,591,106

Electronic Equipment & Components - 4.4%
Electronic Components - 0.1%
II-VI, Inc. (b)	150,125	9,454,873
Electronic Manufacturing Services - 4.3%
Flex Ltd. (b)	13,207,687	245,398,824
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,519,000	30,178,225
Jabil, Inc.	4,560,260	281,732,863
		557,309,912

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		566,764,785

Entertainment - 0.0%
Movies & Entertainment - 0.0%
Marcus Corp. (b)(d)	262,692	4,097,995
Food & Staples Retailing - 0.1%
Drug Retail - 0.1%
Zur Rose Group AG (b)	35,450	15,252,307
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
JEOL Ltd.	266,600	19,701,477
Hotels, Restaurants & Leisure - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Airbnb, Inc. Class A	248,400	38,499,516
MakeMyTrip Ltd. (b)	871,629	22,505,461
		61,004,977
Household Durables - 0.2%
Consumer Electronics - 0.2%
GoPro, Inc. Class A (b)(d)	2,573,800	25,660,786
Independent Power and Renewable Electricity Producers - 0.1%
Independent Power Producers & Energy Traders - 0.1%
FREYR Battery SA (b)	798,747	7,092,873
Industrial Conglomerates - 0.8%
Industrial Conglomerates - 0.8%
Hitachi Ltd.	1,965,694	108,723,792
Interactive Media & Services - 4.8%
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (b)	39,500	114,311,025
Class C (b)	20,200	58,766,648
Facebook, Inc. Class A (b)	665,600	252,515,328
Snap, Inc. Class A (b)	1,210,100	92,100,711
Tencent Holdings Ltd.	320,500	19,794,977
Tongdao Liepin Group (b)	15,101,695	26,757,016
Twitter, Inc. (b)	147,000	9,481,500
Vimeo, Inc. (b)(d)	203,500	7,757,420
Zoominfo Technologies, Inc. (b)	495,600	32,308,164
		613,792,789
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Deliveroo PLC	8,208,200	37,351,238
Kogan.Com Ltd. (d)	513,052	4,274,931
Porch Group, Inc. Class A (b)	2,624,884	52,497,680
Shop Apotheke Europe NV (b)(e)	60,600	10,797,416
		104,921,265
IT Services - 12.5%
Data Processing & Outsourced Services - 10.8%
Dlocal Ltd.	134,400	8,601,600
Fidelity National Information Services, Inc.	218,327	27,895,641
Fiserv, Inc. (b)	130,385	15,358,049
Flywire Corp. (b)	23,100	1,014,321
Genpact Ltd.	65,900	3,418,892
Global Payments, Inc.	246,630	40,111,903
MasterCard, Inc. Class A	1,214,436	420,474,176
Paymentus Holdings, Inc. (b)	21,800	559,170
PayPal Holdings, Inc. (b)	1,204,600	347,719,836
Sabre Corp. (b)(d)	361,800	4,063,014
Square, Inc. (b)	464,000	124,384,480
Visa, Inc. Class A (d)	1,695,500	388,439,050
		1,382,040,132
Internet Services & Infrastructure - 1.6%
GoDaddy, Inc. (b)	530,700	38,905,617
MongoDB, Inc. Class A (b)	218,100	85,458,123
Okta, Inc. (b)	48,900	12,890,040
Twilio, Inc. Class A (b)	164,900	58,862,704
Wix.com Ltd. (b)	55,700	12,369,856
		208,486,340
IT Consulting & Other Services - 0.1%
Digital Hearts Holdings Co. Ltd.	14,000	250,820
DXC Technology Co. (b)	285,600	10,487,232
Liveramp Holdings, Inc. (b)	71,300	3,493,700
		14,231,752

TOTAL IT SERVICES		1,604,758,224

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(c)	1,015,442	0
Oil, Gas & Consumable Fuels - 1.7%
Oil & Gas Refining & Marketing - 1.7%
Reliance Industries Ltd.	6,692,978	207,176,711
Reliance Industries Ltd.	206,153	4,570,345
Reliance Industries Ltd. sponsored GDR (e)	79,100	4,892,335
		216,639,391
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (b)(c)	1,015,442	528,873
Professional Services - 0.0%
Human Resource & Employment Services - 0.0%
Renrui Human Resources Technology Holdings Ltd.	313,557	375,747
Road & Rail - 1.3%
Trucking - 1.3%
Lyft, Inc. (b)	666,038	31,710,069
Uber Technologies, Inc. (b)	3,585,096	140,320,657
		172,030,726
Semiconductors & Semiconductor Equipment - 12.7%
Semiconductor Equipment - 1.0%
Applied Materials, Inc.	732,300	98,955,699
Lam Research Corp.	53,000	32,055,460
Teradyne, Inc.	32,065	3,893,974
		134,905,133
Semiconductors - 11.7%
Advanced Micro Devices, Inc. (b)	198,200	21,944,704
Cirrus Logic, Inc. (b)	123,195	10,307,726
indie Semiconductor, Inc. (b)(d)	157,600	1,591,760
Marvell Technology, Inc.	3,121,854	191,026,246
Microchip Technology, Inc.	413,000	64,989,680
Micron Technology, Inc.	625,800	46,121,460
NVIDIA Corp.	2,735,800	612,408,830
NXP Semiconductors NV	1,125,005	242,022,326
ON Semiconductor Corp. (b)	5,010,600	222,270,216
Renesas Electronics Corp. (b)	949,300	10,165,011
Semtech Corp. (b)	269,200	18,822,464
SiTime Corp. (b)	9,000	1,915,560
Universal Display Corp.	88,800	18,522,792
Xilinx, Inc.	230,300	35,832,377
		1,497,941,152

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,632,846,285

Software - 39.8%
Application Software - 17.5%
Adobe, Inc. (b)	302,200	200,570,140
Anaplan, Inc. (b)	1,164,700	69,858,706
Autodesk, Inc. (b)	852,400	264,320,716
Avalara, Inc. (b)	265,400	47,692,380
Blend Labs, Inc.	74,000	1,198,060
CCC Intelligent Solutions Holdings, Inc. (a)	102,045	1,124,536
Ceridian HCM Holding, Inc. (b)	187,900	21,110,565
Cognyte Software Ltd. (b)	3,017,578	82,923,043
Confluent, Inc. (d)	110,730	6,190,914
Coupa Software, Inc. (b)	106,400	26,047,784
Digital Turbine, Inc. (b)	98,800	5,774,860
Elastic NV (b)	206,700	32,978,985
Epic Games, Inc. (a)(b)(c)	17,917	15,856,545
Everbridge, Inc. (b)(d)	246,700	38,724,499
Five9, Inc. (b)	33,100	5,237,413
HubSpot, Inc. (b)	59,800	40,931,306
Intuit, Inc.	247,500	140,112,225
Lightspeed Commerce, Inc. (d)	302,800	33,665,304
LivePerson, Inc. (b)	1,073,977	68,841,926
Momentive Global, Inc. (b)(f)	9,190,277	180,221,332
Nutanix, Inc. Class B (b)(e)	72,872	2,689,706
Otonomo Technologies Ltd. (a)	1,048,000	7,218,100
Qualtrics International, Inc.	703,400	31,849,952
RingCentral, Inc. (b)	107,300	27,067,498
Salesforce.com, Inc. (b)	1,600,388	424,534,925
Splunk, Inc. (b)	132,700	20,285,849
Stripe, Inc. Class B (a)(b)(c)	38,600	1,548,825
Verint Systems, Inc. (b)(d)	376,400	16,802,496
Workday, Inc. Class A (b)	609,260	166,425,462
Workiva, Inc. (b)	79,400	11,137,438
Yext, Inc. (b)(d)(f)	6,674,100	90,233,832
Zendesk, Inc. (b)	811,400	100,289,040
Zoom Video Communications, Inc. Class A (b)	248,300	71,882,850
		2,255,347,212
Systems Software - 22.3%
Cloudflare, Inc. (b)	312,800	37,767,472
Crowdstrike Holdings, Inc. (b)	8,900	2,500,900
FireEye, Inc. (b)	730,500	13,287,795
Microsoft Corp.	8,800,540	2,656,707,014
Palo Alto Networks, Inc. (b)	50,300	23,190,312
Rapid7, Inc. (b)	48,700	5,918,024
ServiceNow, Inc. (b)	157,900	101,630,756
Telos Corp.	49,700	1,640,100
UiPath, Inc.	99,900	5,997,996
VMware, Inc. Class A (b)(d)	90,800	13,517,396
		2,862,157,765

TOTAL SOFTWARE		5,117,504,977

Specialty Retail - 0.2%
Automotive Retail - 0.2%
Auto1 Group SE (e)	489,200	21,285,404
Technology Hardware, Storage & Peripherals - 15.7%
Technology Hardware, Storage & Peripherals - 15.7%
Apple, Inc.	13,160,588	1,998,172,076
Western Digital Corp. (b)	386,500	24,426,800
		2,022,598,876
TOTAL COMMON STOCKS
(Cost $7,965,879,189)		12,731,374,270

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.9%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Series B (a)(c)	98,000	4,413,489
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(c)	605,440	13,271,808
Xsight Labs Ltd. Series D (a)(c)	281,500	2,250,874
		15,522,682
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(c)	72,591	5,318,743
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc.:
Series D (a)(b)(c)	250,861	15,501,805
Series E (a)(c)	14,400	889,839
		16,391,644
IT Services - 0.2%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (a)(c)	237,000	12,798,000
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(c)	70,707	7,335,144
TOTAL IT SERVICES		20,133,144
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	203,844	3,481,656
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (a)(c)	344,200	1,157,132
Software - 0.4%
Application Software - 0.3%
Databricks, Inc.:
Series G (a)(c)	15,004	3,307,662
Series H (a)(c)	58,006	12,787,562
Stripe, Inc. Series H (a)(c)	17,100	686,138
ThoughtWorks, Inc.:
Series A (a)	25,916	21,346,232
Series B (a)	4,600	3,788,882
		41,916,476
Systems Software - 0.1%
Amplitude, Inc. Series F (a)(c)	145,500	4,658,895
TOTAL SOFTWARE		46,575,371
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Algolia SAS Series D (a)(c)	109,867	3,213,066
Transportation Infrastructure - 0.0%
Highways & Railtracks - 0.0%
Delhivery Pvt Ltd. Series H (a)(c)	5,790	2,829,878

TOTAL CONVERTIBLE PREFERRED STOCKS		119,036,805

Nonconvertible Preferred Stocks - 0.1%
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
Gupshup, Inc. (a)(c)	257,284	5,882,850
TOTAL PREFERRED STOCKS
(Cost $107,394,412)		124,919,655

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.06% (g)	11,183,383	11,185,620
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	367,945,299	367,982,094
TOTAL MONEY MARKET FUNDS
(Cost $379,167,714)		379,167,714
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $8,452,441,315)		13,235,461,639
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(389,982,894)
NET ASSETS - 100%		$12,845,478,745

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $182,856,460 or 1.4% of net assets.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,664,861 or 0.3% of net assets.

 (f) Affiliated company

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ABL Space Systems Series B	3/24/21	$4,413,489
Algolia SAS Series D	7/23/21	$3,213,066
Amplitude, Inc. Series F	8/9/21	$4,658,895
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Astera Labs, Inc. Series C	8/24/21	$1,157,132
Astranis Space Technologies Corp. Series C	3/19/21	$13,271,808
Beta Technologies, Inc. Series A	4/9/21	$5,318,743
ByteDance Ltd. Series E1	11/18/20	$7,747,662
Cazoo Group Ltd.	3/28/21	$1,441,000
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$1,020,450
Checkr, Inc. Series E	8/24/21	$12,798,000
Convoy, Inc. Series D	10/30/19	$2,760,048
Databricks, Inc. Series G	2/1/21	$2,661,228
Databricks, Inc. Series H	8/31/21	$12,787,562
Delhivery Pvt Ltd. Series H	5/20/21	$2,826,237
Epic Games, Inc.	3/29/21	$15,856,545
Gupshup, Inc.	6/8/21	$5,882,850
Joby Aviation, Inc.	2/23/21	$7,875,710
Lucid Motors, Inc.	2/22/21	$8,010,750
Otonomo Technologies Ltd.	1/31/21	$10,480,000
Reddit, Inc. Series D	2/4/19	$5,440,247
Reddit, Inc. Series E	5/18/21	$611,628
Stripe, Inc. Class B	5/18/21	$1,548,955
Stripe, Inc. Series H	3/15/21	$686,138
ThoughtWorks, Inc. Series A	1/13/21	$15,864,479
ThoughtWorks, Inc. Series B	6/25/21	$3,044,326
Xsight Labs Ltd. Series D	2/16/21	$2,250,874

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$238,396	$450,865,741	$439,918,517	$2,547	$--	$--	$11,185,620	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	92,023,760	1,392,882,323	1,116,923,989	223,395	--	--	367,982,094	1.1%
Total	$92,262,156	$1,843,748,064	$1,556,842,506	$225,942	$--	$--	$379,167,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Momentive Global, Inc.	$169,018,078	$2,220,723	$--	$--	$--	$8,982,531	$180,221,332
Yext, Inc.	127,999,800	--	11,264,648	--	(5,487,450)	(21,013,870)	90,233,832
Total	$297,017,878	$2,220,723	$11,264,648	$--	$(5,487,450)	$(12,031,339)	$270,455,164

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$12,731,374,270	$12,610,259,008	$92,265,046	$28,850,216
Preferred Stocks	124,919,655	--	25,135,114	99,784,541
Money Market Funds	379,167,714	379,167,714	--	--
Total Investments in Securities:	$13,235,461,639	$12,989,426,722	$117,400,160	$128,634,757
Net unrealized depreciation on unfunded commitments	$(4,145,522)	$--	$(4,145,522)	$--

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $357,859,001) — See accompanying schedule: Unaffiliated issuers (cost $7,743,206,948)	$12,585,838,761
Fidelity Central Funds (cost $379,167,714)	379,167,714
Other affiliated issuers (cost $330,066,653)	270,455,164
Total Investment in Securities (cost $8,452,441,315)		$13,235,461,639
Foreign currency held at value (cost $5,556,377)		5,568,278
Receivable for investments sold		42,034,422
Receivable for fund shares sold		14,180,576
Dividends receivable		6,341,253
Distributions receivable from Fidelity Central Funds		53,352
Prepaid expenses		51,256
Other receivables		961,869
Total assets		13,304,652,645
Liabilities
Payable to custodian bank	$389,373
Payable for investments purchased	59,276,367
Unrealized depreciation on unfunded commitments	4,145,522
Payable for fund shares redeemed	11,803,295
Accrued management fee	5,520,223
Other affiliated payables	1,469,925
Other payables and accrued expenses	8,602,293
Collateral on securities loaned	367,966,902
Total liabilities		459,173,900
Net Assets		$12,845,478,745
Net Assets consist of:
Paid in capital		$7,309,288,294
Total accumulated earnings (loss)		5,536,190,451
Net Assets		$12,845,478,745
Net Asset Value, offering price and redemption price per share ($12,845,478,745 ÷ 434,291,508 shares)		$29.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$29,572,243
Income from Fidelity Central Funds (including $223,395 from security lending)		225,942
Total income		29,798,185
Expenses
Management fee	$31,690,886
Transfer agent fees	8,109,226
Accounting fees	685,302
Custodian fees and expenses	147,495
Independent trustees' fees and expenses	22,530
Registration fees	139,341
Audit	20,222
Legal	10,176
Interest	32,326
Miscellaneous	33,681
Total expenses before reductions	40,891,185
Expense reductions	(773,767)
Total expenses after reductions		40,117,418
Net investment income (loss)		(10,319,233)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	819,113,585
Affiliated issuers	(5,487,450)
Foreign currency transactions	(753,781)
Total net realized gain (loss)		812,872,354
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $392,598)	770,655,546
Affiliated issuers	(12,031,339)
Unfunded commitments	(11,511,794)
Assets and liabilities in foreign currencies	313
Total change in net unrealized appreciation (depreciation)		747,112,726
Net gain (loss)		1,559,985,080
Net increase (decrease) in net assets resulting from operations		$1,549,665,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,319,233)	$(12,445,183)
Net realized gain (loss)	812,872,354	2,513,889,332
Change in net unrealized appreciation (depreciation)	747,112,726	2,247,949,257
Net increase (decrease) in net assets resulting from operations	1,549,665,847	4,749,393,406
Distributions to shareholders	(678,828,393)	(1,867,597,939)
Share transactions
Proceeds from sales of shares	1,071,781,830	4,191,878,143
Reinvestment of distributions	646,431,438	1,777,095,512
Cost of shares redeemed	(1,729,914,094)	(3,423,005,308)
Net increase (decrease) in net assets resulting from share transactions	(11,700,826)	2,545,968,347
Total increase (decrease) in net assets	859,136,628	5,427,763,814
Net Assets
Beginning of period	11,986,342,117	6,558,578,303
End of period	$12,845,478,745	$11,986,342,117
Other Information
Shares
Sold	38,793,920	172,897,974
Issued in reinvestment of distributions	23,730,963	71,641,712
Redeemed	(63,649,741)	(142,814,110)
Net increase (decrease)	(1,124,858)	101,725,576

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Technology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$27.53	$19.65	$15.45	$19.36	$14.70	$10.78
Income from Investment Operations
Net investment income (loss)C	(.02)	(.03)	.05	.06	–	.01
Net realized and unrealized gain (loss)	3.66	12.98	4.52	(.78)	6.15	4.11
Total from investment operations	3.64	12.95	4.57	(.72)	6.15	4.12
Distributions from net investment income	–	(.03)	(.05)	(.02)	–	(.01)
Distributions from net realized gain	(1.59)	(5.04)	(.32)	(3.17)	(1.49)	(.19)
Total distributions	(1.59)	(5.07)	(.37)	(3.19)	(1.49)	(.20)
Redemption fees added to paid in capitalC	–	–	–	–	–	–D
Net asset value, end of period	$29.58	$27.53	$19.65	$15.45	$19.36	$14.70
Total ReturnE,F	13.70%	69.87%	29.57%	(3.03)%	43.71%	38.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.69%	.71%	.72%	.75%	.77%
Expenses net of fee waivers, if any	.68%I	.69%	.71%	.72%	.75%	.77%
Expenses net of all reductions	.66%I	.68%	.71%	.71%	.74%	.76%
Net investment income (loss)	(.17)%I	(.13)%	.30%	.34%	.01%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$12,845,479	$11,986,342	$6,558,578	$5,124,121	$7,242,300	$4,119,489
Portfolio turnover rateJ	76%I	107%	32%K	126%K	71%	82%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective June 7, 2021 Communications Equipment Portfolio is closed to new accounts with certain exceptions. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

In May 2021, the Board of Trustees approved a change in the name of Computers Portfolio to Tech Hardware Portfolio effective November 13, 2021.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Computers Portfolio	$64,910
Semiconductors Portfolio	241,837
Software and IT Services Portfolio	400,668
Technology Portfolio	382,732

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communications Equipment Portfolio	$121,138,399	$70,781,745	$(2,460,586)	$68,321,159
Computers Portfolio	459,563,823	354,301,915	(5,169,552)	349,132,363
IT Services Portfolio	1,912,027,977	2,551,230,052	(10,080,507)	2,541,149,545
Semiconductors Portfolio	3,712,706,645	3,484,140,593	(35,710,035)	3,448,430,558
Software and IT Services Portfolio	5,894,749,840	7,902,100,565	(58,670,916)	7,843,429,649
Technology Portfolio	8,464,405,968	5,006,495,106	(235,439,435)	4,771,055,671

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to February 28, 2021. Loss deferrals were as follows:

Ordinary losses

Semiconductors Portfolio	$1,007,339

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, Semiconductors Portfolio and Technology Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	35,068,043	41,850,733
Computers Portfolio	237,082,657	264,947,444
IT Services Portfolio	637,732,547	925,688,316
Semiconductors Portfolio	1,402,805,457	1,118,838,579
Software and IT Services Portfolio	319,575,247	922,508,393
Technology Portfolio	4,632,525,764	5,356,184,582

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.23%	.53%
Computers Portfolio	.30%	.23%	.53%
IT Services Portfolio	.30%	.23%	.53%
Semiconductors Portfolio	.30%	.23%	.53%
Software and IT Services Portfolio	.30%	.23%	.53%
Technology Portfolio	.30%	.23%	.52%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.19%
Computers Portfolio	.14%
IT Services Portfolio	.15%
Semiconductors Portfolio	.13%
Software and IT Services Portfolio	.14%
Technology Portfolio	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Communications Equipment Portfolio	.04
Computers Portfolio	.03
IT Services Portfolio	.02
Semiconductors Portfolio	.02
Software and IT Services Portfolio	.01
Technology Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$2,174
Computers Portfolio	5,596
IT Services Portfolio	13,999
Semiconductors Portfolio	25,353
Software and IT Services Portfolio	4,802
Technology Portfolio	71,691

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Computers Portfolio	Borrower	$5,490,067.29%		$662
IT Services Portfolio	Borrower	$7,761,955.29%		$2,788
Technology Portfolio	Borrower	$17,956,779.29%		$26,400

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	783,176	929,749
Computers Portfolio	2,497,336	4,668,335
IT Services Portfolio	16,109,861	40,870,093
Semiconductors Portfolio	92,243,309	43,955,123
Software and IT Services Portfolio	23,749,019	49,172,525
Technology Portfolio	250,979,583	185,412,592

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Communications Equipment Portfolio	$161
Computers Portfolio	717
IT Services Portfolio	3,837
Semiconductors Portfolio	5,316
Software and IT Services Portfolio	11,164
Technology Portfolio	10,987

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Communications Equipment Portfolio	$392	$–	$–
Computers Portfolio	1,867	–	–
IT Services Portfolio	12,128	–	–
Semiconductors Portfolio	381	–	–
Software and IT Services Portfolio	9,479	–	–
Technology Portfolio	23,553	–	–

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
IT Services Portfolio	$5,247,000.57%		$166
Technology Portfolio	13,466,821.57%		5,926

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Communications Equipment Portfolio	$6,277	$–
Computers Portfolio	75,282	–
IT Services Portfolio	95,713	–
Semiconductors Portfolio	81,180	–
Software and IT Services Portfolio	17,937	1
Technology Portfolio	685,706	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Communications Equipment Portfolio	$1,343
Computers Portfolio	5,767
IT Services Portfolio	31,749
Semiconductors Portfolio	45,646
Software and IT Services Portfolio	93,410
Technology Portfolio	88,061

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

12. Proposed Reorganization.

The Board of Trustees of Communications Equipment Portfolio and Computers Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Communications Equipment Portfolio and Computers Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Communications Equipment Portfolio in exchange for shares of Computers Portfolio equal in value to the net assets of Communications Equipment Portfolio on the day the reorganization is effective. The reorganization provides shareholders of Communications Equipment Portfolio access to a larger portfolio with a similar investment objective. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

A meeting of shareholders of Communications Equipment Portfolio is expected to be held during the fourth quarter of 2021 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about November 12, 2021.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Communications Equipment Portfolio	.81%
Actual		$1,000.00	$1,159.50	$4.41
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Computers Portfolio	.72%
Actual		$1,000.00	$1,080.60	$3.78
Hypothetical-C		$1,000.00	$1,021.58	$3.67
IT Services Portfolio	.70%
Actual		$1,000.00	$1,110.10	$3.72
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Semiconductors Portfolio	.68%
Actual		$1,000.00	$1,190.00	$3.75
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Software and IT Services Portfolio	.68%
Actual		$1,000.00	$1,187.60	$3.75
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Technology Portfolio	.68%
Actual		$1,000.00	$1,137.00	$3.66
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Communications Equipment Portfolio
Computers Portfolio
IT Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Technology Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each of the following: (i) Communications Equipment Portfolio in July 2018 and January 2019; (ii) Computers Portfolio in December 2017; (iii) IT Services Portfolio in April 2019, October 2019, and January 2021; (iv) Semiconductors Portfolio in July 2020; and (v) Technology Portfolio in July 2018, December 2018, July 2020, and January 2021. The Board will continue to monitor closely each fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Communications Equipment Portfolio

Computers Portfolio

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Communications Equipment Portfolio

Computers Portfolio

IT Services Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

IT Services
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
87
86
85
85
84
82
86
79
75
75
55
55
54
54
53
2016
2017
2018
2019
2020

	2016	2017	2018	2019	2020
TMG %	4%	4%	5%	5%	5%
Funds	439	426	411	400	375
ASPG Quartile	1st	1st	1st	1st	1st

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SELTEC-SANN-1021
1.813673.116

Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Semi-Annual Report

August 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Procter & Gamble Co.	16.8
The Coca-Cola Co.	14.7
Mondelez International, Inc.	6.8
Altria Group, Inc.	6.6
PepsiCo, Inc.	4.7
Kimberly-Clark Corp.	4.8
Walmart, Inc.	4.7
Monster Beverage Corp.	4.6
Philip Morris International, Inc.	4.5
Keurig Dr. Pepper, Inc.	2.8
71.0

Top Industries (% of fund's net assets)

As of August 31, 2021
Beverages	29.7%
Household Products	26.8%
Food Products	17.5%
Tobacco	11.5%
Food & Staples Retailing	9.6%
All Others*	4.9%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Beverages - 29.7%
Brewers - 0.3%
Molson Coors Beverage Co. Class B	84,600	$4,021,038
Distillers & Vintners - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	112,000	23,647,680
Diageo PLC	329,466	15,838,313
		39,485,993
Soft Drinks - 26.8%
Coca-Cola Bottling Co. Consolidated	1,800	731,088
Keurig Dr. Pepper, Inc.	1,167,700	41,651,859
Monster Beverage Corp. (a)	714,202	69,684,689
PepsiCo, Inc.	457,200	71,501,508
The Coca-Cola Co.	3,923,018	220,905,144
		404,474,288

TOTAL BEVERAGES		447,981,319

Food & Staples Retailing - 9.6%
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	46,900	2,380,175
Food Distributors - 2.5%
Performance Food Group Co. (a)	53,400	2,681,748
Sysco Corp.	104,800	8,347,320
U.S. Foods Holding Corp. (a)	779,216	26,493,344
		37,522,412
Food Retail - 0.3%
Grocery Outlet Holding Corp. (a)	160,900	4,188,227
Hypermarkets & Super Centers - 6.7%
BJ's Wholesale Club Holdings, Inc. (a)	257,600	14,595,616
Costco Wholesale Corp.	33,100	15,076,719
Walmart, Inc.	480,800	71,206,480
		100,878,815

TOTAL FOOD & STAPLES RETAILING		144,969,629

Food Products - 17.5%
Agricultural Products - 1.6%
Bunge Ltd.	168,100	12,726,851
Darling Ingredients, Inc. (a)	148,500	11,063,250
		23,790,101
Packaged Foods & Meats - 15.9%
Conagra Brands, Inc.	439,700	14,562,864
JDE Peet's BV	164,200	5,641,883
Laird Superfood, Inc. (b)	116,282	2,317,500
Lamb Weston Holdings, Inc.	624,580	40,691,387
McCormick & Co., Inc. (non-vtg.)	124,100	10,708,589
Mondelez International, Inc.	1,646,758	102,214,269
Post Holdings, Inc. (a)	92,000	10,295,720
Sanderson Farms, Inc.	8,200	1,611,300
TreeHouse Foods, Inc. (a)	974,500	36,514,515
Tyson Foods, Inc. Class A	187,800	14,746,056
		239,304,083

TOTAL FOOD PRODUCTS		263,094,184

Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
Compass Group PLC (a)	656,900	13,571,524
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)	54,000	1,288,980
Household Products - 26.8%
Household Products - 26.8%
Energizer Holdings, Inc. (b)	559,400	22,006,796
Kimberly-Clark Corp.	518,400	71,440,704
Procter & Gamble Co.	1,780,250	253,489,797
Reckitt Benckiser Group PLC	85,900	6,557,711
Reynolds Consumer Products, Inc.	1,010,627	28,580,532
The Clorox Co.	124,800	20,972,640
		403,048,180
Media - 0.3%
Advertising - 0.3%
Advantage Solutions, Inc. Class A (a)	480,700	4,186,897
Personal Products - 2.9%
Personal Products - 2.9%
Herbalife Nutrition Ltd. (a)	693,500	35,604,290
Shiseido Co. Ltd.	54,500	3,612,857
The Honest Co., Inc.	424,470	4,105,049
		43,322,196
Tobacco - 11.5%
Tobacco - 11.5%
Altria Group, Inc.	1,981,225	99,516,932
Philip Morris International, Inc.	662,191	68,205,673
RLX Technology, Inc. ADR(b)	1,190,000	6,116,600
		173,839,205
TOTAL COMMON STOCKS
(Cost $1,129,311,602)		1,495,302,114
	Principal Amount	Value

Convertible Bonds - 0.0%
Food & Staples Retailing - 0.0%
Food Retail - 0.0%
The Real Good Food Co. LLC 1% (Cost $563,200)(c)(d)(e)	563,200	563,200
	Shares	Value

Money Market Funds - 1.4%
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)
(Cost $21,048,929)	21,046,824	21,048,929
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,150,923,731)		1,516,914,243
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,324,368)
NET ASSETS - 100%		$1,506,589,875

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $563,200 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Real Good Food Co. LLC 1%	5/7/21	$563,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$108,484,467	$108,484,467	$372	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	33,838,939	68,942,002	81,732,012	22,159	--	--	21,048,929	0.1%
Total	$33,838,939	$177,426,469	$190,216,479	$22,531	$--	$--	$21,048,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,495,302,114	$1,455,229,517	$40,072,597	$--
Convertible Bonds	563,200	--	--	563,200
Money Market Funds	21,048,929	21,048,929	--	--
Total Investments in Securities:	$1,516,914,243	$1,476,278,446	$40,072,597	$563,200

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,586,863) — See accompanying schedule: Unaffiliated issuers (cost $1,129,874,802)	$1,495,865,314
Fidelity Central Funds (cost $21,048,929)	21,048,929
Total Investment in Securities (cost $1,150,923,731)		$1,516,914,243
Receivable for investments sold		27,138,680
Receivable for fund shares sold		1,146,792
Dividends receivable		1,942,302
Interest receivable		1,783
Distributions receivable from Fidelity Central Funds		5,809
Prepaid expenses		11,872
Other receivables		375,600
Total assets		1,547,537,081
Liabilities
Payable to custodian bank	$1,144,979
Payable for investments purchased	15,072,035
Payable for fund shares redeemed	2,265,717
Accrued management fee	658,819
Distribution and service plan fees payable	164,855
Other affiliated payables	245,942
Other payables and accrued expenses	346,159
Collateral on securities loaned	21,048,700
Total liabilities		40,947,206
Net Assets		$1,506,589,875
Net Assets consist of:
Paid in capital		$1,069,136,029
Total accumulated earnings (loss)		437,453,846
Net Assets		$1,506,589,875
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($283,618,505 ÷ 2,898,923 shares)(a)		$97.84
Maximum offering price per share (100/94.25 of $97.84)		$103.81
Class M:
Net Asset Value and redemption price per share ($62,492,098 ÷ 646,652 shares)(a)		$96.64
Maximum offering price per share (100/96.50 of $96.64)		$100.15
Class C:
Net Asset Value and offering price per share ($95,444,789 ÷ 1,009,442 shares)(a)		$94.55
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($854,056,050 ÷ 8,620,885 shares)		$99.07
Class I:
Net Asset Value, offering price and redemption price per share ($145,067,684 ÷ 1,468,118 shares)		$98.81
Class Z:
Net Asset Value, offering price and redemption price per share ($65,910,749 ÷ 667,512 shares)		$98.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$18,355,293
Interest		1,783
Income from Fidelity Central Funds (including $22,159 from security lending)		22,531
Total income		18,379,607
Expenses
Management fee	$3,885,199
Transfer agent fees	1,244,523
Distribution and service plan fees	1,020,313
Accounting fees	231,852
Custodian fees and expenses	10,927
Independent trustees' fees and expenses	2,754
Registration fees	63,217
Audit	28,525
Legal	1,184
Interest	217
Miscellaneous	5,386
Total expenses before reductions	6,494,097
Expense reductions	(103,802)
Total expenses after reductions		6,390,295
Net investment income (loss)		11,989,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,429,376
Foreign currency transactions	17,036
Total net realized gain (loss)		79,446,412
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	99,641,225
Assets and liabilities in foreign currencies	(11,761)
Total change in net unrealized appreciation (depreciation)		99,629,464
Net gain (loss)		179,075,876
Net increase (decrease) in net assets resulting from operations		$191,065,188

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,989,312	$23,747,237
Net realized gain (loss)	79,446,412	57,686,836
Change in net unrealized appreciation (depreciation)	99,629,464	128,330,786
Net increase (decrease) in net assets resulting from operations	191,065,188	209,764,859
Distributions to shareholders	(60,830,941)	(46,152,171)
Share transactions - net increase (decrease)	19,369,963	(183,556,146)
Total increase (decrease) in net assets	149,604,210	(19,943,458)
Net Assets
Beginning of period	1,356,985,665	1,376,929,123
End of period	$1,506,589,875	$1,356,985,665

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$89.40	$79.57	$76.88	$87.07	$96.18	$89.78
Income from Investment Operations
Net investment income (loss)B	.71	1.34	1.40	2.08C	1.54	1.28
Net realized and unrealized gain (loss)	11.79	11.24	3.54	(2.64)	(2.80)	9.12
Total from investment operations	12.50	12.58	4.94	(.56)	(1.26)	10.40
Distributions from net investment income	(.06)	(1.42)	(1.35)	(2.11)	(1.55)	(1.37)
Distributions from net realized gain	(4.00)	(1.33)	(.90)	(7.53)	(6.30)	(2.64)
Total distributions	(4.06)	(2.75)	(2.25)	(9.63)D	(7.85)	(4.00)D
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$97.84	$89.40	$79.57	$76.88	$87.07	$96.18
Total ReturnF,G,H	14.16%	16.00%	6.17%	(.32)%	(1.68)%	11.91%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	1.04%	1.04%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.02%K	1.04%	1.04%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.00%K	1.03%	1.04%	1.04%	1.04%	1.03%
Net investment income (loss)	1.48%K	1.57%	1.67%	2.65%C	1.60%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$283,619	$248,234	$239,067	$232,020	$317,366	$522,014
Portfolio turnover rateL	61%K	51%	40%	41%M	76%	56%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.78%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$88.43	$78.74	$76.13	$86.30	$95.42	$89.10
Income from Investment Operations
Net investment income (loss)B	.58	1.10	1.16	1.85C	1.27	1.01
Net realized and unrealized gain (loss)	11.65	11.11	3.50	(2.61)	(2.78)	9.07
Total from investment operations	12.23	12.21	4.66	(.76)	(1.51)	10.08
Distributions from net investment income	(.02)	(1.19)	(1.15)	(1.88)	(1.31)	(1.12)
Distributions from net realized gain	(4.00)	(1.33)	(.90)	(7.53)	(6.30)	(2.64)
Total distributions	(4.02)	(2.52)	(2.05)	(9.41)	(7.61)	(3.76)
Redemption fees added to paid in capitalB	–	–	–	–	–	–D
Net asset value, end of period	$96.64	$88.43	$78.74	$76.13	$86.30	$95.42
Total ReturnE,F,G	14.00%	15.69%	5.88%	(.59)%	(1.94)%	11.61%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.29%J	1.31%	1.31%	1.33%	1.32%	1.32%
Expenses net of fee waivers, if any	1.28%J	1.31%	1.31%	1.32%	1.32%	1.32%
Expenses net of all reductions	1.27%J	1.30%	1.31%	1.31%	1.31%	1.31%
Net investment income (loss)	1.21%J	1.30%	1.40%	2.37%C	1.33%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$62,492	$56,664	$55,954	$60,069	$76,572	$89,925
Portfolio turnover rateK	61%J	51%	40%	41%L	76%	56%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.68 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$86.73	$77.27	$74.79	$84.85	$93.89	$87.77
Income from Investment Operations
Net investment income (loss)B	.34	.68	.75	1.46C	.81	.56
Net realized and unrealized gain (loss)	11.42	10.87	3.44	(2.57)	(2.73)	8.92
Total from investment operations	11.76	11.55	4.19	(1.11)	(1.92)	9.48
Distributions from net investment income	–	(.80)	(.81)	(1.43)	(.82)	(.73)
Distributions from net realized gain	(3.94)	(1.30)	(.90)	(7.53)	(6.30)	(2.64)
Total distributions	(3.94)	(2.09)D	(1.71)	(8.95)D	(7.12)	(3.36)D
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$94.55	$86.73	$77.27	$74.79	$84.85	$93.89
Total ReturnF,G,H	13.71%	15.14%	5.39%	(1.05)%	(2.41)%	11.07%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.77%K	1.79%	1.79%	1.79%	1.79%	1.80%
Expenses net of fee waivers, if any	1.77%K	1.79%	1.79%	1.79%	1.79%	1.79%
Expenses net of all reductions	1.76%K	1.78%	1.79%	1.78%	1.78%	1.79%
Net investment income (loss)	.73%K	.83%	.92%	1.91%C	.86%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$95,445	$104,955	$117,328	$150,822	$228,874	$308,350
Portfolio turnover rateL	61%K	51%	40%	41%M	76%	56%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.67 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$90.40	$80.42	$77.63	$87.85	$97.01	$90.48
Income from Investment Operations
Net investment income (loss)B	.86	1.60	1.66	2.34C	1.82	1.56
Net realized and unrealized gain (loss)	11.92	11.39	3.59	(2.67)	(2.82)	9.20
Total from investment operations	12.78	12.99	5.25	(.33)	(1.00)	10.76
Distributions from net investment income	(.11)	(1.68)	(1.55)	(2.36)	(1.86)	(1.60)
Distributions from net realized gain	(4.00)	(1.33)	(.90)	(7.53)	(6.30)	(2.64)
Total distributions	(4.11)	(3.01)	(2.46)D	(9.89)	(8.16)	(4.23)D
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$99.07	$90.40	$80.42	$77.63	$87.85	$97.01
Total ReturnF,G	14.31%	16.34%	6.48%	(.03)%	(1.40)%	12.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.75%	.75%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.73%J	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.72%J	.74%	.75%	.75%	.76%	.76%
Net investment income (loss)	1.77%J	1.86%	1.96%	2.94%C	1.89%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$854,056	$770,644	$773,437	$814,350	$1,328,696	$1,665,604
Portfolio turnover rateK	61%J	51%	40%	41%L	76%	56%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.07%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$90.17	$80.23	$77.45	$87.68	$96.82	$90.34
Income from Investment Operations
Net investment income (loss)B	.85	1.60	1.65	2.33C	1.81	1.54
Net realized and unrealized gain (loss)	11.90	11.34	3.58	(2.68)	(2.82)	9.19
Total from investment operations	12.75	12.94	5.23	(.35)	(1.01)	10.73
Distributions from net investment income	(.10)	(1.67)	(1.55)	(2.36)	(1.83)	(1.61)
Distributions from net realized gain	(4.00)	(1.33)	(.90)	(7.53)	(6.30)	(2.64)
Total distributions	(4.11)D	(3.00)	(2.45)	(9.88)D	(8.13)	(4.25)
Redemption fees added to paid in capitalB	–	–	–	–	–	–E
Net asset value, end of period	$98.81	$90.17	$80.23	$77.45	$87.68	$96.82
Total ReturnF,G	14.31%	16.32%	6.48%	(.04)%	(1.41)%	12.22%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.76%	.76%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.74%J	.75%	.76%	.77%	.78%	.78%
Expenses net of all reductions	.73%J	.75%	.76%	.76%	.77%	.77%
Net investment income (loss)	1.76%J	1.86%	1.95%	2.93%C	1.88%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$145,068	$132,898	$149,514	$159,614	$240,605	$275,616
Portfolio turnover rateK	61%J	51%	40%	41%L	76%	56%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$90.08	$80.14	$77.36	$81.61
Income from Investment Operations
Net investment income (loss)C	.91	1.71	1.78	.05D
Net realized and unrealized gain (loss)	11.88	11.35	3.56	.33
Total from investment operations	12.79	13.06	5.34	.38
Distributions from net investment income	(.13)	(1.79)	(1.66)	(2.23)
Distributions from net realized gain	(4.00)	(1.33)	(.90)	(2.40)
Total distributions	(4.13)	(3.12)	(2.56)	(4.63)
Net asset value, end of period	$98.74	$90.08	$80.14	$77.36
Total ReturnE,F	14.37%	16.49%	6.61%	.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.62%	.63%	.63%I
Expenses net of fee waivers, if any	.61%I	.62%	.63%	.62%I
Expenses net of all reductions	.60%I	.62%	.62%	.61%I
Net investment income (loss)	1.89%I	1.99%	2.08%	.16%D,I
Supplemental Data
Net assets, end of period (000 omitted)	$65,911	$43,591	$41,629	$8,052
Portfolio turnover rateJ	61%I	51%	40%	41%K

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.26 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.69) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Consumer Staples Portfolio	$317,153

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$382,696,291
Gross unrealized depreciation	(20,668,323)
Net unrealized appreciation (depreciation)	$362,027,968
Tax cost	$1,154,886,275

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	444,821,546	478,065,695

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$341,406	$901
Class M	.25%	.25%	153,672	–
Class C	.75%	.25%	525,235	26,052
			$1,020,313	$26,953

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$40,059
Class M	5,467
Class C(a)	502
$46,028

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$267,158.20
Class M	65,502.21
Class C	104,721.20
Consumer Staples	675,110.16
Class I	120,671.17
Class Z	11,361.04
	$1,244,523

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Consumer Staples Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Staples Portfolio	$9,565

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Staples Portfolio	Borrower	$3,374,125.29%		$217

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	17,161,047	34,807,897

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Consumer Staples Portfolio	$1,321

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Consumer Staples Portfolio	$2,283	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $92,663 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,139.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2021	Year ended February 28, 2021
Consumer Staples Portfolio
Distributions to shareholders
Class A	$11,114,885	$7,785,064
Class M	2,543,526	1,694,592
Class C	4,598,422	2,915,694
Consumer Staples	34,746,038	26,940,406
Class I	5,809,159	5,222,248
Class Z	2,018,911	1,594,167
Total	$60,830,941	$46,152,171

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2021	Year ended February 28, 2021	Six months ended August 31, 2021	Year ended February 28, 2021
Consumer Staples Portfolio
Class A
Shares sold	279,715	521,136	$26,843,899	$43,136,035
Reinvestment of distributions	113,441	88,396	10,698,575	7,517,633
Shares redeemed	(270,763)	(837,400)	(25,946,499)	(70,049,187)
Net increase (decrease)	122,393	(227,868)	$11,595,975	$(19,395,519)
Class M
Shares sold	27,437	73,432	$2,613,206	$5,865,389
Reinvestment of distributions	27,127	20,110	2,529,616	1,683,104
Shares redeemed	(48,675)	(163,378)	(4,610,299)	(13,583,465)
Net increase (decrease)	5,889	(69,836)	$532,523	$(6,034,972)
Class C
Shares sold	36,069	141,597	$3,361,463	$11,209,401
Reinvestment of distributions	49,684	35,029	4,541,660	2,841,148
Shares redeemed	(286,457)	(484,920)	(26,566,922)	(39,991,422)
Net increase (decrease)	(200,704)	(308,294)	$(18,663,799)	$(25,940,873)
Consumer Staples
Shares sold	566,967	1,518,738	$55,039,875	$126,493,736
Reinvestment of distributions	333,965	285,485	31,856,921	24,629,835
Shares redeemed	(804,959)	(2,896,609)	(78,269,921)	(243,910,123)
Net increase (decrease)	95,973	(1,092,386)	$8,626,875	$(92,786,552)
Class I
Shares sold	168,782	850,081	$16,363,585	$68,795,704
Reinvestment of distributions	56,387	55,882	5,365,186	4,825,829
Shares redeemed	(230,845)	(1,295,813)	(22,335,447)	(108,862,991)
Net increase (decrease)	(5,676)	(389,850)	$(606,676)	$(35,241,458)
Class Z
Shares sold	236,013	271,537	$23,003,121	$22,735,232
Reinvestment of distributions	20,102	17,543	1,910,309	1,510,349
Shares redeemed	(72,521)	(324,611)	(7,028,365)	(28,402,353)
Net increase (decrease)	183,594	(35,531)	$17,885,065	$(4,156,772)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Consumer Staples Portfolio
Class A	1.02%
Actual		$1,000.00	$1,141.60	$5.51
Hypothetical-C		$1,000.00	$1,020.06	$5.19
Class M	1.28%
Actual		$1,000.00	$1,140.00	$6.90
Hypothetical-C		$1,000.00	$1,018.75	$6.51
Class C	1.77%
Actual		$1,000.00	$1,137.10	$9.53
Hypothetical-C		$1,000.00	$1,016.28	$9.00
Consumer Staples	.73%
Actual		$1,000.00	$1,143.10	$3.94
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class I	.74%
Actual		$1,000.00	$1,143.10	$4.00
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class Z	.61%
Actual		$1,000.00	$1,143.70	$3.30
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Consumer Staples Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Consumer Staples Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SELCS-SANN-1021
1.846045.114

Fidelity® Environment and Alternative Energy Fund (formerly Environment and Alternative Energy Portfolio)

Fidelity® Natural Resources Fund (formerly Natural Resources Portfolio)

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Fidelity® Environment and Alternative Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Natural Resources Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Environment and Alternative Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Microsoft Corp.	13.9
Tesla, Inc.	9.3
Danaher Corp.	7.5
NextEra Energy, Inc.	5.2
Linde PLC	3.9
Prologis (REIT), Inc.	3.5
Eaton Corp. PLC	3.5
Analog Devices, Inc.	2.9
Deere & Co.	2.6
Johnson Controls International PLC	2.5
54.8

Top Industries (% of fund's net assets)

As of August 31, 2021
Software	13.9%
Electrical Equipment	11.1%
Automobiles	9.6%
Building Products	9.2%
Chemicals	9.1%
All Others*	47.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Environment and Alternative Energy Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Automobiles - 9.6%
Automobile Manufacturers - 9.6%
Tesla, Inc. (a)	70,020	$51,515,114
XPeng, Inc. ADR (a)	33,400	1,419,500
		52,934,614
Building Products - 9.2%
Building Products - 9.2%
A.O. Smith Corp.	18,621	1,354,119
Carlisle Companies, Inc.	43,710	9,211,445
Johnson Controls International PLC	184,430	13,795,364
Kingspan Group PLC (Ireland)	24,100	2,753,979
Nibe Industrier AB (B Shares)	315,400	4,396,876
Owens Corning	58,029	5,544,671
Trane Technologies PLC	69,310	13,758,035
		50,814,489
Capital Markets - 2.0%
Asset Management & Custody Banks - 1.3%
BlackRock, Inc. Class A	7,310	6,895,450
Financial Exchanges & Data - 0.7%
Intercontinental Exchange, Inc.	34,540	4,128,566

TOTAL CAPITAL MARKETS		11,024,016

Chemicals - 9.1%
Commodity Chemicals - 0.1%
Zymergen, Inc. (a)	42,100	552,352
Diversified Chemicals - 0.2%
The Chemours Co. LLC	33,100	1,109,181
Industrial Gases - 3.9%
Linde PLC	67,520	21,241,117
Specialty Chemicals - 4.9%
Albemarle Corp. U.S.	8,298	1,964,469
Corbion NV	2,740	147,269
Danimer Scientific, Inc. (a)	39,542	772,651
Innospec, Inc.	81,424	7,621,286
Koninklijke DSM NV	51,630	10,988,423
Minerals Technologies, Inc.	72,080	5,668,371
		27,162,469

TOTAL CHEMICALS		50,065,119

Commercial Services & Supplies - 1.1%
Environmental & Facility Services - 0.8%
Montrose Environmental Group, Inc. (a)	33,900	1,695,000
Tetra Tech, Inc.	17,691	2,544,673
		4,239,673
Office Services & Supplies - 0.3%
Steelcase, Inc. Class A	116,871	1,646,712

TOTAL COMMERCIAL SERVICES & SUPPLIES		5,886,385

Communications Equipment - 1.1%
Communications Equipment - 1.1%
Cisco Systems, Inc.	100,000	5,902,000
Construction & Engineering - 0.5%
Construction & Engineering - 0.5%
EMCOR Group, Inc.	16,385	1,990,778
Quanta Services, Inc.	7,906	807,203
		2,797,981
Containers & Packaging - 0.5%
Metal & Glass Containers - 0.5%
Ball Corp.	29,085	2,790,997
Electric Utilities - 7.6%
Electric Utilities - 7.6%
NextEra Energy, Inc.	342,730	28,785,893
ORSTED A/S (b)	56,970	9,054,487
Verbund AG	37,800	4,139,650
		41,980,030
Electrical Equipment - 11.1%
Electrical Components & Equipment - 8.6%
Acuity Brands, Inc.	48,780	9,001,373
Ceres Power Holdings PLC (a)	101,470	1,644,776
Eaton Corp. PLC	114,180	19,223,345
Hubbell, Inc. Class B	38,927	8,023,244
Regal Beloit Corp.	45,391	6,782,323
Sunrun, Inc. (a)	62,200	2,752,350
		47,427,411
Heavy Electrical Equipment - 2.5%
Vestas Wind Systems A/S	339,950	13,726,030

TOTAL ELECTRICAL EQUIPMENT		61,153,441

Electronic Equipment & Components - 1.3%
Electronic Equipment & Instruments - 1.3%
Badger Meter, Inc.	5,666	606,772
Trimble, Inc. (a)	67,750	6,383,405
		6,990,177
Energy Equipment & Services - 0.4%
Oil & Gas Equipment & Services - 0.4%
Aspen Aerogels, Inc. (a)	51,010	2,231,688
Equity Real Estate Investment Trusts (REITs) - 3.5%
Industrial REITs - 3.5%
Prologis (REIT), Inc.	144,940	19,517,620
Health Care Equipment & Supplies - 7.5%
Health Care Equipment - 7.5%
Danaher Corp.	127,430	41,307,709
Independent Power and Renewable Electricity Producers - 2.0%
Renewable Electricity - 2.0%
EDP Renovaveis SA	370,350	9,847,788
Meridian Energy Ltd.	269,930	998,582
		10,846,370
Industrial Conglomerates - 1.2%
Industrial Conglomerates - 1.2%
Honeywell International, Inc.	27,861	6,461,245
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
thredUP, Inc. (a)	3,900	74,763
Life Sciences Tools & Services - 0.8%
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	23,380	4,102,489
Codexis, Inc. (a)	21,521	581,497
		4,683,986
Machinery - 6.3%
Agricultural & Farm Machinery - 2.6%
Deere & Co.	37,290	14,096,739
Construction Machinery & Heavy Trucks - 2.0%
Cummins, Inc.	46,512	10,975,902
Industrial Machinery - 1.7%
Chart Industries, Inc. (a)	7,340	1,382,709
Crane Co.	41,284	4,201,473
Kornit Digital Ltd. (a)	8,260	1,076,856
Xylem, Inc.	22,074	3,008,907
		9,669,945

TOTAL MACHINERY		34,742,586

Metals & Mining - 0.9%
Diversified Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	425,860	2,143,381
Steel - 0.5%
Reliance Steel & Aluminum Co.	17,228	2,584,889

TOTAL METALS & MINING		4,728,270

Mortgage Real Estate Investment Trusts - 0.5%
Mortgage REITs - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,517	2,687,491
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Exploration & Production - 0.5%
Denbury, Inc. (a)	39,750	2,795,618
Professional Services - 0.4%
Human Resource & Employment Services - 0.4%
Robert Half International, Inc.	22,955	2,373,547
Semiconductors & Semiconductor Equipment - 4.8%
Semiconductor Equipment - 1.7%
Enphase Energy, Inc. (a)	33,753	5,863,909
SolarEdge Technologies, Inc. (a)	12,953	3,753,520
		9,617,429
Semiconductors - 3.1%
Allegro MicroSystems LLC (a)	13,527	406,486
Analog Devices, Inc.	98,050	15,977,248
Power Integrations, Inc.	5,468	594,044
		16,977,778

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		26,595,207

Software - 13.9%
Systems Software - 13.9%
Microsoft Corp.	254,510	76,831,477
TOTAL COMMON STOCKS
(Cost $429,078,817)		528,216,826

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (c)
(Cost $15,605,403)	15,602,283	15,605,403
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $444,684,220)		543,822,229
NET OTHER ASSETS (LIABILITIES) - 1.4%		7,927,103
NET ASSETS - 100%		$551,749,332

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,054,487 or 1.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,161,296	$141,916,902	$134,472,795	$1,909	$--	$--	$15,605,403	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	1,045,802	1,045,802	4	--	--	--	0.0%
Total	$8,161,296	$142,962,704	$135,518,597	$1,913	$--	$--	$15,605,403

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$528,216,826	$528,216,826	$--	$--
Money Market Funds	15,605,403	15,605,403	--	--
Total Investments in Securities:	$543,822,229	$543,822,229	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
Ireland	12.9%
Denmark	4.1%
Netherlands	2.0%
Spain	1.8%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Environment and Alternative Energy Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $429,078,817)	$528,216,826
Fidelity Central Funds (cost $15,605,403)	15,605,403
Total Investment in Securities (cost $444,684,220)		$543,822,229
Receivable for investments sold		183,987,744
Receivable for fund shares sold		2,505,279
Dividends receivable		971,894
Distributions receivable from Fidelity Central Funds		616
Prepaid expenses		1,716
Other receivables		6,231
Total assets		731,295,709
Liabilities
Payable for investments purchased	$178,620,637
Payable for fund shares redeemed	564,881
Accrued management fee	232,337
Other affiliated payables	101,894
Other payables and accrued expenses	26,628
Total liabilities		179,546,377
Net Assets		$551,749,332
Net Assets consist of:
Paid in capital		$403,997,712
Total accumulated earnings (loss)		147,751,620
Net Assets		$551,749,332
Net Asset Value, offering price and redemption price per share ($551,749,332 ÷ 15,318,113 shares)		$36.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$3,514,866
Income from Fidelity Central Funds (including $4 from security lending)		1,913
Total income		3,516,779
Expenses
Management fee	$1,249,906
Transfer agent fees	495,935
Accounting fees	92,248
Custodian fees and expenses	12,198
Independent trustees' fees and expenses	798
Registration fees	43,407
Audit	27,067
Legal	1,347
Interest	233
Miscellaneous	715
Total expenses before reductions	1,923,854
Expense reductions	(11,630)
Total expenses after reductions		1,912,224
Net investment income (loss)		1,604,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,227,040
Foreign currency transactions	161,600
Total net realized gain (loss)		50,388,640
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,655,281
Assets and liabilities in foreign currencies	7,361
Total change in net unrealized appreciation (depreciation)		27,662,642
Net gain (loss)		78,051,282
Net increase (decrease) in net assets resulting from operations		$79,655,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,604,555	$1,985,372
Net realized gain (loss)	50,388,640	(3,213,521)
Change in net unrealized appreciation (depreciation)	27,662,642	68,284,486
Net increase (decrease) in net assets resulting from operations	79,655,837	67,056,337
Distributions to shareholders	(251,745)	(13,727,960)
Share transactions
Proceeds from sales of shares	186,943,872	204,311,751
Reinvestment of distributions	237,440	13,015,832
Cost of shares redeemed	(88,817,576)	(78,130,888)
Net increase (decrease) in net assets resulting from share transactions	98,363,736	139,196,695
Total increase (decrease) in net assets	177,767,828	192,525,072
Net Assets
Beginning of period	373,981,504	181,456,432
End of period	$551,749,332	$373,981,504
Other Information
Shares
Sold	5,589,085	7,351,508
Issued in reinvestment of distributions	7,228	653,424
Redeemed	(2,680,005)	(3,226,046)
Net increase (decrease)	2,916,308	4,778,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Environment and Alternative Energy Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.16	$23.80	$24.92	$26.31	$23.89	$18.20
Income from Investment Operations
Net investment income (loss)B	.11	.24	.27	.24	.27	.20
Net realized and unrealized gain (loss)	5.77	8.02	(.81)	(.25)	3.83	5.78
Total from investment operations	5.88	8.26	(.54)	(.01)	4.10	5.98
Distributions from net investment income	(.02)	(.26)	(.23)	(.22)	(.22)	(.16)
Distributions from net realized gain	–	(1.64)	(.35)	(1.16)	(1.46)	(.13)
Total distributions	(.02)	(1.90)	(.58)	(1.38)	(1.68)	(.29)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$36.02	$30.16	$23.80	$24.92	$26.31	$23.89
Total ReturnD,E	19.50%	38.97%	(2.35)%	.39%	17.73%	33.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.85%	.85%	.87%	.87%	.94%
Expenses net of fee waivers, if any	.81%H	.85%	.85%	.87%	.87%	.94%
Expenses net of all reductions	.80%H	.85%	.85%	.87%	.86%	.94%
Net investment income (loss)	.68%H	.95%	1.08%	.96%	1.07%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$551,749	$373,982	$181,456	$160,960	$188,383	$137,674
Portfolio turnover rateI	156%H	28%	49%	62%	47%	82%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Natural Resources Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Exxon Mobil Corp.	17.6
Canadian Natural Resources Ltd.	9.7
Hess Corp.	8.2
Freeport-McMoRan, Inc.	6.3
Franco-Nevada Corp.	3.9
Cheniere Energy, Inc.	3.6
Phillips 66 Co.	3.3
Avery Dennison Corp.	3.2
Tourmaline Oil Corp.	2.5
Murphy Oil Corp.	2.4
60.7

Top Industries (% of fund's net assets)

As of August 31, 2021
Oil, Gas & Consumable Fuels	61.3%
Metals & Mining	21.8%
Containers & Packaging	9.1%
Energy Equipment & Services	4.3%
Construction Materials	2.3%
All Others*	1.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Natural Resources Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Construction Materials - 2.3%
Construction Materials - 2.3%
Eagle Materials, Inc.	28,700	$4,501,308
Summit Materials, Inc. (a)	111,700	3,760,939
		8,262,247
Containers & Packaging - 9.1%
Metal & Glass Containers - 3.7%
Aptargroup, Inc.	17,600	2,372,480
Berry Global Group, Inc. (a)	37,700	2,532,309
Crown Holdings, Inc.	71,500	7,849,985
		12,754,774
Paper Packaging - 5.4%
Avery Dennison Corp.	49,700	11,201,883
Graphic Packaging Holding Co.	116,500	2,390,580
Packaging Corp. of America	35,100	5,324,670
		18,917,133

TOTAL CONTAINERS & PACKAGING		31,671,907

Energy Equipment & Services - 4.3%
Oil & Gas Equipment & Services - 4.3%
Baker Hughes Co. Class A	246,600	5,617,548
Halliburton Co.	406,600	8,123,868
Oceaneering International, Inc. (a)	109,900	1,351,770
		15,093,186
Metals & Mining - 21.8%
Copper - 8.5%
First Quantum Minerals Ltd.	371,800	7,744,544
Freeport-McMoRan, Inc.	602,600	21,928,614
		29,673,158
Diversified Metals & Mining - 2.9%
Anglo American PLC (United Kingdom)	46,300	1,955,504
Foran Mining Corp. (a)	1,132,400	1,902,816
Glencore Xstrata PLC	1,085,200	4,891,794
Western Copper & Gold Corp.	142,500	216,520
Western Copper & Gold Corp. (TSX) (a)	760,800	1,284,432
		10,251,066
Gold - 8.8%
Agnico Eagle Mines Ltd. (Canada)	53,800	3,095,851
Barrick Gold Corp.	370,532	7,436,577
Franco-Nevada Corp.	94,300	13,756,521
Kinross Gold Corp.	1,000	6,020
Novagold Resources, Inc. (a)	206,500	1,491,075
Pretium Resources, Inc. (a)	120,400	1,220,557
Solgold PLC (a)(b)	5,265,700	2,135,667
Victoria Gold Corp. (a)	133,200	1,588,919
		30,731,187
Silver - 0.5%
Pan American Silver Corp.	65,300	1,693,882
Steel - 1.1%
ArcelorMittal SA (Netherlands)	53,200	1,783,657
Vale SA sponsored ADR	99,100	1,889,837
		3,673,494

TOTAL METALS & MINING		76,022,787

Oil, Gas & Consumable Fuels - 61.3%
Coal & Consumable Fuels - 3.0%
New Hope Corp. Ltd. (b)	974,211	1,468,129
Thungela Resources Ltd. (a)(b)	1,054,500	4,400,080
Whitehaven Coal Ltd. (a)	2,435,334	4,507,369
		10,375,578
Integrated Oil & Gas - 21.0%
Cenovus Energy, Inc.	802,300	6,643,044
Exxon Mobil Corp.	1,125,600	61,367,715
Imperial Oil Ltd.	198,800	5,261,310
		73,272,069
Oil & Gas Exploration & Production - 27.9%
Africa Oil Corp. (a)(b)	4,725,700	6,367,606
Canadian Natural Resources Ltd.	1,028,600	34,015,802
Denbury, Inc. (a)	15,100	1,061,983
Harbour Energy PLC (a)(b)	836,860	4,102,886
Hess Corp.	416,600	28,641,250
MEG Energy Corp. (a)	800,603	5,101,929
Murphy Oil Corp.	391,900	8,331,794
Range Resources Corp. (a)	64,200	938,604
Tourmaline Oil Corp.	324,700	8,683,373
		97,245,227
Oil & Gas Refining & Marketing - 4.7%
Phillips 66 Co.	162,416	11,546,153
Valero Energy Corp.	76,300	5,059,453
		16,605,606
Oil & Gas Storage & Transport - 4.7%
Cheniere Energy, Inc.	143,400	12,541,764
Targa Resources Corp.	85,700	3,763,944
		16,305,708

TOTAL OIL, GAS & CONSUMABLE FUELS		213,804,188

Paper & Forest Products - 0.9%
Forest Products - 0.9%
Western Forest Products, Inc.	1,899,600	3,237,142
TOTAL COMMON STOCKS
(Cost $288,162,586)		348,091,457

Money Market Funds - 1.8%
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)
(Cost $6,223,585)	6,222,963	6,223,585
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $294,386,171)		354,315,042
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,355,558)
NET ASSETS - 100%		$348,959,484

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,866,336	$34,990,175	$36,856,511	$150	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	868,201	101,268,408	95,913,024	23,524	--	--	6,223,585	0.0%
Total	$2,734,537	$136,258,583	$132,769,535	$23,674	$--	$--	$6,223,585

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$348,091,457	$341,027,639	$7,063,818	$--
Money Market Funds	6,223,585	6,223,585	--	--
Total Investments in Securities:	$354,315,042	$347,251,224	$7,063,818	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	60.5%
Canada	31.7%
United Kingdom	2.3%
Australia	1.7%
Bailiwick of Jersey	1.4%
South Africa	1.3%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,781,200) — See accompanying schedule: Unaffiliated issuers (cost $288,162,586)	$348,091,457
Fidelity Central Funds (cost $6,223,585)	6,223,585
Total Investment in Securities (cost $294,386,171)		$354,315,042
Foreign currency held at value (cost $35,809)		35,816
Receivable for investments sold		4,201,676
Receivable for fund shares sold		185,924
Dividends receivable		1,657,812
Distributions receivable from Fidelity Central Funds		12,434
Prepaid expenses		4,645
Other receivables		162,490
Total assets		360,575,839
Liabilities
Payable to custodian bank	$2,071,277
Payable for investments purchased	1,983,436
Payable for fund shares redeemed	978,641
Accrued management fee	153,325
Other affiliated payables	79,212
Other payables and accrued expenses	127,373
Collateral on securities loaned	6,223,091
Total liabilities		11,616,355
Net Assets		$348,959,484
Net Assets consist of:
Paid in capital		$590,425,692
Total accumulated earnings (loss)		(241,466,208)
Net Assets		$348,959,484
Net Asset Value, offering price and redemption price per share ($348,959,484 ÷ 13,653,716 shares)		$25.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$4,874,285
Income from Fidelity Central Funds (including $23,524 from security lending)		23,674
Total income		4,897,959
Expenses
Management fee	$939,076
Transfer agent fees	402,791
Accounting fees	69,528
Custodian fees and expenses	17,925
Independent trustees' fees and expenses	625
Registration fees	31,479
Audit	28,431
Legal	125
Miscellaneous	1,246
Total expenses before reductions	1,491,226
Expense reductions	(103,786)
Total expenses after reductions		1,387,440
Net investment income (loss)		3,510,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,871,072
Foreign currency transactions	(1,821)
Total net realized gain (loss)		4,869,251
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	17,241,646
Assets and liabilities in foreign currencies	604
Total change in net unrealized appreciation (depreciation)		17,242,250
Net gain (loss)		22,111,501
Net increase (decrease) in net assets resulting from operations		$25,622,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,510,519	$4,107,234
Net realized gain (loss)	4,869,251	(86,930,924)
Change in net unrealized appreciation (depreciation)	17,242,250	112,607,802
Net increase (decrease) in net assets resulting from operations	25,622,020	29,784,112
Distributions to shareholders	–	(4,520,020)
Share transactions
Proceeds from sales of shares	125,938,252	119,747,809
Reinvestment of distributions	–	4,308,576
Cost of shares redeemed	(95,487,808)	(171,966,676)
Net increase (decrease) in net assets resulting from share transactions	30,450,444	(47,910,291)
Total increase (decrease) in net assets	56,072,464	(22,646,199)
Net Assets
Beginning of period	292,887,020	315,533,219
End of period	$348,959,484	$292,887,020
Other Information
Shares
Sold	4,743,020	6,708,913
Issued in reinvestment of distributions	–	210,950
Redeemed	(3,708,502)	(9,621,746)
Net increase (decrease)	1,034,518	(2,701,883)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Natural Resources Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.21	$20.59	$25.55	$27.51	$29.13	$21.80
Income from Investment Operations
Net investment income (loss)B	.26	.30	.30	.29	.43C	.10
Net realized and unrealized gain (loss)	2.09	2.69	(4.88)	(1.97)	(1.64)	7.42
Total from investment operations	2.35	2.99	(4.58)	(1.68)	(1.21)	7.52
Distributions from net investment income	–	(.37)	(.30)	(.28)	(.39)	(.11)
Distributions from net realized gain	–	–	(.08)	–D	(.02)	(.08)
Total distributions	–	(.37)	(.38)	(.28)	(.41)	(.19)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$25.56	$23.21	$20.59	$25.55	$27.51	$29.13
Total ReturnE,F	10.12%	14.76%	(18.25)%	(6.06)%	(4.16)%	34.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.89%	.84%	.81%	.83%	.84%
Expenses net of fee waivers, if any	.83%I	.89%	.84%	.81%	.83%	.84%
Expenses net of all reductions	.78%I	.88%	.84%	.80%	.82%	.83%
Net investment income (loss)	1.97%I	1.62%	1.18%	1.02%	1.54%C	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$348,959	$292,887	$315,533	$424,167	$910,733	$912,090
Portfolio turnover rateJ	92%I	90%	8%	26%	78%	84%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.31 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Environment and Alternative Energy Fund (formerly Environment and Alternative Energy Portfolio) and Fidelity Natural Resources Fund (formerly Natural Resources Portfolio) (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Fidelity Natural Resources Fund may also invest in certain precious metals.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Natural Resources Fund	$97,048

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Environment and Alternative Energy Fund	$445,075,053	$100,247,319	$(1,500,143)	$98,747,176
Fidelity Natural Resources Fund	298,862,169	67,071,519	(11,618,646)	55,452,873

Natural Resources Portfolio elected to defer to its next fiscal year $1,258,378 of ordinary losses recognized during the period January 1, 2021 to February 28, 2021.

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Environment and Alternative Energy Fund	$(3,214,228)	$–	$(3,214,228)
Fidelity Natural Resources Fund	(94,745,607)	(207,408,767)	(302,154,374)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	448,449,577	363,559,867
Fidelity Natural Resources Fund	195,899,426	160,793,705

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Environment and Alternative Energy Fund	.30%	.23%	.53%
Fidelity Natural Resources Fund	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Environment and Alternative Energy Fund	.21%
Fidelity Natural Resources Fund	.23%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Environment and Alternative Energy Fund	.04
Fidelity Natural Resources Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Environment and Alternative Energy Fund	$3,553
Fidelity Natural Resources Fund	3,808

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Environment and Alternative Energy Fund	Borrower	$5,155,000.33%		$233

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	35,436,479	10,550,442
Fidelity Natural Resources Fund	9,310,580	4,626,739

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Environment and Alternative Energy Fund	$378
Fidelity Natural Resources Fund	295

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Environment and Alternative Energy Fund	$–	$–	$–
Fidelity Natural Resources Fund	$2,485	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Environment and Alternative Energy Fund	$8,252	$3
Fidelity Natural Resources Fund	100,933	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Environment and Alternative Energy Fund	$3,375
Fidelity Natural Resources Fund	2,853

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Environment and Alternative Energy Fund	.81%
Actual		$1,000.00	$1,195.00	$4.48
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Fidelity Natural Resources Fund	.83%
Actual		$1,000.00	$1,101.20	$4.40
Hypothetical-C		$1,000.00	$1,021.02	$4.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Environment and Alternative Energy Fund
Fidelity Natural Resources Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Natural Resources Fund in January 2021. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below.

Fidelity Environment and Alternative Energy Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019 and January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Fidelity Natural Resources Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Environment and Alternative Energy Fund

Fidelity Natural Resources Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EAE-NRF-SANN-1021
1.9901476.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021